              As filed with the Securities and Exchange Commission
                                October 18, 1996
                       1933 Act Registration No. 33-34154
                           1940 Act File No. 811-6082


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE            /x/
                             SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.              / /


                         Post-Effective Amendment No. 17            /x/



                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940             /x/


                                Amendment No. 18                    /x/


                           THE RIVERFRONT FUNDS, INC.
                      (formerly known as The Trust Advisory
                              Group of Funds, Inc.)
               (Exact name of Registrant as specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (614) 899-4600

                                  Bryan C. Haft
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
                         Immediately upon effectiveness

It is proposed that this filing will become effective:


/ /      immediately upon filing pursuant to paragraph (b)

/ /      on (date) pursuant to paragraph (b)

/ /      60 days after filing pursuant to paragraph (a)(1)

/ /      on (date) pursuant to paragraph (a)(1)

/X/      75 days after filing pursuant to paragraph (a)(2)

/ /      on (date) pursuant to paragraph (a)(2) of Rule 485.

         If appropriate, check the following box:



/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1995, was filed on February 28, 1996.

                              CROSS-REFERENCE SHEET


           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                     THE RIVERFRONT OHIO TAX-FREE BOND FUND
                     THE RIVERFRONT STOCK APPRECIATION FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND
                          THE RIVERFRONT BALANCED FUND
                                 Seven Funds of
                           The Riverfront Funds, Inc.




Cross-Reference Sheet pursuant to Rule 481 under the Securities Act of 1933.


Item Number in
Part A of Form N-1A                  Prospectus Caption
-------------------                  ------------------

         1                           Cover Page

         2                           Fee Table

         3                           Financial Highlights; Performance Data

         4                           Cover Page; The Company and its
                                     Portfolios; The Fund's Investment
                                     Objectives and Policies

         5                           Company Management and Expenses;
                                     Additional Information

         5A                          Not Applicable

         6 The Company and its Portfolios; Dividends and Taxes; Company Shares; Pricing Shares

         7                           How to Buy Shares; Shareholder Services

         8                           How to Redeem Shares; How to Buy Shares

         9                           Not Applicable

THE RIVERFRONT FUNDS, INC.
THE RIVERFRONT U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
THE RIVERFRONT U.S. GOVERNMENT
  INCOME FUND
THE RIVERFRONT INCOME EQUITY FUND
THE RIVERFRONT OHIO TAX-FREE BOND FUND
THE RIVERFRONT STOCK APPRECIATION FUND

THE RIVERFRONT LARGE COMPANY


  SELECT FUND


THE RIVERFRONT BALANCED FUND



PROSPECTUS JANUARY 1, 1997



  The Riverfront Funds, Inc. (the "Company") is an open-end management investment company which currently issues seven series of shares (individually, a "Fund" and collectively, the "Funds"), each having a different investment objective and investing in a different portfolio of securities. The Funds offered by the Company are: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Stock Appreciation Fund, The Riverfront Large Company Select Fund and The Riverfront Balanced Fund.



  The Funds are offered to both customers of The Provident Bank ("Provident"), including personal trust, employee benefit, agency and custodial clients, and to the general public. Provident is a wholly owned subsidiary of Provident Bancorp, Inc. ("PBI"). Provident, directly or through a sub-investment adviser with respect to The Riverfront Income Equity Fund, serves as investment adviser to each of the Funds.



  SHARES OF THE FUNDS ARE NOT DEPOSITS OF, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PROVIDENT, PBI OR ANY OF THEIR AFFILIATES, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING RISK OF LOSS OF PRINCIPAL. THE VALUE OF THE RIVERFRONT U.S. GOVERNMENT INCOME, THE RIVERFRONT INCOME EQUITY FUND, THE RIVERFRONT OHIO TAX-FREE BOND FUND, THE RIVERFRONT STOCK APPRECIATION FUND, THE RIVERFRONT LARGE COMPANY SELECT FUND AND THE RIVERFRONT BALANCED FUND SHARES MAY FLUCTUATE, AND WHEN REDEEMED THEIR VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID BY THE PURCHASER.


  AN INVESTMENT IN THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND INTENDS TO MAINTAIN A NET ASSET VALUE PER SHARE OF $1.00, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

For Information Contact:
THE RIVERFRONT FUNDS, INC.
ONE EAST FOURTH STREET
CINCINNATI, OHIO 45202
CALL TOLL FREE 1-800-424-2295

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


  This prospectus relates to each of the Funds and sets forth concisely information that a prospective investor should know about each Fund before investing. Investors should read and retain this prospectus for future reference.

  Additional information about the Company and the Funds is contained in a Statement of Additional Information and Appendix thereto dated as of the date hereof, which has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this prospectus. For a free copy of the Statement of Additional Information, or for other information about the Company and the Funds, write to the address or call the telephone number listed above.



  The Company is designed to enable investors to pursue financial goals through a choice of the following Funds:


  -- THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (the "Money Market Fund") seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The dollar weighted average maturity of the Money Market Fund will not exceed 90 days.

  -- THE RIVERFRONT U.S. GOVERNMENT INCOME FUND (the "Income Fund") seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The Income Fund intends to invest in securities with dollar-weighted average durations of between three and seven years. The dollar-weighted average life of the Income Fund's securities is expected to be in the range of four to ten years.

  -- THE RIVERFRONT INCOME EQUITY FUND (the "Income Equity Fund") seeks a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. To provide investment advisory services to the Income Equity Fund, Provident has entered into a sub-investment advisory agreement with DePrince, Race & Zollo, Inc., Orlando, Florida.

  -- THE RIVERFRONT OHIO TAX-FREE BOND FUND (the "Ohio Tax-Free Fund") seeks (1) income, which is exempt from federal income tax and Ohio state income taxes, and
(2) preservation of capital.

  -- THE RIVERFRONT STOCK APPRECIATION FUND (the "Stock Appreciation Fund") seeks capital growth.


  -- THE RIVERFRONT LARGE COMPANY SELECT FUND (the "Large Company Fund") seeks long-term growth of capital with some current income as a secondary objective.



  -- THE RIVERFRONT BALANCED FUND (the "Balanced Fund") seeks long-term growth of capital with some current income as a secondary objective.



  The Money Market Fund, the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund."



  Each Fund of the Company, other than the Money Market Fund, offers two classes of shares. This prospectus describes the one class of shares of the Money Market Fund --Investor A shares, and the two classes of shares of each of the other Funds -- Investor A shares and Investor B shares.

          TABLE OF CONTENTS              Page
Prospectus Summary....................      4
Fee Table.............................      8
Financial Highlights..................     11
The Company and Its Funds.............     20
The Funds' Investment Objectives and
  Policies............................     20
Investment Restrictions...............     38
Pricing Shares........................     41
How To Buy Shares.....................     42
Sales Charges.........................     45
Reduced Sales Charges -- Investor A
  Shares..............................     46
Contingent Deferred Sales Charge --
  Investor B Shares...................     48
Conversion Feature....................     50
Other Purchase Information............     50
Exchanges.............................     51
How To Redeem Shares..................     52
Shareholder Services..................     55
Dividends and Taxes...................     55
Company Management and Expenses.......     57
Performance Data and Advertising......     63
Company Shares........................     64
Additional Information................     65

                               PROSPECTUS SUMMARY


Shares Offered................    Investor A shares of capital stock, $0.001 par value, of the
                                  Money Market Fund, and Investor A and Investor B shares of capital stock, $0.001 par value, of the Income Fund, the
                                  Income Equity Fund, the Ohio Tax-Free Fund, the Stock
                                  Appreciation Fund, the Large Company Fund and the Balanced
                                  Fund, seven separate series (collectively, the "Funds") of The
                                  Riverfront Funds, Inc., a Maryland corporation (the "Com-
                                  pany").
Offering Price................    The public offering price of the INVESTOR A SHARES of the
                                  Money Market Fund is equal to the net asset value per share.
                                  The public offering price of INVESTOR A SHARES of each of the other Funds is equal to the net asset value per share plus a sales charge equal to 4.50% of the public offering price
                                  (4.71% of the net amount invested), reduced on investments of
                                  $100,000 or more (See "Sales Charges -- Investor A Shares").
                                  Under certain circumstances, the sales charge may be elimi-
                                  nated (See "Reduced Sales Charges -- Investor A Shares").
                                  The public offering price of INVESTOR B SHARES of each of the
                                  Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund,
                                  the Stock Appreciation Fund, the Large Company Fund and the
                                  Balanced Fund is equal to the net asset value per share, but investors may be subject to a contingent deferred sales charge ranging from 4% to 1% when Investor B shares are redeemed
                                  within the first six years after purchase.
Minimum Purchase..............    $1,000 minimum initial investment with $100 minimum subse-
                                  quent investments. Such minimum initial and subsequent
                                  investments are waived for employees of The Provident Bank and
                                  BISYS Fund Services Limited Partnership. Investor B shares may only be purchased in an amount of less than $250,000.
Type of Company...............    Each of the Money Market Fund, the Income Fund, the Income
                                  Equity Fund, the Stock Appreciation Fund, the Large Company
                                  Fund and the Balanced Fund is a diversified series of the
                                  Company, an open-end, management investment company. The Ohio
                                  Tax-Free Fund is a non-diversified series of the Company.
Investment Objectives.........    For the MONEY MARKET FUND, current income from U.S. Government short-term securities while preserving capital and maintaining liquidity.

                                  For the INCOME FUND, a high level of current income,
                                  consistent with preservation of capital, by investing
                                  primarily in securities issued or guaranteed by the U.S.
                                  Government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed
                                  securities and other asset-backed securities.
                                  For the INCOME EQUITY FUND, a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of
                                  U.S. issuers.
                                  For the OHIO TAX-FREE FUND, (1) income, which is exempt from federal income tax and Ohio state income taxes, and (2)
                                  preservation of capital.
                                  For the STOCK APPRECIATION FUND, capital growth.
                                  For the LARGE COMPANY FUND, long-term growth of capital with some current income as a secondary objective.
                                  For the BALANCED FUND, as its primary objective, long-term growth of capital with some current income as a secondary
                                  objective.
Investment Policies...........    Under normal market conditions, the MONEY MARKET FUND invests at least 65% of its total assets in obligations issued or
                                  guaranteed as to principal and interest by the U.S. Govern-
                                  ment, its agencies or instrumentalities, and in repurchase agreements secured by such obligations.
                                  Under normal market conditions, the INCOME FUND invests
                                  primarily in securities issued or guaranteed by the U.S.
                                  Government, its agencies or instrumentalities and in high
                                  quality fixed rate and adjustable rate mortgage-backed securi-
                                  ties and other asset-backed securities which are issued or guaranteed by the U.S. Government, its agencies or instrumen-
                                  talities or are rated no lower than one of the three highest rating categories by a nationally recognized statistical
                                  rating organization (an "NRSRO"), or if not so rated, are
                                  deemed to be of comparable quality.
                                  Under normal market conditions, the INCOME EQUITY FUND invests at least 65% of its total assets in common stocks and
                                  securities convertible into common stocks, such as bonds and preferred stocks, rated in one of the four highest rating
                                  categories by an NRSRO, or if not so rated, are deemed to be of comparable quality.

                                  Under normal market conditions, the OHIO TAX-FREE FUND invests at least 80% of its net assets in a portfolio of obligations consisting of bonds, notes, commercial paper, debentures and certificates of indebtedness, issued by or on behalf of the
                                  State of Ohio, or any county, political subdivision or
                                  municipality thereof (including any agency, board, authority or commission of any of the foregoing), and in debt
                                  obligations issued by the Government of Puerto Rico and such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal income tax, is not a preference item for individuals for purposes of the federal alternative minimum tax and is exempt from Ohio state income taxes.
                                  Under normal market conditions, the STOCK APPRECIATION FUND invests at least 65% of its total assets in a portfolio of common stocks that, in the opinion of Provident based upon its analysis of various fundamental and technical standards, have appreciation potential.
                                  Under normal market conditions, the LARGE COMPANY FUND invests substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of issuers with market capitalizations of at least $4 billion.
                                  Under normal market conditions, the BALANCED FUND invests in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks.
Risk Factors and Investment
  Techniques..................    An investment in any of the Funds is subject to certain risks, as set forth in detail below under "Risk Factors and Invest-
                                  ment Techniques." As with other mutual funds, there can be no assurance that any of the Funds will achieve its investment objective or objectives. The Funds, to the extent set forth under "Risk Factors and Investment Techniques," may engage in the following practices: the use of repurchase and reverse repurchase agreements, entering into options and futures
                                  transactions, the lending of portfolio securities, the
                                  purchase of securities on a when-issued or delayed-delivery basis and investing in warrants, foreign securities and
                                  derivatives. The Ohio Tax-Free Fund is also subject to the risks associated with being a non-diversified portfolio.
Investment Adviser............    The Provident Bank ("Provident").

Sub-Investment Adviser........    DePrince, Race & Zollo, Inc. ("DRZ"), with respect to the
                                  Income Equity Fund.
Dividends.....................    For the Money Market Fund, dividends from net income are
                                  declared daily and generally paid monthly. For each of the other Funds, dividends from net income are declared and
                                  generally paid monthly. Net realized capital gains are
                                  distributed at least annually.
Distributor...................    BISYS Fund Services Limited Partnership (the "Distributor").

                                   FEE TABLE


The purpose of the fee tables is to assist investors in understanding the costs and expenses that an investor in a Fund will bear directly or indirectly. Such costs and expenses do not include any fees charged by Provident or any of its affiliates to its customers' accounts which may have invested in shares of the Funds. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Company Management and Expenses," "How to Buy Shares," "Sales Charges," "Reduced Sales Charges -- Investor A Shares" and "Distribution Plans."


                               INVESTOR A SHARES


                                   MONEY                   INCOME        OHIO           STOCK           LARGE
                                   MARKET      INCOME      EQUITY      TAX-FREE      APPRECIATION      COMPANY      BALANCED
                                    FUND        FUND        FUND         FUND            FUND           FUND          FUND
                                   ------      ------      ------      --------      ------------      -------      --------
SHAREHOLDER TRANSACTION EXPENSES
Sales Charge (as a percentage of
  offering price)................      0%       4.50%(1)    4.50%(1)     4.50%(1)        4.50%(1)        4.50%(1)     4.50%(1)
ANNUAL FUND EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Investment Advisory Fees After
  Voluntary Fee Reduction........    .15%        .40%        .95%(2)      .40%(3)         .80%            .80%         .80%
12b-1 Fees After Voluntary
  Fee Reduction..................    .10         .19(4)      .22(4)       .25             .25             .25          .19
Other Expenses(5)................    .36         .47         .51          .69             .56             .61(6)       .57
                                      --
                                               ------      ------      --------         -----          -------      --------
Total Fund Operating Expenses
  After Voluntary Fee
  Reductions.....................    .61%       1.06%       1.68%        1.34%          1.61%            1.66%       1.56%
                                   =======     =======     =======     ========      ============      =========    ========


---------------


(1) The sales charge applied to purchases of Investor A shares declines as the amount invested increases. In addition, all or a portion of the sales charge may be waived by the Distributor on certain sales of Investor A shares. See "Sales Charges -- Investor A Shares" and "Reduced Sales Charges -- Investor A Shares."



(2) The above table with respect to the Income Equity Fund reflects the cessation of the agreement by Provident and DRZ to waive 5 basis points (.05%) of the investment advisory and sub-investment advisory fees as of January 1, 1997. Absent such fee waivers, the Investment Advisory Fees and Total Fund Operating Expenses for the Investor A Shares of the Income Equity Fund would have been .95% and 1.74%, respectively, during the period of January 1, 1996, to December 31, 1996.



(3) Provident has agreed with the Company to reduce voluntarily the amount of its investment advisory fee with respect to the Ohio Tax-Free Fund for the fiscal year ending December 31, 1997. Absent such voluntary fee reduction, Investment Advisory Fees and Total Fund Operating Expenses for the Investor A Shares of the Ohio Tax-Free Fund would be .50% and 1.44%, respectively.



(4) The Distributor has agreed with the Company to reduce voluntarily the amount of its 12b-1 fees under the Investor A Plan, as described below, with respect to the Money Market, Income Equity, Income and Balanced Funds, for the fiscal year ending December 31, 1997. Absent such voluntary fee reduction, 12b-1 Fees for such Funds would be .25%.

(5) "Other Expenses" with respect to the Income Equity Fund, the Ohio Tax-Free Fund, the Balanced Fund and the Stock Appreciation Fund have been restated to reflect current fees.



(6) "Other Expenses" is based upon estimated amounts for the fiscal year ending December 31, 1997.


                               INVESTOR B SHARES


                                                INCOME      OHIO         STOCK         LARGE
                                      INCOME    EQUITY    TAX-FREE    APPRECIATION    COMPANY    BALANCED
                                       FUND      FUND       FUND          FUND         FUND        FUND
                                      ------    ------    --------    ------------    -------    --------
SHAREHOLDER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as
  applicable)(1).....................  4.00%     4.00%      4.00%         4.00%         4.00%      4.00%
ANNUAL FUND EXPENSES (AS A PERCENTAGE
  OF AVERAGE NET ASSETS)
Investment Advisory Fees After
  Voluntary Fee Reduction............   .40%      .95%(2)    .40%(3)       .80%          .80%       .80%
12b-1 Fees...........................  1.00      1.00       1.00          1.00          1.00       1.00
Other Expenses.......................   .47       .52        .69           .76(4)        .61(4)     .57
                                      ------    ------    --------       -----        -------    --------
Total Fund Operating Expenses After
  Voluntary Fee Reduction............  1.87%     2.47%      2.09%         2.56%         2.41%      2.37%
                                      ======    ======    ========    ===========     ========   ========


---------------

(1) A contingent deferred sales load ranging from 4% to 1% is charged with respect to Investor B shares redeemed within the first six years after purchase. See "Contingent Deferred Sales Charge -- Investor B Shares" below.


(2) The above table with respect to the Income Equity Fund reflects the cessation of the agreement by Provident and DRZ to waive 5 basis points (0.05%) of the investment advisory and sub-investment advisory fees as of January 1, 1997. Absent such fee waivers, the Investment Advisory Fees and Total Fund Operating Expenses for the Investor B Shares of the Income Equity Fund would have been .95% and 2.52%, respectively, during the period of January 1, 1996 to December 31, 1996.



(3) Provident has agreed with the Company to reduce voluntarily the amount of its investment advisory fee with respect to the Ohio Tax-Free Fund for the fiscal year ending December 31, 1997. Absent such voluntary fee reduction, Investment Advisory Fees and Total Fund Operating Expenses for the Investor B Shares of the Ohio Tax-Free Fund would be .50% and 2.19%, respectively.



(4) "Other Expenses" is based upon estimated amounts for the fiscal year ending December 31, 1997.

EXAMPLE(5) -- INVESTOR A SHARES


You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                  MONEY                 INCOME       OHIO          STOCK          LARGE
                                  MARKET     INCOME     EQUITY     TAX-FREE     APPRECIATION     COMPANY     BALANCED
                                   FUND       FUND       FUND        FUND           FUND          FUND         FUND
                                  ------     ------     ------     --------     ------------     -------     --------
One Year......................     $  6       $ 55       $ 61        $ 58           $ 63          $  61        $ 60
Three Years...................     $ 20       $ 77       $ 96        $ 85           $ 99          $  95        $ 92
Five Years....................     $ 34       $101       $132        $115           $139            N/A        $126
Ten Years.....................     $ 76       $168       $235        $199           $248            N/A        $222



EXAMPLE(5) -- INVESTOR B SHARES


You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                                             INCOME       OHIO          STOCK          LARGE
                                  INCOME     EQUITY     TAX-FREE     APPRECIATION     COMPANY     BALANCED
                                   FUND       FUND        FUND           FUND          FUND         FUND
                                  ------     ------     --------     ------------     -------     --------
One Year......................     $ 59       $ 65        $ 81           $ 66          $  64        $ 64
Three Years...................     $ 99       $117        $105           $120          $ 115        $114
Five Years....................     $121       $181        $132            N/A            N/A        $146
Ten Years.....................     $219       $280        $242            N/A            N/A        $270


You would pay the following expenses on the same investment, assuming no redemption:


                                             INCOME       OHIO          STOCK          LARGE
                                  INCOME     EQUITY     TAX-FREE     APPRECIATION     COMPANY     BALANCED
                                   FUND       FUND        FUND           FUND          FUND         FUND
                                  ------     ------     --------     ------------     -------     --------
One Year......................     $ 19       $ 25        $ 21           $ 26          $  24        $ 24
Three Years...................     $ 59       $ 79        $ 65           $ 80          $  75        $ 74
Five Years....................     $101       $137        $112            N/A            N/A        $126
Ten Years.....................     $219       $280        $242            N/A            N/A        $270


---------------


(5) The Commission requires use of a 5% annual return figure for purposes of the examples. Actual return for a Fund may be greater or less than 5%.


     AMOUNTS SHOWN IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. As a result of the payment of sales loads and Rule 12b-1 fees, long-term shareholders may pay more than the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc. (the "NASD"). The NASD has adopted rules which generally limit the aggregate of any sales charges paid and payments under a Fund's Investor A and Investor B Distribution Plans to 6.25% of total new gross sales, plus interest. A Fund would stop accruing payments under a Distribution Plan if, to the extent, and for as long as, such limit would otherwise be exceeded.

     The information set forth in the foregoing Fee Tables and examples relates to the Investor A and Investor B Shares (except with respect to the Money Market Fund which only has Investor A shares) of the Funds. The two classes of shares are subject to the same expenses except that the level of Rule 12b-1 and transfer agency fees paid by the holders of Investor A shares and Investor B shares differs.


                              FINANCIAL HIGHLIGHTS


     The Money Market Fund, the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund (formerly known as The Riverfront Flexible Growth Fund) are seven separate Funds of the Company. The following financial highlights for the fiscal year ended December 31, 1995, for each of the Funds, other than the Stock Appreciation Fund and the Large Company Fund, and for the three month period ended December 31, 1995 for the Stock Appreciation Fund, have been audited by Ernst & Young LLP, independent auditors, whose report, together with the financial statements of the Funds, appear in the Statement of Additional Information. The following financial highlights: for the fiscal years ended December 31, 1994 and 1993, and the three month period ended December 31, 1992, for the Money Market Fund; the fiscal years ended December 31, 1994, 1993, 1992, and 1991, for the Income Fund and the Income Equity Fund; the five month period ended December 31, 1994, for the Ohio Tax-Free Fund; and the four month period ended December 31, 1994, for the Balanced Fund have been audited by other auditors.



     The Statement of Additional Information may be obtained by shareholders and prospective investors upon request.


     As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of each of the Stock Appreciation Fund and the Stock Growth Fund of MIM Mutual Funds, Inc., in exchange for the assumption of such Funds' stated liabilities and a number of full and fractional Investor A shares of the Stock Appreciation Fund having an aggregate net asset value equal to such Funds' net assets (the "Reorganization"). For accounting purposes, the MIM Stock Appreciation Fund is deemed to be the survivor of the Reorganization. The following Financial Highlights with respect to each of the fiscal years ending September 30, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and 1988 and the fiscal period from commencement of operations (July, 1987) to September 30, 1987, for the Stock Appreciation Fund have been audited by other auditors and, except for September 30, 1995 (the effective date of the Reorganization), reflect the operations of the MIM Stock Appreciation Fund prior to the Reorganization.


     The following financial highlights for the period ended June 30, 1996, are unaudited. No financial highlights are provided for the Large Company Fund since it has not yet commenced operations.



     On June 8, 1994, the Board of Directors of the Company and on July 29, 1994, the shareholders of the Company approved the reclassification of the Funds' then outstanding shares into Class A shares. Such reclassification was effective as of August 1, 1994.

          THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                               INVESTOR A SHARES


                                                 YEARS ENDED DECEMBER 31,
                                   ----------------------------------------------------

                                  SIX MONTHS                                             OCTOBER 1, 1992
                                  ENDED JUNE                                             TO DECEMBER 31,
                                   30, 1996           1995       1994(d)      1993(d)       1992(a)(d)
                                  -----------       --------     --------     --------   ----------------
                                  (UNAUDITED)



NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $    1.00        $   1.00     $   1.00     $   1.00       $   1.00
Investment Activities
Net Investment Income(b)........        0.02            0.05         0.04         0.03           0.01
                                    --------         -------      -------      -------         ------
Total from Investment
  Activities....................        0.02            0.05         0.04         0.03           0.01
                                    --------         -------      -------      -------         ------
Distributions
Net Investment Income...........       (0.02)          (0.05)       (0.04)       (0.03)         (0.01)
                                    --------         -------      -------      -------         ------
Total Distributions.............       (0.02)          (0.05)       (0.04)       (0.03)         (0.01)
                                    --------         -------      -------      -------         ------
NET ASSET VALUE, END OF
  PERIOD........................   $    1.00        $   1.00     $   1.00     $   1.00       $   1.00
                                    ========         =======      =======      =======         ======
TOTAL RETURN....................        2.39%(b)        5.52%        3.78%        2.90%          0.80%(b)
ANNUALIZED RATIOS/ SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000).........................   $ 172,984        $157,495     $149,374     $133,207       $ 37,083
Ratio of expenses to average net
  assets........................        0.60%(c)        0.58%        0.51%        0.32%          0.01%(c)
Ratio of net investment income
  to average net assets.........        4.75%(c)        5.34%        3.70%        2.85%          3.09%(c)
Ratio of expenses to average net
  assets*.......................        0.85%(c)        0.83%        0.80%        0.42%          0.68%(c)
Ratio of net investment income
  to average net assets*........        4.50%(c)        5.09%        3.41%        2.75%          2.42%(c)


---------------


* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.


   (a) Period from commencement of operations.
   (b) Not annualized.
   (c) Annualized.

   (d) Audited by other auditors.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND


                                                                                            JANUARY 17,
                                                                              YEAR ENDED      1995 TO
                                                    SIX MONTHS ENDED         DECEMBER 31,   DECEMBER 31,
                                                     JUNE 30, 1996               1995         1995(a)
                                               --------------------------    ------------   ------------
                                               INVESTOR A     INVESTOR B      INVESTOR A     INVESTOR B
                                               -----------    -----------    ------------   ------------
                                               (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........................    $  9.71        $ 10.95        $   8.92       $  10.00
Investment Activities
Net investment income........................       0.26           0.24            0.54           0.43
Net realized and unrealized gains (losses)
  from investments...........................      (0.37)         (0.42)           0.79           0.94
                                                 -------        -------         -------        -------
Total from Investment Activities.............      (0.11)         (0.18)           1.33           1.37
                                                 -------        -------         -------        -------
Distributions
Net investment income........................      (0.26)         (0.24)          (0.54)         (0.42)
In excess of net investment income...........        -0-            -0-             -0-            -0-
                                                 -------        -------         -------        -------
Total Distributions..........................      (0.26)         (0.24)          (0.54)         (0.42)
                                                 -------        -------         -------        -------
NET ASSET VALUE, END OF PERIOD...............    $  9.34        $ 10.53        $   9.71       $  10.95
                                                 =======        =======         =======        =======
TOTAL RETURN (EXCLUDING
  SALES/REDEMPTION CHARGE)...................      (1.19)%(g)     (1.61)%(g)      15.22%         13.96%(e)
ANNUALIZED RATIOS/
SUPPLEMENTAL DATA:
Net assets at end of period (000)............    $34,145        $ 1,190        $ 36,538       $  1,263
Ratio of expenses to average net assets......       1.14%(c)       1.93%(c)        1.09%          1.90%(c)
Ratio of net investment income to average net
  assets.....................................       5.43%(c)       4.65%(c)        5.74%          4.80%(c)
Ratio of expenses to average net assets*.....       1.22%(c)       1.93%(c)        1.18%          1.90%(c)
Ratio of net investment income to average net
  assets*....................................       5.35%(c)       4.65%(c)        5.65%          4.80%(c)
Portfolio turnover...........................         30%(d)         30%(d)          75%(d)         75%(d)


---------------


* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.


 (a) Period from commencement of operations.

 (b) Investment operations and sales of shares to the public began on October 1, 1992.

 (c) Annualized.


 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 (e) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.



 (f) Audited by other auditors.



 (g) Not annualized.

                                                      AUGUST 9,
               YEARS ENDED DECEMBER 31,                1990 TO
      ------------------------------------------     DECEMBER 31,
      1994(f)     1993(f)     1992(b)(f)  1991(f)     1990(a)(f)
      -------     -------     -------     ------     ------------
      $  9.91     $  9.76     $ 10.00     $10.00        $10.00
         0.54        0.51        0.10       0.73          0.12
        (0.99)       0.20       (0.23)       -0-           -0-
                  -------     -------     -------       ------
        (0.45)       0.71       (0.13)      0.73          0.12
                  -------     -------     -------       ------
        (0.54)      (0.50)      (0.10)     (0.73)        (0.12)
          -0-       (0.06)      (0.01)       -0-           -0-
                  -------     -------     -------       ------
        (0.54)      (0.56)      (0.11)     (0.73)        (0.12)
                  -------     -------     -------       ------
      $  8.92     $  9.91     $  9.76     $10.00        $10.00
                  =======     =======     =======       ======
        (4.64)%      7.38%      (1.31)%      N/A           N/A
      $32,721     $30,078     $24,588     $   33        $    0
         0.86%       0.65%       0.66%      0.00%         1.67%(c)
         5.78%       5.05%       4.00%      7.34%         1.17%(c)
         1.14%       1.08%       1.06%       N/A           N/A
         5.49%       4.62%       3.60%       N/A           N/A
           83%        220%        117%         0%           0%

THE RIVERFRONT INCOME EQUITY FUND



                                                                                              JANUARY 17,
                                                                              YEAR ENDED        1995 TO
                                                  SIX MONTHS ENDED           DECEMBER 31,     DECEMBER 31,
                                                    JUNE 30, 1996                1995           1995(a)
                                             ---------------------------     ------------     ------------
                                             INVESTOR A     INVESTOR B        INVESTOR A       INVESTOR B
                                             -----------    -----------      ------------     ------------
                                             (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........   $ 11.70         $ 11.85         $  10.15          $10.00
Investment Activities
Net investment income.......................      0.10            0.05             0.27            0.13
Net realized and unrealized gains from
  investments...............................      1.00            1.00             2.89            2.78
                                               -------         -------          -------         -------
Total from Investment Activities............      1.10            1.05             3.16            2.91
                                               -------         -------          -------         -------
Distributions
Net investment income.......................     (0.10)          (0.05)           (0.27)          (0.13)
In excess of net investment income..........       -0-             -0-              -0-             -0-
Net realized gains..........................       -0-             -0-            (1.34)          (0.93)
In excess of net realized gains.............       -0-             -0-              -0-             -0-
                                               -------         -------          -------         -------
Total Distributions.........................     (0.10)          (0.05)           (1.61)          (1.06)
                                               -------         -------          -------         -------
NET ASSET VALUE, END OF PERIOD..............   $ 12.70         $ 12.85         $  11.70          $11.85
                                               =======         =======          =======         =======
TOTAL RETURN (EXCLUDING SALES/REDEMPTION
  CHARGE)...................................      9.43%(g)        8.88%(g)        31.45%          29.28%(e)
ANNUALIZED RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)...........   $67,612         $ 4,900         $ 60,845          $2,833
Ratio of expenses to average net assets.....      1.72%(c)        2.47%(c)         1.49%           2.46%(c)
Ratio of net investment income to average
  net assets................................      1.63%(c)        0.85%(c)         2.27%           1.12%(c)
Ratio of expenses to average net assets*....      1.82%(c)        2.52%(c)         1.74%           2.51%(c)
Ratio of net investment income to average
  net assets*...............................      1.53%(c)        0.80%(c)         2.02%           1.07%(c)
Portfolio turnover..........................        81%(d)          81%(d)          180%(d)         180%(d)
Average commission rate paid(h).............   $0.0405         $0.0405               --              --


---------------


* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.


 (a) Period from commencement of operation.

 (b) Investment operations and sales of shares to the public began on October 1, 1992.

 (c) Annualized.


 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



 (e) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.



 (f) Audited by other auditors.



 (g) Not annualized.



 (h) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                       AUGUST 9,
               YEARS ENDED DECEMBER 31,                 1990 TO
      -------------------------------------------     DECEMBER 31,
      1994(f)    1993(f)    1992(b)(f)    1991(f)      1990(a)(f)
      -------    -------    ----------    -------     ------------
      $ 10.63    $ 10.78     $  10.00     $10.00         $10.00
         0.32       0.28         0.08       0.73           0.12
          -0-       1.01         0.80        -0-            -0-
      -------    -------    ----------    -------     ------------
         0.32       1.29         0.88       0.73           0.12
      -------    -------    ----------    -------     ------------
        (0.31)     (0.27)       (0.08)     (0.73 )        (0.12)
          -0-      (0.03)       (0.01)       -0-            -0-
        (0.49)     (1.14)         -0-        -0-            -0-
          -0-        -0-        (0.01)       -0-            -0-
      -------    -------    ----------    -------     ------------
        (0.80)     (1.44)       (0.10)     (0.73 )        (0.12)
      -------    -------    ----------    -------     ------------
      $ 10.15    $ 10.63     $  10.78     $10.00         $10.00
      =======    =======    =========     =======     ===========
         3.08%     12.11%        8.74%       N/A            N/A
      $34,965    $24,387     $ 12,262     $   43         $   40
         1.30%      1.47%        1.48%      0.00 %         1.67%(c)
         2.93%      2.55%        3.16%      7.34 %         1.17%(c)
         1.58%      1.64%        2.02%       N/A            N/A
         2.65%      2.38%        2.62%       N/A            N/A
          119%       145%          12%         0 %            0%
           --         --           --         --             --

                     THE RIVERFRONT OHIO TAX-FREE BOND FUND



                                               SIX MONTHS                 YEAR         JANUARY 17
                                                 ENDED                   ENDED          1995 TO
                                                JUNE 30,              DECEMBER 31,    DECEMBER 31,     AUGUST 1,
                                                  1996                    1995          1995(a)         1994 TO
                                      ----------------------------    ------------    ------------    DECEMBER 31,
                                      INVESTOR A       INVESTOR B      INVESTOR A      INVESTOR B      1994(a)(f)
                                      ----------       -----------    ------------    ------------    ------------
                                      (UNAUDITED)       (UNAUDITED)


NET ASSET VALUE, BEGINNING OF
  PERIOD...........................     $ 10.51          $ 10.73        $   9.83         $10.00         $  10.00
Investment Activities
Net investment income..............        0.20             0.16            0.39           0.27             0.12
Net realized and unrealized gains
  (losses) from investments........       (0.29)           (0.28)           0.67           0.73            (0.17)
                                        -------           ------         -------         ------          -------
Total from Investment Activities...       (0.09)           (0.12)           1.06           1.00            (0.05)
                                        -------           ------         -------         ------          -------
Distributions
Net investment income..............       (0.20)           (0.16)          (0.38)         (0.27)           (0.12)
                                        -------           ------         -------         ------          -------
Total Distributions................       (0.20)           (0.16)          (0.38)         (0.27)           (0.12)
                                        -------           ------         -------         ------          -------
NET ASSET VALUE, END OF PERIOD.....     $ 10.22          $ 10.45        $  10.51         $10.73         $   9.83
                                        =======           ======         =======         ======          =======
TOTAL RETURN (EXCLUDING SALES/
  REDEMPTION CHARGE)...............       (0.85)%(e)       (1.16)%(e)      10.96%         10.10%(c)        (0.47)%(e)
ANNUALIZED RATIOS/ SUPPLEMENTAL
  DATA:
Net assets at end of period (000)..     $10,538          $   677        $ 11,091         $  626         $ 10,190
Ratio of expenses to average net
  assets...........................        1.46%(d)         2.17%(d)        1.49%          2.27%(d)         1.08%(d)
Ratio of net investment income to
  average net assets...............        3.88%(d)         3.17%(d)        3.77%          3.01%(d)         2.92%(d)
Ratio of expenses to average net
  assets*..........................        1.56%(d)         2.27%(d)        1.64%          2.41%(d)         1.44%(d)
Ratio of net investment income to
  average net assets*..............        3.78%(d)         3.08(d)         3.62%          2.87%(d)         2.56%(d)
Portfolio turnover.................           5%(b)            5%(b)          34%(b)         34%(b)           29%


---------------


* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.



 (a) Period from commencement of operations.


 (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 (c) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.


 (d) Annualized.


 (e) Not annualized.


 (f) Audited by other auditors.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE RIVERFRONT STOCK APPRECIATION FUND



                                                                        FROM OCTOBER 1,  FROM OCTOBER 1,
                                                   SIX MONTHS            1995 THROUGH     1995 THROUGH
                                                      ENDED              DECEMBER 31,     DECEMBER 31,
                                                    JUNE 30,                1995(b)        1995(a)(b)
                                                      1996              ---------------  ---------------
                                            -------------------------
                                            INVESTOR A     INVESTOR B     INVESTOR A       INVESTOR B
                                            -----------    -----------  ---------------  ---------------
                                            (UNAUDITED)    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF
  PERIOD...................................   $  9.50       $  9.91         $ 10.00          $ 10.00
Investment Activities
Net investment loss........................     (0.06)        (0.06)          (0.01)           (0.01)
Net realized and unrealized gains (losses)
  from investments.........................      0.64          0.60           (0.12)           (0.08)
                                              -------       -------         -------          -------
Total from Investment Activities...........      0.58          0.54           (0.13)           (0.09)
                                              -------       -------         -------          -------
Distributions
Net investment income......................       -0-           -0-             -0-              -0-
Net realized gains.........................       -0-           -0-           (0.37)             -0-
  Returns of capital.......................       -0-           -0-             -0-              -0-
                                              -------       -------         -------          -------
Total Distributions........................       -0-           -0-           (0.37)             -0-
                                              -------       -------         -------          -------
NET ASSET VALUE, END OF PERIOD.............   $ 10.08       $ 10.45         $  9.50          $  9.91
                                              =======       =======         =======          =======
TOTAL RETURN (EXCLUDING SALES/
  REDEMPTION CHARGE).......................      6.11%(c)      5.45%(c)       (1.20)%(c)       (0.90)%(c)
ANNUALIZED RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000s).........   $37,759       $   619         $40,995          $    72
Ratio of expenses to average net assets....      1.86% (d)     2.55% (d)       1.76% (d)        2.30% (d)
Ratio of net investment income to average
  net assets...............................     (1.19)%(d)    (1.94)%(d)      (0.49)%(d)       (1.69)%(d)
Ratio of expenses to average net assets*...      1.86% (d)     2.55% (d)       1.77% (d)        2.39% (d)
Ratio of net investment income to average
  net assets*..............................     (1.19)%(d)    (1.94)%(d)      (0.50)%(d)       (1.78)%(d)
Portfolio turnover.........................        87% (e)       87% (e)         46% (e)          46% (e)
Average commission rate paid(h)............   $0.0019       $0.0019              --               --


---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.


 (a) Period from commencement of operations.


 (b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for period prior to September 30, 1995 represents the performance of the MIM Stock Appreciation Fund. The per share data for the period prior to September 30, 1995 have been restated to reflect the impact of the change of the net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.


 (c) Not annualized.


 (d) Annualized.


 (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 (f) Audited by other auditors.


 (g) There were no waivers or reimbursements during the period.


 (h) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                           YEARS ENDED SEPTEMBER 30,
       --------------------------------------------------------------------------------------------------
       1995(f)     1994(f)     1993(f)     1992(f)     1991(f)    1990(f)    1989(f)    1988(f)    1987(a)(f)
       -------     -------     -------     -------     ------     ------     ------     ------     ------
       $  8.25     $ 10.18     $  7.98     $  7.70     $ 4.64     $ 4.86     $ 4.55     $ 5.81     $ 5.77
         (0.07)      (0.12)      (0.17)      (0.08)     (0.11)     (0.01)      0.11       0.02       0.01
          2.14       (1.26)       2.57        1.41       3.17      (0.21)      0.31      (1.26)      0.04
       -------     -------     -------     -------     ------     ------     ------     ------     ------
          2.07       (1.38)       2.40        1.33       3.06      (0.22)      0.42      (1.24)      0.05
       -------     -------     -------     -------     ------     ------     ------     ------     ------
           -0-         -0-         -0-         -0-        -0-        -0-      (0.11)     (0.01)     (0.01)
         (0.32)      (0.55)      (0.20)      (1.05)       -0-        -0-        -0-        -0-        -0-
           -0-         -0-         -0-         -0-        -0-      (0.01)       -0-      (0.01)       -0-
       -------     -------     -------     -------     ------     ------     ------     ------     ------
         (0.32)      (0.55)      (0.20)      (1.05)       -0-      (0.01)     (0.11)     (0.02)     (0.01)
       -------     -------     -------     -------     ------     ------     ------     ------     ------
       $ 10.00     $  8.25     $ 10.18     $  7.98     $ 7.70     $ 4.64     $ 4.86     $ 4.55     $ 5.81
       =======     =======     =======     =======     ======     ======     ======     ======     ======
         25.12%     (13.91)%     30.61%      16.69%     66.04%     (4.44)%     9.41%    (21.29)%     0.92%(c)
       $44,500     $47,880     $59,330     $28,750     $9,600     $4,310     $1,420     $1,990     $3,020
          2.61%       2.44%       2.47%       2.70%      2.89%      2.76%      3.07%      2.82%      0.53%(d)
         (0.73)%     (1.35)%     (1.85)%     (1.00)%    (1.72)%    (0.62)%     2.25%      0.43%      0.18%(d)
            (g)         (g)         (g)         (g)        (g)        (g)        (g)        (g)        (g)
            (g)         (g)         (g)         (g)        (g)        (g)        (g)        (g)        (g)
           197%        254%        216%        288%       240%       185%        71%       207%         0%
            --          --          --          --         --         --         --         --         --

                          THE RIVERFRONT BALANCED FUND



                                                                               JANUARY 17,
                                                               YEAR ENDED        1995 TO
                                    SIX MONTHS ENDED          DECEMBER 31,     DECEMBER 31,    FROM SEPTEMBER 1,
                                      JUNE 30, 1996               1995           1995(a)         1994 THROUGH
                                -------------------------    --------------   --------------     DECEMBER 31,
                                INVESTOR A    INVESTOR B       INVESTOR A       INVESTOR B        1994(a)(f)
                                ----------    -----------    --------------   --------------   -----------------
                                (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $ 11.36      $ 11.70          $ 9.79           $10.00            $ 10.00
                                   -------        -----           -----            -----              -----
INVESTMENT ACTIVITIES
  Net investment income.........      0.17         0.12            0.35             0.25               0.10
  Net realized and unrealized
    gains (losses) from
    investments.................     (0.26)       (0.26)           1.66             1.79              (0.18)
                                   -------        -----           -----            -----              -----
    Total from Investment
      Activities................     (0.09)       (0.14)           2.01             2.04              (0.08)
                                   -------        -----           -----            -----              -----
DISTRIBUTIONS
  Net investment income.........     (0.17)       (0.12)          (0.34)           (0.24)             (0.13)
  Net realized gains............        --           --           (0.10)           (0.10)                --
                                   -------        -----           -----            -----              -----
    Total Distributions.........     (0.17)       (0.12)          (0.44)           (0.34)             (0.13)
                                   -------        -----           -----            -----              -----
NET ASSET VALUE, END OF
  PERIOD........................   $ 11.10      $ 11.44          $11.36           $11.70            $  9.79
                                   =======        =====           =====            =====              =====
Total Return (excludes sales/
  redemption charge)............     (0.83)%(e)   (1.09)%(c)      20.83%           20.53%(c)          (0.82)%(e)
ANNUALIZED RATIOS/ SUPPLEMENTARY
  DATA:
Net Assets at end of period
  (000).........................   $13,121      $ 8,710          $9,427           $5,030            $ 2,709
Ratio of expenses to average net
  assets........................      1.55%(d)     2.36%(d)       1.28%             2.04%(d)           1.48%(d)
Ratio of net investment income
  to average net assets.........      2.99%(d)     2.19%(d)       3.48%             2.69%(d)           4.01%(d)
Ratio of expenses to average net
  assets*.......................      1.86%(d)     2.56%(d)       1.67%             2.84%(d)           4.61%(d)
Ratio of net investment income
  to average net assets*........      2.68%(d)     1.99%(d)       3.09%             1.89%(d)           0.88%(d)
Portfolio Turnover..............        52%(b)       52%(b)         13%(b)            13%(b)              1%
Average commission rate
  paid(h).......................   $0.0043      $0.0043              --               --                 --


---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary f%e reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.


(a) Period from commencement of operations.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(c) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.


(d) Annualized.


(e) Not annualized.


(f) Audited by other auditors.


(h) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

THE COMPANY AND ITS FUNDS



  The Riverfront Funds, Inc. is an open-end management investment company, commonly known as a mutual fund (the "Company"), registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company currently offers seven series of shares of capital stock (individually a "Fund" and collectively the "Funds"). Each Fund of the Company, other than the Ohio Tax-Free Fund, is diversified. The Ohio Tax-Free Fund is non-diversified. The Company was incorporated in Maryland on March 27, 1990. The Funds currently offered by the Company are the Money Market Fund, the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund (formerly known as The Riverfront Flexible Growth Fund).



  The investment objectives of each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding voting securities of that Fund (as defined below under "COMPANY SHARES"). There can be no assurance that the investment objectives of any Fund will be achieved.


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

INVESTMENT OBJECTIVE AND POLICIES

  The Money Market Fund seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The dollar-weighted average maturity of the Money Market Fund will not exceed 90 days.

PRINCIPAL INVESTMENTS


  The Money Market Fund invests at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and in repurchase agreements secured by such obligations. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include U.S. Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by the U.S. Government, such as those issued by the Government National Mortgage Association ("GNMA") and Federal Housing Administration ("FHA"), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities, such as those issued by the Federal Farm Credit System, the Federal Land Bank Association and the Federal National Mortgage Association ("FNMA"), are supported by each agency's right to borrow money from the U.S. Treasury under certain circumstances. Others, such as those issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the issuing agency and not by the U.S. Government.



  Under normal market conditions, the Money Market Fund may invest up to 35% of its total assets in Short-Term Securities as described below under "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS," except that with respect to corporate obligations, such securities will have or be deemed to have remaining maturities of thirteen months or less and shall be rated in one of the two highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality by Provident.


  Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund's investments will be limited to U.S. dollar-denominated instruments with remaining maturities of 397 days or less.

  The Money Market Fund may purchase and sell securities on a when-issued or delayed delivery basis, enter into repurchase agreements and lend securities to broker-dealers and financial institutions. For expanded descriptions of these investment techniques, see the "Risk Factors and Investment Techniques" below. The securities in which the Money Market Fund may invest may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk and more price fluctuation.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVES AND POLICIES


  The Income Fund seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities or rated no lower than one of the three highest rating categories by an NRSRO (e.g., at least "A" from Moody's Investors Services ("Moody's") or Standard & Poor's Corporation ("S&P"), including all sub-classifications indicated by a "plus" or "minus" sign or by a number) or, if unrated, are determined to be of comparable quality by Provident. For a description of these ratings by NRSROs, see the Appendix to the Statement of Additional Information. It is expected that under normal circumstances the dollar-weighted average duration of the Income Fund's securities will be between three and seven years and that the dollar-weighted average life of the Income Fund's securities will be in the range of four and ten years. While there is no limit on the maturity of any single security purchased by the Income Fund, it is expected that the maturity of any single security will not exceed 30 years.


  The Income Fund seeks to achieve a high level of current income, consistent with preservation of capital, by investing in a diversified portfolio of securities which Provident believes will, in the aggregate, perform well in all stages of the business and interest rate cycles. Although the values of fixed-income securities generally increase during periods of declining interest rates and decrease during periods of increasing interest rates, the extent of these fluctuations has historically generally been smaller for shorter term securities than for securities with longer maturities. Conversely, the yield available on shorter term securities has also historically been lower on average than those available from longer term securities.

PRINCIPAL INVESTMENTS

  Under ordinary circumstances, the Income Fund intends to invest at least 65% of its total assets in U.S. Government securities, U.S. Government agency mortgage-backed securities and U.S. Government agency derivatives described below under "COLLATERALIZED MORTGAGE OBLIGATIONS." U.S. Government securities consist of U.S. Treasury bills, notes and bonds and securities issued by U.S. Government agencies and instrumen-talities, such as GNMA, FHLMC, FNMA, Federal Home Loan Bank, Federal Farm Credit, Student Loan Marketing Association and the Tennessee Valley Authority.

OTHER ELIGIBLE INVESTMENTS


  The Income Fund may invest up to 35% of its total assets in non-government agency mortgage-backed securities, asset-backed securities, corporate debt securities, including adjustable rate securities, and foreign government bonds. Each such security will be rated in one of the three highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality by Provident.


  The Income Fund may also invest up to 35% of its total assets in the following securities: (1) bankers' acceptances which are guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $1.5 billion; (2) certificates of deposit of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have total assets at the time of purchase in excess of $1.5 billion; (3) commercial paper (including master demand notes) rated in the highest rating category by an NRSRO or, if unrated, determined to be of comparable quality by Provident; (4) repurchase agreements; and (5) corporate obligations with remaining maturities of one year or less and rated in one of the three highest rating categories by an NRSRO or, if unrated, determined to be of comparable quality by Provident. (Items (1) through (5) are hereafter referred to as "Short-Term Securities.") For expanded descriptions of such Short-Term Securities, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" in the Company's Statement of Additional Information. When, in Provident's opinion, market conditions warrant, Provident may invest up to 100% of the Income Fund's assets for temporary defensive purposes in such Short-Term Securities.

  The Income Fund may also invest in securities issued by other investment companies which invest in securities in which the Income Fund is permitted to invest, as more fully described below under "RISK FACTORS AND INVESTMENT TECHNIQUES."


  The Income Fund is authorized to engage in options transactions, including the writing of covered put and call options, the purchase of call and put options on individual securities and interest rate index futures contracts, engage in interest rate index futures contracts, enter into repurchase agreements, reverse repurchase agreements, dollar rolls and when-issued, delayed delivery and forward commitment transactions and lend securities to broker-dealers and financial institutions. The Income Fund presently does not intend to enter into options or futures transactions. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES" section of this prospectus and the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Funds' Statement of Additional Information.


MORTGAGE-BACKED SECURITIES


  Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. The term mortgage-backed securities includes adjustable rate mortgage securities and derivative mortgage products such as collateralized mortgage obligations and other products described below.

  There are currently three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC (securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the "full faith and credit" of the U.S.); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.


  The Income Fund will invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by governmental or private lenders. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any pre-payments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and for the servicing of the underlying mortgage loans.


  As with other interest-bearing securities, the prices of mortgage-backed securities and asset-backed securities (described below) are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages or other obligations underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-backed or asset-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages or obligations, and, therefore, it is not possible to predict accurately the security's return to the Fund.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES

  Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Types of credit enhancement are described below.

COLLATERALIZED MORTGAGE OBLIGATIONS

  Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Income Fund may purchase portions or "tranches" of CMOs, which are designed to permit purchasers to choose varying lengths of maturity. The shorter maturity tranches are less volatile and carry less risk of non-payment on the underlying securities and therefore may provide a lower yield than the longer maturity tranches. The prices of CMOs are affected by changes in interest rates similar to the way mortgage-backed securities are affected as is described above.

ASSET-BACKED SECURITIES

  The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

  New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Income Fund may invest in any such instruments to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

TYPES OF CREDIT ENHANCEMENT

  Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payments of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Income Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

THE RIVERFRONT INCOME EQUITY FUND

INVESTMENT OBJECTIVES AND POLICIES


  The Income Equity Fund seeks a high level of investment income, with capital appreciation as a secondary objective through investment primarily in income-producing equity securities of U.S. issuers.


PRINCIPAL INVESTMENTS

  The Income Equity Fund has a fundamental policy of investing at least 65% of its total assets in common stocks and securities convertible into common stock, such as bonds and preferred stocks, rated in one of the four highest rating categories by an NRSRO (or, if not rated, deemed by the Fund's adviser to be of comparable quality to securities so rated) as to which there is an expectation of dividend or other income generation. The Income Equity Fund also may acquire rights and warrants to purchase such securities. The Income Equity Fund generally will invest in equity securities of U.S. issuers with a demonstrated record of dividend payments and high total returns which are listed on the New York Stock Exchange or the American Stock Exchange or traded in the over-the-counter market. The Income Equity Fund may invest in income-producing equity securities of varying quality. For a discussion of securities rated within the fourth highest rating group assigned by the NRSROs, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.


OTHER ELIGIBLE INVESTMENTS


  The Income Equity Fund may invest in non-investment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by DRZ or Provident, as the case may be, to be of comparable quality. The Income Equity Fund currently expects that less than 5% of its total assets will be invested in non-investment grade securities. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities.


  Convertible debt securities which are rated B by Moody's generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Debt rated B by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  The Income Equity Fund may also invest in foreign securities directly and through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, the Income Equity Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

  The Income Equity Fund may also invest under ordinary circumstances up to 35% of its total assets in the Short-Term Securities described above under "THE RIVERFRONT U.S.

GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS," and when, in DRZ's or Provident's opinion, as the case may be, market conditions warrant, up to 100% of the Income Equity Fund's assets may be invested in such Short-Term Securities.


  The Income Equity Fund may also invest in variable rate obligations, fixed-income securities that are issued by or backed by the full faith and credit of the U.S. Government and repurchase agreements with respect to such securities. Such fixed-income securities may include U.S. Treasury bills, notes and bonds and securities of agencies and instrumentalities of the U.S. Government which may not be direct obligations of the U.S. Treasury. The maximum initial or remaining maturities of the fixed-income securities at the time of purchase will generally be less than ten years.

  The Income Equity Fund may also invest in securities issued by other investment companies which invest in securities in which the Income Equity Fund is permitted to invest, as described more fully below.

  The Income Equity Fund is authorized to engage in options transactions, including the writing of covered put and call options, the purchase of call and put options on individual stocks, equity indices and equity index futures contracts, engage in equity index futures contracts, enter into reverse repurchase agreements and when-issued, delayed delivery and forward commitment transactions and lend securities to broker-dealers and financial institutions. The Income Equity Fund presently does not intend to enter into options or futures transactions. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES" section of this prospectus and the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Company's Statement of Additional Information.

THE RIVERFRONT OHIO TAX-FREE BOND FUND

INVESTMENT OBJECTIVES AND POLICIES

  The Ohio Tax-Free Fund seeks as its investment objectives (1) income, which is exempt from federal income tax and Ohio state income taxes, and (2) preservation of capital.

PRINCIPAL INVESTMENTS


  Under normal market conditions, the Ohio Tax-Free Fund will invest at least 80% of its net assets in a portfolio of obligations consisting of bonds, notes, commercial paper, debentures, certificates of indebtedness and other indebtedness, issued by or on behalf of the State of Ohio, or any county, political subdivision or municipality thereof (including any agency, board, authority or commission of any of the foregoing), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax, is not a preference item for individuals for purposes of the federal alternative minimum tax and is exempt from Ohio state income taxes ("Ohio Exempt Securities") and in debt obligations issued by the Government of Puerto Rico and such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal income tax, is not a preference item for individuals for purposes of the federal alternative minimum tax and is exempt from Ohio state income taxes (together with Ohio Exempt Securities called "Exempt Securities"). In addition, under normal market conditions, at least 65% of the Ohio Tax-Free Fund's total assets will be invested in Ohio Exempt Securities. As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Ohio Tax-Free Fund will be invested in securities, the interest on which is exempt from federal income tax and is not a preference item for individuals for purposes of the federal alternative minimum tax.

  The two principal classifications of Exempt Securities which may be held by the Ohio Tax-Free Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Ohio Tax-Free Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  The Ohio Tax-Free Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The Ohio Tax-Free Fund invests in Exempt Securities which are rated at the time of purchase within the four highest rating groups assigned by one or more appropriate NRSROs for bonds, notes, tax-exempt commercial paper, or variable rate demand obligations, as the case may be. The Ohio Tax-Free Fund may also purchase Exempt Securities which are unrated at the time of purchase but are determined to be of comparable quality by Provident. The applicable Exempt Securities ratings are described in the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by the NRSROs, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.

  The Ohio Tax-Free Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of Provident, suitable Exempt Securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

OTHER ELIGIBLE INVESTMENTS

  Under normal market conditions, at least 80% of the net assets of the Ohio Tax-Free Fund will be invested in Exempt Securities. However, under normal market conditions, up to 20% of the Ohio Tax-Free Fund's net assets may be invested in taxable obligations. In addition, during temporary defensive periods as determined by Provident, the Ohio Tax-Free Fund may hold up to 100% of its total assets in taxable obligations. Such taxable obligations consist of Short-Term Securities (as defined under "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND" above). These obligations are described further in the Statement of Additional Information. The Ohio Tax-Free Fund may also invest up to 10% of the value of its total assets in money market mutual funds for purposes of short-term cash management, as described more fully below. During such defensive periods and to the extent that the Ohio Tax-Free Fund is so invested in taxable obligations, the Ohio Tax-Free Fund may not achieve its stated invest-ment objectives. In addition, the Ohio Tax-Free Fund may use one or more of the investment techniques described below and is authorized to engage in options transactions, including the writing of covered put and call options and the purchase of put and call options. For further information about these investment techniques, see the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Funds' Statement of Additional Information. Use of such techniques may cause the Ohio Tax-Free Fund to earn income which would be taxable to its shareholders.


  Interest income from certain types of securities may be exempt from federal and Ohio state income taxes but may be subject to federal alternative minimum tax. The Ohio Tax-Free Fund may invest up to 20% of its net assets in such types of securities but may not treat such securities as Exempt Securities for purposes of compliance with its requirement to have at least 80% of its net assets invested in Exempt Securities as described above. For additional information relating to the types of municipal securities the interest on which may be a preference item for individuals for purposes of the federal alternative minimum tax, see "ADDITIONAL INFORMATION -- Additional Tax Information" in the Company's Statement of Additional Information.

  Opinions relating to the validity of Exempt Securities and to the exemption of interest thereon from federal and Ohio state income taxes are normally rendered by bond counsel to the respective issuers at the time of issuance. Neither the Ohio Tax-Free Fund nor Provident will review the proceedings relating to the issuance of Exempt Securities or the basis for such opinions.


  Exempt Securities purchased by the Ohio Tax-Free Fund may include rated and unrated variable and floating rate tax-exempt securities. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Ohio Tax-Free Fund will be determined by Provident to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Ohio Tax-Free Fund's investment policies. In making such determinations, Provident will consider the creditworthiness of the issuers of such notes and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate security. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Ohio Tax-Free Fund will approximate their par value. Variable and floating rate securities for which no readily available market exists will be purchased in an amount which, together with other illiquid securities, exceeds 15% of the Ohio Tax-Free Fund's net assets only if such notes are subject to a demand feature that will permit the Ohio Tax-Free Fund to receive payment of the principal within seven days after demand by the Ohio Tax-Free Fund.


  An increase in interest rates will generally reduce the value of the investments in the Ohio Tax-Free Fund, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, Provident may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, Provident will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

  The Ohio Tax-Free Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. Illiquid securities include securities which are not readily marketable and repurchase agreements with maturities in excess of seven days.

THE RIVERFRONT STOCK APPRECIATION FUND

INVESTMENT OBJECTIVE AND POLICIES

  The Stock Appreciation Fund seeks capital growth.

PRINCIPAL INVESTMENTS

  The Stock Appreciation Fund, under normal market conditions, will have substantially all, but in no event less than 65%, of its total assets invested in such common stocks regardless of the movement of stock prices generally. It is expected that such common stocks will normally be traded on exchanges or established over-the-counter markets.

  The Stock Appreciation Fund seeks its investment objective by investing in common stocks which, in the opinion of Provident, upon review of certain fundamental and technical standards of selection, have appreciation potential. Fundamental investment criteria include, but are not limited to, earnings figures, price to earnings ratios, debt to equity ratios, and the general growth prospects of the issuer. Technical selection considerations may include, but are not limited to, relative stock price strength and magnitude of trading volume. In addition, the Stock Appreciation Fund generally acquires common stocks of issuers with market capitalizations between $100 million and $2 billion. However, Provident is not obligated to conform to any particular fundamental or technical standard of selection, to the ranking of such standards or to any particular level of market capitalization. Standards of selection and their ranking and the level of market capitalization will vary according to Provident's judgment.

OTHER ELIGIBLE INVESTMENTS

  While the Stock Appreciation Fund intends to invest as fully as possible in common stocks as described above, for cash management purposes the Stock Appreciation Fund may also invest, under normal market conditions, up to 35% of its total assets in Short-Term Securities and in short-term U.S. Government securities. For expanded descriptions of such Short-Term Securities, see "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS" above. When, in Provident's opinion, market conditions warrant, Provident may invest up to 100% of the Stock Appreciation Fund's total assets for temporary defensive purposes in such Short-Term Securities and in short-term U.S. Government securities. During any such defensive period, the Stock Appreciation will not be able to pursue its investment objective.


  The Stock Appreciation Fund is authorized to enter into repurchase agreements, to invest no more than 5% of its net assets in warrants, to acquire securities of other investment companies to achieve its investment objective and for cash management purposes, and to acquire foreign securities through ADRs. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES."



THE RIVERFRONT LARGE COMPANY SELECT FUND



INVESTMENT OBJECTIVES AND POLICIES



  The Large Company Fund seeks long-term growth of capital with some current income as a secondary objective.



PRINCIPAL INVESTMENTS



  The Large Company Fund, under normal market conditions, will have substantially all, but in no event less than 65%, of its total assets invested in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of companies with market capitalizations of at least $4 billion. The Large Company Fund also may acquire rights and warrants to purchase such securities. The Large Company Fund generally will invest in equity securities of such issuers based upon certain fundamental criteria examined by Provident, including price to earnings, price to book, price to cash flow, return on equity and other ratios. Earnings and dividend growth are also important factors analyzed by Provident. Generally such securities will be traded on the New York Stock Exchange or the American Stock Exchange or traded in the over-the-counter market. Such bonds or preferred stocks in which the Large Company Fund may invest may be of varying quality. For a discussion of securities rated within the fourth highest rating category assigned by the NRSROS, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.



OTHER ELIGIBLE INVESTMENTS



  The Large Company Fund may invest in non-investment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by Provident to be of comparable quality. The Large Company Fund currently expects that less than 5% of its total assets will be invested in non-investment grade securities. Further information regarding non-investment grade securities and the risks associated with such securities is set forth above under "THE RIVERFRONT INCOME EQUITY FUND -- OTHER ELIGIBLE INVESTMENTS." The Large Company Fund may also invest in foreign securities directly and through the purchase of sponsored and unsponsored ADRs. ADRs and the risks associated generally with foreign securities are discussed in greater detail above under "THE RIVERFRONT INCOME EQUITY FUND -- OTHER ELIGIBLE
INVESTMENTS." The Large Company Fund does not expect to invest more than    % of
its total assets in such foreign securities, either directly or through ADRs.



  The Large Company Fund may also invest in securities of equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investment in REITs may subject the Large Company Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code and to maintain its exemption from the 1940 Act. As a shareholder in a REIT, the Large Company Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Large Company Fund bears directly in connection with its own operations.



  The Large Company Fund may also invest under normal market conditions up to 35% of its total assets in the Short-Term Securities described above under "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS" for cash management purposes and up to 100% of the Large Company Fund's assets may be invested in such Short-Term Securities for defensive purposes, when, in Provident's opinion, market conditions warrant.



  The Large Company Fund may also invest in securities issued by other investment companies, as described more fully below, and is authorized to engage in options and futures transactions, including the writing of covered put and call options, the purchase of call and put options on individual stocks, equity indices and equity index futures contracts, engage in equity index futures contracts, enter into reverse repurchase agreements and when-issued, delayed delivery and forward commitment transactions and lend securities to broker-dealers and financial institutions. [The Large Company Fund presently does not intend to enter into options or futures transactions.] For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES" section of this prospectus and the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Company's Statement of Additional Information.



THE RIVERFRONT BALANCED FUND



INVESTMENT OBJECTIVES AND POLICIES



  The Balanced Fund seeks, as its primary investment objective, long-term growth of capital with some current income as a secondary objective. The Balanced Fund intends to invest based on combined considerations of risk, income and capital enhancement.



PRINCIPAL INVESTMENTS



  Under normal market conditions, the Balanced Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). Under normal market conditions, the Balanced Fund expects that at least 25% of its total assets will be invested in fixed income senior securities. The proportion of the Balanced Fund's portfolio that is invested in equity securities versus fixed income securities may vary greatly depending upon Provident's judgment of market conditions.



  The common and preferred stocks and securities convertible into common stocks selected for the Balanced Fund will be those that Provident believes will contribute to the Balanced Fund's objective of providing long-term growth of capital. The Balanced Fund will invest in common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $50 million and which are traded either in established over-the-counter markets or on national exchanges.



  The Balanced Fund's fixed income securities consist of high grade corporate debt securities rated at the time of purchase in one of the four highest rating categories assigned by an appropriate NRSRO, or if unrated, are deemed by Provident to be of comparable quality to those so rated, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such U.S. Government securities consist of U.S. Trea-sury bills, notes and bonds and securities issued by U.S. Government agencies and instrumentalities, such as GNMA, FHLMC, FNMA, Federal Home Loan Bank, Federal Farm Credit, Student Loan Marketing Association and the Tennessee Valley Authority. For a discussion of debt securities rated within the fourth highest rating group assigned by the NRSROs, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.



OTHER ELIGIBLE INVESTMENTS



  The Balanced Fund may also invest up to 25% of its total assets in Short-Term Securities for cash management purposes. However, when in Provident's opinion, market conditions warrant, Provident may invest up to 100% of the Balanced Fund's assets for temporary defensive purposes in such Short-Term Securities. For more information regarding such securities, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" in the Company's Statement of Additional Information.



  Subject to the limitations described below, the Balanced Fund may invest in securities issued by other investment companies which Provident believes will contribute to the Balanced Fund's investment objectives and in money market mutual funds for cash management purposes.



  The Balanced Fund may also invest up to 20% of its total assets in foreign securities directly and through the purchase of sponsored and unsponsored ADRs. ADRs and the risks associated generally with foreign securities are discussed in greater detail above under "THE RIVERFRONT INCOME EQUITY FUND -- OTHER ELIGIBLE INVESTMENTS."


RISK FACTORS AND INVESTMENT TECHNIQUES


  The risk inherent in investing in the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund is that risk common to any security, that the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying securities of such Fund, and there can be no assurance that any Fund will achieve its investment objective or objectives.



  Like any investment program, an investment in any of the Funds entails certain risks. Equity securities such as those in which the Income Equity, Large Company, Stock Appreciation and Balanced Funds may invest are more volatile and carry more risk than some other forms of investment including investments in high grade fixed income securities. Therefore, such Funds are each subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods of time.



  Since the Income Fund, the Ohio Tax-Free Fund and the Balanced Fund each invest in bonds, investors in those Funds are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise although certain types of bonds are subject to the risks of prepayment as described above when interest rates fall. While bonds normally fluctuate less in price than stocks, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile) into longer term securities (which tend to be more volatile).



  Depending upon the performance of each Funds' investments, the net asset value per share of a Fund may decrease instead of increase; except that with respect to the Money Market Fund, Provident will attempt to maintain its net asset value at $1.00.



  Each Fund may invest in one or more of the following securities: certain variable or floating rate securities, mortgage-backed securities and CMOs. Such instruments may be considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset.


  In addition, the Funds may engage in any one or more of the following investment techniques, as set forth below.

  Non-Diversification. Because the Ohio Tax-Free Fund invests primarily in securities issued or guaranteed by the State of Ohio and its agencies, the Ohio Tax-Free Fund's performance is closely tied to the general economic conditions within the State as a whole and to the economic conditions within particular industries and geographic areas represented or located within the State and to the financial condition of the State of Ohio and its agencies.

  Historically, the State of Ohio has been heavily reliant upon durable goods manufacturing with the key industries in this sector including transportation equipment, industrial machinery, fabricated metal products, primary metals, and stone, clay and glass products. However, the goods-producing sector of Ohio's economy has been steadily declining over the last several decades. Since 1982, the total amount of Ohio's workforce employed in the goods-producing sector has dropped from 31% to 25% as of February, 1996. Ohio's manufacturing in the durable goods area still exceeds the national share, with 14.7% of Ohio's total payroll employment concentrated in durable goods manufacturing in 1991 versus the 9.7% national share in the same year.


  As goods-producing industries have declined in Ohio, the economy of Ohio has become largely dependent upon service-producing industries. As of February, 1996, approximately 75% of the total workforce in Ohio was employed in service-producing industries, such as transportation, retail trade, finance and government.


  In the past three years, Ohio's unemployment rate has generally been lower than the national average. The February 1996 unemployment rate for Ohio was 5.0% compared to 5.5% for the nation as a whole. Ohio is the 7th most populous state in the nation, with an estimated statewide population of 11,102,000 as of July 1, 1994. During 1993 Ohio ranked 42nd in the nation in terms of state taxes per capita and 33rd in the nation in terms of government expenditures per capita.


  The five largest cities in Ohio by population are Columbus, Cleveland, Cincinnati, Toledo, and Akron, in order from largest to smallest. Moody's has rated long-term bonds for all five cities, and they are (in the order reflected above) AAA (under review), A (under review), Aa, Baa1, and A, respec-tively. S&P has rated the general obligation bonds of those cities, and they are as of the date hereof (in the order reflected above) AAA, A, AA+, A and AA-, respectively. Both S&P and Moody's have rated the long-term general obligation bonds of the State of Ohio as a whole as follows: Aa rating from Moody's and a AA rating from S&P.


  There are also risks of reduced diversification because the Ohio Tax-Free Fund invests a substantial portion of its assets in obligations of issuers within a single state. As a result, the Ohio Tax-Free Fund is more likely to invest its assets in the obligations of fewer issuers because of the relatively smaller number of issuers of Exempt Securities in the State of Ohio.

  The Ohio Tax-Free Fund's classification as a "non-diversified" investment company means that the proportion of the Ohio Tax-Free Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, the Ohio Tax-Free Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, which requires such Fund generally to invest as of the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of such assets in the obligations of a single issuer; as to the remaining 50% of its total assets, such Fund is not so restricted. In no event, however, may such Fund invest more than 25% of its total assets in the obligations of any one issuer. Compliance with this requirement is measured at the close of each quarter of the Ohio Tax-Free Fund's taxable year. Since a relatively high percentage of the Ohio Tax-Free Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, such Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.


  Medium Grade Debt Securities. As described above, the Income Equity Fund, the Ohio Tax-Free Fund, the Large Company Fund and the Balanced Fund may each invest in debt securities rated within the fourth highest rating group assigned by one or more appropriate NRSROs, in addition to debt securities rated in the three higher groups, and in comparable unrated securities. Debt securities which are within such fourth highest rating group are considered by Moody's to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.



  Should subsequent events cause the rating of a debt security purchased by any such Fund to fall below the fourth highest rating category, Provident and DRZ, as the case may be, will consider such an event in determining whether such Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any such portfolio security where such Fund would suffer a loss on the sale of such security.



  Repurchase Agreements. Securities held by any of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities, in exchange for cash, from banks and/or registered broker-dealers which Provident or DRZ, as the case may be, deems creditworthy under guidelines approved by the Company's Board of Directors. The seller agrees to repurchase such securities at a mutually agreed upon date and price. The see "INVESTMENT OBJECTIVES AND
POLICIES -- Additional Information on Portfolio Instruments -- Repurchase Agreements" in the Company's Statement of Additional Information.


  Reverse Repurchase Agreements. Each of the Funds, other than the Money Market Fund and the Stock Appreciation Fund, may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high-grade debt securities, consistent with the Fund's investment restrictions, having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVE AND POLICIES -- Additional Information on Portfolio Instruments -- Reverse Repurchase Agreements" in the Company's Statement of Additional Information.


  Except as otherwise disclosed to the shareholders of the Funds, the Company will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Provident, the Distributor, or their affiliates, and will not give preference to Provident's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


  Lending Portfolio Securities. In order to generate additional income, each Fund, other than the Stock Appreciation Fund, may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by Provident or DRZ, as the case may be. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. The Funds will enter into loan agreements only with broker-dealers, banks, or other institutions that Provident or DRZ, as the case may be, has determined are creditworthy under guidelines established by the Company's Board of Directors.


  When-Issued  or  Delayed-Delivery
Purchases. Each of the Funds, other than the Stock Appreciation Fund, may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When a Fund agrees to purchase such securities, however, its custodian will set aside in a separate account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.


  Securities of Other Investment Companies. Each of the Funds other than the Money Market Fund, may acquire securities of other investment companies for the purposes described above. A Fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, limiting its investment to (1) no more than 5% of its total assets in the securities of any one investment company, (2) no more than 3% of the securities of any investment company, and (3) no more than 10% of its total assets in such securities. Investment companies in which a Fund may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges. Such investment companies will charge management and other fees which will be borne by the Fund. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders. The income on securities of other investment companies may be taxable at the state or local level.


  Mortgage- or Asset-Backed Securities.
Mortgage-backed and asset-backed securities have certain characteristics which are different from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Income Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Income Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Provident will seek to manage these risks (and potential benefits) by investing in a variety of such securities and through hedging techniques.

  Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of declining interest rates. Accordingly, amounts available for reinvestment by the Income Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors, such as changes in credit use and payment patterns resulting from social, legal and economic factors, will predominate. Mortgage-backed securities and asset-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

  There are certain risks associated specifically with CMOs. CMOs issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. However, as stated above, the Income Fund will invest only in CMOs which are rated in one of the three highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality. Also, a number of different factors, including the extent of prepayment of principal of the Mortgage Assets, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class.

  Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

ADDITIONAL INFORMATION


  The rating requirements stated for the securities of each Fund refer to the required rating at the time of purchase of a security. Provident or DRZ, as the case may be, retains the discretion to determine disposition of a security if its rating is subsequently reduced. For further information about the types of investments and investment techniques available to each Fund, including the risks associated with such investments and investment techniques, see the Company's Statement of Additional Information.


PORTFOLIO TURNOVER


  For regulatory purposes, the portfolio turnover rate for the Money Market Fund is expected to be zero. For the year ended December 31, 1995, the portfolio turnover rates for the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund were 75%, 180%, 34% and 13%, respectively. The portfolio turnover rate for the Stock Appreciation Fund for the fiscal period ended December 31, 1995 was 46%. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. A high portfolio turnover will generally result in higher brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gain/losses to its shareholders.

INVESTMENT RESTRICTIONS

  The Funds have adopted the following restrictions and policies relating to the investment of their respective assets. These restrictions and policies are fundamental and may not be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

The Money Market Fund may not:

  1. Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

  2. Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

  3. Borrow money, except that the Money Market Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Money Market Fund's net assets; provided that while borrowings from banks exceed 5% of the Money Market Fund's net assets, any such borrowings will be repaid before additional investments are made;

  4. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

  5. Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

  6. Make loans, except that the Money Market Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

  7. Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

  8. Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days.

  With respect to Investment Restriction (8), the Money Market Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

  Each of the Income Fund and the Income Equity Fund may not:

  1. Invest in securities of any one issuer (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the holdings of such Fund in the securities of such issuer exceeds 5% of the Fund's total assets;

  2. Invest in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the aggregate holdings of the Fund in the securities of companies in such industry exceeds 25% of the Fund's total assets. However, an industry concentration in excess of such percentage limitation is permitted if it occurs incidentally as a result of changes in the market value of portfolio securities;

  3. Acquire the outstanding voting securities of any one issuer if, immediately after and as a result of such investment, the current market value of the holdings of the Fund in the securities of such issuer exceeds 10% of the market value of such issuer's outstanding voting securities;

  4. Borrow money, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

  5. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

  6. Invest more than 15% of the value of the Fund's net assets in restricted or illiquid securities or instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days; and

  7. Lend more than 30% in value of the Fund's securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

  With respect to investment restrictions 1 and 3, the percentage limits stated therein apply to 75% of each Fund's total assets.

  The Ohio Tax-Free Fund may not:

  1. Purchase any securities which would cause more than 25% of the value of the Ohio Tax-Free Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

  2. Borrow money or issue senior securities, except that the Ohio Tax-Free Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act. The Ohio Tax-Free Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

  3. Make loans, except that the Ohio Tax-Free Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements.

  The following additional investment restriction with respect to the Ohio Tax-Free Fund may be changed without the vote of a majority of the outstanding shares of such Fund. The Ohio Tax-Free Fund may not:

  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the value of such Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the value of such Fund's total assets may be invested without regard to such 5% limitation), or (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.


  The Stock Appreciation Fund and the Large Company Fund may each not:



  1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of such Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets.



  2. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.



  3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.



  4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.



  The Balanced Fund may not:



  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Balanced Fund's total assets would be invested in such issuer, or the Balanced Fund would hold more than 10% of any class of securities of the issuer, except that up to 25% of the value of the Balanced Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



  2. Purchase any securities which would cause more than 25% of the value of the Balanced Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For examples, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.



  3. Borrow money or issue senior securities, except that the Balanced Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act.



  4. Make loans, except that the Balanced Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements.



  The following additional investment restriction of the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund is non-fundamental and may be changed by the Company's Board of Directors without shareholder approval. Such Funds may not:


  1. Purchase or otherwise acquire any securities, if as a result, more than 15% of its net assets would be invested in securities that are illiquid.

  In addition to the above investment restrictions, the Funds are subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES -- Investment Restrictions" in the Company's Statement of Additional Information.

PRICING SHARES

  The net asset value of each Fund is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (generally 4:00 p.m. Eastern Time for the purpose of pricing Fund shares) (the "Valuation Time") except on days when changes in the value of a Fund's securities do not affect the current net asset value of its shares or on days during which no shares are tendered for redemption and no orders to purchase shares are received. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for a particular class of each Fund is determined by valuing each Fund's assets allocable to such class, subtracting its liabilities allocable to such class and any liabilities charged directly to that class and dividing the result by the number of its shares of that class outstanding.

  The Directors have determined that the best method currently available for valuing the Money Market Fund's investments is amortized cost, which means that the investments are valued at their acquisition costs (as adjusted for amortization of premium or discount) rather than at current market values. Calculations are made to compare the value of the Money Market Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the Money Market Fund's net asset value per share calculated by reference to market values and the Money Market Fund's $1.00 per share net asset value, or if there were any other deviation which the Board of Directors believed would result in a material dilution to shareholders or purchasers, the Board of Directors would promptly consider what action, if any, should be initiated.

  Since the net income of the Money Market Fund is declared as a dividend each time net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. If for any reason there is a net loss, the loss will be first offset pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Money Market Fund will reduce the number of its outstanding shares by having each shareholder contribute to capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00. EACH SHAREHOLDER WILL BE DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS INVESTMENT IN THE MONEY MARKET FUND.


  With respect to each of the other Funds, portfolio securities listed on an exchange are valued on the basis of the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the exchange, or, in the absence of any sales, at the mean of the bid and asked price on such principal exchange prior to the close of trading on the exchange. Other securities and instruments for which market quotations are not readily available are valued at fair value, as determined in good faith by the Board of Directors. Securities, including mortgage-backed and asset-backed securities, may be valued on the basis of independent pricing services approved by the Board of Directors, which use information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value.


HOW TO BUY SHARES

  Shares of the Funds are offered on each day on which the Exchange is open for business.

THE MONEY MARKET FUND

  There is no sales charge when an investor purchases shares of the Money Market Fund. Purchase payments are fully invested. Broker-dealers (other than the Distributor) through whom shares are purchased may charge fees for their services. Orders for the purchase of the Money Market Fund's shares become effective after good funds become available to the Money Market Fund. If a purchase order in proper form is received prior to 12:00 Noon (Eastern time) and payment in Federal funds is received by the close of the Federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 Noon (Eastern time) and payment in Federal funds is received by the close of the Federal funds wire on the day the purchase order is received, the order will be effected that day as of the close of business of the Company, but dividends will not begin to accrue until the following business day. The Money Market Fund's shares are sold at the offering price which is the net asset value per share next computed after the Company receives the purchase order. The net asset value for the Portfolio is expected to be $1.00 per share. Shares are held in "Open Accounts," i.e., they are credited to the shareholder's account on the Money Market Fund's books. No certificates are issued.

THE OTHER FUNDS

  Orders for the purchase of the shares of any of the other Funds will be confirmed at the offering price, which is the net asset value per share next computed after the Company receives the purchase order in proper form, plus any applicable sales charge. Therefore, orders for shares of a Fund received by the Company prior to the close of the Exchange will receive the offering price computed at the close of trading on the Exchange on the same day. Orders received after that day's close of trading on the Exchange will receive the next business day's offering price. A confirmation will be sent by the Transfer Agent for every new purchase. No certificates are issued.

GENERAL

  There is a $1,000 minimum initial purchase requirement for both Investor A and Investor B shares of each of the Funds and a $100 minimum subsequent purchase requirement (except for reinvestment of dividends and distributions). The initial and subsequent minimum investment amounts have been waived for employees of Provident and the Distributor. The minimum initial purchase requirement is lowered to $500 for IRAs. Shareholders receiving banking or other services from Provident or its affiliates will be charged the usual and customary fees for such services even if such services include the purchase of a Fund's shares. However, a shareholder who maintains an investment balance of $10,000 or more in a Fund and has either a Provident Advantage or Provident Silver Advantage checking account will be eligible to have his/her monthly service charge waived on his/her respective Advantage account (one per customer). If a balance of $30,000 or more is maintained in a Fund by a shareholder, the monthly service charge on a Premier Advantage checking account will be waived.

  Shares may be purchased through the Distributor. The Distributor is located at 3435 Stelzer Road, Columbus, Ohio 43219. Shares also may be purchased through other broker-dealers, including broker-dealers affiliated with the Company, Provident and the Distributor. In the case of an order for the purchase of shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next business day.

  Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Provident or its correspondent or affiliated banks (collectively, the "Banks").

  Shares of a Fund sold to the Banks acting in a fiduciary, advisory, custodial (other than for IRAs), agency, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to shares of the Funds so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers. A Bank will exercise voting authority for those shares for which it is granted authority by the Customer.

  In addition, an account for the purchase of shares of a Fund may be opened by mailing to the Company, c/o The Provident Bank, Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45202-0967, a completed account application and a check made payable to the appropriate Fund for $1,000 or more. An account may also be opened by contacting The Provident Bank, Mutual Fund Services, at 1-800-424-2295, to obtain the number of an account to which wire or electronic funds transfer ("EFT") can be made and by sending in a completed account application. Subsequent investments in a Fund in the minimum amount of $100 may be made by check, by wiring Federal funds or by an EFT.


  If payment is made by Federal Funds wire with respect to any Fund, other than the Money Market Fund, funds must be received by 3:00 p.m., Eastern time, on the next business day following the order. Purchases of any of the Funds may be made by wiring the Fund's custodian in accordance with the following procedures:


  1. Telephone Provident at 1-800-424-2295 and specify the Portfolio in which the investment is to be made, provide the name, address, telephone number and tax identification number of the investor, the amount being wired and by which bank. Provident will then provide the investor with a Portfolio account number.

  2. The bank wiring the funds to be invested must designate the Portfolio account number which Provident has assigned to the investor and wire the Federal Funds to:

The Provident Bank/Cincinnati
ABA: 042000424
Mutual Fund Services
for further credit to:
            Fund
of The Riverfront Funds
Account Number  ____________
Account Name  ____________

  The Company and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part, including purchases made with foreign or third party drafts or checks, or to limit or suspend without prior notice the offering of any Fund's shares.


IN KIND PURCHASES



  Payment for shares of a Fund may, in the discretion of Provident, be made in the form of securities that are permissible investments for the Fund as described in this Prospectus. For further information about this form of payment, contact Provident. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


SALES CHARGES

INVESTOR A SHARES


  There is a sales charge imposed at the time of purchase of the Income Fund's, Income Equity Fund's, Ohio Tax-Free Fund's, Stock Appreciation Fund's, Large Company Fund's and Balanced Fund's Investor A shares which is a percentage of the offering price. The sales charge is paid to the Distributor which in turn may reallow all or a portion of the sales charge to other broker-dealers. The applicable sales charges are as follows:


                             SALES CHARGE SCHEDULE

                                              CONCESSION
                                    AS A %    TO DEALERS
                        AS A % OF   OF NET    AS A % OF
                        OFFERING    AMOUNT     OFFERING
  AMOUNT OF PURCHASE      PRICE    INVESTED*    PRICE
----------------------- ---------  ---------  ----------
Under $100,000.........    4.50%      4.71%      4.00%
$100,000--$249,999.....    3.50%      3.63%      3.00%
$250,000--$499,999.....    2.50%      2.56%      2.00%
$500,000--$999,999.....    1.50%      1.52%      1.00%
$1,000,000 and over....     0.0%       0.0%       0.0%

------------
* Rounded to the nearest one-hundredth percent.


  The Sales Charge Schedule is applicable to (1) purchases of Investor A shares of the Income, Income Equity, Tax-Free, Stock Appreciation, Large Company and Balanced Funds and any other Fund sold with a sales charge (a "Load Portfolio") made at one time, (2) concurrent purchases of Investor A shares (see "Concurrent Purchases"), or (3) purchases of Investor A shares made pursuant to Rights of Accumulation or Letters of Intent by any purchaser ("Purchaser"), which includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying Purchaser.


INVESTOR B SHARES

  Investor B shares may only be purchased in amounts of less than $250,000. There is no sales charge imposed upon purchases of Investor B shares, but investors may be subject to a contingent deferred sales charge ranging from 4% to 1% when Investor B shares are redeemed within the first six years after purchase. See "CONTINGENT DEFERRED SALES CHARGE -- Investor B Shares" below. The Money Market Fund does not offer Investor B shares.

GENERAL

  Upon written notice to dealers with whom it has dealer agreements, the Distributor may reallow up to the full applicable sales charge. Dealers to whom more than 90% of the entire sales charge is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.


  The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Company, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its Shareholders.


  Provident Securities, Inc., an affiliate of Provident ("PSI"), will pay additional consideration to dealers not to exceed 4.0% of the offering price per share on all sales of Investor B shares as an expense of PSI for which PSI will be reimbursed by the Distributor under the Investor B Plan or upon receipt of a contingent deferred sales charge. Any additional consideration or incentive program may be terminated at any time by the Distributor.

REDUCED SALES CHARGES -- INVESTOR A SHARES

  The sales charges set forth in the Sales Charge Schedule set forth above may be reduced as follows:

CONCURRENT PURCHASES

  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of a Fund's Investor A shares sold with a sales load and Investor A shares of any other Load Portfolio.

RIGHTS OF ACCUMULATION

  In calculating the sales charge applicable to current purchases of a Fund's Investor A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Investor A shares of a Fund or the other Load Portfolios and which are still held by the Purchaser. As an example, if a Purchaser held Investor A shares of the Income Fund valued at $100,000 in aggregate and purchased an additional $5,000 of Investor A shares of the Income Fund, the sales charge for the $5,000 purchase would be 3.50% as indicated in the Sales Charge Schedule applicable to a $105,000 purchase. The Distributor must be notified at the time of purchase that a Purchaser is entitled to a reduced sales charge which will be granted subject to confirmation of the Purchaser's holdings. Rights of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT


  A Purchaser may qualify for a reduced sales charge on a purchase of Investor A shares of a Load Portfolio alone or in combination with purchases of Investor A shares of any of the other Load Portfolios by completing the Letter of Intent section of the application. By doing so, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction in the dollar amount specified on the application, as described herein, after receipt of the Letter of Intent by the Distributor. The Letter of Intent does not obligate the Purchaser to purchase, nor the Company to sell, the amount indicated.


  The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Load Portfolios during the preceding ninety day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  Out of the initial purchase (or subsequent purchases, if necessary), 5% of the dollar amount specified on the application will be held in escrow by Provident in the form of Investor A shares registered in the Purchaser's name. The escrowed Investor A shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge is paid. All income and capital gains distributions on escrowed Investor A shares will be paid to the Purchaser.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen month period), the Purchaser will be notified and the escrowed Investor A shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Distributor any difference between the sales charge on the amount specified and on the amount actually purchased. If the Purchaser does not, within 20 days after receipt of a written request by the Distributor or the shareholder's dealer, pay such difference in sales charge, Provident, as transfer agent (the "Transfer Agent"), will redeem an appropriate number of the escrowed Investor A shares in order to realize such difference. Investor A shares remaining after any such redemption will be released by the Transfer Agent. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irrevocably constitutes and appoints the Transfer Agent its attorney to surrender for redemption any or all escrowed shares with full power of substitution. The Purchaser or his dealer must inform the Distributor or the

Transfer Agent that a Letter of Intent is in effect each time a purchase is made.

WAIVER OF SALES CHARGES

  Investor A shares may also be sold, to the extent permitted by applicable law, at net asset value without the imposition of an initial sales charge to: (1) personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident; (2) employees of Provident, the Distributor, and their spouses;
(3) broker/dealers purchasing shares for their own accounts; (4) all affiliates of Provident; (5) corporations; (6) employees (and their spouses and children under the age of 21) of any broker-dealer with which the Distributor enters into a dealer agreement to sell Investor A shares of the Company; (7) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc., or any of its affiliates, including the Distributor; (8) persons investing directly through the Distributor pursuant to a Systematic Investment Plan; and (9) persons investing directly through a discount brokerage firm which has entered into a dealer agreement with the Distributor.


  In addition, a shareholder who has redeemed all or any portion of his or her investment in Investor A shares of a Load Portfolio may purchase without a sales charge Investor A shares of any other Load Portfolio in an amount up to a maximum dollar amount of such shares redeemed within 30 days after such redemption. In order to so purchase Investor A shares without a sales charge, the shareholder, or his or her dealer, must notify the Company at the time an order is placed that such a purchase qualifies for this exemption from sales charges and must provide any other information necessary for confirmation of qualification.


CONTINGENT DEFERRED SALES CHARGE -- INVESTOR B SHARES

  Investor B shares which are redeemed within the first six years of purchase will be subject to a contingent deferred sales charge equal to the applicable percentage set forth below of an amount equal to the lesser of the net asset value at the time of purchase of the Investor B shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a charge will not be assessed on Investor B shares purchased through reinvestment of dividends or capital gains distributions. The Money Market Fund does not offer Investor B shares.

      YEAR OF REDEMPTION          CONTINGENT DEFERRED
        AFTER PURCHASE                SALES CHARGE
-------------------------------   --------------------
First..........................             4%
Second.........................             4%
Third..........................             4%
Fourth.........................             3%
Fifth..........................             2%
Sixth..........................             1%
Seventh and following..........             0%

  Solely for purposes of determining whether a year has elapsed from the time of purchase of any Investor B shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares acquired pursuant to reinvestment of dividends or distributions and then from the earliest purchase of shares.

  For example, assume an investor purchased 100 Investor B shares with a net asset value of $10 per share (i.e., at an aggregate net asset value of $1,000) and in the eleventh month after purchase, the net asset value per share is $12 and, during such time, the investor has acquired five additional Investor B shares through dividend reinvestment. If the investor makes an initial redemption of 50 Investor B shares (producing proceeds of $600), five of such shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 45 Investor B shares being redeemed, the charge will be applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $450 of the $600 redemption proceeds will be subject to the charge of 4% ($18.00).

  The contingent deferred sales charge is waived on redemptions of Investor B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemption is necessary to make distributions to plan participants.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES

  Before purchasing Investor A shares or Investor B shares of a Fund, investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated Rule 12b-1 fee and potential contingent deferred sales charges on Investor B shares prior to conversion (as described below) would be less than the initial sales charge and accumulated Rule 12b-1 fee on Investor A shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Investor A shares. In this regard, to the extent that the sales charge for the Investor A shares is waived or reduced by one of the methods described above or the investment is $100,000 or more, investments in Investor A shares become more desirable. The Company will refuse all purchase orders for Investor B shares of over $250,000.

  Although Investor A shares are subject to a Rule 12b-1 fee, they are not subject to the higher Rule 12b-1 fee applicable to Investor B shares. For this reason, Investor A shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A shares who do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Fund than purchasers of Investor B shares.

  As described above, purchasers of Investor B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B shares. Because the Company's future returns cannot be predicted, there can be no assurance that this will be the case. Investors in Investor B shares would, however, own shares that are subject to higher annual expenses and, for a six-year period, such shares would be subject to a contingent deferred sales charge ranging from 4.00% to 1.00% upon redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate an-nual Investor B shares' Rule 12b-1 fees to the cost of the initial sales charge and Rule 12b-1 fee on the Investor A shares. Over time, the expense of the annual Rule 12b-1 fee on the Investor B shares may equal or exceed the initial sales charge and annual Rule 12b-1 fee applicable to Investor A shares. For example, if net asset value remains constant and assuming no waiving of any Rule 12b-1 fees, the aggregate Rule 12b-1 fee with respect to Investor B shares of a Fund would equal or exceed the initial sales charge and aggregate Rule 12b-1 fee of Investor A shares approximately seven years after the purchase. In order to reduce such fees of investors that hold Investor B shares for seven years or more, Investor B shares will be automatically converted to Investor A shares, as described below, at the end of an eight-year period. This example assumes that the initial purchase of Investor A shares would be subject to the maximum initial sales charge of 4.50%. This example does not take into account the time value of money which reduces the impact of the Investor B shares' Rule 12b-1 fee on the investment, the benefit of having the additional initial purchase price invested during the period before it is effectively paid out as a Rule 12b-1 fee, fluctuations in net asset value, any waiver of Rule 12b-1 fees or the effect of different performance assumptions.

  If a shareholder who owns both Investor A shares and Investor B shares redeems less than his or her entire investment, then shares will be redeemed in the following order: (a) any Investor B shares that are not subject to a contingent deferred sales charge; (b) Investor A shares; and (c) Investor B shares subject to a contingent deferred sales charge, unless shareholder has made a specific election otherwise.

CONVERSION FEATURE

  Investor B shares which have been outstanding for eight years after the end of the month in which the shares were initially purchased will automatically convert to Investor A shares and, consequently, will no longer be subject to the higher Rule 12b-1 fee. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge or other charge except that the Rule 12b-1 fee applicable to Investor A shares shall thereafter be applied to such converted shares. Such investors will then benefit from the lower Rule 12b-1 fee of Investor A shares. Because the per share net asset value of the Investor A shares may be higher than that of the Investor B shares at the time of conversion, a Shareholder may receive fewer Investor A shares than the number of Investor B shares converted, although the dollar value will be the same. Reinvestments of dividends and distributions in Investor B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Investor A shares in the same proportion as the number of the shareholder's Investor B shares converting to Investor A shares bears to the shareholder's total Investor B shares not acquired through dividends and distributions.

  If a shareholder effects one or more exchanges among Investor B shares of the Portfolios during the eight-year period, the holding period for shares so exchanged will be counted toward such period.

OTHER PURCHASE INFORMATION

SYSTEMATIC INVESTMENT PLAN

  Shareholders may also arrange for systematic monthly or quarterly investments in their accounts. Once proper authorization has been given, a shareholder's bank account will be debited on the date specified to purchase shares in a Fund. A confirmation will be received from the Transfer Agent for every transaction.

INDIVIDUAL RETIREMENT ACCOUNTS


Provident offers tax-advantaged Individual Retirement Accounts ("IRAs") for which the Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund or the Balanced Fund may be an appropriate investment. A minimum initial investment of $500 is required. For details, including fees and an application form, please call the telephone number listed above under "Shareholder Services" or contact Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45202-0967.


  Investment in shares of the Ohio Tax-Free Fund or in shares of any other tax-exempt fund would not be appropriate for an IRA. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions and whether an investment in the Ohio Tax-Free Fund would be appropriate.

EXCHANGES

  If a shareholder has obtained the appropriate prospectus, he or she may exchange Investor A or Investor B shares of a Fund for shares of the same class of any of the other Portfolios on the basis of their respective net asset values by calling toll free 1-800-424-2295 or by writing The Provident Bank, c/o Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45202-0967. Subject to the qualifications and limitations described below under "How to Redeem Shares -- Telephone," neither the Company nor any of its service providers assumes responsibility for the authenticity of any telephone request for an exchange. Shares purchased by check are eligible for exchange after 15 days. No contingent deferred sales charge is imposed upon exchanges of Investor B shares of one Portfolio for Investor B shares of another Portfolio.

  If Investor B shares of a Fund are exchanged into the Money Market Fund, no contingent deferred sales charge will be imposed; however, the exchange will freeze the running of the time periods applicable to contingent deferred sales charges and the conversion feature. An exchange back into Investor B shares will restart such time periods. If less than all of a shareholder's Investor B shares of a Portfolio are exchanged into the Money Market Fund, the shareholder's Investor B shares will be deemed to be exchanged in the following order: (1) Investor B shares that are not subject to a contingent deferred sales charge, and (2) Investor B shares in the reverse order in which such shares were acquired (i.e., last in, first out).

  Orders to exchange Investor A or Investor B shares of a Fund for shares of the Money Market Fund will be executed by redeeming the shares of the Fund and purchasing Investor A shares of the Money Market Fund at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Company prior to the close of business on any day the Company is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of business will be executed at the respective net asset values next determined after the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Company. Therefore the Company, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the Portfolios in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the Portfolio being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the Portfolio being acquired may legally be sold. The Company reserves the right, at any time, to modify or terminate any of the foregoing exchange privileges. The Company, however, will give shareholders 60 days' advance written notice of any such modification or termination.

HOW TO REDEEM SHARES

  Shares of the Funds may be redeemed for cash at their net asset value, less any applicable contingent deferred sales charge, upon written order by the shareholder to the Company, c/o The Provident Bank, Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45202-0967. A shareholder's signature(s) on the written order must be guaranteed as described below. In order to redeem by telephone, shareholders must have completed the authorization in their account applications. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in the account application.

  The redemption value is the net asset value per share, less any applicable contingent deferred sales charge, and may be more or less than the shareholder's cost of the Fund's shares depending upon changes in the value of the Fund's securities between purchase and redemption. The Company computes the amount due a shareholder at the next Valuation Time after it has received all proper documentation. Payment of the amount due on redemption will be made within seven days thereafter except as discussed below.

  At various times, the Company may be requested to redeem shares for which it has not yet received good payment. In such a case, the Company may delay the mailing of a redemption check or the wiring or EFT of redemption proceeds until good payment has been collected for the purchase of such shares. This may take up to 15 days. Any delay may be avoided by purchasing shares either with a certified check or by Federal Reserve or bank wire of funds or EFT. Although the mailing of a redemption check, wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  Shareholders may also redeem their shares through broker-dealers. The Distributor, acting as agent for the Company, stands ready to repurchase the Funds' shares upon orders from dealers at the net asset value next computed after the Distributor receives the order. When the Distributor has received proper documentation, it will pay the re-demption proceeds to the broker-dealer placing the order within three business days thereafter. The Distributor charges no fees for this service, except to the extent that a contingent deferred sales charge may be imposed upon redemptions of Investor B shares. However, a shareholder's broker-dealer may charge a service fee.


  For the protection of shareholders, regardless of the number of shares or amount of money involved in a redemption or repurchase, signatures on stock powers and all written orders or authorizations must be guaranteed by a U.S. stock exchange member, a U.S. commercial bank or trust company or other person eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Transfer Agent's policies. The Company or the Transfer Agent may waive this requirement but may also require additional documents in certain cases. Currently the requirement for a signature guarantee has been waived on redemptions of $50,000 or less where the account address of record has been the same for a minimum period of 90 days. The Company and the Transfer Agent reserve the right to withdraw this waiver at any time.

  If the Company receives a redemption order but a shareholder has not clearly indicated the amount of money or number of shares involved, the Company cannot execute the order. In such cases, the Company will request the missing information and process the order on the day such information is received.

  If a shareholder requests redemption by telephone and a bank account has previously been designated, the shareholder should state whether the proceeds should be wired, sent EFT or mailed to such bank. In the absence of a request that the proceeds be wired, sent EFT or mailed to such bank, they will be sent by check to the shareholder's address as it appears on the account registration. The redemption order also should include the account name as registered with the Company and the account number.

TELEPHONE

  Under ordinary circumstances, shareholders may redeem up to $50,000 from their accounts by telephoning Mutual Fund Services at: 1-800-424-2295.

  In order to ensure that instructions received by the Transfer Agent are genuine when a telephone transaction is initiated, a shareholder will be asked to verify certain information specific to its account. At the conclusion of the transaction, the shareholder will be given a transaction number confirming the request, and written confirmation of the transaction will be mailed within 72 hours of the telephone transaction. The shareholder's telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  The Company reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees. Except as otherwise noted, neither the Company nor any of its service providers assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing or by telephone nor will any of them be liable when following instructions received by telephone that the Transfer Agent reasonably believes to be genuine. The Transfer Agent will employ procedures designed to provide reasonable assurance that instructions received by telephone are genuine. If, for any reason, reasonable procedures are not followed, the Company or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. The Company may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Company cannot dispose of its investments or fairly determine their value; or (4) the Commission so orders.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed, wired or sent EFT to a previously designated bank account as directed by the shareholder. If the Company cannot be reached by telephone, shareholders should follow the procedures for redeeming by mail or through a broker as set forth above.

AUTOMATIC WITHDRAWAL PLAN -- INVESTOR A SHARES


  Under an Automatic Withdrawal Plan, if an account has a value of at least $10,000 in Investor A shares of a Fund, a shareholder may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund's Investor A shares in the account when the Automatic Withdrawal Plan is opened. Excessive withdrawals may decrease or deplete the value of an account. Purchases of additional shares, including use of the Systematic Investment Plan, concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities and sales charges.


CHECKWRITING

  If requested on your account application, the Money Market Fund will establish a checking account for you with Provident. Checks may be drawn for $250 or more payable to anyone. When a check is presented to Provident for payment, it will cause the Money Market Fund to redeem at the net asset value next determined a sufficient number of your shares to cover the check. You will receive the daily dividends declared on the shares redeemed to cover your check through the day Provident instructs the Money Market Fund to redeem the shares. There is currently no charge to you for this checking account. Money Market Fund checking accounts are subject to Provident's rules and regulations governing checking accounts. If there is an insufficient number of shares in your account when a check is presented to Provident for payment, the check will be returned. If you present a check on your account in person to Provident it will be treated as a redemption by mail received that day.

  Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using a check.

SMALL ACCOUNTS

  Because of the high cost of maintaining small accounts, the Company reserves the right to redeem an account if its value has fallen below $500 as a result of your redemptions (but not as a result of market action). The shareholder will be notified in writing and allowed 45 days to purchase additional shares in order to increase the balance over $500.

REDEMPTIONS IN KIND

  If conditions arise that would make it undesirable for the Company to pay for all redemptions in cash, the Company may authorize payment to be made in portfolio securities or other property. However, the Company has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000, or 1% of the applicable Fund's net assets if that is less, in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when the securities are sold.

SHAREHOLDER SERVICES

  Details on all shareholder services may be obtained from Provident by calling toll free 1-800-424-2295 or by writing the Distributor at 3435 Stelzer Road, Columbus, Ohio, 43219.

DIVIDENDS AND TAXES

DIVIDENDS

  The Money Market Fund intends to declare dividends daily from its net investment income and to distribute all of its net investment income to its shareholders monthly. Any net realized long-term gains will be declared and distributed at least annually. Each of the other Funds intends to declare and distribute to its shareholders dividends from net investment income monthly and to declare and distribute all net realized long-term capital gains annually. Each such Fund intends to distribute its net long-term capital gains as capital gains dividends; such dividends are treated by shareholders as long-term capital gains. Such distributions will be designated as long-term capital gains dividends by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's fiscal year.


  Each Fund's net investment income available for distribution to the holders of Investor A shares and Investor B shares (if any) will be reduced by the amount of Rule 12b-1 fees payable under the respective Plan and the transfer agency fees paid by the respective class.


  Unless the Company receives instructions to the contrary before the record date, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in additional shares. Instructions continue in effect until changed in writing. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after the Fund pays the distribution.

  If a shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the applicable Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the applicable Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES -- GENERAL


  Each of the Funds is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income and 90% of its interest income excludable from gross income under Section 103(a) of the Code. Each Fund contemplates declaring as dividends all or substantially all of such Fund's investment company taxable income and its exempt income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

  It is expected that each Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net recognized capital gains, if any, and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by the Fund bear to its gross income.

  Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

  Prior to purchasing shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

THE OHIO TAX-FREE FUND

  The Ohio Tax-Free Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on Exempt Securities constitute "exempt-interest dividends" when designated as such by the Ohio Tax-Free Fund, will be excludable from gross income for federal income taxes and will not be a preference item for individuals for purposes of the federal alternative minimum tax.

  Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Ohio Tax-Free Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. The Ohio Tax-Free Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will notify each shareholder annually of the tax status of all distributions.

  If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation, may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Ohio Tax-Free Fund is not deductible for federal income taxes assuming the Ohio Tax-Free Fund distributes exempt-interest dividends during the shareholder's taxable year. It is anticipated that distributions from the Ohio Tax-Free Fund will not be eligible for the dividends received deduction for corporations.

  Distributions of interest income and gain by the Ohio Tax-Free Fund, to the extent derived from Ohio Exempt Securities, will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includible in the net income base of the Ohio corporate franchise tax; provided, however, that at all times at least 50% of the value of the total assets of the Ohio Tax-Free Fund consists of Ohio Exempt Securities or similar obligations of other states or their subdivisions. Shares of the Ohio Tax-Free Fund will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis. The Ohio Tax-Free Fund will report annually to shareholders the percentage and source of interest income earned by the Ohio Tax-Free Fund. Each investor should consult his or her own tax adviser to determine the tax status of distributions from the Ohio Tax-Free Fund in his or her state and locality.

  The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in a Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situations.

  The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

COMPANY MANAGEMENT AND EXPENSES

BOARD OF DIRECTORS

  Under Maryland law, the Company's Board of Directors, which is elected by the Company's shareholders, has absolute and exclusive control over the management and disposition of all assets of each Portfolio of the Company. The Directors, in turn, elect the officers of the Company to supervise actively its day-to-day operations. Subject to the authority of the Board of Directors, Provident, directly and through DRZ as subadviser with respect to the Income Equity Fund, supervises the investment programs of each Fund.

INVESTMENT ADVISER

  Provident, an Ohio banking corporation located at One East Fourth Street, Cincinnati, Ohio 45202, has entered into a Investment

Advisory Agreement with the Company whereby Provident supervises and manages the investment and reinvestment of the assets of the Money Market Fund, the Income Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund, the Balanced Fund and, with DRZ, the Income Equity Fund. Provident has been providing investment advisory services to individual and corporate trust accounts since 1902.



  Provident is a subsidiary of Provident Bancorp, Inc. ("PBI"), a bank holding company located in Cincinnati, Ohio with approximately $6.2 billion in consolidated assets as of December 31, 1995. Through offices in Ohio and Kentucky, PBI and its subsidiaries provide a broad range of financial services to individuals and businesses. Under the Investment Advisory Agreement with the Company, for services rendered and expenses assumed as investment adviser, Provident receives annually a fee (1) from the Money Market Fund equal to .15% of the Money Market Fund's average net assets; (2) from the Income Fund equal to
 .40% of the Income Fund's average net assets; (3) from the Income Equity Fund equal to .95% of the Income Equity Fund's average net assets; (4) from the Ohio Tax-Free Fund equal to .50% of the Ohio Tax-Free Fund's average net assets; (5) from the Stock Appreciation Fund equal to 0.80% of the Stock Appreciation Fund's average net assets; (6) from the Large Company Fund equal to .80% of the Large Company Fund's average net assets; and (7) from the Balanced Fund equal to 0.90% of the Balanced Fund's average net assets. Provident may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of that Fund to be higher than it would otherwise be in the absence of such a reduction. The advisory fees with respect to the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund are higher, in the opinion of the Commission, than that paid by most investment companies, but Provident believes the fee to be fair and reasonable.



  Provident uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Funds as of January 1, 1997. Provident decided to adopt a team approach with respect to each of the Funds in order to take advantage of the experience of its entire portfolio management team. Provident's investment staff consists of seven individuals. All Funds are reviewed on a regular basis by Provident's Investment Policy Committee to ensure they are invested in accordance with the Funds' and Provident's investment policies.



  Pursuant to the terms of its Investment Advisory Agreement with the Company, Provident has entered into a Sub-Investment Advisory Agreement with DRZ, a registered investment adviser, 201 South Orange Avenue, Suite 850, Orlando, Florida 32801, with respect to the Income Equity Fund. DRZ is owned equally by Mr. Gregory DePrince, Mr. John D. Race and Mr. Victor A. Zollo, Jr., each of whom are former employees of SunBank Capital Management N.A., the former sub-investment adviser of the Income Equity Fund ("SunBank"). In April, 1995, Messrs. DePrince, Race and Zollo left SunBank to form DRZ. In addition to the Income Equity Fund, DRZ provides investment management services to mutual funds and other institutions and currently manages assets of approximately $470 million. Pursuant to the terms of such Sub-Investment Advisory Agreement, DRZ was retained by Provident to manage the day-to-day investment and reinvestment of that portion of the assets of the Income Equity Fund allocated to DRZ by the Company's Board of Directors. The remainder of the Income Equity Fund's assets are managed on a day-to-day basis by Provident. The amount of the assets of the Income Equity Fund to be allocated between DRZ and Provident from time to time is subject to the discretion of the Company's Board of Directors. Currently the first $ million of the Income Equity Fund's assets are managed by DRZ with the remainder being managed by Provident. Both DRZ's and Provident's day-to-day management of the Income Equity Fund's portfolio is subject to the direction and control of the Company's Board of Directors, and Provident is responsible for selecting and monitoring DRZ and reporting the activities of DRZ to the Company's Board of Directors.



  For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with Provident, DRZ receives from Provident a fee, computed daily and paid monthly, at the annual rate of 0.50% of the Income Equity Fund's average daily net assets up to $55 million and 0.55% of the average daily net assets of such Fund of $55 million and above. In addition, DRZ has indicated a willingness to manage net assets of the Income Equity Fund up to $75 million, but not beyond. The Directors of the Company shall take such limitation into account when determining the allocation of the Income Equity Fund's assets between Provident and DRZ.



  Gregory M. DePrince is primarily responsible for the management of that portion of the Income Equity Fund's portfolio allocated to DRZ to manage. Since April 1995, Mr. DePrince has been a director and Executive Vice President of DRZ. Prior to April 1995, Mr. DePrince served as the Equity Income Portfolio Manager at SunBank where he also managed the STI Classic Value Income Fund.



  In addition to serving as investment adviser, Provident has entered into an agreement with the Company to provide transfer agency services to the Company and each Portfolio. Under the Master Transfer and Recordkeeping Agreement, Provident receives from each Fund a fee for each class of shares of that Fund, plus certain out-of-pocket expenses. The Money Market Fund pays Provident a fee equal to $24 per account over 500 accounts per year with an annual minimum fee of $24,000. Each of the other Funds pays Provident for each class of shares a fee equal to $20 per account over 500 accounts per year, with an annual minimum fee of $20,000.


CUSTODIAN AND FUND ACCOUNTANT


  The Provident Bank (the "Custodian") also serves as custodian for and provides certain fund accounting services to each of the Funds. Pursuant to the Custodian, Fund Accounting and Recordkeeping Agreement with the Company, the Custodian receives compensation from the Funds for such services in an amount equal to a fee, computed daily and paid monthly, at the following annual rate of
 .05% of the Money Market Fund's average daily net assets; .10% of the Income Fund's average daily net assets; .15% of the Income Equity Fund's, the Stock Appreciation Fund's, the Large Company Fund's and the Balanced Fund's average daily net assets; and .14% of the Ohio Tax-Free Fund's average daily net assets.


ADMINISTRATOR AND DISTRIBUTOR

  The Distributor, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the administrator for each Fund, and also acts as the

Funds' principal underwriter (the "Administrator" or the "Distributor," as the context indicates).

  The Administrator generally assists in all aspects of a Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its administration agreement with the Company, the Administrator receives a fee from each Fund, computed daily and paid periodically, at an annual rate of 0.20% of such Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administration fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

  The Distributor acts as agent for the Funds in the distribution of their shares and, in that capacity, solicits orders for the sale of shares, advertises, and pays the cost of that advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Company, but may retain some or all of any sales charge imposed upon the shares and may receive compensation under the Distribution Plans described below.

DISTRIBUTION PLANS -- INVESTOR A SHARES

  The Investor A shares of each Fund may bear some of the costs of selling such shares under an Investor A Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Investor A Plan"). The Investor A Plan of each Fund provides that such Fund may expend daily amounts at an annual rate of up to 0.25% of the average daily net asset value of that Fund's Investor A shares to finance any activity which is principally intended to result in the sale of such Fund's Investor A shares including, without limitation, expenditures consisting of payments to the Distributor (1) to enable the Distributor to pay or to have paid to others who sell Investor A shares of that Fund a maintenance or other fee, at such intervals as the Distributor may determine, with respect to Investor A shares of the Fund previously sold by others and remaining outstanding during the period with respect to which such fee is or has been paid; and/or (2) to compensate the Distributor for its efforts with respect to sales of Investor A shares of the Fund since inception of the Plan.

  Fees paid pursuant to the Investor A Plan are accrued daily and paid monthly, and are charged as expenses of Investor A shares of such Fund as accrued.

DISTRIBUTION PLANS -- INVESTOR B SHARES


  Pursuant to Rule 12b-1, the Company has also adopted an Investor B Distribution Plan (the "Investor B Plan") with respect to Investor B shares of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund. Pursuant to the Investor B Plan, a Fund is authorized to pay or reimburse the Distributor (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of Investor B shares of such Fund (the "Distribution Fee") and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Investor B shares of such Fund (the "Service Fee"). Payments under the Investor B Plan will be calculated daily and paid monthly at a rate not to exceed the limits described above, which rates are set from time to time by the

Company's Board of Directors. Payments of the Distribution Fee to the Distributor pursuant to the Investor B Plan will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to Investor B shares, and (ii) for promotional activities intended to result in the sale of Investor B shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and payments of the Service Fee to the Distributor pursuant to the Investor B Plan will be used to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Investor B shares. Participating Organizations include banks (including Provident and its affiliates), broker-dealers and other financial institutions.

  Fees paid pursuant to the Investor B Plan are accrued daily and paid monthly, and are charged as expenses of Investor B shares of such Fund as accrued.

  Pursuant to the Investor B Plan, the Distributor may enter into Rule 12b-1 Agreements with Participating Organizations for providing distribution and shareholder services to their customers who are the record or beneficial owners of Investor B shares. Such Participating Organizations will be compensated at the annual rate of up to 1.00% of the average daily net asset value of the Investor B shares held of record or beneficially by such customers. The distribution services provided by Participating Organizations for which the Distribution Fee may be paid may include promoting the purchase of Investor B shares of such Funds by their customers; processing purchase, exchange, and redemption requests from customers and placing orders with the Distributor or the transfer agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions in Investor B shares; responding to inquiries from customers concerning their investment in Investor B shares; and providing other similar services as may be reasonably requested. The services provided by Participating Organizations for which the Service Fee may be paid may include providing shareholders information about their investment in the Investor B shares of a Fund and providing other continuing personal services to holders of Investor B shares.

  As required by Rule 12b-1, the Investor A Plan and the Investor B Plan (the "Plans") were each approved by the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Independent Directors"). The Plans continue in effect as long as such continuance is specifically approved at least annually by the Company's Directors, including a majority of the Independent Directors.

  The Plans may be terminated by a vote of a majority of the Independent Directors, or by a vote of a majority of the holders of the outstanding voting securities of the class of shares subject thereto. Any change in the Plans that would increase materially the distribution expenses paid by a Fund requires shareholder approval; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as either Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

SHAREHOLDER SERVICES PLAN

  The Company has adopted a Shareholder Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include Provident, its correspondent and affiliated banks, and the Distributor, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively "customers") who are the beneficial or record owners of shares of that Fund. In consideration for such services, a Service Organization receives a fee from the Fund computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Services Organizations receiving such compensation to perform certain ministerial, recordkeeping and/or administrative support services with respect to the beneficial or record owners of shares of a Fund, including activities such as responding to shareholder inquiries regarding accounts, collecting information regarding changes in accounts and further assisting the Transfer Agent in maintaining the Fund's records, processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the shares of the Fund, providing sub-accounting with respect to shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in shares of that Fund pursuant to specific or pre-authorized instructions. As of the date of this Prospectus, no Servicing Agreements have been entered into on behalf of any of the Funds.

BANKING LAWS

  Provident believes that it possesses the legal authority to perform the investment advisory services for the Funds as set forth in its Investment Advisory Agreement with the Company, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its Investment Advisory Agreement with the Company. Future changes in Federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which Provident performs such services for the Funds. See "MANAGEMENT OF THE COMPANY - Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.

FUND EXPENSES

  Provident, DRZ and the Administrator each bear all expenses in connection with the performance of their services as investment adviser, sub-investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

  The Directors reserve the right, subject to the receipt of any necessary relevant regulatory approvals or rulings, to allocate certain expenses (other than those associated with the applicable Plan) to the shareholders of a particular class on a basis other than relative net asset value as the Directors deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; Blue Sky registration fees incurred by a class of shares; Commission registration fees incurred by a class of shares; expenses related to administrative personnel and services as required to support the shareholders of a specific class; litigation or other legal expenses relating solely to one class of shares; and Directors' fees incurred as a result of issues relating solely to one class of shares.

SECURITIES TRANSACTIONS

  Under policies established by the Board of Directors, Provident and DRZ, as the case may be, selects broker-dealers to execute portfolio transactions for the Funds subject to receipt of best execution. When selecting broker-dealers, Provident and DRZ may consider as a factor the number of shares of the Funds sold by a broker-dealer. In addition, broker-dealers executing transactions for a Fund may from time to time be affiliated with the Company, Provident, DRZ or their affiliates. The Funds may pay higher commissions to broker-dealers which provide research services. Provident and DRZ each may use these services in advising the Funds as well as in advising their other clients.

PERFORMANCE DATA AND ADVERTISING

  From time to time the Money Market Fund may advertise "yield" and "effective yield," and the other Funds may advertise "total return" and/or "current yield." Such figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by the Money Market Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the Money Market Fund during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The effective yield is calculated similarly but, when annualized, the income earned from the Money Market Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Average annual total return refers to a Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of any sales charge and all recurring charges, if any, applicable to all shareholder accounts. Aggregate total return is computed similarly to average annual total return; however, the resulting rate of return is not annualized. Performance of a Fund may also be presented excluding the effect of a sales charge, if any.

  Current yield quotations for the Funds, other than the Money Market Fund, represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.


  The Large Company Fund has been initially funded by the transfer of all of the assets of two corresponding common trust funds managed by Provident (the "CIFs"). Because the management of the Large Company Fund is substantially the same as the CIFs, the quoted performance of such Fund will include the performance of the CIFs for the periods prior to the effectiveness of the Company's registration statement as it relates to the Large Company Fund. The CIFs were not registered under the 1940 Act, and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CIFs had been so registered, their performance might have been adversely affected.


  The Funds may also include comparative performance information in advertising or marketing their shares, such as data from Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index or other industry publications. The Funds may include in sales and advertising material general mutual fund industry information compiled from financial and industry publications. The Company's annual report to Shareholders for the fiscal year ended December 31, 1995, contains additional performance information and will be made available to prospective investors and shareholders without cost.

  In addition, from time to time each Fund may present its distribution rates for a class of shares in supplemental sales literature which is accompanied or preceded by a prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share of a class made by a Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Funds may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

  Standardized yield and total return quotations will be computed separately for Investor A and Investor B shares. Because of differences in the fees and/or expenses borne by Investor A and Investor B shares of the Funds, the net yield and total return on Investor A shares can be expected, at any given time, to differ from the net yield and total return on Investor B shares for the same period.

COMPANY SHARES


  The Company presently offers seven series of shares of capital stock, par value $.001 per share (the "Funds"). The shares of each of the Funds, other than the Money Market Fund, are offered in two separate classes: Investor A shares and Investor B shares. The Money Market Fund has only the Investor A class of shares. When issued and paid for, shares of each Fund are fully paid and nonassessable by the Company. Shares may be exchanged or converted as explained above but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions.



  Each share represents an equal proportionate interest in a Fund with other shares of the same Fund based upon such share's net asset value, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.



  Shareholders will vote in the aggregate and not by Fund except as otherwise expressly required by law. For example, Shareholders of a Fund will vote in the aggregate with other shareholders of the Company with respect to the election of Directors and ratification of the selection of independent accountants. However, Shareholders of a Fund will vote as a Fund, and not in the aggregate with other shareholders of the Company, for purposes of approval of that Fund's investment advisory agreement. In addition, holders of one class of Investor Shares of a Fund will vote as a class and not with holders of the other class of Investor Shares with respect to the approval of its respective Distribution Plan.


  The Company may dispense with an annual meeting of shareholders in any fiscal year in which it is not required in order to elect directors under the 1940 Act or state law. However, shareholders are entitled to call a special meeting of shareholders for purposes of voting on the removal of a director or directors when 10% of the outstanding shares request such a meeting. Shareholders may be eligible for shareholder communication assistance in connection with a special meeting.


  As used in this Prospectus and the Statement of Additional Information, a "vote of the holders of a majority of the outstanding voting securities" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the outstanding shares of such Fund present at such meeting, if holders of more than 50% of the shares are present or represented by proxy, or (b) more than 50% of the shares of such Fund.


  As of the date hereof, Provident possessed, on behalf of its underlying accounts, voting or investment power with respect to more than 25% of the outstanding shares of each of the Money Market, Income and Ohio Tax-Free Funds and therefore may be presumed to control each of these Funds within the meaning of the 1940 Act.

ADDITIONAL INFORMATION

  Except as otherwise stated in this prospectus or required by law, the Company reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                         ---------------------------------------


                                                          THE                           THE RIVERFRONT
                                                          RIVERFRONT                    U.S. GOVERNMENT
                                                          FUNDS, INC.                   SECURITIES MONEY
                                                                                        MARKET FUND
                                                          PROSPECTUS                    THE RIVERFRONT
                                                          JANUARY 1, 1997               U.S. GOVERNMENT
                                                                                        INCOME FUND
                                                                                        THE RIVERFRONT
                                                                                        INCOME EQUITY
                                                                                        FUND
                                                                                        THE RIVERFRONT
                                                                                        OHIO TAX-FREE
                                                                                        BOND FUND
                                                                                        THE RIVERFRONT
                                                                                        STOCK APPRECIATION
                                                                                        FUND
                                                                                        THE RIVERFRONT
                                                                                        LARGE COMPANY
                                                                                        FUND
                                                                                        THE RIVERFRONT
                                                                                        BALANCED FUND
      THE RIVERFRONT FUNDS, INC.
          Investment Adviser
          The Provident Bank
        One East Fourth Street
        Cincinnati, Ohio 45202
              Distributor
BISYS Fund Services Limited Partnership
           3435 Stelzer Rd.
         Columbus, Ohio 43219
    For additional information call
          The Provident Bank
         Mutual Fund Services
            1-800-424-2295

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE RIVERFRONT FUNDS, INC.


           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                     THE RIVERFRONT OHIO TAX-FREE BOND FUND
                          THE RIVERFRONT BALANCED FUND
                     THE RIVERFRONT STOCK APPRECIATION FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND

                                 January 1, 1997

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with the prospectus (the "Prospectus"), of The Riverfront U.S. Government Securities Money Market (the "Money Market Fund"), The Riverfront U.S. Government Income Fund (the "Income Fund"), The Riverfront Income Equity Fund (the "Income Equity Fund"), The Riverfront Ohio Tax-Free Bond Fund (the "Ohio Tax-Free Fund"), The Riverfront Stock Appreciation Fund (the "Stock Appreciation Fund"), The Riverfront Large Company Select Fund (the "Large Company Fund") and The Riverfront Balanced Fund (the "Balanced Fund") (the Money Market Fund, the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund and the Balanced Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund") dated the date hereof. The Funds are currently seven series or portfolios of The Riverfront Funds, Inc. (the "Company"). On January 9, 1995, the Ohio Tax-Free Fund changed its name from The Riverfront Municipal Bond Fund to The Riverfront Ohio Tax-Free Bond Fund. On December ___, 1996, the Balanced Fund changed its name from The Riverfront Flexible Growth Fund to The Riverfront Balanced Fund. This Statement of Additional Information is incorporated in its entirety into the Prospectus. A copy of the Prospectus may be obtained from BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219.


                                TABLE OF CONTENTS

                                                                          Page

THE COMPANY AND ITS FUNDS..................................................B-1
INVESTMENT OBJECTIVES AND POLICIES.........................................B-2
DIVIDENDS AND TAXES.......................................................B-20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................B-26
VALUATION OF SECURITIES...................................................B-27
DIRECTORS AND OFFICERS....................................................B-30
MANAGEMENT OF THE FUNDS...................................................B-31
SECURITIES TRANSACTIONS...................................................B-37
ADMINISTRATOR.............................................................B-41
DISTRIBUTOR...............................................................B-43
DISTRIBUTION PLANS........................................................B-44
CAPITAL STOCK.............................................................B-46
STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS............................B-47
ADDITIONAL INFORMATION....................................................B-51
FINANCIAL STATEMENTS......................................................B-53
APPENDIX ..................................................................A-1

                            THE COMPANY AND ITS FUNDS

         The Riverfront Funds, Inc. (the "Company") is an open-end management investment company, commonly known as a mutual fund, which currently issues seven series of shares of capital stock which are described in this Statement of Additional Information (the "Funds"). Each Fund of the Company, other than the Ohio Tax-Free Fund, is diversified. The Ohio Tax-Free Fund is a non-diversified Fund.

         The Company was incorporated in Maryland on March 27, 1990. The Provident Bank ("Provident") serves as investment adviser, either directly or through a subadviser, to each Fund, and BISYS Fund Services Limited Partnership (the "Distributor") serves as Administrator and Distributor. Provident also serves as custodian and transfer agent for each of the Funds, and provides certain fund accounting and recordkeeping services for the Company. DePrince, Race & Zollo, Inc. ("DRZ") serves as the subadviser to the Income Equity Fund.


         As of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"), the Company acquired all of the assets and liabilities of MIM as follows: the Money Market Fund acquired all of the assets and liabilities of the MIM Money Market Fund;
(b) the Income Equity Fund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and
(c) the Stock Appreciation Fund acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM Stock Appreciation Fund (collectively, the "Reorganization"). In exchange for such assets and liabilities, the respective Fund of the Company issued a number of its Investor A shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization. For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the successor of the Stock Appreciation Fund; therefore, the performance and financial information included in this Statement of Additional Information prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation Fund prior to the Reorganization.

         The essential information about the Company and its Funds is contained in the Prospectus. This Statement of Additional Information provides additional information about the Company and each of the Funds that may be of interest to investors.


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading such Fund's Prospectus.



                       INVESTMENT OBJECTIVES AND POLICIES


THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

         The Riverfront U.S. Government Securities Money Market Fund (the "Money Market Fund") is a series of shares of the Company which seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity.

         The Money Market Fund is designed for investors who wish to keep temporary cash balances in a fund invested in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

         The Riverfront U.S. Government Income Fund (the "Income Fund") seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The Income Fund intends to invest in securities with dollar-weighted average durations of between three and seven years. The dollar-weighted average life of the Income Fund's securities is expected to be in the range of four to ten years.

         The Income Fund is designed for investors seeking to provide for near-term income needs by investing in a fund which seeks to provide higher returns than those offered by certificates of deposits or U.S. Government money market funds.

THE RIVERFRONT INCOME EQUITY FUND

         The Riverfront Income Equity Fund (the "Income Equity Fund") seeks a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. To provide investment advisory services to the Income Equity Fund, Provident has entered into a sub-investment advisory agreement with DRZ.

         The Income Equity Fund is designed for investors seeking to invest for retirement, educational and other long-term needs.

THE RIVERFRONT OHIO TAX-FREE BOND FUND

         The Riverfront Ohio Tax-Free Bond Fund (the "Ohio Tax-Free Fund") seeks as its investment objectives (1) income which is exempt from federal income tax and Ohio state income taxes and (2) preservation of capital.

         The Ohio Tax-Free Fund is designed for investors seeking to invest in a fund which generates income exempt from federal and Ohio state income taxes and is not a preference item for individuals for purposes of the federal alternative minimum tax.

THE RIVERFRONT STOCK APPRECIATION FUND

         The Riverfront Stock Appreciation Fund (the "Stock
Appreciation Fund") seeks as its investment objective capital growth.

         The Stock Appreciation Fund is designed for investors who wish to seek growth of capital.


THE RIVERFRONT LARGE COMPANY SELECT FUND

         The Riverfront Large Company Select Fund (the "Large Company Fund") seeks as its investment objective long-term growth of capital with current income as a secondary objective.

         The Large Company Fund is designed for investors seeking long-term growth of capital with some current income.

THE RIVERFRONT BALANCED FUND

         The Riverfront Balanced Fund (the "Balanced Fund") seeks as its primary investment objective long-term growth of capital with some current income as a secondary objective.

         The Balanced Fund is designed for investors seeking to invest in a fund which generates long-term growth of capital with some current income.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

         Bank Obligations. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by such Funds will be those guaranteed by U.S. commercial banks having, at the time of investment, capital, surplus, and undivided profits in excess of $1,500,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, if at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $1,500,000,000 (as of the date of its most recently published financial statements).


         The Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund and the Large Company Fund may also each invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States ("ECDs"); and Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.


         ECDs may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such obligations may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic or foreign banks.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Balanced Fund and the Large Company Fund may invest in commercial paper which is rated by applicable nationally recognized statistical rating organizations ("NRSROs") in the highest rating category, or if unrated, is deemed by that Fund's investment adviser to be of comparable quality to commercial paper so rated.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Balanced Fund and the Large Company Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, variable amount master demand notes must be determined by Provident or DRZ, as the case may be, to be of comparable quality to the commercial paper which such Fund may purchase. The Fund's investment adviser or sub-adviser, as the case may be, will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Income Equity Fund, the Stock Appreciation Fund, the Balanced Fund and the Large Company Fund will acquire such securities only when such Fund's investment adviser or sub-adviser, as the case may be, believes the risks associated with such investments are minimal.

         U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Exempt Securities. As stated in the Prospectus of the Ohio Tax-Free Fund, under normal market conditions at least 80% of the net assets of the Ohio Tax-Free Fund will be invested in bonds, notes, debentures, commercial paper and other obligations of the State of Ohio or any county, municipality, political subdivision, instrumentality, agency or authority thereof (collectively, "agencies"), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax, is not a preference item for purposes of the federal alternative minimum tax and is exempt from Ohio state income tax ("Ohio Exempt Securities") and in debt obligations issued by the Government of Puerto Rico and such other governmental entities whose debt obligations, either by law or by treaty, generate interest income which is exempt from federal income tax, is not a preference item for individuals for the federal alternative minimum tax, and is exempt from Ohio state income taxes (together with Ohio Exempt Securities called "Exempt Securities"). Under normal market conditions, at least 65% of the total assets of the Ohio Tax-Free Fund will be invested in Ohio Exempt Securities.

         Exempt Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Exempt Securities if the interest paid thereon is exempt from federal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax. However, if such interest is subject to the federal alternative minimum tax, such securities will not be considered as Exempt Securities for purposes of complying with the Ohio Tax-Free Fund's 80% required investment in Exempt Securities as described above.

         Among other types of Exempt Securities, the Ohio Tax-Free Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Ohio Tax-Free Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus of the Ohio Tax-Free Fund, the two principal classifications of Exempt Securities consist of "general obligation" and "revenue" issues. The Ohio Tax-Free Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Exempt Securities, both within a particular classification and between classifications, and the yields on Exempt Securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinion of an NRSRO as to the quality of Exempt Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Exempt Securities with the same maturity, interest rate and rating may have different yields, while Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Exempt Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. Provident will consider such an event in determining whether the Ohio Tax-Free Fund should continue to hold the obligation.

         An issuer's obligations under its Exempt Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Exempt Securities may be materially adversely affected by litigation or other conditions.


         Variable and Floating Rate Notes. Each Fund may acquire variable and floating rate notes, subject to such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by such Funds will be determined by Provident or DRZ, as the case may be, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that particular Fund's investment policies. In making such determinations, Provident or DRZ, as the case may be, will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may attempt to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default.

         When-Issued Securities. As discussed in the Prospectus, each of the Funds, other than the Stock Appreciation Fund, may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When such a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or high quality liquid debt securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or high quality liquid debt securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of Provident or DRZ, as the case may be, to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its assets.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. Such Funds will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies and not for investment leverage. If the Ohio Tax-Free Fund sells a "when-issued" or "delayed-delivery" security before delivery, any gain would not be tax-exempt.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the investment adviser deems creditworthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by Provident or DRZ, as the case may be. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. As discussed in the Prospectuses, each of the Funds, other than the Money Market Fund, may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Except as otherwise disclosed to the shareholders of the particular Fund, the Company will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Provident, DRZ, the Distributor, or their affiliates, and will not give preference to Provident's correspondents with respect to such transactions, securities, savings deposits and repurchase agreements. In addition, while the Stock Appreciation Fund's investment restrictions permit it to engage in reverse repurchase agreements without prior shareholder approval, the Stock Appreciation Fund does not currently intend to enter into such agreements.

         Hedging Transactions. Hedging transactions, including the use of options and futures, in which a Fund may be authorized to engage as described in the Prospectus or below, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the investment adviser's view as to certain market movements is incorrect, the risk that the use of such hedging transactions could result in losses greater than if they had not been used.

         Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. [The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.] The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund create the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid at all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging transactions would reduce net asset value, and possible income, and such losses can be greater than if the hedging transactions had not been utilized.

         Writing Covered Call and Put Options. Each of the Income, Income Equity, Ohio Tax-Free, Large Company and Balanced Funds may write covered call and covered put options on securities, or futures contracts regarding securities, in which the particular Fund may invest, in an effort to realize additional income. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by a Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price. Such options will be listed on national securities or futures exchanges or be available in the over-the-counter market through pricing reports of broker-dealers. A Fund may write covered call options as a means of seeking to enhance its income through the receipt of premiums in instances in which the adviser determines that the underlying securities or futures contracts are not likely to increase in value above the exercise price. A Fund also may seek to earn additional income through the receipt of premiums by writing put options. Covered call options give the purchaser the right, for a stated period, to buy the underlying securities from a Fund at a stated price, while put options give the purchaser the right, for a stated period, to sell the underlying securities to a Fund at a stated price. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its then current market value.


         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         The Ohio Tax-Free Fund may acquire "puts" with respect to Exempt Securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Ohio Tax-Free Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to the Ohio Tax-Free Fund upon its exercise of a "put" is normally (i) the Ohio Tax-Free Fund's acquisition cost of the Exempt Securities (excluding any accrued interest which the Ohio Tax-Free Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Ohio Tax-Free Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Ohio Tax-Free Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Ohio Tax-Free Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities.

         The Ohio Tax-Free Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Ohio Tax-Free Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Ohio Tax-Free Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in Provident's opinion, present minimal credit risks.

         Options and Futures Strategies. In addition, each of the Income, Income Equity, Ohio Tax-Free, Large Company and Balanced Funds may purchase put and call options written by third parties covering those types of financial instruments in which such Fund may invest to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices for such instruments. The purchase of a put option is intended to protect the value of a Fund's holdings in a falling market while the purchase of a call option is intended to protect the value of a Fund's positions in a rising market.


         In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security, index or futures contract increased by an amount in excess of the premium paid for the call option. It would realize a loss if the price of the underlying security, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, a Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the security, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to a Fund.


         General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many hedging transactions involving options require segregation of a Fund's assets in special accounts, as described further below. The Funds that are authorized to engage in options transactions will only deal with exchange traded options, as opposed to over-the-counter traded options. Exchange traded options, unlike over-the-counter traded options, have standardized terms and performance mechanics. Exchange-traded options generally are guaranteed by the clearing agency which is the issuer or counterparty to such options. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with options purchased on an exchange.

         With certain exceptions, exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. A Fund's ability to close out its position as a purchase of seller of a put or call option is dependent in part, upon the liquidity of the option market. In addition, the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         All options written by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to a call option or must meet the asset segregation requirements) as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call option written by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. With respect to put options written by a Fund, such Fund will place high quality liquid debt securities in a segregated account to cover its obligations under such put option and will monitor the value of the assets in such account and its obligations under the put option daily.

         Futures Contracts. Each of the Income, Income Equity, Ohio Tax-Free, Large Company and Balanced Funds may purchase or sell contracts for the future delivery of the specific financial instruments in which the particular Fund may invest, and indices based upon the types of securities in which the particular Fund may invest (collectively, "Futures Contracts"). A Fund may use this investment technique to hedge against anticipated future changes in market interest rates, which otherwise might adversely affect either the value of the Fund's securities or the prices of securities which the Fund intends to purchase at a later date. Alternatively, the Funds may purchase or sell futures contracts to hedge against changes in market interest rates which may result in the premature call at par value of certain securities which the Fund has purchased at a premium.

         The Income Equity Fund and the Large Company Fund may purchase or sell futures contracts based upon an equity index, commonly referred to as "equity index futures contracts." This type of futures contract is an agreement by the Fund to buy or sell by a specified date and at a specified price the market value of equity securities included in a particular equity index. No payment is made for the index or securities when the Fund buys an equity index futures contract and neither the index nor any securities are delivered when the Fund sells an equity index futures contract. Instead, the Fund makes a deposit of "initial margin" equal to a percentage of the value of the futures contract. Payment or delivery is made upon the closing out of the futures position or the expiration of the equity index futures contract. Equity index futures contracts will be used only as a hedge against anticipated changes in the level of stock prices.

         The Income Fund may purchase or sell futures contracts based upon fixed income securities, commonly referred to as "interest rate futures contracts." An interest rate futures contract is an agreement by the Fund to buy or sell, by a specified date and at a specified price, the market value of fixed income securities included in a particular fixed income index. As with the futures contracts, no payment is made for securities when the Fund buys an interest rate futures contract and no securities are delivered when the Fund sells an interest rate futures contract; instead, the Fund makes an initial margin deposit and payment or delivery is made upon the closing out of the futures position or the expiration of the interest rate futures contract. Interest rate futures contracts will be used only as a hedge against anticipated changes in the level of interest rates.

         In general, the value of futures contracts sold by a Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by the Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

         When selling futures contracts short, when buying futures contracts and when writing put options, a Fund will be required to segregate in a separate account cash and/or U.S. government securities in an amount sufficient to meets its obligations. When writing call options, a Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or U.S. government securities in an amount sufficient to meet its obligations under written calls.


         This investment technique is designed primarily to hedge against anticipated future changes in market conditions or interest rates which otherwise might adversely affect the value of securities which such a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any contracts entered into. Such Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed.

FUNDAMENTAL NATURE OF INVESTMENT OBJECTIVES


         The investment objective of each of the Funds is fundamental and may not be changed without approval of the holders of a majority of such Fund's outstanding voting shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).


         In addition to the investment restrictions set forth in the Prospectuses, the Money Market Fund may not:

         1. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         2. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

         3. Underwrite securities of other issuers, except that the Money Market Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         Each of the Income Fund and the Income Equity Fund may not:

         1. Invest in securities of an issuer (other than an agency or instrumentality of the U.S. Government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

         2. Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.

         Finally, each of the Ohio Tax-Free Fund, the Stock
Appreciation Fund, the Large Company Fund and the Balanced Fund may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

         4. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

         In addition to the investment restrictions contained in the Prospectus, each Fund has adopted the following additional restrictions, which may be changed by the Board of Directors without the vote of a Fund's shareholders:

         1. A Fund may not purchase or retain securities of an issuer if, to the knowledge of the Company, officers, Trustees or Directors of the Company, Provident, any sub-adviser or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer, or such persons or management personnel of the Company, Provident, any sub-adviser or the Distributor have a substantial beneficial interest in the securities of such issuer. Provident, any sub-adviser, the Distributor or any affiliates thereof or any of their Trustees, Directors, officers or employees may not purchase or sell as principal any securities of the Funds. Nor may securities of any of the Funds be loaned to Provident, any sub-adviser, the Distributor or any affiliates or any of their Trustees, Directors, officers or employees.

         In addition, each of the Ohio Tax-Free Fund, the Stock
Appreciation Fund, the Large Company Fund and the Balanced Fund may not:

         1. Engage in any short sales, except to the extent disclosed in the current Prospectus of the Fund;


         2. Invest more than 10% of total assets in the securities of issuers, which together with any predecessors, have a record of less than three years of continuous operation;

         3. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

         4. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom; and

         5. Mortgage or hypothecate the Fund's assets in excess of one third of the Fund's total assets.


         In order to permit the sale of a Fund's shares in certain states, the Company may make commitments more restrictive than the investment restrictions described in the Prospectus. Should the Company determine that any such commitment is no longer in the best interests of a Fund, it will revoke the commitment by terminating sales of a Fund's shares in the state involved.


         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

PORTFOLIO TURNOVER


         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         Because of Money Market Fund intends to invest entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be zero percent for regulatory purposes.

         The portfolio turnover rate for each of the Funds (other than the Money Market Fund, the Stock Appreciation Fund and the Large Company Fund) for the two fiscal years ended December 31, 1995 and 1994 are as follows:


                                  Fiscal Year Ended     December 31,

          Fund                          1995                1994
          ----                          ----                ----
Income Fund                              75%                 83%

Income Equity Fund                      180%                119%

Ohio Tax-Free Fund(1)                    34%                 29%

Balanced Fund(2)                         13%                  1%

(1)        Commenced operations August 1, 1994
(2)        Commenced operations September 1, 1994

         The portfolio turnover rates for the Stock Appreciation Fund for the fiscal period ended December 31, 1995, and the two fiscal years ended September 30, 1995 and 1994 were 46%, 197% and 254%, respectively. There are no portfolio turnover rates for the Large Company Fund since it has not yet commenced operations.

         The portfolio turnover rate for each Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions to a Fund, and may result in additional tax consequences to such Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


                               DIVIDENDS AND TAXES


         Each Fund intends to distribute to its shareholders dividends from net investment income monthly and all net realized long-term capital gains annually in shares of the Fund or, at the option of the shareholder, in cash. Shareholders who have not opted prior to the record date for any distribution to receive cash will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of the next business day following the record date. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after a Fund pays the distribution. Unless a Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and all future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         It is not expected that the Income Fund's, the Money Market Fund's or the Ohio Tax-Free Fund's income dividends will be eligible for the corporate dividends received deduction. It is expected that a portion of the Income Equity Fund's, the Stock Appreciation Fund's, the Large Company Fund's and the Balanced Fund's income distributions will be eligible for the 70% corporate dividends received deduction.

ADDITIONAL TAX INFORMATION

         Each of the Funds of the Company is treated as a separate entity for federal income tax purposes and intends to qualify as a

"regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, each Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, each Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year and 90% of its interest income which is excludable from income under Section 103(a) of the Code. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Dividends declared in October, November and December in any year and distributed in January of the following year will be treated as having been paid in the prior year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each such Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         The Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund. It is expected that each such Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.


         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.


         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's and Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from those Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. Since less than 50% of the value of any Fund's total assets at the end of its fiscal year is expected to be invested in stock or securities of foreign corporations, a Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, if any. These taxes will be taken as a deduction by such Fund.

         The Ohio Tax-Free Fund. The Code permits a regulated investment company which invests in Exempt Securities to pay to its shareholders "exempt-interest dividends," which are excluded from gross income for federal income tax purposes, if at the close of each quarter at least 50% of the value of its total assets consist of Exempt Securities.

         An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Ohio Tax-Free Fund that is derived from interest received by the Ohio Tax-Free Fund that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of the Ohio Tax-Free Fund's taxable year. The percentage of the total dividends paid by the Ohio Tax-Free Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Exempt-interest dividends shall be treated by the Ohio Tax-Free Fund's shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder is a "substantial user" or a "related person" to such user under
Section 147(a) of the Code with respect to any of the Exempt Securities held by the Ohio Tax-Free Fund. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share shall be disallowed to the extent of the amount of such exempt-interest dividend.

         In general, interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes if the Ohio Tax-Free Fund distributes exempt-interest dividends during the shareholder's taxable year.

A shareholder of the Ohio Tax-Free Fund that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry shares of the Ohio Tax-Free Fund if the Ohio Tax-Free Fund distributes exempt-interest dividends during the shareholder's taxable year. Certain federal income tax deductions of property and casualty insurance companies holding shares of the Ohio Tax-Free Fund and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by shareholders of the Ohio Tax-Free Fund.

         In the unlikely event the Ohio Tax-Free Fund realizes long-term capital gains, the Ohio Tax-Free Fund intends to distribute any realized net long-term capital gains annually. If the Ohio Tax-Free Fund distributes such gains, the Ohio Tax-Free Fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by the Ohio Tax-Free Fund to the shareholders not later than sixty days after the close of the Ohio Tax-Free Fund's taxable year. It should be noted, however, that capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Net capital gains are the excess of net long-term capital gains over net short-term capital losses. Any net short-term capital gains are taxed at ordinary income tax rates. If a shareholder receives a capital gain dividend with respect to any share and then sells the share before he has held it for more than six months, any loss on the sale of the share is treated as long-term capital loss to the extent of the capital gain dividend received.

         Although it is expected that under normal market conditions at least 80% of the net assets of the Ohio Tax-Free Fund will be invested in bonds, notes, debentures, commercial paper and other obligations, the interest on which is not a preference item for individuals for the federal alternative minimum tax, exempt-interest dividends attributable to interest on certain municipal obligations in which the Ohio Tax-Free Fund may invest, including those issued on or after August 8, 1986 to finance certain private activities, will be treated as tax preference items in computing an individual's alternative minimum tax. For individuals, the alternative minimum tax rate is 26% on alternative minimum taxable income up to $175,000 and 28% on the excess of $175,000.

         Also, all exempt-interest dividends of the Ohio Tax-Free Fund may subject corporations to alternative minimum tax as a result of the inclusion of such dividends in alternative minimum taxable income of 75% of the excess of the adjusted current earnings over pre-adjustment alternative minimum taxable income. Adjusted current earnings would include exempt-interest dividends of the Ohio Tax-Free Fund. For corporations the alternative minimum tax rate is 20%.

         For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income", which would include a portion of the exempt-interest dividends distributed by the Ohio Tax-Free Fund to such corporation. In addition, exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

         As indicated in the Prospectus, the Ohio Tax-Free Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Ohio Tax-Free Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the Exempt Securities acquired subject to the put and the interest on the Exempt Securities will be tax-exempt to it. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Ohio Tax-Free Fund could acquire under the 1940 Act. Therefore, although the Ohio Tax-Free Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Distributions of exempt-interest dividends by the Ohio Tax-Free Fund may be subject to local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. The Ohio Tax-Free Fund will report to its shareholders annually after the close of its taxable year the percentage and source of interest income earned on municipal obligations held by the Ohio Tax-Free Fund during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

GENERAL


         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of the Fund, if such shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. As of the date hereof, several proposals have been introduced by the 104th Congress, which if enacted, could affect much of the information contained in this section. However, it is not possible at this time to assess which, if any, of such proposals will be acted upon and the effect thereof, if any, on this information.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

FISCAL YEAR

         Each Fund's fiscal year ends December 31.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares of each of the Company's Funds are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Distributor, shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at Provident or Provident's affiliated entities (collectively, "Entities"). Customers purchasing shares of the Funds may include officers, directors, or employees of Provident or the Entities.

         The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.


                             VALUATION OF SECURITIES


THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


         The Directors have determined that the amortized cost method for valuing the Money Market Fund's securities is the best method currently available. The Directors review this method of valuation to ensure that such Fund's securities are valued at their fair value, as determined by the Directors in good faith. The Directors are obligated, as a particular responsibility within the overall duty of care owed to shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objective, to stabilize the net asset value per share as computed for the purposes of distribution and redemption at $1.00 per share.


         The Directors' procedures include periodically monitoring, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Directors will consider what steps should be taken, if any, in the event of a difference of more than one-half of one percent between the two. The Directors will take such steps as they consider appropriate including (1) the sale of the Money Market Fund's instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; (2) withholding dividends or payment of distributions from capital or capital gains; (3) redemptions of shares in kind; or (4) establishing a net asset value per share by using available market quotations or equivalents in order to minimize any material dilution or other unfair results which might arise from differences between the two.

         The Money Market Fund limits its investments to instruments which the Directors have determined present minimal credit risk and which are "Eligible Securities" as defined by Rule 2a-7 of the 1940

Act. The Money Market Fund is also required to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share, and this precludes the purchase of any security with a remaining maturity of more than 397 days. Should the disposition of a security result in a dollar weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable. For the purpose of determining the dollar weighted average, any instrument with a stated maturity of six months or less which has a coupon (or yield) which is subject to renegotiation at designated periods of time (e.g., every 30 days), or any instrument having a coupon (or yield) which fluctuates with the change in a predetermined standard (e.g., the so-called "Prime Rate"), shall be deemed to have a maturity equivalent to the time remaining to the next date of renegotiation or the next date on which the predetermined standard may change.

         It is the normal practice of the Money Market Fund to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Money Market Fund. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

         Since the net income of the Money Market Fund is declared as a dividend each time net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. The Money Market Fund expects to have net income at the time of each dividend determination made at the close of the Exchange. If for any reason there is a net loss which would result in the Money Market Fund's not being able to price its shares at $1.00 per share, the Money Market Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Money Market Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Money Market Fund's capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00. EACH SHAREHOLDER WILL BE

DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS INVESTMENT IN THE MONEY MARKET FUND.


THE RIVERFRONT U.S. GOVERNMENT INCOME FUND, THE RIVERFRONT INCOME EQUITY FUND, THE RIVERFRONT OHIO TAX-FREE BOND FUND, THE RIVERFRONT STOCK APPRECIATION FUND, THE RIVERFRONT LARGE COMPANY FUND AND THE RIVERFRONT BALANCED FUND

         Current values for such Funds' securities are determined as follows:


         (1) Securities that are traded on a securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the closing sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Directors;

         (2) Securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, or in the event no sale has occurred under (1) above, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) Short-term instruments which are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; short-term instruments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; and which in either case reflects fair value as determined by the Board of Directors;

         (4) Short-term money market instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Directors; and

         (5) The following are valued at prices deemed in good faith to be fair under procedures established by the Board of Directors: (a) securities, including restricted securities, for which complete quotations are not readily available, (b) listed securities or those on NMS if, in the Company's opinion, the last sales price does not reflect a current market value or if no sale occurred, and (c) other assets.

                             DIRECTORS AND OFFICERS


         The Directors and officers of the Company are:

         J. VIRGIL EARLY, Age 58, Director; Principal in J. Virgil Early & Associates and former Executive Vice President of Huntington Bankshares, Inc. Mr. Early's business address is J. Virgil Early & Associates, 11 Bliss Lane, Jekyll Island, Georgia 31527.

         WILLIAM M. HIGGINS, Age 51, Director; President and Director of Sena Weller Rohs Williams Inc.; former President and Director of Reynolds DeWitt Advisers, Inc. and former Vice President of Reynolds DeWitt Securities Co. Mr. Higgins' business address is Sena Weller Rohs Williams, Inc., 300 Main Street, 4th Fl., Cincinnati, OH 45202.

         STEPHEN G. MINTOS, Age 41, Director and President of the Company; Executive Vice President, BISYS Fund Services Limited Partnership (formerly The Winsbury Company).*

         HARVEY M. SALKIN, PH.D., Age 50, Director; Retired; former President and major shareholder of Mathematical Investing Systems, Inc.* Dr. Salkin's business address is Case Western Reserve University, Department of Operations Research, 10900 Euclid Avenue, Cleveland, Ohio 44106-7235.

         GEORGE O. MARTINEZ, Age 37, Vice President; employee of BISYS Fund Services Limited Partnership (formerly The Winsbury Company) since April, 1995; prior to April, 1995, he was Vice President and Associate General Counsel of Alliance Capital Management L.P. (investment firm).


         WALTER B. GRIMM, Age 50, Vice President and Treasurer; employee of BISYS Fund Services Limited Partnership (formerly The Winsbury Company) since June, 1992; prior to June, 1992, he was the President of Leigh Investments Consulting (investment firm).


         JAMES E. WHITE, Age 41, Secretary; employee of BISYS Fund Services Limited Partnership since December, 1995; prior to December, 1995, he was a Sales Director/Variable Products at Financial Horizons Distributors Agency, Inc. (third party products marketer to banks).

         ALAINA V. METZ, Age 28, Assistant Secretary; employee of BISYS Fund Services Limited Partnership since June, 1995; prior to June, 1995, she was a supervisor at Alliance Capital Management, L.P. (investment firm).

         *These Directors are interested persons of the Company as defined under the 1940 Act.

         Except as set forth above, the address of all Directors and officers of the Company is 3435 Stelzer Road, Columbus, Ohio 43219.

         During the fiscal year ended December 31, 1995, no Director or officer affiliated with Provident, DRZ, JIR, the Distributor or BISYS Fund Services Ohio, Inc. received any direct remuneration from the Company.

         The following table sets forth information regarding all compensation paid by the Company to its directors for their services as directors during the fiscal year ended December 31, 1995. The Company has no pension or retirement plans.

                               COMPENSATION TABLE

                          Aggregate              Total Compensation
Name and Position         Compensation           From The Company
With The Company          From The Company       and the Fund Complex*
----------------          ----------------       ---------------------
J. Virgil Early              $5,500                    $5,500
Director

William M. Higgins           $5,500                    $5,500
Director

Harvey M. Salkin             $1,750                    $1,750
Director

Stephen G. Mintos            $    0                    $    0
Director


         *For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.


                             MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER

         Subject to the general supervision of the Company's Board of Directors and in accordance with the Funds' investment objectives, policies and restrictions, investment advisory services are provided to the Funds of the Company by The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202 ("Provident") pursuant to the Investment Advisory Agreement dated as of August 1, 1994, as amended as of January 1, 1997 (the "Investment Advisory Agreement"). Prior to August 1, 1994, such services were provided to the Money Market Fund, the Income Fund and the Income Equity Fund pursuant to a Management Agreement dated August 6, 1992, between the Company and Provident (the "Prior Management Agreement"), an Investment Advisory Agreement between the Company and Provident with respect to the Income Fund dated April 30, 1993 (the "Provident Advisory Agreement"), and an Investment Advisory Agreement between the Company and SunBank Capital Management, N.A. ("SunBank") with respect to the Income Equity Fund dated August 1, 1992 (the "SunBank Agreement").


         Provident's services as investment adviser are provided through its Trust and Financial Services Group. Provident's Trust and Financial Services Group currently manages assets of approximately $300 million. The Company is the first registered investment company for which Provident has provided investment advisory services.

         Provident is an Ohio banking corporation which, with its affiliates, on December 31, 1995, provided commercial lending, lease financing, consumer credit, credit card, discount brokering, data processing, personal loan financing and trust and asset management services through over 70 branch offices located in Ohio and Kentucky. Provident is a subsidiary of Provident Bancorp, Inc., a bank holding company headquartered in Cincinnati, Ohio, with approximately $6.2 billion in total consolidated assets as of December 31, 1995. Through its Ohio and Kentucky banking subsidiaries, Provident Bancorp, Inc. provides a wide range of banking services to individuals and businesses.

         Provident's Trust and Financial Services Group employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.


         Under the Investment Advisory Agreement, Provident has agreed to provide, either directly or through one or more subadvisers, investment advisory services for each of the Company's Funds as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Company's Funds pays Provident a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: fifteen one-hundredths of one percent (.15%) for the Money Market Fund; forty one-hundredths of one percent (.40%) for the Income Fund; ninety-five one-hundredths of one percent (.95%) for the Income Equity Fund; fifty one-hundredths of one percent (.50%) for the Ohio Tax-Free Fund; eighty one-hundredths of one percent (.80%) for the Stock Appreciation Fund;

       eighty one-hundredths of one percent (.80%) for the Large Company Fund; and ninety one-hundredths of one percent (.90%) for the Balanced Fund. Provident may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

         Under the Prior Management Agreement, for the fiscal year ended December 31, 1993, and the period from January 1, 1994 to July 31, 1994, the Income Fund incurred $82,342 and $58,055, respectively, in management fees; the Income Equity Fund incurred $83,536 and $69,030, respectively, in management fees; and the Money Market Fund incurred $156,711 and $130,493, respectively, in management fees. Under the Investment Advisory Agreement, for the period August 1, 1994 to December 31, 1994, and the fiscal year ended December 31, 1995, the Funds incurred the following investment advisory fees:


                               Year Ended        August 31, 1994 to
        Fund                December 31, 1995    December 31, 1994
        ----                -----------------    -----------------
Money Market                      $221,912              $96,715

Income                            $144,461               68,703

Income Equity                     $407,229               59,054

Tax-Free                           $56,114               20,864

Stock Appreciation                 $83,982(1)               N/A(1)

Balanced                           $76,231                2,255

(1)      Commenced operations September 30, 1995.

         The Company did not pay any investment advisory fees to Provident with respect to the Large Company Fund since such Fund has not yet commenced operations.


         For the fiscal period January 1, 1993 through April 30, 1993, Keystone Custodian Funds, Inc. ("Keystone") served as adviser to the Income Fund. For that period, the Company paid Keystone $8,288 in advisory fees. The Agreement between Keystone and the Company, on behalf of the Income Fund was terminated by mutual agreement on April 30, 1993.

         For the fiscal period May 1, 1993 through December 31, 1993, the Company, on behalf of the Income Fund, paid Provident $19,159 in advisory fees.

         The Directors of Provident are Allen L. Davis, Jack M. Cook, Thomas D. Grote, Jr., S. Paul Mathews, Philip R. Myers, Joseph A. Pedoto, Sidney A. Peerless and Joseph A. Steger.

         The principal executive officers of Provident are Allen L. Davis, President and Chief Executive Officer; Philip R. Myers, Senior Executive Vice President; Robert L. Hoverson, Executive Vice President; John R. Farrenkopf, Senior Vice President and Chief Financial Officer; Mark E. Magee, Senior Vice President, General Counsel and Secretary; John S. Catlin, Richard J. Deyhle, Geoffrey R. Glick, Jerry L. Grace, Roy L. Hiles, Drew T. Kagan, Noel Knox, Roland E. Koch, John R. Mirlisena, John E. Rubenbauer and Bradley J. Smith, Senior Vice Presidents.


         For the fiscal year ended December 31, 1993, the Income Fund paid $293,437 in expenses, of which amount Provident reimbursed such Fund $115,029, and the Income Equity Fund paid $337,251 in expenses, of which amount Provident reimbursed such Fund $35,381. For the fiscal year ended December 31, 1994, Provident waived investment advisory fees or reimbursed the Funds for certain expenses in the following amounts: the Balanced Fund - $16,264; and the Ohio Tax-Free Fund - $4,394, respectively. For the fiscal year ended December 31, 1995, Provident waived investment advisory fees or reimbursed the Funds for certain expenses in the following amounts: the Income Fund - $548; the Income Equity Fund - $73,635; the Tax Free Fund - $11,778; the Balanced Fund - $69,745; and the Stock Appreciation Fund - $900.

         Unless sooner terminated, the Investment Advisory Agreement and the Sub-Investment Advisory Agreement (as described below) continue in effect as to a particular Fund for successive one-year periods ending December 31 of each year if such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding shares of such Fund (as defined under "The Company and its Funds" in the Prospectus), and a majority of the Directors who are not parties to the Investment Advisory Agreement or the Sub-Investment Advisory Agreement or interested persons (as defined in the 1940
Act) of any party to the Investment Advisory Agreement or the Sub-Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement and the Sub-Investment Advisory Agreement are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Fund, by vote of a majority of the outstanding shares of that Fund, or by Provident or, in the case of a subadviser, on 60 days' prior written notice from such subadviser. Such Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement and the Sub-Investment Advisory Agreement provide that the respective investment adviser or sub-investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective investment advisers or sub-investment adviser in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

SUBADVISERS

         Pursuant to the terms of the Investment Advisory Agreement, Provident has entered into a Sub-Investment Advisory Agreement dated as of August 15, 1995, as amended as of January 1, 1997, with DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, Florida 32801 ("DRZ"). Pursuant to the terms of such Sub-Investment Advisory Agreement, DRZ has been retained by Provident to manage the investment and reinvestment of that portion of the assets of the Income Equity Fund allocated to DRZ by the Company's Board of Directors subject to the direction and control of the Company's Board of Directors.

         Under this arrangement, DRZ is responsible for the day-to-day management of that specified portion of the Income Equity Fund's assets, investment performance, policies and guidelines, and maintaining certain books and records, and Provident is responsible for selecting and monitoring the performance of DRZ, the day-to-day management of that portion of the Income Equity Fund's assets allocated to it by the Company's Board of Directors, and for reporting the activities of DRZ in managing the Income Equity Fund to the Company's Board of Directors.

         For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with Provident, DRZ receives from Provident, a fee computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (0.50%) of the Income Equity Fund's average daily net assets of up to $55 million and fifty-five one-hundredths of one percent (0.55%) of the Income Equity Fund's average daily net assets of $55 million and above. In addition, DRZ has indicated a willingness to manage net assets of the Income Equity Fund up to $75 million, but not beyond. The Board of Directors have considered and shall continue to consider such limitation in determining what portion of the Income Equity Fund's assets should be allocated to DRZ to be managed.


         DRZ is owned jointly by Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ was established on March 1, 1995, to provide mutual funds and other institutional investors with investment management services. Messrs. DePrince, Race and Zollo prior to April 1995 were officers and directors of SunBank Capital Management, N.A., 200 South Orange Avenue, Orlando, Florida 32801 ("SunBank"), and now serve as the directors and officers of DRZ.

         From August 1, 1994, to August 14, 1995, SunBank served as the sub-investment adviser to the Income Equity Fund pursuant to a Sub-Investment Advisory Agreement dated August 1, 1994 (the "SunBank Sub-Advisory Agreement") and from August 1, 1992 to July 31, 1994, SunBank served as investment adviser to the Income Equity Fund pursuant to the SunBank Agreement. Pursuant to the SunBank Sub-Advisory Agreement and the SunBank Agreement, SunBank received a fee computed daily and paid monthly, at the annual rate of thirty-five one-hundredths of one percent (0.35%) of the Income Equity Fund's average daily net assets.

         For the fiscal year ended December 31, 1993, and the period of January 1, 1994 to July 31, 1994, the Income Equity Fund paid SunBank $73,097 and $67,502, respectively, in advisory fees. Pursuant to the terms of the SunBank Sub-Advisory Agreement, for the period of August 1, 1994, to December 31, 1994, and for the period of January 1, 1995, to August 14, 1995, Provident paid $51,630 and $92,579, respectively, to SunBank in sub-investment advisory fees. For the period August 15, 1995 to December 31, 1995, Provident paid $77,303 to DRZ in sub-investment advisory fees.


         From August 1, 1994 to December 31, 1996, James Investment Research, Inc., 1349 Fairground Road, Beavercreek, Ohio 45385 ("JIR"), served as the sub-investment adviser to the Balanced Fund pursuant to a Sub-Investment Advisory Agreement dated August 1, 1994 (the "JIR Sub-Advisory Agreement").

         For its services provided and expenses assumed pursuant to the JIR Sub-Advisory Agreement with Provident, JIR received from Provident a fee, computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (.50%) of the Balanced Fund's average daily net assets. Pursuant to the terms of the JIR Sub-Advisory Agreement, for the fiscal year ended December 31, 1995 and the period of September 1, 1994, to December 31, 1994, Provident paid $25,332 and $2,819, respectively, to JIR in sub-investment advisory fees.


         JIR is owned by Frank James, Ph.D., who established it in 1972. JIR provides advice to institutional as well as individual clients, including NYSE listed companies, colleges, banks, hospitals, foundations, trusts, endowment funds and individuals. The principal executive officers and directors of JIR are Frank E. James, Ph.D. - President and Director; Barry R. James - Vice President; Suzie Smith - Treasurer; Francis E. James III - Vice President; Ann Marie Shaw - Vice President Operations; Jerome G. Peppers - Director; and Robert G. Hawkins - Director.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT


         In addition to serving as investment adviser, Provident has entered into an Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement with the Company to provide custody and certain fund accounting services to Funds. Under the Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement dated as of August 1, 1994, as amended as of January 1, 1997, Provident receives an annual fee from each Fund, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: .05% for the Money Market Fund; .10% for the Income Fund; .15% for each of the Income Equity Fund, the Balanced Fund, the Large Company Fund and the Stock Appreciation Fund; and .14% for the Ohio Tax-Free Fund. Provident as custodian is responsible for safeguarding all securities and cash of the Funds. For the year ended December 31, 1995, the Money Market Fund, the Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Ohio Tax-Free Fund incurred $73,973, $36,115, $72,596, $12,666, $15,578 and $15,708, respectively, for such custody and fund accounting services. During such period, no fees were paid to Provident for such services with respect to the Large Company Fund since such Fund had not yet commenced operations.

         Under the Master Transfer and Recordkeeping Agreement, Provident receives from each Fund a fee for each class of shares of that Fund, plus certain out-of-pocket expenses. The Money Market Fund pays Provident a fee equal to $24 per account over 500 accounts per year with an annual minimum fee of $24,000. Each of the other Funds pays Provident for each class of shares a fee equal to $20 per account over 500 accounts per year, with an annual minimum fee of $20,000.


                             SECURITIES TRANSACTIONS


         Each adviser, under policies established by the Board of Directors, selects broker-dealers to execute transactions for the Funds. It is the policy of the Company, in effecting transactions in portfolio securities, to seek best execution of and best price for orders. The determination of what may constitute best execution and price in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both price paid or received and any commissions and other costs paid, the breadth of the market where executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Board of Directors in determining the overall reasonableness of brokerage commissions paid. In determining best execution and selecting brokers to execute transactions, the advisers may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information provided to the Funds or to any other account over which the advisers or their affiliates exercise investment discretion. Each adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the adviser is considered to be in addition to and not in lieu of services required to be performed by such adviser under its agreement with the Company. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreements, the advisers are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the advisers do follow such a practice, they will do so on a basis which is fair and equitable to the Company, and its Funds.


         DRZ may direct some brokerage transactions to large brokerage firms in return for research regarding equity securities. In addition, DRZ, on behalf of the Income Equity Fund, intends to direct brokerage transactions to one or more brokerage firms which participate in fee recapture programs whereby such brokerage firms refund a portion of the Income Equity Fund's brokerage commissions to the Income Equity Fund. For the fiscal year ended December 31, 1995, the total amount of brokerage transactions directed by such Fund's sub-adviser and commissions paid to First Boston Corp. under such an arrangement were $29,487,974 and $50,199, respectively.

         Provident, on behalf of the Stock Appreciation Fund, may from time to time direct brokerage transactions to Autranet, a subsidiary of Donaldson, Lufkin & Jenrette, William O'Neill & Company and Kalb Vorrhis & Company in return for research regarding fundamental and technical research on equity securities. For the fiscal period ended December 31, 1995, Provident directed brokerage transactions to such firms in the following principal amounts: $9,939,693, $659,945 and $552,401, respectively, and paid to such brokers on behalf of the Stock Appreciation Fund the following brokerage commissions for those transactions: $22,160, $2,220 and $1,080, respectively.


         The Money Market Fund, the Income Fund and the Ohio Tax-Free Fund expect that purchases and sales of income securities usually will be principal transactions. Such securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by such Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.


         The Income Fund may seek to maximize the rate of return on its portfolio by engaging in short-term trading consistent with its investment objective. Trading will occur primarily in anticipation of or in response to market developments or to take advantage of a market decline (a rise in interest rates) or to purchase in anticipation of a market rise (a decline in interest rates) and later sell. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such things as changes in the overall demand for, or supply of, various types of U.S. government securities and other eligible securities or changes in the investment objectives of investors. This policy of short-term trading may result in a higher portfolio turnover and increased expenses.


         The Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund expect that purchases and sales of securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or mark down. Where transactions are made in the over-the-counter market, such Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.


         The Income Equity Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for such Fund in order to take advantage of the lower purchase price available to members of such a group.

         The Company's Board of Directors has determined that each Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Company with respect to brokerage is and will be reviewed by the Board of Directors from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.


         Investment decisions for the Funds are made independently from similar accounts managed by the advisers. Such similar accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and such accounts managed by the advisers, the transaction will be averaged as to price and available investments allocated as to amount in the manner which each adviser believes to be equitable to a Fund and such accounts. In some instances, these investment procedures may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, each adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for its similar accounts in order to obtain best execution.

         For the fiscal years ended December 31, 1993, 1994 and 1995, no brokerage commissions were paid by the Money Market Fund, the Income Fund or the Ohio Tax-Free Fund. For the same periods, the Income Equity Fund paid $36,297, $93,502 and $269,007, respectively, in brokerage commissions. Of such amount paid for the year ended December 31, 1995, $67,723 were paid to Provident Securities & Investment Company, an affiliate of Provident. For the fiscal year ended December 31, 1995 and the fiscal period ended December 31, 1994, the Balanced Fund paid $15,465 and $2,217, respectively, in brokerage commissions, none of which were paid to an affiliated broker-dealer. For the fiscal years ended September 30, 1993, 1994 and 1995 and for the fiscal period ended December 31, 1995, the Stock Appreciation Fund paid $484,148, $557,458, $339,168 and
$107,648, respectively, in brokerage commissions, none of which were paid to an affiliated broker-dealer.


         Each of the Money Market Fund, the Income Fund and the Stock Appreciation Fund from time to time during the fiscal year ended December 31, 1995, held securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies, consisting of those of Prudential, Dean Witter and Merrill, Lynch, Pierce, Fenner & Smith, with respect to the Money Market Fund; Lehman Brothers, with respect to the Income Fund; and Donaldson, Lufkin & Jenrette, with respect to the Stock

Appreciation Fund. At December 31, 1995, the Money Market Fund held $7,000,000 of commercial paper of Merrill, Lynch, Pierce, Fenner & Smith, and had repurchase agreements in the following amounts with Prudential and Dean Witter:
$35,000,000 and $24,137,000, respectively. At December 31, 1995, the Income Fund held corporate bonds in the aggregate amount of $1,000,000 of Lehman Brothers. And, as of that date, the Stock Appreciation Fund held 5,000 shares of Donaldson, Lufkin & Jenrette at a value of approximately $156,250. None of the other Funds held securities of its regular brokers or dealers during such year.


                                  ADMINISTRATOR


         BISYS Fund Services Limited Partnership (formerly The Winsbury Company) serves as administrator (the "Administrator") to the Company and each Fund pursuant to the Administration Agreement dated February 1, 1996, as amended as of January 1, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by Provident and DRZ under the Investment Advisory Agreements and Sub-Investment Advisory Agreement, as applicable, and by Provident under the Custodian, Fund Accounting and Recordkeeping Agreements and under the Master Transfer and Recordkeeping Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Company, furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and transfer agent; prepare compliance filings pursuant to state securities laws; assist to the extent requested by the Company with the Company's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statements (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; in the case of the Money Market Fund, periodic review of the amount of the deviation, if any, of the current net asset value per share (calculated using available market quotations or an appropriate substitute that reflects current market conditions) from the Money Market Fund's amortized cost price per share; and generally assist in all aspects of the Company's operations other than those performed by Provident and DRZ under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, and by Provident under the Custodian, Fund Accounting and Recordkeeping Agreement and under the Master Transfer and Recordkeeping Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal a fee calculated at the annual rate of 0.20% of that Fund's average daily net assets. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until December 31, 1997. The Administration Agreement thereafter shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administrative Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Company's Board of Directors or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error or judgment or mistake of law or any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         For the fiscal year ended December 31, 1995, the Administrator received $296,225, $72,231, $96,796, $22,439, $20,771 and $16,888, respectively, from the
Money Market Fund, the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund and the Balanced Fund, for administrative services. For the period February 1, 1994, to December 31, 1994, the Administrator received $282,711, $53,444 and $59,369, respectively, from the Money Market Fund, the Income Fund and the Income Equity Fund, for administration services. For the fiscal period ended December 31, 1994, the Administrator received $8,346 and $1,113, respectively, from the Ohio Tax-Free Fund and the Balanced Fund, for administration services. For the fiscal year ended December 31, 1993, and the one-month period ended January 31, 1994, Keystone

Custodian Funds, Inc., 200 Berkeley Street, Boston, Massachusetts 02116 ("Keystone") provided administrative services for the Company. For the fiscal year ended December 31, 1993, and the one-month period ended January 31, 1994, the Income Fund paid Keystone an administration fee of $100,000 and $8,178, respectively; the Income Equity Fund paid Keystone an administration fee of $100,000 and $8,904, respectively; and the Money Market Fund paid to or accrued for the account of Keystone an administration fee of $116,552 and $12,019, respectively. The Administrator received no fees during such period with respect to the Large Company Fund since such Fund had not yet commenced operations.


                                   DISTRIBUTOR


         The Distributor serves as distributor to the Company and each of the Funds pursuant to the Distribution Agreement dated February 1, 1994, as amended January 1, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods ending December 31 of each year if approved at least annually by the Company's Board of Directors or by the vote of a majority of the outstanding shares of the Company, and by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         For the fiscal year ended December 31, 1995 and the period of February 1, 1994 to December 31, 1994, commissions paid to the Distributor under the Distribution Agreement with respect to the sale of shares of the Company, after discounts to dealers, were $314,870 and $311,412, respectively. For such periods, $190,064 and $276,225 were reallowed by the Distributor to Provident Securities & Investment Company, an affiliate of Provident.

         For the fiscal year ended December 31, 1993, and for the one-month period of January 1, 1994 to January 31, 1994, Fiduciary Investment Company, Inc. ("FICO") served as principal underwriter for the Company pursuant to a Principal Underwriting Agreement (the "Underwriting Agreement") between the Company and FICO. For the fiscal year ended December 31, 1993, and for the one-month period of January 1, 1994 to January 31, 1994, FICO received no payments from the Money Market Fund, the Income Fund or the Income Equity Fund.

                               DISTRIBUTION PLANS



         Each Fund has adopted a Distribution and Shareholder Service Plan and Agreement relating to its Investor A class of shares (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act. In addition, each of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund has adopted a Distribution and Shareholder Service Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act relating to its Investor B Class of Shares (the "Investor B Plan"). The
Investor A Plan and the Investor B Plan are hereinafter referred to as the "Plans." Rule 12b-1 regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. Each Fund adopted both its Investor A Plan and Investor B Plan prior to the public offering of its shares of that class. The Investor A Plan provides that a Fund may incur certain expenses which may not exceed a maximum amount up to 0.25% of such Fund's average daily net assets for any fiscal year occurring after the inception of the Investor A Plan. Amounts paid under the Investor A Plan are to be paid to the Distributor in order to pay costs of distribution of a Fund's Investor A shares, including payment to the Distributor for efforts expended in respect of or in furtherance of sales of Investor A shares of the Fund and to enable the Distributor to pay or to have paid to others who sell or have sold Fund Investor A shares a maintenance or other fee, at such intervals as the Distributor may determine in respect of Fund Investor A shares previously sold by any such others at any time and remaining outstanding during the period in respect of which such fee is or has been paid. Such payments would be made through the Distributor to compensate broker-dealers and others whose clients invest in Investor A shares of a Fund for continuing services to their clients based on the average daily net asset value of such accounts remaining outstanding on the books of the Fund for specified periods.

         The Investor B Plan authorizes a Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 1.00% of the average daily net asset value of the Investor B shares of that Fund. Pursuant to the Investor B Plan, a Fund is authorized to pay or reimburse the Distributor
(a) a distribution fee in an amount not to exceed on an annual basis .75% of the average daily net asset value of Investor B shares of that Fund (the "Distribution Fee") and (b) a service fee in an amount not to exceed on an annual basis .25% of the average daily net asset value of the Investor B shares of such Fund (the "Service Fee"). Payments of the Distribution Fee to the Distributor pursuant to the Investor B Plan will be used (i) to compensate Participating

Organizations (as defined below) for providing distribution assistance relating to Investor B shares, and (ii) for promotional activities intended to result in the sale of Investor B shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders. Payments of the Service Fee to the Distributor pursuant to the Investor B Plan will be used to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Investor B shares. Participating Organizations include banks (including Provident and its affiliates), broker-dealers and other institutions.

         The Funds make no payments in connection with the sales of their shares other than the fees paid to the Distributor under the respective Plans. As a result, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, or interest, carrying or other financing charges in connection with excess amounts expended.

         All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to a Plan or any related agreement must provide to the Company's Board of Directors at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. Representatives, brokers, dealers or others receiving payments from the Distributor pursuant to a Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.

         While each Plan is in effect, the selection and nomination of Directors of the Company who are not "interested persons" as defined by the 1940 Act ("Independent Directors") is committed to the discretion of the Independent Directors then in office.

         Each Plan was approved by the Board of Directors and by those Independent Directors who have no direct or indirect financial interest in the operation of each Plan or any agreements of the Company or any other person related to a Plan ("Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such Plan. Each Plan may be continued annually if approved by a majority vote of the Directors, and by a majority of the Rule 12b-1 Directors, cast in person at a meeting called for that purpose. Each Plan may not be amended in order to increase materially the amount of distribution expenses permitted under a Plan without being approved by a majority vote of the outstanding voting shares of that class of the Fund. Each Plan may be terminated as to a specific class of a Fund at any time by a majority vote of the Rule 12b-1 Directors or a majority of the outstanding voting shares of the effected class of that Fund.

         For the fiscal year ended December 31, 1995, the following amounts were payable by the Funds (other than the Large Company Fund which had not yet commenced operations) to the Distributor and waived by the Distributor, respectively, under the Plans.


                                 Investor A Plan               Investor B Plan
         Fund                Payable          Waived        Payable          Waived
         ----                -------          ------        -------          ------
Money Market Fund            $369,910        $369,910         N/A(1)          N/A(1)

Income Fund                  $ 89,106        $ 33,246       $ 4,833           $  36

Income Equity Fund           $117,603        $ 30,381       $14,271           $  40

Ohio Tax-Free Fund           $ 26,953        $  4,699       $ 4,410           $   8

Stock Appreciation Fund      $ 26,239        $    281       $    21           $   2

Balanced Fund                $ 15,101        $  5,552       $24,218           $  79

(1) The Money Market Fund does not offer Investor B shares and therefore does not make payments under the Investor B Plan.


                                  CAPITAL STOCK


         The Company has authorized capital of 3,000,000,000 shares, $.001 par value. The Company's Articles of Incorporation authorizes the Board of Directors to divide the Company's capital stock into unlimited series and classes. The Company presently has seven series of shares which represent interests in the Funds of the Company. The shares of each Fund, other than the Money Market Fund, are offered in two separate Classes: Investor A shares and Investor B shares. Shares of the Money Market Fund are only offered in the Investor A class of shares. Each share of the Company is entitled to one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Shares are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights except as otherwise described in the Prospectus. Shareholders are entitled to redeem their shares as set forth under "How to Redeem Shares" in the Prospectus. The shares are transferable without restriction. The Company does not issue certificates representing shares.


         Company shares have non-cumulative rights, which means that the holders of more than 50% of shares voting for the election of Directors can elect 100% of the Directors if they choose to do so and, in such event, the holders of the remaining shares so voting are not able to elect any Directors.


                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS


TOTAL RETURN

         Total return quotations for each of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which a Fund has had operations, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. Aggregate total return is a measure of the change in value of an investment in a Fund over the relevant period and is calculated similarly to average annual total return except that the result is not annualized.

         The average annual total returns of each of the Funds are as follows:

                                Investor A Shares

                           With Sales Loads                 Without Sales Loads

                   One Year  Five Years  Inception    One Year  Five Years  Inception
                    Ended       Ended        to        Ended      Ended         to
     Fund          6/30/96     6/30/96   6/30/96(1)   6/30/96    6/30/96    6/30/96(1)
     ----          -------     -------   ----------   -------    -------    ----------
Money Market        5.11%        N/A      4.11%       5.11%        N/A        4.11%

Income             (0.77)%       N/A      2.55%       3.94%        N/A        3.81%

Income Equity       17.64%       N/A     15.78%      23.17%        N/A       17.21%

Ohio Tax-Free      (0.63)%       N/A      2.37%       4.05%        N/A        4.85%

Stock
Appreciation(2)     13.37%     12.81%     9.57%      18.70%      13.85%      10.14%

Balanced             2.74%       N/A      7.17%       7.62%        N/A        9.89%

(1) Dates of Inception: Money Market and Income Funds -- 10/1/92; Income Equity Fund -- 10/8/92; Ohio Tax-Free Fund -- 8/1/94; Stock Appreciation Fund -- 7/23/87; and the Balanced Fund -- 9/1/94.

(2) The performance for the Stock Appreciation Fund includes the performance of the MIM Stock Appreciation Fund, the Stock Appreciation Fund's predecessor.


                                          Investor B Shares

           Fund          One Year Ended 6/30/96(3)    Inception to 6/30/96(4)
           ----          -------------------------    -----------------------
Income                          (0.92%)                    2.65%

Income Equity                   18.04%                    16.00%

Ohio Tax-Free                   (0.71%)                    2.23%

Stock Appreciation              14.34%                    10.10%

Balanced                         3.52%                     7.64%

(3) Includes the total return for the Investor A Shares from January 1, 1995 to January 16, 1995

(4) Dates of Inception -- the Income, Income Equity, Tax-Free and Balanced Fund -- 1/15/95; and the Stock Appreciation Fund -- 10/1/95.

         Without reimbursement of expenses and/or waiver of fees by Provident, the average annual total returns of the Money Market Fund, the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund for such periods would have been lower.

         For the one year, five year and ten year periods ended September 30, 1996, the average annual total returns for the CIFs (the predecessors to the Large Company Fund) have been restated to reflect the estimated fees for the Large Company Fund for the current fiscal year and are as follows:


                              Investor A Shares
                              -----------------
             With Sales Loads                     Without Sales Loads
             ----------------                     -------------------
    One Year   Five Year    Ten Year        One Year   Five Year    Ten Year
    --------   ---------    --------        --------   ---------    --------
     14.55%      12.57%       11.79%         19.96%      13.62%       12.31%


                              Invester B Shares
                              -----------------
                      One Year   Five Year    Ten Year
                      --------   ---------    --------
                       15.08%      12.66%       11.47%


30-DAY YIELD

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a recent 30-day period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         The current yields of the Investor A shares of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund were 5.17%, 1.27%, 3.61% and 2.75%, respectively, for the 30-day period ended June 30, 1996, assuming the imposition of a sales load, and 5.42%, 1.33%, 3.78% and 2.88%, respectively, without the imposition of a sales load. For such period, the current yields of the Investor B Shares of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund were 4.61%, 0.64%, 3.08% and 2.08%, respectively. Without reimbursement of expenses and/or waiver of fees by Provident, the current yields of the Income Fund, the Income Equity Fund,the Ohio Tax-Free Fund and the Balanced Fund for the same period would have been lower.

         In addition, with respect to the Ohio Tax-Free Fund, tax equivalent yields will be computed by dividing that portion of the Ohio Tax-Free Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding that result to that portion, if any, of the yield of the Ohio Tax-Free Fund which is not tax-exempt. For the 30-day period ended June 30, 1996, the tax-equivalent yield for the Investor A shares of the Ohio Tax-Free Fund (assuming a 39.6% federal tax rate) were 5.98%, assuming the imposition of the maximum sales charge, and 6.26%, excluding the effect of a sales charge. For that same period, the tax-equivalent yield for the Investor B shares of the Ohio Tax-Free Fund (assuming a 39.6% federal tax rate) was 5.10%.


SEVEN-DAY YIELD

         The yield for the Money Market Fund as it may appear from time to time in advertisements will be calculated by determining the net change, exclusive of capital changes (all realized and unrealized gains and losses), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to all shareholder accounts in proportion to the length of the base period and the Money Market Fund's average account size.


         If realized and unrealized gains and losses were included in the yield calculation, the yield of the Money Market Fund might vary materially from that reported in advertisements. For the seven-day period ended June 30, 1996, the current yield of the Money Market Fund was ____%.

         In addition to the yield of the Money Market Fund, its effective yield may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period yield by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent. For the seven-day period ended June 30, 1996, the effective yield of the Money Market Fund was 4.85%.


         The yield and effective yield as quoted in such advertisements will not be based on information as of a date more than fourteen days prior to the date of their publication. Each yield will vary depending on market conditions and principal. Each yield also depends on the quality, maturity and type of instruments held and operating expenses. The advertisements will include, among other things, the length of the base period and the date of the last day in the base period used in computing the quotation.

DISTRIBUTION RATES


         Each of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus. For the 12 month period ended June 30, 1996, the distribution rates for the Investor A shares of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund assuming the imposition of the maximum sales charge, were 5.32%, 11.71%, 3.66% and 3.91%, respectively, including capital gains, and 5.32%, 1.67%, 3.66% and 3.01%, respectively, excluding capital gains. For the 12 month period ended June 30, 1996, the distribution rates for the Investor B shares of the Income Fund, the Income Equity Fund, the Ohio Tax-Free Fund and the Balanced Fund were 4.58%, 8.08%, 2.99% and 3.18%, respectively, including capital gains, and 4.58%, 0.85%, 2.99% and 2.30%, respectively, excluding capital gains.

GENERAL

         The yield and total return of any investment are generally a function of quality and maturity, type of investment and operating expenses. A Fund's yields and total return will fluctuate from time to time and are not necessarily representative of future results.

         Yield and total return information is useful in reviewing a Fund's performance, but because yield and total return will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. An investor's principal is not guaranteed by the Fund.

         From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (a) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (b) discussions of general economic trends; (c) presentations of statistical data to supplement such discussions; (d) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Company; (e) descriptions of investment strategies for one or more of the Funds within the Company; (f) descriptions of investment strategies for one or more of such Funds; (g) descriptions or comparisons of various investment products, which may or may not include the Funds; (h) comparisons of investments products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (i) discussions of fund rankings or ratings by recognized rating organizations; and (j) testimonials describing the experience of persons that have invested in one or more of the Funds.


                             ADDITIONAL INFORMATION


         To the knowledge of the Company, as of October 16, 1996: The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202, owned of record 69.41% of the outstanding Investor A shares of the Income Fund, 70.12% of the outstanding Investor A shares of the Money Market Fund and 96.99% of the outstanding Investor A shares of the Ohio Tax-Free Fund; The Provident Bank Trust Department Employee Benefit Plan, 3 East Fourth Street, Cincinnati, Ohio 45207 owned of record 13.96% of the outstanding Investor A shares of the Income Fund, 7.66% of the outstanding Investor A shares of the Income Equity Fund and 14.74% of the outstanding Investor A shares of the Balanced Fund; The Provident Bank Trust Department, 3 East Fourth Street, Cincinnati, Ohio 45202, owned of record 7.44% of the outstanding Investor A shares of the Income Fund, and 5.87% of the outstanding Investor A shares of the Balanced Fund; The Chase Manhattan Bank as Trustee for The General Cable Corporation, 4 Tesseneer Drive, Highland Heights, Kentucky 41076, owned of record 41.09% of the outstanding Investor A shares of the Income Equity Fund; Provident Bank TTEE FBO Provident Bancorp 401K Equity, 3 East Fourth Street, Cincinnati, Ohio 45202, owned of record 8.36% of the outstanding Investor A shares of the Balanced Fund; James Investment Research, Inc. Pension and Profit Sharing Plan, P.O. Box 8, Alpha, Ohio 45301-0008, owned 7.32% of the outstanding Investor A shares of the Balanced Fund; and Construction Industry Manufacturers Association, Suite 940, 111 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, owned of record 5.31% of the outstanding Investor A Shares of the Income Equity Fund.

         As of October 16, 1996, The Fifth Third Bank, FBO Cincinnati Institute of Fine Arts, P. O. Box 63074, Cincinnati, Ohio 45263, owned beneficially 19.78% of the outstanding Investor B Shares of the Income Fund. As of such date, BHC Securities, Inc., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, to the knowledge of the Company, owned of record 23.3% of the outstanding Investor A Shares of the Money Market Fund; 44.35% of the outstanding Investor A Shares of the Balanced Fund; 25.09% of the outstanding Investor A Shares of the Income Equity Fund; 73.88% of the outstanding Investor B shares of Ohio Tax-Free Fund; and 26.88% of the outstanding Investor B shares of the Stock Appreciation Fund. BHC Securities, Inc. holds such shares as recordholder for various underlying beneficial owners.

         As of such date, the Company knows of no one investor who owns 5% or more of the outstanding Investor A shares of the Income Equity Fund, the Income Fund or the Balanced Fund.

         As of the date immediately preceding the public offering of the shares of the Large Company Fund, BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, owned all of the outstanding shares of the Large Company Fund. It is anticipated that immediately after such public offering, BISYS Fund Services Ohio, Inc.'s holding will be decreased below 5% of the Large Company Fund's issued and outstanding Shares.

AUDITORS

         The financial statements for each of the Funds, other than the Stock Appreciation Fund and the Large Company Fund, at and for the fiscal year ended December 31, 1995, and for the Stock Appreciation Fund at and for the three months ended December 31, 1995, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202, independent certified public accountants, as set forth in their report appearing elsewhere herein and are included in reliance upon such report given on their authority as experts in auditing and accounting.


LEGAL COUNSEL

         Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215, is counsel to the Company and will pass upon the legality of the shares offered hereby.

GENERAL


         Except as otherwise stated in the Prospectus, this Statement of Additional Information, or required by law, the Company reserves the right to change the terms of the offer stated in the Prospectus or this Statement of Additional Information without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Prospectus, this Statement of Additional Information or in supplemental sales literature issued by the Company or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission (the "Commission") which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission.

                              FINANCIAL STATEMENTS


     Effective December __, 1996, The Riverfront Flexible Growth Fund, the financial statements of which are included herein, changed its name to The Riverfront Balanced Fund.

     The following unaudited financial statements for the period ended June 30, 1996, reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Of course, there can be no guarantee that such results will be reflected in the financial statements as of December 31, 1996.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1996
                                  (UNAUDITED)

                                   U.S. GOVERNMENT
                                   SECURITIES MONEY  U.S. GOVERNMENT   INCOME
                                     MARKET FUND       INCOME FUND   EQUITY FUND
                                   ----------------  --------------- -----------
             ASSETS:
Investments, at value (Cost
 $118,594,200; $35,104,732; and
 $68,690,785, respectively)......    $118,594,200      $35,112,277   $72,913,779
Repurchase agreements (Cost
$55,150,000; $0; and $0,
respectively)....................      55,150,000              --            --
                                     ------------      -----------   -----------
   Total Investments.............     173,744,200       35,112,277    72,913,779
Interest and dividends
receivable.......................          24,473          419,215       193,334
Receivable for capital shares
issued...........................             --               --         37,337
Receivable for investments sold..             --               --        481,918
Receivable from investment
adviser..........................             --            36,688        44,526
Prepaid expenses and other
assets...........................           9,442            5,517        19,323
                                     ------------      -----------   -----------
   Total Assets..................     173,778,115       35,573,697    73,690,217
                                     ------------      -----------   -----------
          LIABILITIES:
Dividends payable................         663,920          148,404        75,143
Payable for capital shares
redeemed.........................             --            47,990        27,684
Payable for investments
purchased........................             --               --        974,951
Accrued expenses and other
payables:
 Investment advisory fees........          25,335           11,507        53,169
 Administration fees.............          30,233            5,754        11,247
 12b-1 fees (Investor A).........             --             4,190        10,933
 12b-1 fees (Investor B).........             --               978         3,893
 Audit and legal fees............          37,123           10,039         7,980
 Other...........................          37,676           10,173        13,075
                                     ------------      -----------   -----------
   Total Liabilities.............         794,287          239,035     1,178,075
                                     ------------      -----------   -----------
           NET ASSETS:
Capital..........................     172,986,118       37,227,426    61,564,894
Undistributed (distributions in
excess of) net investment income.             --            18,462       (6,186)
Net unrealized appreciation on
investments......................             --             7,545     4,222,994
Accumulated undistributed net
 realized gains (losses) on
 investment transactions.........          (2,290)      (1,918,771)    6,730,440
                                     ------------      -----------   -----------
   Net Assets....................    $172,983,828      $35,334,662   $72,512,142
                                     ============      ===========   ===========
Net Assets
 Investor A Shares...............    $172,983,828      $34,144,538   $67,611,962
 Investor B Shares...............              NA        1,190,124     4,900,180
                                     ------------      -----------   -----------
   Total.........................    $172,983,828      $35,334,662   $72,512,142
                                     ============      ===========   ===========
Shares of capital stock
 Investor A Shares...............     172,986,121        3,655,928     5,325,955
 Investor B Shares...............              NA          112,972       381,416
                                     ------------      -----------   -----------
   Total.........................     172,986,121        3,768,900     5,707,371
                                     ============      ===========   ===========
Net asset value
 Investor A Shares--redemption
 price per share.................    $       1.00      $      9.34   $     12.70
 Investor B Shares--offering
 price per share*................              NA      $     10.53   $     12.85
                                     ============      ===========   ===========
Maximum Sales Charge (Investor
A)...............................                            4.50%         4.50%
                                                       ===========   ===========
Maximum Offering Price
 (100%/(100%--Maximum Sales
 Charge)
 of net asset value adjusted to
 nearest cent) per share
 (Investor A)....................    $       1.00(a)   $      9.78   $     13.30
                                     ============      ===========   ===========

------
(a)Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
*Redemption price of Investor B shares varies based on length of time shares are held.
NA Not applicable.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1996
                                  (UNAUDITED)

                                OHIO TAX-FREE FLEXIBLE GROWTH STOCK APPRECIATION
                                  BOND FUND        FUND              FUND
                                ------------- --------------- ------------------
           ASSETS:
Investments, at value (Cost
 $10,940,541; $20,633,173; and
 $32,532,749, respectively)...   $11,191,246    $21,627,078      $38,363,504
Interest and dividends
receivable....................        65,735        139,297            6,874
Receivable for capital shares
issued........................           --          89,354            1,909
Receivable from investment
adviser.......................           --          39,694              --
Unamortized organization
costs.........................           911            229           28,691
Prepaid expenses and other
assets........................         4,972         13,566           28,787
                                 -----------    -----------      -----------
   Total Assets...............    11,262,864     21,909,218       38,429,765
                                 -----------    -----------      -----------
         LIABILITIES:
Dividends payable.............        32,810         37,118              --
Payable for capital shares
redeemed......................           --           3,220              156
Accrued expenses and other
payables:
 Investment advisory fees.....         3,653         13,825           25,678
 Administration fees..........         1,826          3,456            6,420
 12b-1 fees (Investor A)......         2,290          1,425            7,904
 12b-1 fees (Investor B)......           591          6,910              481
 Audit and legal fees.........         4,030          3,708            5,155
 Custodian fees...............         1,278          2,592            4,815
 Other........................         1,529          5,723              858
                                 -----------    -----------      -----------
   Total Liabilities..........        48,007         77,977           51,467
                                 -----------    -----------      -----------
         NET ASSETS:
Capital.......................    10,962,591     21,075,251       29,011,041
Undistributed (distributions
in excess of) net investment
income........................         4,291          6,052         (233,107)
Net unrealized appreciation on
investments...................       250,705        993,905        5,830,755
Accumulated undistributed net
 realized gains (losses) on
 investment transactions......        (2,730)      (243,967)       3,769,609
                                 -----------    -----------      -----------
   Net Assets.................   $11,214,857    $21,831,241      $38,378,298
                                 ===========    ===========      ===========
Net Assets
 Investor A Shares............   $10,538,311    $13,121,118      $37,759,161
 Investor B Shares............       676,546      8,710,123          619,137
                                 -----------    -----------      -----------
   Total......................   $11,214,857    $21,831,241      $38,378,298
                                 ===========    ===========      ===========
Shares of capital stock.......
 Investor A Shares............     1,030,877      1,181,864        3,746,931
 Investor B Shares............        64,747        761,462           59,260
                                 -----------    -----------      -----------
   Total......................     1,095,624      1,943,326        3,806,191
                                 ===========    ===========      ===========
Net asset value...............
 Investor A Shares--
 redemption price per share...   $     10.22    $     11.10      $     10.08
 Investor B Shares--offering
 price per share*.............   $     10.45    $     11.44      $     10.45
                                 ===========    ===========      ===========
Maximum Sales Charge (Investor
A)............................         4.50%          4.50%            4.50%
                                 ===========    ===========      ===========
Maximum Offering Price
 (100%/(100%--Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent) per
 share (Investor A)...........   $     10.70    $     11.62      $     10.55
                                 ===========    ===========      ===========

------
* Redemption price of Investor B shares varies based on length of time shares are held.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1996
                                  (UNAUDITED)

                                U.S. GOVERNMENT
                                SECURITIES MONEY  U.S. GOVERNMENT  INCOME EQUITY
                                  MARKET FUND       INCOME FUND        FUND
                                ---------------- ---------------   -------------
INVESTMENT INCOME:
Interest income.................     $4,577,860      $ 1,190,822    $    70,966
Dividend income.................            --               --       1,075,742
                                     ----------      -----------    -----------
    Total Income................      4,577,860        1,190,822      1,146,708
                                     ----------      -----------    -----------
EXPENSES:
Investment advisory fees........        128,251           72,518        325,427
Administration fees.............        170,993           36,259         68,463
12b-1 fees (Investor A).........        213,848           43,784         80,717
12b-1 fees (Investor B).........            --             6,092         19,629
Custodian and accounting fees...         42,748           18,129         51,348
Audit and legal fees............         64,642           14,682         28,822
Trustees' fees and expenses.....          7,114            1,680          2,990
Transfer agent fees.............         34,381           18,236         24,538
Registration and filing fees....         38,777            7,635         25,082
Printing costs..................         18,740            4,400          8,548
Other...........................          5,456            1,823          2,169
                                     ----------      -----------    -----------
Expenses before fee waivers and
     expense reimbursements.....        724,950          225,238        637,733
  Less: Fee waivers and expense
 reimbursements.................       (213,848)         (13,694)       (33,109)
                                     ----------      -----------    -----------
    Net Expenses................        511,102          211,544        604,624
                                     ----------      -----------    -----------
Net Investment Income...........      4,066,758          979,278        542,084
                                     ----------      -----------    -----------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS
Net realized gains (losses) from
 investment transactions........            --           (11,433)     6,703,449
Net change in unrealized
 depreciation from investments..            --        (1,429,289)    (1,159,002)
                                     ----------      -----------    -----------
Net realized/unrealized gains
 (losses) from investments......            --        (1,440,722)     5,544,447
                                     ----------      -----------    -----------
Change in net assets resulting
 from operations................     $4,066,758      $  (461,444)   $ 6,086,531
                                     ==========      ===========    ===========


                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1996
                                  (UNAUDITED)

                                                        FLEXIBLE      STOCK
                                          OHIO TAX-FREE  GROWTH    APPRECIATION
                                            BOND FUND     FUND         FUND
                                          ------------- ---------  ------------
INVESTMENT INCOME:
Interest income..........................   $ 301,982   $ 302,638  $    73,771
Dividend income..........................         --      114,153       56,152
                                            ---------   ---------  -----------
    Total Income.........................     301,982     416,791      129,923
                                            ---------   ---------  -----------
EXPENSES:
Investment advisory fees.................      28,245      82,480      155,525
Administration fees......................      11,301      18,287       38,881
12b-1 fees (Investor A)..................      13,308      14,044       48,137
12b-1 fees (Investor B)..................       3,273      35,370        1,860
Custodian and accounting fees............       7,911      13,716       29,161
Audit and legal fees.....................       4,882       5,878       17,724
Organization costs.......................       4,914       1,820       19,540
Trustees' fees and expenses..............         558         898        1,919
Transfer agent fees......................      12,462      12,755       18,115
Registration and filing fees.............       1,998       3,396       17,577
Printing costs...........................       1,281       5,961       12,867
Other....................................         910         539        1,435
                                            ---------   ---------  -----------
Expenses before fee waivers and expense
 reimbursements..........................      91,043     195,144      362,741
  Less: Fee waivers and expense
     reimbursements......................      (5,643)    (24,242)         --
                                            ---------   ---------  -----------
    Net Expenses.........................      85,400     170,902      362,741
                                            ---------   ---------  -----------
Net Investment Income (Loss).............     216,582     245,889     (232,818)
                                            ---------   ---------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS
Net realized gains (losses) from
 investment transactions.................      (2,920)   (243,967)   3,769,609
Net change in unrealized depreciation
 from investments........................    (307,674)   (206,105)  (1,287,068)
                                            ---------   ---------  -----------
Net realized/unrealized gains (losses)
 from investments........................    (310,594)   (450,072)   2,482,541
                                            ---------   ---------  -----------
Change in net assets resulting from
 operations..............................   $ (94,012)  $(204,183) $ 2,249,723
                                            =========   =========  ===========

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            U.S. GOVERNMENT SECURITIES        U.S. GOVERNMENT             INCOME EQUITY
                                 MONEY MARKET FUND              INCOME FUND                    FUND
                            ----------------------------  -------------------------  -------------------------
                             SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                ENDED       YEAR ENDED       ENDED      YEAR ENDED      ENDED      YEAR ENDED
                              JUNE 30,     DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                                1996           1995          1996          1995         1996          1995
                            -------------  -------------  -----------  ------------  -----------  ------------
                             (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..    $   4,066,758  $   7,906,286  $   979,278  $ 2,067,824   $   542,084  $ 1,082,073
 Net realized gains
  (losses) from
  investment
  transactions..........              --          (1,415)     (11,433)    (517,451)    6,703,449    6,655,045
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........              --             --    (1,429,289)   3,520,908    (1,159,002)   5,311,784
                            -------------  -------------  -----------  -----------   -----------  -----------
Change in net assets
 resulting from
 operations.............        4,066,758      7,904,871     (461,444)   5,071,281     6,086,531   13,048,902
                            -------------  -------------  -----------  -----------   -----------  -----------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................       (4,066,758)    (7,906,286)    (940,840)  (2,032,120)     (531,555)  (1,065,510)
 In excess of net
  investment income.....              --             --           --           --            --        (6,742)
 From net realized gains
  from investments......              --             --           --           --            --    (6,293,075)
DISTRIBUTIONS TO
 INVESTOR B
 SHAREHOLDERS:
 From net investment
  income................              --             --       (27,782)    (22,977)       (16,715)     (16,563)
 In excess of net
  investment income.....              --             --           --           --            --          (105)
 From net realized gains
  from investments......              --             --           --           --            --      (222,170)
                            -------------  -------------  -----------  -----------   -----------  -----------
Change in net assets
 from shareholder
 distributions..........       (4,066,758)    (7,906,286)    (968,622)  (2,055,097)     (548,270)  (7,604,165)
                            -------------  -------------  -----------  -----------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      187,416,065    331,872,719    1,359,606    5,670,500     6,943,511   12,155,416
 Proceeds from shares
  issued in connection
  with acquisition......              --       4,865,634          --           --            --     9,727,219
 Dividends reinvested...        1,076,488      1,518,099      216,290      578,837       707,286    8,648,647
 Cost of shares
  redeemed..............     (173,004,224)  (330,133,820)  (2,612,343)  (4,185,229)   (4,355,305)  (7,262,834)
                            -------------  -------------  -----------  -----------   -----------  -----------
Change in net assets
 from capital
 transactions...........       15,488,329      8,122,632   (1,036,447)   2,064,108     3,295,492   23,268,448
                            -------------  -------------  -----------  -----------   -----------  -----------
Change in net assets....       15,488,329      8,121,217   (2,466,513)   5,080,292     8,833,753   28,713,185
NET ASSETS:
 Beginning of period....      157,495,499    149,374,282   37,801,175   32,720,883    63,678,389   34,965,204
                            -------------  -------------  -----------  -----------   -----------  -----------
 End of period..........    $ 172,983,828  $ 157,495,499  $35,334,662  $37,801,175   $72,512,142  $63,678,389
                            =============  =============  ===========  ===========   ===========  ===========
SHARE TRANSACTIONS:
 Issued.................      187,416,065    331,872,719      140,407      592,903       562,689    1,069,857
 Issued in connection
  with acquisition......              --       4,865,634          --           --            --       793,942
 Reinvested.............        1,076,488      1,518,099       22,547       61,636        58,270      764,131
 Redeemed...............     (173,004,224)  (330,133,820)    (272,085)    (444,444)     (352,570)    (634,159)
                            -------------  -------------  -----------  -----------   -----------  -----------
Change in shares........       15,488,329      8,122,632     (109,131)     210,095       268,389    1,993,771
                            =============  =============  ===========  ===========   ===========  ===========

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             OHIO TAX-FREE BOND FUND      FLEXIBLE GROWTH FUND
                             -------------------------  -------------------------
                                 SIX                        SIX
                               MONTHS         YEAR        MONTHS         YEAR
                                ENDED        ENDED         ENDED        ENDED
                              JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                                1996          1995         1996          1995
                             -----------  ------------  -----------  ------------
                             (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.....  $   216,582  $   419,775   $   245,889  $   275,589
 Net realized gains
   (losses) from investment
   transactions............       (2,920)       8,848      (243,967)     131,879
 Net change in unrealized
   appreciation
   (depreciation) from
   investments.............     (307,674)     713,315      (206,105)   1,230,202
                             -----------  -----------   -----------  -----------
Change in net assets
  resulting from
  operations...............      (94,012)   1,141,938      (204,183)   1,637,670
                             -----------  -----------   -----------  -----------
DISTRIBUTIONS TO INVESTOR A
  SHAREHOLDERS:
 From net investment
  income...................     (207,865)    (401,164)     (170,197)    (202,502)
 From net realized gains
  from investments.........          --           --            --       (85,787)
DISTRIBUTIONS TO INVESTOR B
  SHAREHOLDERS:
 From net investment
  income...................       (9,885)     (13,152)      (78,806)     (63,921)
 From net realized gains
  from investments.........          --           --            --       (43,216)
                             -----------  -----------   -----------  -----------
Change in net assets from
 shareholder distributions.     (217,750)    (414,316)     (249,003)    (395,426)
                             -----------  -----------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued...................      252,290      895,943     8,894,629   11,076,750
 Dividends reinvested......       11,379       18,208       252,100      334,888
 Cost of shares redeemed...     (454,091)    (114,312)   (1,319,196)    (906,216)
                             -----------  -----------   -----------  -----------
Change in net assets from
  capital transactions.....     (190,422)     799,839     7,827,533   10,505,422
                             -----------  -----------   -----------  -----------
Change in net assets.......     (502,184)   1,527,461     7,374,347   11,747,666
NET ASSETS:
 Beginning of period.......   11,717,041   10,189,580    14,456,894    2,709,228
                             -----------  -----------   -----------  -----------
 End of period.............  $11,214,857  $11,717,041   $21,831,241  $14,456,894
                             ===========  ===========   ===========  ===========
SHARE TRANSACTIONS:
 Issued....................       23,706       87,181       778,082    1,035,102
 Reinvested................        1,080        1,760        22,095       30,561
 Redeemed..................      (43,042)     (11,223)     (116,822)     (82,394)
                             -----------  -----------   -----------  -----------
Change in shares...........      (18,256)      77,718       683,355      983,269
                             ===========  ===========   ===========  ===========

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             STOCK APPRECIATION FUND
                            ------------------------------------------------------------
                                                  PERIOD                 PERIOD
                             SIX MONTHS       FROM OCTOBER 1,     FROM OCTOBER 1, 1994
                                ENDED          1995 THROUGH             THROUGH
                            JUNE 30, 1996  DECEMBER 31, 1995 (a)  SEPTEMBER 30, 1995 (b)
                            -------------  ---------------------  ----------------------
                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss....     $  (232,818)      $   (51,131)          $  (292,270)
 Net realized gains from
   investment
   transactions.........       3,769,609         1,556,383             3,024,858
 Net change in
   unrealized
   appreciation
   (depreciation) from
   investments..........      (1,287,068)       (2,070,853)            5,538,265
                             -----------       -----------           -----------
Change in net assets
  resulting from
  operations............       2,249,723          (565,601)            8,270,853
                             -----------       -----------           -----------
DISTRIBUTIONS TO
  INVESTOR A
  SHAREHOLDERS:
 From net investment
  income................            (289)              --             (1,166,721)
 From net realized gains
  from investments......             --         (1,556,383)                  --
 Tax return of capital..             --             (6,824)                  --
                             -----------       -----------           -----------
Change in net assets
 from shareholder
 distributions..........            (289)       (1,563,207)           (1,166,721)
                             -----------       -----------           -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................       2,261,501           810,508                   --
 Dividends reinvested...             554         1,542,781                   --
 Cost of shares
  redeemed..............      (7,200,363)       (3,611,887)                  --
                             -----------       -----------           -----------
Change in net assets
  from capital
  transactions..........      (4,938,308)       (1,258,598)          (10,529,141)
                             -----------       -----------           -----------
Change in net assets....      (2,688,874)       (3,387,406)           (3,425,009)
NET ASSETS:
 Beginning of period....      41,067,172        44,454,578            47,879,587
                             -----------       -----------           -----------
 End of period..........     $38,378,298       $41,067,172           $44,454,578
                             ===========       ===========           ===========
SHARE TRANSACTIONS:
 Issued.................         228,156            83,381
 Reinvested.............              59           164,279
 Redeemed...............        (744,934)         (370,208)
                             -----------       -----------
Change in shares........        (516,719)         (122,548)
                             ===========       ===========

------
(a)Period from date acquired by Riverfront Stock Appreciation Fund.
(b)Represents statements of changes in net assets for the MIM Stock Appreciation Fund. Audited by other auditors.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1996
                                  (UNAUDITED)

 PRINCIPAL                        SECURITY                          AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ---------- ----------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES (39.9%):
 Federal Farm Credit Bank:
 $1,535,000 Discount Note, 7/12/96..............................   $  1,532,552
  5,000,000 Discount Note, 7/31/96..............................      4,978,208
  2,910,000 Discount Note, 10/21/96.............................      2,863,013
 Federal Home Loan Mortgage Corp.:
  3,000,000 Discount Note, 7/1/96...............................      3,000,000
  3,000,000 Discount Note, 7/3/96...............................      2,999,153
  3,852,000 Discount Note, 8/1/96...............................      3,834,752
  5,000,000 Discount Note, 8/12/96..............................      4,969,083
  3,025,000 Discount Note, 8/14/96..............................      3,005,737
  4,000,000 Discount Note, 8/19/96..............................      3,971,689
  2,000,000 Discount Note, 8/22/96..............................      1,984,689
  4,000,000 Discount Note, 9/12/96..............................      3,956,849
  4,000,000 Discount Note, 9/18/96..............................      3,953,390
 Federal National Mortgage Assoc.:
  3,000,000 Discount Note, 7/5/96...............................      2,998,373
  5,000,000 Discount Note, 7/10/96..............................      4,993,563
  3,200,000 Discount Note, 7/24/96..............................      3,189,369
  3,000,000 Discount Note, 8/6/96...............................      2,984,250
  4,000,000 Discount Note, 8/23/96..............................      3,971,616
  3,000,000 Discount Note, 9/6/96...............................      2,970,911
  3,000,000 Discount Note, 9/9/96...............................      2,968,908
  4,000,000 Discount Note, 10/10/96.............................      3,940,859
                                                                   ------------
  Total U.S. Government Agencies                                     69,066,964
                                                                   ------------
 COMMERCIAL PAPER (28.6%):
 Automobiles (1.7%):
  3,000,000 Daimler-Benz North America Corp., Discount Note,
             7/22/96............................................      2,991,250
                                                                   ------------
 Banking (1.7%):
  3,000,000 Banc One Funding, Discount Note, 8/1/96.............      2,986,179
                                                                   ------------
 Beverages (2.9%):
  5,000,000 PepsiCo, Discount Note, 8/19/96.....................      4,963,658
                                                                   ------------
 Computers (1.7%):
  3,000,000 Epson American, Series B, Discount Note, 8/5/96.....      2,985,271
                                                                   ------------

 PRINCIPAL                        SECURITY                          AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ---------- ----------------------------------------------------   ------------
 COMMERCIAL PAPER, CONTINUED:
 Financial (12.6%):
 $3,000,000 Bank of Tokyo Financial, Discount Note, 7/2/96......   $  2,999,543
  4,000,000 Cargill Financial, Discount Note, 7/26/96...........      3,986,056
  4,000,000 Merrill Lynch, Discount Note, 8/12/96...............      3,975,360
  4,000,000 Merrill Lynch, Discount Note, 8/26/96...............      3,967,022
  3,000,000 Sunbelt Dixie, Discount Note, 7/16/96...............      2,993,337
  4,000,000 Sunbelt Dixie, Discount Note, 7/30/96...............      3,982,826
                                                                   ------------
                                                                     21,904,144
                                                                   ------------
 Holding Companies (1.7%):
  3,000,000 Japan Leasing U.S. Funding Corp., Discount Note,
             7/18/96............................................      2,992,378
                                                                   ------------
 Manufacturing (2.6%):
  3,000,000 Hanson PLC, Discount Note, 7/11/96..................      2,995,500
  1,500,000 Hanson PLC, Discount Note, 7/29/96..................      1,493,700
                                                                   ------------
                                                                      4,489,200
                                                                   ------------
 Transportation (1.9%):
  3,229,000 Holland Limited Securitization, Inc., Discount Note,
             7/29/96............................................      3,215,564
                                                                   ------------
 Telecommunications (1.8%):
  3,000,000 AT&T, Discount Note, 7/2/96.........................      2,999,592
                                                                   ------------
  Total Commercial Paper                                             49,527,236
                                                                   ------------
  Total Investments, at amortized cost                              118,594,200
                                                                   ------------

                                   Continued

THE RIVERFRONT FUNDS, INC.
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996
                                  (UNAUDITED)

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                         DESCRIPTION                          COST
 ----------- ----------------------------------------------------  ------------
 REPURCHASE AGREEMENTS (31.9%):
 $25,150,000 Dean Witter, 5.20%, 7/1/96 (Collateralized by
             various U.S. Treasury and U.S. Government Agency
             Securities, 0.00%-11.90%, 7/10/96-2/15/15, market
             value--$25,654,047).................................  $ 25,150,000

 PRINCIPAL                        SECURITY                          AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ---------- ----------------------------------------------------   ------------
 30,000,000 Prudential, 5.43%, 7/1/96 (Collateralized by various
            U.S. Government Agency Securities, 6.00%-7.74%,
            11/1/22--4/1/26, market value--$30,600,001).........   $ 30,000,000
                                                                   ------------
  Total Repurchase Agreements                                        55,150,000
                                                                   ------------
  Total (Amortized cost--$173,744,200)(a)                          $173,744,200
                                                                   ============

--------
Percentages indicated are based on net assets of $172,983,828.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
U.S. GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
 ---------- ------------------------------------------------------   ----------
 CORPORATE BONDS (21.2%):
 Automotive (1.3%):
 $  500,000 Ford Motor Credit Corp., 6.25%, 12/8/05...............   $  463,750
                                                                     ----------
 Financial (14.2%):
  1,000,000 Chase Manhattan Corp., 8.50%, 2/15/02.................    1,068,750
  1,000,000 First Chicago Master Trust, Series-L, Class A 1994
             7.15%, 4/15/01.......................................    1,017,740
    500,000 Grand Metropolitan Investment Co., 7.45%, 4/15/35.....      508,125
    500,000 Lehman Brothers Holdings, 8.50%, 5/1/07...............      527,500
  1,000,000 MBNA Master Credit Card Trust, 6.05%, 11/15/02........      981,730
  1,000,000 Midland Bank PLC, (HSBC), 6.95%, 3/15/11..............      941,250
                                                                     ----------
                                                                      5,045,095
                                                                     ----------
 Telecommunications (2.8%):
  1,000,000 U.S. West Capital Corp., 6.31%, 11/1/05...............      982,500
                                                                     ----------
 Tobacco (2.9%):
  1,000,000 Philip Morris Companies, Inc., 7.50%, 3/15/97.........    1,010,000
                                                                     ----------
  Total Corporate Bonds                                               7,501,345
                                                                     ----------
 U.S. GOVERNMENT AGENCIES (66.4%):
 Federal Farm Credit:
  1,000,000 Discount Note, 7/15/96................................      997,480
 Federal Home Loan Bank:
  1,000,000 5.60%, 7/24/97........................................      996,490
    500,000 8.07%, 2/27/02........................................      507,920
    875,000 6.38%, 4/29/03........................................      837,428
 Federal Home Loan Mortgage Corp.:
  1,500,000 Discount Note, 7/22/96................................    1,494,720
  1,000,000 6.55%, 1/4/00.........................................      996,890
  1,000,000 6.78%, 3/28/01........................................      987,860

 SHARES OR
 PRINCIPAL                       SECURITY                          MARKET
   AMOUNT                       DESCRIPTION                         VALUE
 ---------- --------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal Home Loan Mortgage Corp., continued:
 $1,000,000 7.35%, 5/16/05....................................   $   994,120
    500,000 7.50%, 3/15/15....................................       503,665
  1,000,000 7.00%, 10/15/17...................................       989,720
  1,000,000 6.00%, 1/15/18....................................       981,790
  1,000,000 7.20%, 6/15/18....................................       996,780
 Federal National Mortgage Assoc.:
  1,000,000 5.33%, 6/26/98....................................       980,490
    500,000 9.05%, 4/10/00....................................       539,045
  1,000,000 6.40%, 5/2/01.....................................       989,650
  1,317,649 6.00%, 2/1/03.....................................     1,272,032
  1,000,000 6.71%, 5/21/03....................................       995,380
    625,000 6.38%, 6/25/03....................................       598,100
    625,000 6.05%, 6/30/03....................................       599,456
    578,254 6.75%, 8/25/04, Series 1992-152, Class H..........       578,775
  1,050,000 8.50%, 2/1/05.....................................     1,092,000
  1,000,000 7.00%, 9/25/05, Series 1992-1110, Class G.........       998,760
    849,946 7.00%, 9/25/19....................................       845,535
 Government National Mortgage Assoc.
    737,574 8.00%, 5/15/03, Pool #35172.......................       743,717
 Private Export Funding Corp.:
  1,000,000 6.24%, 5/15/02....................................       975,000
 Student Loan Marketing Assoc.:
  1,000,000 6.05%, 9/14/00....................................       978,710
                                                                 -----------
  Total U.S. Government Agencies                                  23,471,513
                                                                 -----------
 U.S. TREASURY NOTES (7.1%):
  1,000,000 6.00%, 11/30/97...................................     1,000,590
  1,000,000 5.88%, 3/31/99....................................       990,280
    500,000 7.25%, 5/15/04....................................       518,090
                                                                 -----------
  Total U.S. Treasury Notes                                        2,508,960
                                                                 -----------
 YANKEE DOLLAR BONDS (1.1%):
    365,000 Montreal Urban Community, 9.13%, 3/15/01..........       393,744
                                                                 -----------
  Total Yankee Dollar Bonds                                          393,744
                                                                 -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
U.S. GOVERNMENT INCOME FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (3.5%):
 1,236,715 Dreyfus Treasury Prime Fund............................   $ 1,236,715
                                                                     -----------
  Total Investment Companies                                           1,236,715
                                                                     -----------
  Total (Cost--$35,104,732)(a)                                       $35,112,277
                                                                     ===========

--------
Percentages indicated are based on net assets of $35,334,662.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation............ $357,092
    Unrealized depreciation............ (349,547)
                                        --------
    Net unrealized appreciation........ $  7,545
                                        ========

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.2%):
 Apparel (0.3%):
   3,100   V.F. Corp..............................................   $   184,838
                                                                     -----------
 Auto Parts (1.0%):
  18,800   Echlin, Inc............................................       712,050
                                                                     -----------
 Banks (7.7%):
   5,100   BayBanks, Inc..........................................       549,525
  44,700   Central Fidelity Banks, Inc............................     1,016,925
  17,800   Crestar Financial Corp.................................       950,075
  14,000   First American Corp....................................       589,750
  28,300   Jefferson Bankshares, Inc..............................       626,138
  12,800   Magna Group, Inc.......................................       307,200
  11,800   Signet Banking Corp....................................       274,350
  35,250   Summit Bancorp.........................................     1,238,156
                                                                     -----------
                                                                       5,552,119
                                                                     -----------
 Broadcast/Radio, TV (0.0%):
   1,500   U.S. West Media Group, Inc. (b)........................        27,375
                                                                     -----------
 Building Materials (1.9%):
  46,000   Masco Corp.............................................     1,391,500
                                                                     -----------
 Chemicals (7.4%):
  14,000   Akzo Nobel N.V. ADR....................................       836,500
   3,500   E.I. du Pont deNemours & Co............................       276,938
  94,500   Ethyl Corp.............................................       909,563
  26,500   Lawter International, Inc..............................       331,250
   3,000   PPG Industries, Inc....................................       146,250
  16,600   RPM, Inc...............................................       259,375
  20,900   Rohm & Haas Co.........................................     1,311,475
  37,200   Witco Corp.............................................     1,278,750
                                                                     -----------
                                                                       5,350,101
                                                                     -----------
 Commercial Services (0.8%):
  32,000   Ogden Corp.............................................       580,000
                                                                     -----------
 Consumer Products (2.9%):
  10,000   B.A.T. Industries, PLC-ADR.............................       158,125
   6,972   Corning, Inc...........................................       267,550
  22,300   CPC International......................................     1,605,600

 SHARES OR
 PRINCIPAL                         SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- --------------------------------------------------------   ----------
 COMMON STOCKS, CONTINUED:
 Consumer Products, continued:
     800   Genuine Parts Co........................................   $   36,600
                                                                      ----------
                                                                       2,067,875
                                                                      ----------
 Cosmetics (1.6%):
  24,500   International Flavors...................................    1,166,813
                                                                      ----------
 Department Stores (3.0%):
  22,500   May Department Stores Co................................      984,375
  19,800   J.C. Penney Co..........................................    1,039,500
   3,000   Sears Roebuck & Co......................................      145,875
                                                                      ----------
                                                                       2,169,750
                                                                      ----------
 Electrical (3.5%):
  34,100   AMP Inc.................................................    1,368,262
  31,000   Thomas & Betts Corp.....................................    1,162,500
                                                                      ----------
                                                                       2,530,762
                                                                      ----------
 Electronics (4.2%):
   4,000   General Electric Co.....................................      346,000
  28,900   General Signal Corp.....................................    1,094,588
   1,500   National Service Industries, Inc........................       58,688
  47,000   Phillips NV (b).........................................    1,533,375
                                                                      ----------
                                                                       3,032,651
                                                                      ----------
 Energy & Oil (0.1%):
   1,000   British Petroleum, PLC-ADR..............................      106,875
                                                                      ----------
 Financial Services (4.5%):
  39,200   H & R Block, Inc........................................    1,278,900
  60,400   ITT Industries, Inc.....................................    1,517,550
   5,500   J.P. Morgan & Co........................................      465,437
                                                                      ----------
                                                                       3,261,887
                                                                      ----------
 Food Processing (2.1%):
  53,600   Grand Metropolitan, PLC-ADR (b).........................    1,433,800
   9,500   Tasty Baking Co.........................................      109,250
                                                                      ----------
                                                                       1,543,050
                                                                      ----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Forest Products (2.6%):
  38,600   International Paper Co.................................   $ 1,423,375
  13,000   Rayonier, Inc..........................................       494,000
                                                                     -----------
                                                                       1,917,375
                                                                     -----------
 Holding Company (1.9%):
   9,600   Unilever N.V...........................................     1,393,200
                                                                     -----------
 Household Products/Wares (0.2%):
   1,500   Colgate-Palmolive Co...................................       127,125
                                                                     -----------
 Industrial Machinary (0.7%):
  11,600   Cooper Industries, Inc.................................       481,400
                                                                     -----------
 Insurance (4.9%):
  29,900   American General Corp..................................     1,087,613
   1,500   American International Group...........................       147,937
  21,500   ITT Hartford Group, Inc................................     1,144,875
  13,100   Lincoln National Corp..................................       605,875
  13,700   Torchmark Corp.........................................       599,375
                                                                     -----------
                                                                       3,585,675
                                                                     -----------
 Manufacturing (0.3%):
   3,500   Minnesota Mining & Manufacturing Co....................       241,500
                                                                     -----------
 Medical Services & Supplies (0.2%):
  1,500    Becton Dickinson & Co..................................       120,375
                                                                     -----------
 Metals (2.1%):
  28,600   Reynolds Metals Co.....................................     1,490,775
                                                                     -----------
 Office Equipment & Supplies (1.0%):
  12,900   Xerox Corp.............................................       690,150
                                                                     -----------
 Oil & Gas Production (8.9%):
  18,900   Amoco Corp.............................................     1,367,887
  10,800   Atlantic Richfield Co..................................     1,279,800
  11,400   Mobil Corp.............................................     1,278,224
  15,500   Texaco, Inc............................................     1,300,062
  37,400   Unocal Corp............................................     1,262,250
                                                                     -----------
                                                                       6,488,223
                                                                     -----------

SHARES OR
PRINCIPAL              SECURITY               MARKET
 AMOUNT              DESCRIPTION               VALUE
---------  -------------------------------- -----------
COMMON STOCKS, CONTINUED:
Oil--International (0.5%):
  5,000    Chevron Corp.................... $   295,000
  1,000    Exxon Corp......................      86,875
                                            -----------
                                                381,875
                                            -----------
Packaged Food (1.0%):
 38,000    Lance, Inc......................     627,000
  2,500    Sara Lee Corp...................      80,937
                                            -----------
                                                707,937
                                            -----------
Paper (3.4%):
 13,000    Consolidated Papers, Inc........     676,000
 15,700    Kimberly-Clark Corp.............   1,212,825
 20,500    Westvaco Corp...................     612,437
                                            -----------
                                              2,501,262
                                            -----------
Pharmaceuticals (6.3%):
 33,300    Abbott Laboratories.............   1,448,550
  1,600    Bristol Myers Squibb Co.........     144,000
 34,500    Pharmacia & Upjohn, Inc.........   1,530,938
 26,000    Warner-Lambert Co...............   1,430,000
                                            -----------
                                              4,553,488
                                            -----------
Photography (0.4%):
  3,500    Eastman Kodak Co................     272,125
                                            -----------
Pipelines (1.9%):
 26,400    Tenneco, Inc....................   1,349,700
                                            -----------
Printing & Publishing (1.6%):
 12,800    American Greetings, Class A.....     350,400
 19,800    Dow Jones & Co..................     826,650
                                            -----------
                                              1,177,050
                                            -----------
Real Estate Investment Trusts (0.2%):
  3,000    Federal Realty Investment Trust.      68,250
  3,200    New Plan Realty Trust...........      67,600
                                            -----------
                                                135,850
                                            -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 COMMON STOCKS, CONTINUED:
 Retail (0.2%):
   5,000   Winn Dixie Stores, Inc.................................   $  176,875
                                                                     ----------
 Savings & Loans (0.8%):
  31,900   Roosevelt Financial Group, Inc.........................      614,075
                                                                     ----------
 Steel (0.6%):
  22,700   Allegheny Ludlum Corp..................................      428,462
                                                                     ----------
 Tires & Rubber (0.1%):
   1,600   B.F. Goodrich Co.......................................       59,800
                                                                     ----------
 Tobacco (1.0%):
   5,000   American Brands, Inc...................................      226,875
   5,000   Philip Morris Cos., Inc................................      520,000
                                                                     ----------
                                                                        746,875
                                                                     ----------
 Tools (0.6%):
   9,800   Snap-On, Inc...........................................      464,275
                                                                     ----------
 Transportation (1.8%):
  13,700   Conrail, Inc...........................................      909,337
   2,500   Norfolk Southern Corp..................................      211,875
   7,200   Ryder System, Inc......................................      202,500
                                                                     ----------
                                                                      1,323,712
                                                                     ----------
 Utilities--Electric (3.5%):
  33,900   Central & Southwest Corp...............................      983,100
  12,300   Chilgener S.A., ADR (b)................................      295,200
   1,000   KU Energy Corp.........................................       29,875
  14,700   Pacificorp.............................................      327,075
  32,500   Public Services Enterprise Group.......................      889,688
                                                                     ----------
                                                                      2,524,938
                                                                     ----------

 SHARES OR
 PRINCIPAL                       SECURITY                          MARKET
  AMOUNT                       DESCRIPTION                          VALUE
 --------- ---------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Utilities--Gas (0.1%):
    1,500  Consolidated Natural Gas Co........................   $    78,375
                                                                 -----------
 Utilities--Telecommunications (6.4%):
   32,200  Frontier Corp......................................       986,125
   17,500  GTE Corp...........................................       783,125
   46,000  Peco Energy Co.....................................     1,196,000
   22,700  Southern New England Telecommunications Corp.......       953,400
   15,500  Sprint Corp........................................       651,000
    1,500  US West, Inc.......................................        47,813
                                                                 -----------
                                                                   4,617,463
                                                                 -----------
  Total Common Stocks                                             68,327,581
                                                                 ===========
 CORPORATE BONDS (1.2%):
  $50,000  Chubb Capital Corp., 6.00%, 5/15/98................        59,125
   50,000  Cincinnati Financial Corp., 5.50%, 5/1/02..........        66,313
   85,000  Cooker Restaurant, 6.75%,
            10/1/02...........................................        76,925
  100,000  Hasbro, Inc., 6.00%, 11/15/98......................       125,625
  150,000  INA Republic of Italy, 5.00%, 6/28/01..............       153,000
   50,000  Liebert Corp., 8.00%, 11/15/10.....................       166,500
  100,000  Pennzoil Co., 6.50%, 1/15/03.......................       141,250
   50,000  South Carolina National Corp., 6.50%, 5/15/01......       115,500
                                                                 -----------
  Total Corporate Bonds                                              904,238
                                                                 -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (5.1%):
 2,851,960 Dreyfus Treasury Prime Fund............................   $ 2,851,960
   830,000 Federated Short Term Government Fund...................       830,000
                                                                     -----------
  Total Investment Companies                                           3,681,960
                                                                     -----------
  Total (Cost--$68,690,785)(a)                                       $72,913,779
                                                                     ===========

--------
Percentages indicated are based on net assets of $72,512,142.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $76,532. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.......... $5,443,701
    Unrealized depreciation.......... (1,297,239)
                                      ----------
    Net unrealized appreciation...... $4,146,462
                                      ==========

(b)Non-income producing security.
ADR--American Depository Receipt
NV--Naamloze Vennootschap (Dutch Corporation)
PLC--Public Limited Company (British)

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
OHIO TAX-FREE BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 OHIO MUNICIPAL BONDS (92.8%):
 $100,000  Aurora City School District, GO, 5.40%, 12/1/06........   $   101,625
  200,000  Beavercreek Local School District, GO, 5.30%, 12/1/08..       199,250
  100,000  Bowling Green City School District, GO, 5.70%, 12/1/11.        99,000
  230,000  Butler County Hospital Facilities, 6.00%, 11/15/10,
            Callable 5/15/04 @101.................................       236,612
  200,000  Butler County Sewer System Revenue, 5.40%, 12/1/09.....       197,750
  250,000  Butler County Sewer System Revenue, Series B, 6.20%,
            12/1/09...............................................       257,500
  250,000  Canton Waterworks System, GO, 5.75%, 12/1/10...........       253,437
  100,000  Chillicothe Water System Revenue, 5.10%, 12/1/05.......        98,875
  250,000  Cincinnati, GO, 5.25%, 12/1/01.........................       256,875
  250,000  Clermont County Waterworks Revenue, 6.63%, 12/1/16.....       276,562
  250,000  Columbus, GO, 5.50%, 5/15/08, Callable 5/15/06 @102....       252,812
  200,000  Columbus, GO, 5.65%, 6/15/11...........................       200,000
  250,000  Columbus Sewer Revenue, 6.13%, 6/1/03..................       267,812
  100,000  Delaware County, GO, 5.60%, 12/1/10....................        99,000
  100,000  Dover Municipal Electric System Revenue, 5.35%,
            12/1/06...............................................       100,375
  250,000  Franklin County Hospital Revenue, 5.25%, 6/1/08........       243,125
  250,000  Franklin County Hospital Revenue Refunding, Riverside
            United Methodist, Series A, 5.30%, 5/15/02............       253,437
  250,000  Fremont, GO, 5.45%, 12/15/07...........................       251,875
  250,000  Gahanna, GO, 5.85%, 6/1/08.............................       258,437
   80,000  Hamilton County Sewer Systems, Series A, 6.40%,
            12/1/04...............................................        87,000
  170,000  Hamilton County Sewer System Unrefunded, Series A,
            6.40%, 12/1/04........................................       183,600
  250,000  Hamilton County, Building Improvement & Refunding,
            Museum Center, GO, 5.75%, 12/1/00.....................       260,312
  250,000  Hilliard School District, GO, 5.35%, 12/1/04...........       252,813
  250,000  Kings Local School District, GO, 5.75%, 12/1/10........       253,125
  100,000  Lake County Human Services Building, GO, 5.70%,
            12/1/15...............................................        98,875
  250,000  Lakota Local School District, GO, 6.00%, 12/1/07,
            Callable 12/1/02 @101.................................       257,500
  250,000  Mahoning County, GO, 5.60%, 12/1/02....................       259,375
  250,000  Mahoning County, GO, 5.70%, 12/1/08....................       257,188
  100,000  Marysville Exempt Village School District, GO, 5.30%,
            12/1/09...............................................        97,750
  200,000  Mason City School District, GO, 5.20%, 12/1/08.........       195,250
  250,000  Middletown Capital Facilities Improvement, 5.60%,
            12/1/05...............................................       251,875
  100,000  Montgomery County, GO, 5.40%, 9/1/09...................        98,250
  250,000  Olentangy Local School District, GO, Series A, 5.70%,
            12/1/05...............................................       260,312

                                   Continued

THE RIVERFRONT FUNDS, INC.
OHIO TAX-FREE BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 OHIO MUNICIPAL BONDS, CONTINUED:
 $100,000  Solon, GO, 5.25% 12/1/07..............................   $    98,250
  100,000  State, GO, 5.60%, 8/1/02..............................       104,625
  250,000  State Building Authority, 5.70%, 9/1/01...............       261,250
  250,000  State Building Authority, 6.00%, 10/1/07..............       262,812
  245,000  State Building Authority, 6.13%, 10/1/09..............       256,944
   95,000  State Building Authority, 6.25%, 6/1/11...............        97,138
  250,000  State Elementary & Secondary Capital Facilities,
            5.45%, 6/1/99........................................       256,875
  250,000  State Public Facilities Commission, Higher Education
            Capital Facilities, Series II-B, 5.70%, 11/1/03......       261,563
  250,000  State Public Facilities Commission, Parks &
            Recreations, Series II-A, 5.25%, 6/1/06..............       250,000
  200,000  State Public Facilities Commission, Higher Education
            Capital Facilities, Series II-A, 5.20%, 5/1/05.......       201,000
  250,000  State Water Development Authority Revenue, 5.75%,
            6/1/03...............................................       261,563
  250,000  State Water Development Authority Revenue, 5.75%,
            12/1/05, Callable 12/1/02 @102.......................       261,563
  150,000  State Water Development Authority Revenue, 5.70%,
            12/1/11..............................................       150,375
  100,000  Summit County, 5.45%, 12/1/10.........................        99,504
  250,000  University of Cincinnati, Series R3, 5.80%, 6/1/04....       259,063
  250,000  Warren County Waterworks, 5.75%, 12/1/09..............       250,313
  100,000  West Clermont Local School District, GO, 5.55%,
            12/1/06..............................................       101,875
  250,000  Woodridge Local School District, GO, 5.75%, 12/1/07,
            Callable 12/1/04 @102................................       257,188
                                                                    -----------
  Total Ohio Municipal Bonds......................................   10,409,485
                                                                    -----------
 INVESTMENT COMPANIES (7.0%):
  325,000  Dreyfus Municipal Money Market Fund...................       325,000
  456,761  Goldman Tax Free Fund.................................       456,761
                                                                    -----------
  Total Investment Companies......................................      781,761
                                                                    -----------
  Total (Cost--$10,940,541)(a)....................................  $11,191,246
                                                                    ===========

--------
Percentages indicated are based on net assets of $11,214,857.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation............. $267,576
    Unrealized depreciation.............  (16,871)
                                         --------
    Net unrealized appreciation......... $250,705
                                         ========

GO--General Obligation

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
FLEXIBLE GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           JUNE 30, 1996 (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (46.9%):
 Aerospace (0.9%):
   2,200   Lockheed Martin Corp...................................   $   184,800
                                                                     -----------
 Agricultural Machinery (1.8%):
   8,000   Case Corp..............................................       384,000
                                                                     -----------
 Apparel (0.9%):
   4,000   Jones Apparel Group (b)................................       196,500
                                                                     -----------
 Beverages (0.7%):
   2,000   Anheuser-Busch Cos., Inc...............................       150,000
                                                                     -----------
 Building Materials (1.3%):
   4,000   Texas Industries, Inc..................................       274,500
                                                                     -----------
 Chemicals (0.9%):
   2,500   E. I. du Pont de Nemours & Co..........................       197,813
                                                                     -----------
 Computers & Software (1.9%):
   4,800   Seagate Technology, Inc. (b)...........................       216,000
   4,000   Compaq Computer Corp. (b)..............................       197,000
                                                                     -----------
                                                                         413,000
                                                                     -----------
 Department Stores (0.8%):
   3,000   Mercantile Stores Co., Inc.............................       175,875
                                                                     -----------
 Drugs (2.4%):
   3,000   Amgen, Inc. (b)........................................       162,000
   4,000   Bristol-Myers Squibb Co................................       360,000
                                                                     -----------
                                                                         522,000
                                                                     -----------
 Food Processing (2.3%):
   8,000   IBP, Inc...............................................       221,000
   8,500   H. J. Heinz Co.........................................       258,187
                                                                     -----------
                                                                         479,187
                                                                     -----------
 Forest Products (0.3%):
   2,000   International Paper Co.................................        73,750
                                                                     -----------
 Grocery (1.1%):
   6,000   Kroger Co. (b).........................................       237,000
                                                                     -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Household Products/Wares (1.1%):
   2,700   Clorox Co.............................................   $   239,287
                                                                    -----------
 Industrial Machinery (1.1%):
   3,400   Caterpillar, Inc......................................       230,350
                                                                    -----------
 Leisure Time (0.5%):
   5,000   Brunswick Corp. 100,000...............................       100,000
                                                                    -----------
 Manufacturing (0.6%):
   4,000   TRINOVA Corp..........................................       133,500
                                                                    -----------
 Metals (1.2%):
  11,000   Placer Dome, Inc......................................       262,625
                                                                    -----------
 Mining (2.6%):
  10,000   Barrick Gold Corp.....................................       271,250
   4,000   Homestake Mining Co...................................        68,500
  14,000   Santa Fe Pacific Gold Corp............................       197,750
                                                                    -----------
                                                                        537,500
                                                                    -----------
 Oil & Gas Producers (6.5%):
   2,500   British Petroleum PLC, ADR............................       267,188
   2,300   Exxon Corp............................................       199,813
   1,200   Mobil Corp............................................       134,550
   8,000   Panenergy Corp........................................       263,000
   2,000   Texaco, Inc...........................................       167,750
  16,000   YPF Sociedad Anonima-Sponsored ADR....................       360,000
                                                                    -----------
                                                                      1,392,301
                                                                    -----------
 Photography (1.4%):
   4,000   Eastman Kodak Co......................................       311,000
                                                                    -----------
 Real Estate (3.6%):
  13,000   Healthcare Properties Investment, Inc.................       438,750
  12,000   Health & Retirement Properties Trust..................       207,000
   7,000   Public Storage Inc....................................       144,375
                                                                    -----------
                                                                        790,125
                                                                    -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
FLEXIBLE GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                           JUNE 30, 1996 (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Restaurants (0.8%):
   5,000   Outback Steakhouse, Inc. (b)...........................   $   172,422
                                                                     -----------
 Retail (1.5%):
   3,000   Albertson's, Inc.......................................       124,125
   6,000   Walgreen Co............................................       201,000
                                                                     -----------
                                                                         325,125
                                                                     -----------
 Transportation--Rail (0.7%):
   3,000   CSX Corp. 144,750......................................       144,750
                                                                     -----------
 Tobacco (2.0%):
   4,300   Philip Morris Cos., Inc................................       447,200
                                                                     -----------
 Utilities--Electric (2.0%):
   7,000   Consolidated Edison of
            New York..............................................       204,750
   4,500   Duke Power Co..........................................       230,625
                                                                     -----------
                                                                         435,375
                                                                     -----------
 Utilities--Telecommunications (6.0%):
   6,500   Ameritech Corp.........................................       385,937
   4,000   Atmel Corp. (b)........................................       120,500
   2,000   CIA Telecomunicacion Chile, ADR........................       196,250
   4,000   Telecom of New Zealand, ADR............................       267,000
  11,000   Telefonica De Argentina,
            ADR (b)...............................................       325,875
                                                                     -----------
                                                                       1,295,562
                                                                     -----------
  Total Common Stocks                                                 10,105,547
                                                                     -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (5.8%):
 FEDERAL HOME LOAN BANK:
 $ 100,000 5.97%, 12/14/98.......................................   $    98,723
   400,000 5.78%, 1/8/99.........................................       391,540
   200,000 6.11%, 1/18/01........................................       194,344
   300,000 6.04%, 2/14/01........................................       289,647
   300,000 7.00%, 3/28/01........................................       296,844
                                                                    -----------
  Total U.S. Government Agencies                                      1,271,098
                                                                    -----------
 U.S. TREASURY NOTES (39.3%):
   500,000 Discount Note, 9/19/96................................       494,085
   300,000 Discount Note, 12/19/96...............................       292,371
 1,300,000 6.50%, 5/15/97........................................     1,308,151
   500,000 6.00%, 12/31/97.......................................       500,280
 2,950,000 7.25%, 5/15/04........................................     3,056,731
 2,500,000 6.88%, 5/16/06........................................     2,525,750
   400,000 7.25%, 5/15/16 .......................................       409,908
                                                                    -----------
  Total U.S. Treasury Notes                                           8,587,276
                                                                    -----------
 U.S. TREASURY BILLS (4.3%):
   950,000 6.25%, 5/31/00........................................       944,091
                                                                    -----------
  Total U.S. Treasury Bills                                             944,091
                                                                    -----------
 U.S. TREASURY BONDS (1.5%):
   300,000 8.13%, 8/15/19........................................       336,672
                                                                    -----------
  Total U.S. Treasury Bonds                                             336,672
                                                                    -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
FLEXIBLE GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 INVESTMENT COMPANIES (1.8%):
 $248,394  Dreyfus Treasury Prime Fund...........................   $   248,394
    8,000  Southern Africa Fund, Inc.............................       134,000
                                                                    -----------
  Total Investment Companies                                            382,394
                                                                    -----------
  Total (Cost--$20,633,173)(a)                                      $21,627,078
                                                                    ===========

------
The percentages indicated are based on net assets of $21,831,241.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........... $1,293,514
    Unrealized depreciation...........   (299,609)
                                       ----------
    Net unrealized appreciation....... $  993,905
                                       ==========

(b) Non-income producing security.
ADR--American Depository Receipt

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
STOCK APPRECIATION FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           JUNE 30, 1996 (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                       DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (95.7%):
 Apparel (8.7%):
  15,000   Jones Apparel Group (b)................................   $   736,875
   7,000   Nike, Inc., Class B....................................       719,250
  14,000   The GAP, Inc...........................................       449,750
  24,000   The Men's Wearhouse, Inc. (b)..........................       774,000
  12,000   TJX Companies, Inc.....................................       405,000
  15,000   Vans, Inc. (b).........................................       255,000
                                                                     -----------
                                                                       3,339,875
                                                                     -----------
 Brokerage (1.1%):
   8,000   Alex Brown, Inc........................................       452,000
                                                                     -----------
 Business Services (0.7%):
   9,750   PMT Services, Inc. (b).................................       279,094
                                                                     -----------
 Building Materials (0.4%):
   5,000   NCI Building Systems, Inc. (b).........................       168,750
                                                                     -----------
 Commercial Services (4.8%):
  10,000   Employee Solutions, Inc. (b)...........................       315,000
   8,000   Greenwich Air Services, Inc., Class A (b)..............       196,000
   8,000   Greenwich Air Services, Inc., Class B (b)..............       156,000
  10,500   Paychex, Inc...........................................       505,312
  20,000   Prepaid Legal Services, Inc. (b).......................       370,000
   8,600   Wackenhut Corrections
            Corp. (b).............................................       287,025
                                                                     -----------
                                                                       1,829,337
                                                                     -----------
 Computer, Software & Services (16.1%):
   7,500   Aspen Technologies, Inc. (b)...........................       412,500
  20,000   Auspex Systems, Inc. (b)...............................       300,000
  11,250   Cadence Design Systems, Inc. (b).......................       379,688
  20,000   Cisco Systems, Inc. (b)................................     1,132,500
  36,000   Cognos, Inc. (b).......................................       828,000
  12,500   Comverse Technology, Inc. (b)..........................       381,250
  10,000   Dialogic Corp. (b).....................................       596,250
  12,300   In Focus Systems, Inc. (b).............................       298,275

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                       DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Computer, Software & Services, continued:
   7,000   Microsoft Corp. (b)....................................   $   840,875
   6,000   Peoplesoft, Inc. (b)...................................       427,500
   8,000   Sun Microsystems, Inc. (b).............................       471,000
  15,000   Unisys Corp. (b).......................................       106,875
                                                                     -----------
                                                                       6,174,713
                                                                     -----------
 Cosmetics (0.7%):
  10,000   Nature's Sunshine
            Products, Inc.........................................       255,000
                                                                     -----------
 Department Stores (2.2%):
  15,000   Dollar Tree Stores, Inc. (b)...........................       476,250
  10,000   Kohl's Corp. (b).......................................       366,250
                                                                     -----------
                                                                         842,500
                                                                     -----------
 Drugs (2.8%):
  11,000   Gilead Sciences, Inc. (b)..............................       277,750
  24,000   Jones Medical Industries, Inc..........................       798,000
                                                                     -----------
                                                                       1,075,750
                                                                     -----------
 Electronics (7.6%):
  30,000   Alliance Semiconductor
            Corp. (b).............................................       251,250
  12,500   Analog Devices, Inc. (b)...............................       318,750
  11,000   Applied Materials, Inc. (b)............................       335,500
  25,000   Checkpoint Systems, Inc. (b)...........................       859,375
  10,000   Kent Electronics Corp. (b).............................       312,500
   7,500   Lam Research Corp. (b).................................       195,000
  15,000   Micron Technology, Inc.................................       388,125
  10,000   Vitesse Semiconductor
            Corp. (b).............................................       240,000
                                                                     -----------
                                                                       2,900,500
                                                                     -----------
 Entertainment (2.2%):
   7,500   Circus Circus Enterprises,
            Inc. (b)..............................................       307,500
  10,000   Mirage Resorts, Inc. (b)...............................       540,000
                                                                     -----------
                                                                         847,500
                                                                     -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
STOCK APPRECIATION FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                           JUNE 30, 1996 (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                             MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- --------------------------------------------------------   ----------
 COMMON STOCKS, CONTINUED:
 Environmental Control (1.4%):
  15,000   Allied Waste Industries, Inc. (b).......................   $  133,125
  12,000   United Waste Systems, Inc. (b)..........................      387,000
                                                                      ----------
                                                                         520,125
                                                                      ----------
 Financial Services (3.8%):
  15,000   Aames Financial Corp....................................      538,125
  10,000   Green Tree Financial Corp. (b)..........................      312,500
  27,500   The Money Store, Inc....................................      608,438
      10   Transport Holdings, Inc.,
            Class A (b)............................................          460
                                                                      ----------
                                                                       1,459,523
                                                                      ----------
 Food Service (1.9%):
  15,000   Longhorn Steaks, Inc. (b)...............................      375,000
  10,000   Outback Steakhouse, Inc. (b)............................      344,844
                                                                      ----------
                                                                         719,844
                                                                      ----------
 Homebuilders (1.8%):
  15,000   Cavalier Homes, Inc.....................................      346,875
  16,000   Oakwood Homes Corp......................................      330,000
                                                                      ----------
                                                                         676,875
                                                                      ----------
 Home Improvememt (1.6%):
  40,000   Eagle Hardware And Garden, Inc. (b).....................      610,000
                                                                      ----------
 Hospital Management & Services (1.7%):
  20,000   Prime Medical Services, Inc. (b)........................      347,500
  12,000   Universal Health Services, Inc., Class B (b)............      313,500
                                                                      ----------
                                                                         661,000
                                                                      ----------
 Industrial Machinery (1.0%):
   5,000   JLG Industries, Inc.....................................      371,250
                                                                      ----------
 Insurance (0.0%):
     200   Highlands Insurance Group (b)...........................        3,750
                                                                      ----------
 Lodging (1.3%):
   7,000   HFS, Inc. (b)...........................................      490,000
                                                                      ----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Medical Supplies (1.0%):
  15,000   Mentor Corp............................................   $   382,500
                                                                     -----------
 Metals (0.9%):
  15,000   Placer Dome, Inc.......................................       358,125
                                                                     -----------
 Mining (2.8%):
  15,000   Barrick Gold Corp......................................       406,875
   7,500   Newmont Gold Co........................................       377,812
  25,000   Pegasus Gold, Inc. (b).................................       306,250
                                                                     -----------
                                                                       1,090,937
                                                                     -----------
 Oil Equipment, Wells & Services (7.7%):
  12,000   Ensco International, Inc. (b)..........................       390,000
  30,000   Global Marine, Inc. (b)................................       416,250
  11,000   Pogo Producing Co......................................       419,375
  20,000   Reading & Bates Corp. (b)..............................       442,500
  25,000   Rowan Companies, Inc. (b)..............................       368,750
   5,000   Sonat Offshore Drilling Co.............................       252,500
  15,000   Tidewater, Inc.........................................       658,125
                                                                     -----------
                                                                       2,947,500
                                                                     -----------
 Printing & Publishing (1.0%):
  10,000   Gartner Group, Inc.,
            Class A (b)...........................................       366,250
                                                                     -----------
 Recreational Equipment (1.3%):
  15,000   Callaway Golf Co.......................................       498,750
                                                                     -----------
 Retail (9.3%):
  15,000   Bed Bath & Beyond, Inc. (b)............................       401,250
  10,000   Boise Cascade Office Products Corp. (b)................       346,250
  10,000   Consolidated Stores Corp. (b)..........................       367,500
  15,000   Corporate Express, Inc. (b)............................       600,000
  11,000   PetsMart, Inc. (b).....................................       525,250
  13,500   Regis Corp.............................................       421,875
   9,000   Ross Stores, Inc. .....................................       312,750

                                   Continued

THE RIVERFRONT FUNDS, INC.
STOCK APPRECIATION FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JUNE 30, 1996

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Retail, continued:
  10,000   Tech Data Corp. (b)....................................   $   217,500
   5,000   Tiffany & Co...........................................       365,000
                                                                     -----------
                                                                       3,557,375
                                                                     -----------
 Steel (1.0%)
  10,000   AK Steel Holding Corp..................................       391,250
                                                                     -----------
 Telecommunications (5.2%)
   8,000   Aspect Telecommunications Corp. (b)....................       396,000
  15,000   ECI Telecommunications Limited Designs.................       348,750
   5,000   Glenayre Technologies, Inc. (b)........................       250,000
  10,000   LCI International, Inc. (b)............................       313,750
  12,500   Worldcom, Inc. (b).....................................       692,187
                                                                     -----------
                                                                       2,000,687
                                                                     -----------
 Textiles (2.0%):
   6,500   Tommy Hilfiger Corp. (b)...............................       348,563

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Textiles, continued:
    15,000 G & K Services, Inc., Class A..........................   $   427,500
                                                                     -----------
                                                                         776,063
                                                                     -----------
 Transportation (1.7)%
     7,500 Coachmen Industries, Inc...............................       262,500
    15,000 Conair Holdings, Inc...................................       405,000
                                                                     -----------
                                                                         667,500
                                                                     -----------
  Total Common Stocks                                                 36,714,323
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (2.6%)
 Federal National Mortgage Assoc.:
 1,000,000 Discount Notes, 7/3/96.................................       999,260
                                                                     -----------
  Total U.S. Government Agencies                                         999,260
                                                                     -----------
 INVESTMENT COMPANIES (1.7%):
   649,921 Dreyfus Treasury Prime Fund............................       649,921
                                                                     -----------
  Total Investment Companies                                             649,921
                                                                     -----------
  Total (Cost--$41,721,425)(a)                                       $38,363,504
                                                                     ===========

------
The percentages indicated are based on net assets of $38,378,298.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........ $  7,467,921
    Unrealized depreciation........   (1,637,166)
                                    ------------
    Net unrealized appreciation.... $  5,830,755
                                    ============

(b) Non-income producing security.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1996
                                  (UNAUDITED)

1. ORGANIZATION:

  The Riverfront Funds, Inc. (the "Fund"), was organized as a Maryland corporation on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is authorized to issue six series of shares of capital stock, representing interests in different portfolios of securities as follows: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Flexible Growth Fund and The Riverfront Stock Appreciation Fund (each, a "Portfolio"; and collectively, the "Portfolios").

  The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The investment objective of the U.S. Government Income Fund is to seek a high level of current income by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The investment objective of the Income Equity Fund is to seek a high level of investment income through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the Ohio Tax-Free Bond Fund is to seek income exempt from federal and state income taxes and preservation of capital through bonds or notes issued by the State of Ohio. The investment objective of the Flexible Growth Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Stock Appreciation Fund is to seek capital growth by investing primarily in common stocks.

  The Fund is authorized to issue 3,000,000,000 shares with a par value of $.001. Sales of shares of the Portfolios may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

  The U.S. Government Income Fund, the Income Equity Fund, the Ohio Tax-Free Bond Fund, the Flexible Growth Fund and the Stock Appreciation Fund (collectively, "the variable net asset value funds") each offers two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Portfolios' prospectuses. Certain redemptions of the Investor B Shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Portfolios' prospectuses. Each share class has identical rights and privileges, except with respect to distribution and services (12b-1) fees paid by each share class, voting rights on matters affecting a single share class, and the exchange privileges of each share class.

2. SIGNIFICANT ACCOUNTING POLICIES:

  The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)

  reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

  Investments in common and preferred stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations on the principal exchange (closing sales prices if the over-the-counter National Market System) in which such securities are normally traded. Short-term investments maturing in 60 days or less are valued at amortized cost which, combined with accrued interest, approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value by the investment adviser under the supervision of the Fund's Board of Directors. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

  SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  REPURCHASE AGREEMENTS:

  The Portfolios may acquire repurchase agreements from financial institutions such as banks and broker dealers which Provident, as investment adviser or the Portfolio's sub-investment adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. These differences are due primarily to differing treatments for dollar roll transactions, the deferral of certain losses and expiring capital loss carryforwards.

  FEDERAL INCOME TAXES:

  It is the policy of each Portfolio to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  OTHER:

  Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the portfolios, generally on the basis of relative net assets.

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1996 are as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------
   U.S. Government Income Fund......................... $10,036,208  $13,633,145
   Income Equity Fund.................................. $53,911,172  $53,175,699
   Ohio Tax-Free Bond Fund............................. $   499,504  $   716,491
   Flexible Growth Fund................................ $15,044,234  $ 8,647,209
   Stock Appreciation Fund............................. $31,930,644  $35,070,302

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)
4. CAPITAL SHARE TRANSACTIONS:

  Transactions in capital shares for the Fund were as follows:

                          U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND        U.S. GOVERNMENT INCOME FUND
                          ----------------------------  -----------------------------
                           SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                              ENDED      DECEMBER 31,       ENDED       DECEMBER 31,
                          JUNE 30, 1996      1995       JUNE 30, 1996       1995
                          -------------  -------------  --------------  -------------
                           (UNAUDITED)                   (UNAUDITED)
  CAPITAL TRANSACTIONS:
  INVESTOR A SHARES:
   Proceeds from shares
    issued..............  $ 187,416,065  $ 331,872,719   $   1,130,930   $   4,352,572
   Proceeds from shares
    issued in connection
    with acquisition....            --       4,865,634             --              --
   Dividends reinvested.      1,076,488      1,518,099         195,234         569,125
   Shares redeemed......   (173,004,224)  (330,133,820)     (2,338,203)     (4,089,227)
                          -------------  -------------   -------------   -------------
   Change in net assets
    from Investor A
    share transactions..  $  15,488,329  $   8,122,632   $  (1,012,039)  $     832,470
                          =============  =============   =============   =============
  INVESTOR B SHARES:
   Proceeds from shares
    issued..............            --             --    $     228,676   $   1,317,928
   Dividends reinvested.            --             --           21,056           9,712
   Shares redeemed......                                      (274,140)        (96,002)
                          -------------  -------------   -------------   -------------
   Change in net assets
    from Investor B
    share transactions..            --             --    $     (24,408)  $   1,231,638
                          =============  =============   =============   =============
  SHARE TRANSACTIONS:
  INVESTOR A SHARES:
   Issued...............    187,416,065    331,872,719         119,163         469,561
   Issued in connection
    with acquisition....            --       4,865,634             --              --
   Reinvested...........      1,076,488      1,518,099          20,586          60,733
   Redeemed.............   (173,004,224)  (330,133,820)       (246,569)       (435,482)
                          -------------  -------------   -------------   -------------
   Change in Investor A
    Shares..............     15,488,329      8,122,632        (106,820)         94,812
                          =============  =============   =============   =============
  INVESTOR B SHARES:
   Issued...............            --             --           21,244         123,342
   Reinvested...........            --             --            1,961             903
   Redeemed.............            --             --          (25,516)         (8,962)
                          -------------  -------------   -------------   -------------
   Change in Investor B
    Shares..............            --             --           (2,311)        115,283
                          =============  =============   =============   =============

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)

                              INCOME EQUITY FUND             OHIO TAX-FREE FUND
                          ----------------------------   ----------------------------
                           SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                              ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                          JUNE 30, 1996       1995       JUNE 30, 1996       1995
                          ------------    ------------   -------------   ------------
                           (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
INVESTOR A SHARES:
 Proceeds from shares
  issued ..............   $  5,267,395    $  9,389,602    $     39,306    $    297,450
 Proceeds from shares
  issued in connection
  with acquisition ....           --         9,727,219            --              --
 Dividends reinvested .        480,302       8,635,353           2,841           8,453
 Shares redeemed ......     (4,221,291)     (7,219,484)       (301,788)       (109,278)
                          ------------    ------------    ------------    ------------
 Change in net assets
  from Investor A share
  transactions ........   $  1,526,406    $ 20,532,690    $   (259,641)   $    196,625
                          ============    ============    ============    ============
INVESTOR B SHARES:
 Proceeds from shares
  issued ..............   $  1,676,116    $  2,765,814    $    212,984    $    598,493
 Dividends reinvested .        226,984          13,294           8,538           9,755
 Shares redeemed ......       (134,014)        (43,350)       (152,303)         (5,034)
                          ------------    ------------    ------------    ------------
 Change in net assets
  from Investor B share
  transactions ........   $  1,769,086    $  2,735,758    $     69,219    $    603,214
                          ============    ============    ============    ============
SHARE TRANSACTIONS:
INVESTOR A SHARES:
 Issued ...............        428,872         828,287           3,723          29,259
 Issued in connection
  with acquisition ....           --           793,942            --              --
 Reinvested ...........         39,085         763,006             274             833
 Redeemed .............       (341,894)       (630,554)        (28,642)        (10,732)
                          ------------    ------------    ------------    ------------
 Change in Investor A
  Shares ..............        126,063       1,754,681         (24,645)         19,360
                          ============    ============    ============    ============
INVESTOR B SHARES:
 Issued ...............        133,817         241,570          19,983          57,922
 Reinvested ...........         19,185           1,125             806             927
 Redeemed .............        (10,676)         (3,605)        (14,400)           (491)
                          ------------    ------------    ------------    ------------
 Change in Investor B
  Shares ..............        142,326         239,090           6,389          58,358
                          ============    ============    ============    ============

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)

                               FLEXIBLE GROWTH FUND       STOCK APPRECIATION FUND
                            --------------------------   --------------------------
                             SIX MONTHS     YEAR ENDED     SIX MONTHS    YEAR ENDED
                                ENDED      DECEMBER 31,       ENDED     DECEMBER 31,
                            JUNE 30, 1996      1995       JUNE 30, 1996   1995(a)
                            -------------  ------------   ------------- ------------
                             (UNAUDITED)                   (UNAUDITED)
  CAPITAL TRANSACTIONS:
  INVESTOR A SHARES:
   Proceeds from shares
    issued ..............   $ 4,796,993    $ 6,257,968    $ 1,721,983    $   738,522
   Dividends reinvested .       138,211        282,271            554      1,542,781
   Shares redeemed ......      (967,355)      (717,635)    (7,182,625)    (3,611,887)
                            -----------    -----------    -----------    -----------
   Change in net assets
    from Investor A share
    transactions ........   $ 3,967,849    $ 5,822,604    $(5,460,088)   $(1,330,584)
                            ===========    ===========    ===========    ===========
  INVESTOR B SHARES:
   Proceeds from shares
    issued ..............   $ 4,097,636    $ 4,818,782    $   539,518    $    71,986
   Dividends reinvested .       113,889         52,617           --             --
   Shares redeemed ......      (351,841)      (188,581)       (17,738)          --
                            -----------    -----------    -----------    -----------
   Change in net assets
    from Investor B share
    transactions ........   $ 3,859,684    $ 4,682,818    $   521,780    $    71,986
                            ===========    ===========    ===========    ===========
  SHARE TRANSACTIONS:
  INVESTOR A SHARES:
   Issued ...............       426,109        593,056        174,475         76,082
   Reinvested ...........        12,288         25,863             59        164,279
   Redeemed .............       (86,427)       (65,727)      (743,214)      (370,208)
                            -----------    -----------    -----------    -----------
   Change in Investor A
    Shares ..............       351,970        553,192       (568,680)      (129,847)
                            ===========    ===========    ===========    ===========
  INVESTOR B SHARES:
   Issued ...............       351,973        442,046         53,681          7,299
   Reinvested ...........         9,807          4,698           --             --
   Redeemed .............       (30,395)       (16,667)        (1,720)          --
                            -----------    -----------    -----------    -----------
   Change in Investor B
    Shares ..............       331,385        430,077         51,961          7,299
                            ===========    ===========    ===========    ===========

--------
(a) Period from date acquired by Riverfront Stock Appreciation Fund.

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30,1996
                                  (UNAUDITED)

5.RELATED PARTY TRANSACTIONS

  Provident has entered into an Investment Advisory Agreement with the Fund whereby Provident supervises and manages the investment and reinvestment of the assets of the U.S. Government Securities Money Market Fund, the U.S. Government Income Fund, the Ohio Tax-Free Bond Fund and the Stock Appreciation Fund. Under the terms of the Investment Advisory Agreement, Provident is entitled to receive fees based on a percentage of the average net assets of each Portfolio.

  Pursuant to the terms of the Investment Advisory Agreement with the Fund, Provident has entered into Sub-Investment Advisory Agreements with DePrince, Race & Zollo, Inc. ("DRZ"), for the Income Equity Fund and with James Investment Research ("JIR") for the Flexible Growth Fund. DRZ and JIR provide investment advice to and supervise the investment program of the Income Equity Fund and the Flexible Growth Fund, respectively. Under the terms of the Sub-Investment Advisory Agreements, JIR receives from Provident fees calculated at 0.50% of the average daily net assets of the Flexible Growth Fund, and DRZ receives from Provident fees calculated at 0.50% of average daily net assets up to $55 million of the Income Equity Fund and 0.55% of average daily net assets above $55 million for this Fund.

  In addition to serving as Investment Adviser, Provident serves as custodian and fund accountant to the Portfolios. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Portfolio.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of the BISYS Group, Inc.

  BISYS, with whom certain officers and a director of the Fund are affiliated, serves the Fund as administrator, principal underwriter and distributor. Such officers and director are paid no fees directly by the Portfolios for serving as officers and as director of the Fund. Under the terms of the Administration Agreement, BISYS' fees are computed at 0.20% of the average daily net assets of each Portfolio.

  Provident also serves as transfer agent and shareholder servicing agent to the Fund and BISYS Ohio serves as sub-transfer agent for the Investor B Shares. Under the terms of the Master Transfer and Record-keeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Portfolio and certain out-of-pocket expenses. Under the terms of the Shareholder Servicing Agreement, Provident may receive a fee computed daily at an annual rate of up to 0.25% of the average daily net assets of certain shares of each Portfolio. This fee may be used to reimburse BISYS or other providers of record keeping and/or administrative support services. As of June 30, 1996, there were no shareholder servicing agreements entered into on behalf of any of the Portfolios.

  The Fund has adopted an Investor A Distribution Plan ("Investor A Plan") and an Investor B Distribution and Services Plan ("Investor B Plan"), each in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Investor A Plan, each Portfolio is authorized to pay or reimburse BISYS, as distributor of Investor A Shares, a periodic amount, calculated at an annual rate not to exceed 0.25% of the

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)

  average daily net asset value of Investor A Shares of each Portfolio. Pursuant to the Investor B Plan, each variable net asset value fund is authorized to pay or reimburse BISYS, as distributor of Investor B Shares,
  (a) a distribution fee in an amount not to exceed, on an annual basis, 0.75% of the average daily net asset value of Investor B Shares of that Portfolio and (b) a service fee in an amount not to exceed 0.25% of the average daily net asset value of Investor B Shares of that Portfolio. These fees may be used by BISYS to pay banks, broker dealers and other institutions, including Provident, DRZ and JIR, or to reimburse BISYS or its affiliates, to finance any activity which is principally intended to result in the sale of shares or to compensate for providing shareholder services. For the six months ended June 30, 1996, BISYS received $163,841 from commissions on sales of capital shares, of which $10,697 was reallowed to the affiliated brokers.

  Provident and certain of its affiliates own shares of Portfolios of the Fund. As of June 30, 1996, the aggregate value of capital shares owned by Provident and its affiliates were as follows (amounts in thousands):

   U.S. Government Income Fund..................................... $23,490,656
   Ohio Tax-Free Bond Fund......................................... $10,220,000

  Fees may be voluntarily reduced or reimbursed to assist the Portfolios in maintaining competitive expense ratios.

  Information regarding these transactions is as follows for the six months ended June 30, 1996:

                                     U.S. GOVERNMENT                    INCOME
                                     SECURITIES MONEY  U.S. GOVERNMENT  EQUITY
                                       MARKET FUND       INCOME FUND     FUND
                                     ----------------  ---------------  -------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee
   reductions (percentage of average
   daily net assets).................         0.15%           0.40%       0.95%
  Voluntary fee reductions...........          --              --      $17,346
  ADMINISTRATION FEES:
  Annual fee (percentage of average
   net assets).......................         0.20%           0.20%       0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................         0.25%           0.25%       0.25%
  Voluntary fee reductions...........     $213,848         $13,694     $12,400
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average
   net assets).......................        NA               1.00%       1.00%
  CUSTODIAN AND ACCOUNTING FEES:.....     $ 42,748         $18,129     $51,348
  TRANSFER AGENT FEES:...............     $ 34,381         $18,236     $24,538
  REIMBURSED FEES:...................          --              --      $ 3,363

                                   Continued

THE RIVERFRONT FUNDS, INC.

                                 JUNE 30, 1996
                                  (UNAUDITED)

                                                                      STOCK
                                         OHIO TAX-FREE  FLEXIBLE   APPRECIATION
                                           BOND FUND   GROWTH FUND     FUND
                                         ------------- ----------- ------------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee
   reductions (percentage of average
   daily net assets)....................       0.50%        0.90%       0.80%
  Voluntary fee reductions..............    $ 5,643      $17,547         --
  ADMINISTRATION FEES:
  Annual fee (percentage of average net
   assets)..............................       0.20%        0.20%       0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee
   reductions (percentage of average net
   assets)..............................       0.25%        0.25%       0.25%
  Voluntary fee reductions..............        --       $ 4,985         --
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average net
   assets)..............................       1.00%        1.00%       1.00%
  CUSTODIAN AND ACCOUNTING FEES:........    $ 7,911      $13,716     $29,161
  TRANSFER AGENT FEES:..................    $12,462      $12,755     $18,115
  REIMBURSED FEES:......................        --       $ 1,710         --

  --------
  NA--Not applicable

THE RIVERFRONT FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                              U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                           -------------------------------------------------------------------------------
                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------
                           SIX MONTHS                                                         OCTOBER 1,
                             ENDED                                                             1992 TO
                            JUNE, 30                                                          DECEMBER 31,
                              1996               1995           1994(d)         1993(d)       1992(a)(d)
                           -----------        -----------     -----------     -----------     ------------
                           (UNAUDITED)
                           -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD ...   $      1.00        $      1.00     $      1.00     $      1.00     $      1.00
                           -----------        -----------     -----------     -----------     -----------
INVESTMENT ACTIVITIES
 Net investment income .          0.02               0.05            0.04            0.03            0.01
                           -----------        -----------     -----------     -----------     -----------
DISTRIBUTIONS
 Net investment income .         (0.02)             (0.05)          (0.04)          (0.03)          (0.01)
                           -----------        -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF
 PERIOD ................   $      1.00        $      1.00     $      1.00     $      1.00     $      1.00
                           ===========        ===========     ===========     ===========     ===========
Total Return ...........          2.39%(b)           5.52%           3.78%           2.90%           0.80%(b)
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000) ..........   $   172,984        $   157,495     $   149,374     $   133,207     $    37,083
Ratio of expenses to
 average net assets ....          0.60%(c)           0.58%           0.51%           0.32%           0.01%(c)
Ratio of net investment
 income to average net
 assets ................          4.75%(c)           5.34%           3.70%           2.85%           3.09%(c)
Ratio of expenses to
 average net assets* ...          0.85%(c)           0.83%           0.80%           0.42%           0.68%(c)
Ratio of net investment
 income to average net
 assets* ...............          4.50%(c)           5.09%           3.41%           2.75%           2.42%(c)

------
* During the period, certain fees were voluntarily reduced and/or reduced reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Audited by other auditors.

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT INCOME FUND
                         ---------------------------------------------------------------------------------------------------------
                                    SIX MONTHS                              JANUARY 17,
                                       ENDED                YEAR ENDED        1995 TO
                                     JUNE 30,              DECEMBER 31,     DECEMBER 31,
                                       1996                    1995           1995(a)              YEARS ENDED DECEMBER 31,
                         -----------------------------     ------------     ------------    --------------------------------------
                         INVESTOR A        INVESTOR B       INVESTOR A       INVESTOR B     1994(f)        1993(f)      1992(b)(f)
                         -----------       -----------     ------------     ------------    -------        -------      ----------
                         (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...  $     9.71       $    10.95      $     8.92       $    10.00      $     9.91    $     9.76    $    10.00
                          ----------       ----------      ----------       ----------      ----------    ----------    ----------
INVESTMENT ACTIVITIES
 Net investment income .        0.26             0.24            0.54             0.43            0.54          0.51          0.10
 Net realized and
  unrealized gains
  (losses) from
  investments ..........       (0.37)           (0.42)           0.79             0.94           (0.99)         0.20         (0.23)
                          ----------       ----------      ----------       ----------      ----------    ----------    ----------
  Total from Investment
    Activities .........       (0.11)           (0.18)           1.33             1.37           (0.45)         0.71         (0.13)
                          ----------       ----------      ----------       ----------      ----------    ----------    ----------
DISTRIBUTIONS
 Net investment income .       (0.26)           (0.24)          (0.54)           (0.42)          (0.54)        (0.50)        (0.10)
 In excess of net
   investment income ...        --               --              --               --              --           (0.06)        (0.01)
                          ----------       ----------      ----------       ----------      ----------    ----------    ----------
  Total Distributions ..       (0.26)           (0.24)          (0.54)           (0.42)          (0.54)        (0.56)        (0.11)
                          ----------       ----------      ----------       ----------      ----------    ----------    ----------
NET ASSET VALUE, END OF
 PERIOD ................  $     9.34       $    10.53      $     9.71       $    10.95      $     8.92    $     9.91    $     9.76
                          ==========       ==========      ==========       ==========      ==========    ==========    ==========
Total Return (excludes
 sales/redemption
 charge) ...............      (1.19)%(g)       (1.61)%(g)       15.22%           13.96%(e)       (4.64)%        7.38%        (1.31)%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000) ..........  $   34,145       $    1,190      $   36,538       $    1,263      $   32,721    $   30,078    $   24,588
Ratio of expenses to
 average net assets ....        1.14%(c)         1.93%(c)        1.09%            1.90%(c)        0.86%         0.65%         0.66%
Ratio of net investment
 income to average net
 assets ................        5.43%(c)         4.65%(c)        5.74%            4.80%(c)        5.78%         5.05%         4.00%
Ratio of expenses to
 average net assets* ...        1.22%(c)         1.93%(c)        1.18%            1.90%(c)        1.14%         1.08%         1.06%
Ratio of net investment
 income to average net
 assets* ...............        5.35%(c)         4.65%(c)        5.65%            4.80%(c)        5.49%         4.62%         3.60%
Portfolio Turnover .....          30%(d)           30%(d)          75%(d)           75%(d)          83%          220%          117%

------
  * During the period, certain fees were voluntarily reduced and/or reimbursued. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Investment operations and sales of shares to the public began on October 1, 1992.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(f) Audited by other auditors.
(g) Not annualized

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                                INCOME EQUITY FUND
                         ------------------------------------------------------------------------
                               SIX MONTHS                           JANUARY 17,
                                  ENDED               YEAR ENDED      1995 TO        YEARS ENDED DECEMBER 31,
                                JUNE 30,             DECEMBER 31,   DECEMBER 31,  ----------------------------
                                  1996                   1995         1995(a)     1994(f)  1993(f)  1992(b)(f)
                         -------------------------   ------------   ------------  -------  -------  ----------
                         INVESTOR A    INVESTOR B     INVESTOR A     INVESTOR B
                         -----------   -----------   ------------   ------------
                         (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.70       $ 11.85       $ 10.15         $10.00     $ 10.63  $ 10.78   $ 10.00
                           -------       -------       -------         ------     -------  -------   -------
INVESTMENT ACTIVITIES
 Net investment income..      0.10          0.05          0.27           0.13        0.32     0.28      0.08
 Net realized and
  unrealized gains from
  investments...........      1.00          1.00          2.89           2.78         --      1.01      0.80
                           -------       -------       -------         ------     -------  -------   -------
  Total from Investment
 Activities.............      1.10          1.05          3.16           2.91        0.32     1.29      0.88
                           -------       -------       -------         ------     -------  -------   -------
DISTRIBUTIONS
 Net investment income..     (0.10)        (0.05)        (0.27)         (0.13)      (0.31)   (0.27)    (0.08)
 In excess of net
 investment income......       --            --            --             --          --     (0.03)    (0.01)
 Net realized gains.....       --            --          (1.34)         (0.93)      (0.49)   (1.14)      --
 In excess of net
 realized gains.........       --            --            --             --          --       --      (0.01)
                           -------       -------       -------         ------     -------  -------   -------
  Total Distributions...     (0.10)        (0.05)        (1.61)         (1.06)      (0.80)   (1.44)    (0.10)
                           -------       -------       -------         ------     -------  -------   -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 12.70       $ 12.85       $ 11.70         $11.85     $ 10.15  $ 10.63   $ 10.78
                           =======       =======       =======         ======     =======  =======   =======
Total Return (excludes
 sales/redemption
 charge)................      9.43%(g)      8.88%(g)     31.45%         29.28%(e)    3.08%   12.11%     8.74%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $67,612       $ 4,900       $60,845         $2,833     $34,965  $24,387   $12,262
Ratio of expenses to
 average net assets.....      1.72%(c)      2.47%(c)      1.49%          2.46%(c)    1.30%    1.47%     1.48%
Ratio of net investment
 income to average net
 assets.................      1.63%(c)      0.85%(c)      2.27%          1.12%(c)    2.93%    2.55%     3.16%
Ratio of expenses to
 average net assets*....      1.82%(c)      2.52%(c)      1.74%          2.51%(c)    1.58%    1.64%     2.02%
Ratio of net investment
 income to average net
 assets*................      1.53%(c)      0.80%(c)      2.02%          1.07%(c)    2.65%    2.38%     2.62%
Portfolio Turnover......        81%(d)        81%(d)       180%(d)        180%(d)     119%     145%       12%
Average commission rate
 paid (h)...............   $0.0405       $0.0405           --             --          --       --        --

------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Investment operations and sales of shares to the public began on October 1, 1992.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(f) Audited by other auditors.
(g) Not annualized.
(h) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                             OHIO TAX-FREE BOND FUND
                         -------------------------------------------------------------------------
                               SIX MONTHS                  YEAR        JANUARY 17   FROM AUGUST 1,
                                  ENDED                   ENDED         1995 TO      1994 THROUGH
                                JUNE 30,               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  1996                     1995         1995(a)       1994(a)(e)
                         --------------------------    ------------   ------------  --------------
                         INVESTOR A     INVESTOR B      INVESTOR A     INVESTOR B
                         -----------    -----------    ------------   ------------
                         (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.51        $10.73         $  9.83         $10.00        $ 10.00
                           -------        ------         -------         ------        -------
INVESTMENT ACTIVITIES
 Net investment income..      0.20          0.16            0.39           0.27           0.12
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.29)        (0.28)           0.67           0.73          (0.17)
                           -------        ------         -------         ------        -------
  Total from Investment
    Activities..........     (0.09)        (0.12)           1.06           1.00          (0.05)
                           -------        ------         -------         ------        -------
DISTRIBUTIONS
 Net investment income..     (0.20)        (0.16)          (0.38)         (0.27)         (0.12)
                           -------        ------         -------         ------        -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 10.22        $10.45         $ 10.51         $10.73        $  9.83
                           =======        ======         =======         ======        =======
Total Return (excludes
 sales/redemption
 charge)................     (0.85)%(d)    (1.16)%(d)      10.96%         10.10%(d)      (0.47)%(d)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...........   $10,538        $  677         $11,091         $  626        $10,190
Ratio of expenses to
 average net assets.....      1.46%(c)      2.17%(c)        1.49%          2.27%(c)       1.08%(c)
Ratio of net investment
 income to average net
 assets.................      3.88%(c)      3.17%(c)        3.77%          3.01%(c)       2.92%(c)
Ratio of expenses to
 average net assets*....      1.56%)(c)     2.27%(c)        1.64%          2.41%(c)       1.44%(c)
Ratio of net investment
 income to average net
 assets*................      3.78%(c)      3.08%(c)        3.62%          2.87%(c)       2.56%(c)
Portfolio Turnover......         5%(b)         5%(b)          34%(b)         34%(b)         29%

------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(c) Annualized.
(d) Not annualized.
(e) Audited by other auditors.


                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                                FLEXIBLE GROWTH FUND
                         ---------------------------------------------------------------------------
                               SIX MONTHS                            JANUARY 17,   FROM SEPTEMBER 1,
                                  ENDED                 YEAR ENDED     1995 TO       1994 THROUGH
                                JUNE 30,               DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                  1996                     1995        1995(a)        1994(a)(f)
                         --------------------------    ------------  ------------  -----------------
                         INVESTOR A     INVESTOR B      INVESTOR A    INVESTOR B
                         -----------    -----------    ------------  ------------
                         (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.36        $ 11.70         $ 9.79        $10.00          $10.00
                           -------        -------         ------        ------          ------
INVESTMENT ACTIVITIES
 Net investment income..      0.17           0.12           0.35          0.25            0.10
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.26)         (0.26)          1.66          1.79           (0.18)
                           -------        -------         ------        ------          ------
  Total from Investment
    Activities..........     (0.09)         (0.14)          2.01          2.04           (0.08)
                           -------        -------         ------        ------          ------
DISTRIBUTIONS
 Net investment income..     (0.17)         (0.12)         (0.34)        (0.24)          (0.13)
 Net realized gains.....       --             --           (0.10)        (0.10)            --
                           -------        -------         ------        ------          ------
  Total Distributions...     (0.17)         (0.12)         (0.44)        (0.34)          (0.13)
                           -------        -------         ------        ------          ------
NET ASSET VALUE, END OF
 PERIOD.................   $ 11.10        $ 11.44         $11.36        $11.70          $ 9.79
                           =======        =======         ======        ======          ======
Total Return (excludes
 sales redemption
 charge)................     (0.83)%(e)     (1.09)%(e)     20.83%        20.53%(c)       (0.82)%(e)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...........   $13,121        $ 8,710         $9,427        $5,030          $2,709
Ratio of expenses to
 average net assets.....      1.55%(d)       2.36%(d)       1.28%         2.04%(d)        1.48%(d)
Ratio of net investment
 income to average net
 assets.................      2.99%(d)       2.19%(d)       3.48%         2.69%(d)        4.01%(d)
Ratio of expenses to
 average net assets*....      1.86%(d)       2.56%(d)       1.67%         2.84%(d)        4.61%(d)
Ratio of net investment
 income to average net
 assets*................      2.68%(d)       1.99%(d)       3.09%         1.89%(d)        0.88%(d)
Portfolio Turnover......        52%(b)         52%(b)         13%(b)        13%(b)           1%
Average commission rate
 paid (h)...............   $0.0043        $0.0043            --            --              --

------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(c) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(d) Annualized.
(e) Not annualized.
(f) Audited by other auditors.
(h) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                                                         STOCK APPRECIATION FUND
                         --------------------------------------------------------------------------------------------------------
                               SIX MONTHS             FROM OCTOBER 1, FROM OCTOBER 1,
                                  ENDED                1995 THROUGH    1995 THROUGH        YEARS ENDED SEPTEMBER 30,
                                JUNE 30,               DECEMBER 31,    DECEMBER 31,    ------------------------------------------
                                  1996                    1995(b)       1995(a)(b)     1995(f)    1994(f)     1993(f)    1992(f)
                         --------------------------   --------------- ---------------  -------    -------    ----------  -------
                         INVESTOR A     INVESTOR B      INVESTOR B                                           INVESTOR A
                         -----------    -----------   ---------------                                        ----------
                         (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.50        $  9.91      $ 10.00         $10.00          $  8.25    $ 10.18     $  7.98    $  7.70
                           -------        -------      -------         ------          -------    -------     -------    -------
INVESTMENT ACTIVITIES
 Net investment loss....     (0.06)         (0.06)       (0.01)         (0.01)           (0.07)     (0.12)      (0.17)     (0.08)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.64           0.60        (0.12)         (0.08)            2.14      (1.26)       2.57       1.41
                           -------        -------      -------         ------          -------    -------     -------    -------
  Total from Investment
    Activities..........      0.58           0.54        (0.13)         (0.09)            2.07      (1.38)       2.40       1.33
                           -------        -------      -------         ------          -------    -------     -------    -------
DISTRIBUTIONS
 Net realized gains.....       --             --         (0.37)           --             (0.32)     (0.55)      (0.20)     (1.05)
                           -------        -------      -------         ------          -------    -------     -------    -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 10.08        $ 10.45      $  9.50         $ 9.91          $ 10.00    $  8.25     $ 10.18    $  7.98
                           =======        =======      =======         ======          =======    =======     =======    =======
Total Return (excludes
 sales/redemption
 charge)................      6.11%(c)       5.45%(c)   (1.20)%(c)     (0.90)%(c)        25.12%    (13.91)%     30.61%     16.69%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $37,759        $   619      $40,995         $   72          $44,500    $47,880     $59,330    $28,750
Ratio of expenses to
 average net assets.....      1.86%(d)       2.55%(d)     1.76%(d)       2.30%(d)         2.61%      2.44%       2.47%      2.70%
Ratio of net investment
 loss to average net
 assets.................     (1.19)%(d)     (1.94)%(d)   (0.49)%(d)     (1.69)%(d)       (0.73)%    (1.35)%     (1.85)%    (1.00)%
Ratio of expenses to
 average net assets*....      1.86%(d)       2.55%(d)     1.77%(d)       2.39%(d)             (g)        (g)         (g)        (g)
Ratio of net investment
 loss to average net
 assets*................     (1.19)%(d)     (1.94)%(d)   (0.50)%(d)     (1.78)%(d)            (g)        (g)         (g)        (g)
Portfolio Turnover......        87%(e)         87%(e)       46%(e)         46%(e)          197%       254%        216%        288%
Average commission rate
 paid (h)...............   $0.0019        $0.0019          --             --               --         --          --          --

------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of the net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.
(h) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Directors
The Riverfront Funds, Inc.


We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of The Riverfront Funds, Inc. (comprising, respectively, U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Flexible Growth Fund, and Stock Appreciation Fund) as of December 31, 1995, and the related statements of operations, and changes in net assets and the financial highlights for the year then ended of U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, and Flexible Growth Fund, and from October 1, 1995 to December 31, 1995 of Stock Appreciation Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, and Flexible Growth Fund for the periods prior to January 1, 1995, were audited by other auditors whose report dated January 20, 1995, expressed an unqualified opinion on those statements and financial highlights. The financial statements and financial highlights of the Stock Appreciation Fund for the years ended prior to October 1, 1995, were audited by other auditors whose report dated October 11, 1995, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Riverfront Funds, Inc. at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the respective periods ended December 31, 1995 in conformity with generally accepted accounting principles.


                                        /s/ Ernst and Young LLP

Cincinnati, Ohio
January 15, 1996

THE RIVERFRONT FUNDS, INC.

                      Statement of Assets and Liabilities
                               December 31, 1995

                                                                            U.S. Government
                                                                           Securities Money    U.S. Government       Income
                                                                             Market Fund         Income Fund       Equity Fund
                                                                            -------------       -------------     -------------
                             ASSETS:
Investments, at value                                                       $  99,079,165       $  37,305,693     $  62,969,968
Repurchase agreements                                                          59,137,000
                                                                            -------------       -------------     -------------
       Total Investments                                                      158,216,165          37,305,693        62,969,968
Interest receivable                                                                32,077             495,240           218,178
Receivable for capital shares issued                                                                    1,883            19,306
Receivable from brokers for investments sold                                                                          1,123,881
Receivable from investment adviser                                                                     42,403            69,570
Prepaid expenses and other assets                                                  14,492               1,487             6,924
                                                                            -------------       -------------     -------------
       Total Assets                                                           158,262,734          37,846,706        64,407,827
                                                                            -------------       -------------     -------------
                          LIABILITIES:
Dividends payable                                                                 668,431               4,750           219,989
Payable for capital shares redeemed                                                                                      13,933
Payable to brokers for investments purchased                                                                            404,849
Accrued expenses and other payables:
  Investment advisory fees                                                         24,438              12,899            48,471
  Administration fees                                                              29,047               6,450            10,203
  Audit and legal fees                                                             22,846               7,142             7,299
  Other                                                                            22,473              14,290            24,694
                                                                            -------------       -------------     -------------
       Total Liabilities                                                          767,235              45,531           729,438
                                                                            -------------       -------------     -------------
                           NET ASSETS:
Capital                                                                       157,497,789          38,263,873        58,269,402
Undistributed net investment income                                                                     7,806
Net unrealized appreciation from investments                                                        1,436,834         5,381,996
Accumulated undistributed net realized gains (losses) from investment
  transactions                                                                     (2,290)         (1,907,338)           26,991
                                                                            -------------       -------------     -------------
       Net Assets                                                           $ 157,495,499         $37,801,175     $  63,678,389
                                                                            =============       =============     =============
Net Assets
  Investor A Shares                                                         $ 157,495,499       $  36,538,296     $  60,845,149
  Investor B Shares                                                                                 1,262,879         2,833,240
                                                                            -------------       -------------     -------------
       Total                                                                $ 157,495,499         $37,801,175     $  63,678,389
                                                                            =============       =============     =============
Shares of capital stock
  Investor A Shares                                                           157,497,789           3,762,748         5,199,892
  Investor B Shares                                                                                   115,283           239,090
                                                                            -------------       -------------     -------------
       Total                                                                  157,497,789           3,878,031         5,438,982
                                                                            =============       =============     =============
Net asset value
  Investor A Shares--redemption price per share                             $        1.00       $        9.71             11.70
  Investor B Shares--offering price per share*                                                          10.95             11.85
                                                                            =============       =============     =============
Maximum Sales Charge (Investor A)                                                                        4.50%             4.50%
                                                                                                =============     =============
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net asset
  value adjusted to nearest cent) per share (Investor A)                    $        1.00(a)    $       10.17             12.25
                                                                            =============       =============     =============
Investments, at cost                                                        $ 158,216,165       $  35,868,859     $  57,587,972
                                                                            =============       =============     =============


(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
 * Redemption price of Investor B Shares varies based on length of time shares are held.


                       See notes to financial statements

THE RIVERFRONT FUNDS, INC.


                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1995

                                                                  Ohio Tax-Free Flexible Growth  Stock Appreciation
                                                                    Bond Fund        Fund             Fund
                                                                   -----------    -----------    ------------------
                            ASSETS:
Investments, at value                                              $11,650,714    $14,811,639       $39,420,991
Repurchase agreements                                                                                 1,579,159
                                                                   -----------    -----------       -----------
       Total Investments                                            11,650,714     14,811,639        41,000,150
Interest receivable                                                     76,834        122,851            26,709
Receivable for capital shares issued                                                   22,430            44,007
Receivable from investment adviser                                         612         58,705
Unamortized organization costs                                           5,825          2,049            48,231
Prepaid expenses and other assets                                          620          4,372             3,943
                                                                   -----------    -----------       -----------
       Total Assets                                                 11,734,605     15,022,046        41,123,040
                                                                   -----------    -----------       -----------
                         LIABILITIES:
Dividends payable                                                        1,449         51,444
Payable for capital shares redeemed                                                    17,633
Payable to brokers for investments purchased                                          474,680
Accrued expenses and other payables:
  Investment advisory fees                                               3,976          7,238            27,648
  Administration fees                                                    1,988          2,413             6,912
  Audit and legal fees                                                   3,299          2,945               279
  Other                                                                  6,852          8,799            21,029
                                                                   -----------    -----------       -----------
       Total Liabilities                                                17,564        565,152         55,868
                                                                   -----------    -----------       -----------
                          NET ASSETS:
Capital                                                             11,153,013     13,247,718        33,949,349
Undistributed net investment income                                      5,459          9,166
Net unrealized appreciation from investments                           558,379      1,200,010         7,117,823
Accumulated undistributed net realized gains from
    investment transactions                                                190
                                                                   -----------    -----------       -----------
       Net Assets                                                  $11,717,041    $14,456,894       $41,067,172
                                                                   ===========    ===========       ===========
Net Assets
  Investor A Shares                                                $11,090,807    $ 9,426,863       $40,994,847
  Investor B Shares                                                    626,234      5,030,031            72,325
                                                                   -----------    -----------       -----------
       Total                                                       $11,717,041    $14,456,894       $41,067,172
                                                                   ===========    ===========       ===========
Shares of capital stock
  Investor A Shares                                                  1,055,522        829,894         4,315,611
  Investor B Shares                                                     58,358        430,077             7,299
                                                                   -----------    -----------       -----------
       Total                                                         1,113,880      1,259,971         4,322,910
                                                                   ===========    ===========       ===========
Net asset value
  Investor A Shares--redemption price per share                    $     10.51          11.36              9.50
  Investor B Shares--offering price per share*                           10.73          11.70              9.91
                                                                   ===========    ===========       ===========
Maximum Sales Charge (Investor A)                                         4.50%          4.50%             4.50%
                                                                   ===========    ===========       ===========
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net
  asset value adjusted to nearest cent) per share (Investor A)     $     11.01    $     11.90              9.95
                                                                   ===========    ===========       ===========
Investments, at cost                                               $11,092,335    $13,611,629       $33,882,327
                                                                   ===========    ===========       ===========



* Redemption price of Investor B Shares varies based on length of time shares are held.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 1995



                                                          U.S. Government
                                                         Securities Money  U.S. Government  Income Equity
                                                            Market Fund     Income Fund        Fund
INVESTMENT INCOME:
Interest income                                            $  8,763,797    $  2,465,709    $    111,565
Dividend income                                                                               1,705,653
                                                           ------------    ------------    ------------
    Total Income                                              8,763,797       2,465,709       1,817,218
                                                           ------------    ------------    ------------
EXPENSES:
Investment advisory fees                                        221,912         144,461         407,229
Administration fees                                             296,225          72,231          96,796
12b-1 fees (Investor A)                                         369,910          89,106         117,603
12b-1 fees (Investor B)                                           4,833          14,271
Custodian and accounting fees                                    73,973          36,115          72,596
Audit and legal fees                                            133,254          29,458          59,767
Trustees' fees and expenses                                      16,050           3,364           4,765
Transfer agent fees                                              59,257          37,402          42,860
Registration and filing fees                                     13,235           4,600           7,802
Printing costs                                                   26,680           6,282          11,066
Other                                                            16,925           3,827           4,406
Expenses voluntarily reduced                                   (369,910)        (33,246)        (41,897)
                                                           ------------    ------------    ------------
  Total expenses before reimbursement by investment
   adviser                                                      857,511         398,433         797,264
  Reimbursement of expenses by investment adviser                                  (548)        (62,119)
                                                           ------------    ------------    ------------
    Total Expenses                                              857,511         397,885         735,145
                                                           ------------    ------------    ------------
Net Investment Income                                         7,906,286       2,067,824       1,082,073
                                                           ------------    ------------    ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions         (1,415)       (517,451)      6,655,045
Net change in unrealized appreciation from investments                        3,520,908       5,311,784
                                                           ------------    ------------    ------------
Net realized/unrealized gains (losses) from investments          (1,415)      3,003,457      11,966,829
                                                           ------------    ------------    ------------
Change in net assets resulting from operations             $  7,904,871    $  5,071,281    $ 13,048,902
                                                           ============    ============    ============

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 1995



                                                                              Flexible       Stock        Stock
                                                            Ohio Tax-Free      Growth    Appreciation  Appreciation
                                                              Bond Fund         Fund         Fund (a)     Fund (b)
                                                              -----------    ----------   ----------    ----------
INVESTMENT INCOME:
Interest income                                               $   590,027   $   311,142  $    93,734   $   368,293
Dividend income                                                                  91,106       39,950       384,381
                                                              -----------    ----------   ----------    ----------
      Total Income                                                590,027       402,248      133,684       752,674
                                                              -----------    ----------   ----------    ----------

EXPENSES:
Investment advisory fees                                           56,114        76,231       83,982       439,627
Administration fees                                                22,439        16,888       20,771
12b-1 fees (Investor A)                                            26,953        15,101       26,239       279,882
12b-1 fees (Investor B)                                             4,410        24,218           21
Custodian and accounting fees                                      15,708        12,666       15,578        48,947
Audit and legal fees                                               18,656        10,249        8,306        36,163
Organization costs                                                  8,823         4,078        6,704
Trustees' fees and expenses                                         1,096           365        2,005         2,779
Transfer agent fees                                                25,445        22,857        9,834        75,871
Registration and filing fees                                        4,266         5,423        6,303        18,296
Printing costs                                                      1,776        13,439        5,080
Other                                                               1,043           441        1,173       143,379
Expenses voluntarily reduced                                      (15,933)     (31,119)       (1,181)
                                                              -----------    ----------   ----------    ----------
  Total expenses before reimbursement by
    investment adviser                                            170,796       170,837      184,815     1,044,944
  Reimbursement of expenses by investment
    adviser                                                          (544)      (44,178)
                                                              -----------    ----------   ----------    ----------
      Total Expenses                                              170,252       126,659      184,815     1,044,944
                                                              -----------    ----------   ----------    ----------
Net Investment Income (Loss)                                      419,775       275,589      (51,131)     (292,270)
                                                              -----------    ----------   ----------    ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS:
Net realized gains from investment transactions                     8,848       131,879    1,556,383     3,024,858
Net change in unrealized appreciation (depreciation)
   from investments                                               713,315     1,230,202   (2,070,853)    5,538,265
                                                              -----------    ----------   ----------    ----------
Net realized/unrealized gains (losses) from investments           722,163     1,362,081     (514,470)    8,563,123
                                                              -----------    ----------   ----------    ----------
Change in net assets resulting from operations                $ 1,141,938    $1,637,670   $ (565,601)   $8,270,853
                                                              ===========    ==========   ==========    ==========

--------
(a)  Period from October 1, 1995 (date acquired by Riverfront Stock Appreciation
     Fund) through December 31, 1995.
(b) Represents statement of operations for the MIM Stock Appreciation Fund for the year ended September 30, 1995 (prior fiscal year end). Audited by other auditors.


                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS




                                          U.S. Government Securities               U.S. Government               Income Equity
                                               Money Market Fund                     Income Fund                     Fund
                                         ----------------------------      ---------------------------    --------------------------
                                         Year ended        Year ended      Year ended       Year ended    Year ended     Year ended
                                         December 31,     December 31,     December 31,    December 31,   December 31,  December 31,
                                             1995           1994 (a)           1995           1994 (a)        1995        1994 (a)
                                        -------------     ------------     ------------    -----------    -----------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $7,906,286       $5,452,996       $ 2,067,824     $  1,797,395   $  1,082,073   $  936,433
  Net realized gains (losses) from
    investment transactions                  (1,415)            (875)         (517,451)      (1,525,031)     6,655,045    1,673,314
  Net change in unrealized appreciation
    (depreciation) from investments                                          3,520,908       (1,773,015)     5,311,784   (1,806,498)
                                       ------------     ------------       -----------       -----------   -----------  -----------

Change in net assets resulting from
  operations                              7,904,871        5,452,121         5,071,281       (1,500,651)    13,048,902      803,249
                                       ------------     ------------       -----------       -----------   -----------  -----------

DISTRIBUTIONS TO INVESTOR A
  SHAREHOLDERS:
  From net investment income             (7,906,286)      (5,452,996)       (2,032,120)      (1,797,395)    (1,065,510)    (936,243)
  In excess of net investment income                                                             (3,474)        (6,742)
  From net realized gains from
    investments                                                                                             (6,293,075)  (1,694,627)
DISTRIBUTIONS TO INVESTOR B
  SHAREHOLDERS:
  From net investment income                                                   (22,977)                        (16,563)
  In excess of net investment income                                                                              (105)
  From net realized gains from
    investments                                                                                               (222,170)
                                       ------------     ------------       -----------       -----------   -----------  -----------
Change in net assets from shareholder
  distributions                          (7,906,286)      (5,452,996)       (2,055,097)       (1,800,869)   (7,604,165)  (2,630,870)
                                       ------------     ------------       -----------       -----------   -----------  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           331,872,719      252,936,958         5,670,500         7,849,466    12,155,416    13,962,314
  Proceeds from shares issued in
    connection with acquisition           4,865,634                          9,727,219
  Dividends reinvested                    1,518,099          569,500           578,837           333,435     8,648,647      900,398
  Cost of shares redeemed              (330,133,820)    (237,338,519)       (4,185,229)       (2,238,879)   (7,262,834)  (2,457,054)
                                       ------------     ------------       -----------       -----------   -----------  -----------
Change in net assets from capital
  transactions                            8,122,632       16,167,939         2,064,108         5,944,022    23,268,448   12,405,658
                                       ------------     ------------       -----------       -----------   -----------  -----------
Change in net assets                      8,121,217       16,167,064         5,080,292         2,642,502    28,713,185   10,578,037
NET ASSETS:
  Beginning of period                   149,374,282      133,207,218        32,720,883        30,078,381    34,965,204   24,387,167
                                       ------------     ------------       -----------       -----------   -----------  -----------
  End of period                       $ 157,495,499    $ 149,374,282      $ 37,801,175     $  32,720,883   $63,678,389  $34,965,204
                                       ============     ============       ===========       ===========   ===========  ===========
SHARE TRANSACTIONS:
  Issued                                331,872,719      252,936,958           592,903           838,911     1,069,857    1,295,899
  Issued in connection with
                 acquisition              4,865,634                                                            793,942
  Reinvested                              1,518,099          569,500            61,636            36,232       764,131       84,342
  Redeemed                             (330,133,820)    (237,338,519)         (444,444)         (243,620)     (634,159)    (230,101)
                                       ------------     ------------       -----------       -----------   -----------  -----------
Change in shares                          8,122,632       16,167,939           210,095           631,523     1,993,771    1,150,140
                                       ============     ============       ===========       ===========   ===========  ===========

[FN]
--------
(a)  Audited by other auditors

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       Ohio Tax-Free Bond Fund                         Flexible Growth Fund
                                              -----------------------------------------      ------------------------------------
                                                                           Period                                    Period
                                                Year ended             from August 1,         Year ended        from September 1,
                                               December 31,             1994 through         December 31,         1994 through
                                                   1995            December 31, 1994 (a)        1995         December 31, 1994(a)
                                              ------------         --------------------      ------------    --------------------
From Investment Activities:

Operations:
   Net investment income                      $    419,775         $    121,843               $    275,589 $          22,610
   Net realized gains (losses) from investment
     transactions                                    8,848               (8,658)                   131,879            (2,876)
   Net change in unrealized appreciation
     (depreciation) from investments               713,315             (154,936)                 1,230,202           (30,192)
                                              ------------         ------------                -----------       -----------
Change in net assets resulting from operations   1,141,938              (41,751)                 1,637,670           (10,458)
                                              ------------         ------------                -----------       -----------
Distributions to Investor A Shareholders:
   From net investment income                     (401,164)            (123,784)                  (202,502)          (27,057)
   From net realized gains from investments                                                        (85,787)
Distributions to Investor B Shareholders:
   From net investment income                      (13,152)                                        (63,921)
   From net realized gains from investments                                                        (43,216)
                                              ------------         ------------                -----------       -----------
Change in net assets from shareholder
   distributions                                  (414,316)            (123,784)                  (395,426)          (27,057)
                                              ------------         ------------                -----------       -----------
Capital Transactions:
   Proceeds from shares issued                     895,943           10,355,088                 11,076,750         2,833,344
   Dividends reinvested                             18,208                   27                    334,888            13,957
   Cost of shares redeemed                        (114,312)                                       (906,216)         (100,558)
                                              ------------         ------------                -----------       -----------
Change in net assets from capital transactions     799,839           10,355,115                 10,505,422         2,746,743
                                              ------------         ------------                -----------       -----------
Change in net assets                             1,527,461           10,189,580                 11,747,666         2,709,228
Net Assets:
   Beginning of period                          10,189,580                                       2,709,228
                                              ------------         ------------                -----------       -----------
   End of period                              $ 11,717,041         $ 10,189,580                $14,456,894       $ 2,709,228
                                              ============         ============                ===========       ===========
Share Transactions:
   Issued                                           87,181            1,036,159                  1,035,102           285,468
   Reinvested                                        1,760                    3                     30,561             1,408
   Redeemed                                        (11,223)                                        (82,394)          (10,174)
                                              ------------         ------------                -----------       -----------
Change in shares                                    77,718            1,036,162                    983,269           276,702
                                              ============         ============                ===========       ===========

(a) Period from commencement of operations. Audited by other auditors.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                              Stock Appreciation Fund
                                                        -----------------------------------------------------------------------
                                                                Period                    Period                 Period
                                                            from October 1,          from October 1,         from October 1,
                                                             1995 through              1994 through           1993 through
                                                        December 31, 1995 (a)      September 30, 1995(b) September 30, 1994 (b)
                                                        ---------------------      --------------------- ----------------------
From Investment Activities:

Operations:
   Net investment loss                                    $    (51,131)              $       (292,270)          (725,732)
   Net realized gains from investment transactions           1,556,383                      3,024,858            715,333
   Net change in unrealized appreciation (depreciation)
     from investments                                       (2,070,853)                     5,538,265         (8,468,657)
                                                          ------------               ----------------       ------------
Change in net assets resulting from operations                (565,601)                     8,270,853         (8,479,056)
                                                          ------------               ----------------       ------------
Distributions to Investor A Shareholders:
   From net investment income                                                              (1,166,721)        (1,869,901)
   From net realized gains from investments                 (1,556,383)                                       (1,566,848)
   Tax return of capital                                        (6,824)
                                                          ------------               ----------------       ------------
Change in net assets from shareholder distributions         (1,563,207)                    (1,166,721)        (3,436,749)
                                                          ------------               ----------------       ------------
Capital Transactions:
   Proceeds from shares issued                                 810,508
   Dividends reinvested                                      1,542,781
   Cost of shares redeemed                                  (3,611,887)
                                                          ------------               ----------------       ------------
Change in net assets from capital transactions              (1,258,598)                   (10,529,141)           463,566
                                                          ------------               ----------------       ------------
Change in net assets                                        (3,387,406)                    (3,425,009)       (11,452,239)
Net Assets:
   Beginning of period                                      44,454,578                     47,879,587         59,331,826
                                                          ------------               ----------------       ------------
   End of period                                          $ 41,067,172               $     44,454,578       $ 47,879,587
                                                          ============               ================       ============
Share Transactions:
   Issued                                                       83,381
   Reinvested                                                  164,279
   Redeemed                                                   (370,208)
                                                          ------------               ----------------       ------------
Change in shares                                              (122,548)
                                                          ============               ================       ============

(a) Period from date acquired by Riverfront Stock Appreciation Fund.
(b) Represents statements of changes in net assets for the MIM Stock Appreciation Fund. Audited by other auditors.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                       Schedule of Portfolio Investments
                                December 31, 1995





     PRINCIPAL               Security            Amortized
      AMOUNT               Description            Cost
--------------- ------------------------------ -------------
U.S. Government Agencies (35.2%):
Federal Farm Credit Bank:
  3,000,000   Discount Note, 1/19/96           $ 2,991,585
  3,000,000   Discount Note, 2/21/96             2,976,540
Federal Home Loan Mortgage Corp.:
  7,825,000   Discount Note, 1/2/96              7,823,783
  2,000,000   Discount Note, 2/26/96             1,982,764
  3,000,000   Discount Note, 4/1/96              2,959,050
Federal National Mortgage Assoc.:
    100,000   9.35%, 2/12/96                       100,306
  5,000,000   Discount Note, 1/3/96              4,998,447
  6,000,000   Discount Note, 1/5/96              5,996,270
  3,000,000   Discount Note, 1/16/96             2,993,025
  6,770,000   Discount Note, 2/2/96              6,736,575
  3,000,000   Discount Note, 2/22/96             2,975,714
  3,000,000   Discount Note, 3/8/96              2,969,515
  3,000,000   Discount Note, 3/14/96             2,966,846
  4,000,000   Discount Note, 3/28/96             3,948,573
World Bank:
  3,000,000   Discount Note, 3/4/96              2,971,020
                                             -------------
     Total U.S. Government Agencies             55,390,013
                                             -------------
Commercial Paper (27.7%):
British Commercial Paper (4.4%):
  4,000,000   Glaxo PLC, Discount Note,
              1/23/96                            3,986,067
  3,000,000   Hanson PLC, Discount
              Note, 3/6/96                       2,969,829
                                             -------------
                                                 6,955,896
                                             -------------
Energy (1.9%):
  3,000,000   Mid American Energy Co.,
              Discount Note, 3/26/96             2,960,688
                                             -------------
Financial Services (5.6%):

  2,000,000   International Lease Finance
              Corp., Discount Note,
              2/23/96                            1,983,393
  4,000,000   Merrill Lynch, Discount
              Note, 1/17/96                      3,989,867




     PRINCIPAL             Security            Amortized
      AMOUNT              Description              Cost
----------------- --------------------------- -------------
Commercial Paper, continued:

Financial Services, continued:
3,000,000          Merrill Lynch, Discount
                      Note, 2/29/96              $  2,972,172
                                                   ----------
                                                    8,945,432
                                                   ----------
German Commercial Paper (2.5%):
4,000,000          Daimler--Benz North
                      America Corp., Discount
                      Note, 1/30/96                 3,981,601
                                                   ----------
Japanese Commercial Paper (4.4%):
3,000,000          Mitsubishi Corp., Discount
                      Note, 3/15/96                 2,965,343
4,000,000          Mitsui & Co., Discount
                      Note, 4/17/96                 3,934,611
                                                   ----------
                                                    6,899,954
                                                   ----------
Manufacturing (1.9%):
3,000,000          Case Equipment Corp.,
                      Discount Note, 1/12/96        2,994,729
                                                   ----------
Pharmaceutical (1.9%):
3,000,000          Allergan Co., Discount
                      Note, 1/9/96                  2,996,173
                                                   ----------

Telecommunication (5.1%):
4,000,000         AT&T Corp., Discount
                      Note, 1/23/96                 3,986,067
4,000,000         MCI Communications
                      Corp., Discount Note,
                      2/20/96                       3,968,612
                                                   ----------
                                                    7,954,679
                                                   ----------
  Total Commercial Paper                           43,689,152
                                                   ----------
  Total Investments                                99,079,165
                                                   ----------



                                   Continued

THE RIVERFRONT FUNDS, INC.
U.S. Government Securities Money Market Fund

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               December 31, 1995

  PRINCIPAL            Security           Amortized
   AMOUNT            Description            Cost
------------    ---------------------     ---------
Repurchase Agreements (37.5%):

 24,137,000    Dean Witter, 5.70%, dated
                 12/29/95, due 1/2/96
                 (Collateralized by
                 various U.S. Government
                 Agency Securities,
                 0.00%-7.99%, 2/6/95-
                 6/1/24, market value-
                 $24,619,742)             $ 24,137,000

 PRINCIPAL             Security           Amortized
   AMOUNT            Description             Cost
------------    ---------------------     ---------
Repurchase Agreements, continued:

35,000,000     Prudential, 5.83%, dated
                  12/29/95, due 1/2/96
                  (Collateralized by
                  various U.S. Treasury
                  and U.S. Government
                  Agency Securities,
                  0.00%-8.50%, 5/15/04-
                  12/1/25, market value--
                  $35,700,146)               $ 35,000,000
                                            -------------

  Total Repurchase Agreements                  59,137,000
                                            -------------
  Total (Cost--$158,216,165)(a)              $158,216,165
                                            =============

----------
Percentages indicated are based on net assets of $157,495,499.
(a) Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
U.S. Government Securities Money Market Fund

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               December 31, 1995


     Shares or
     Principal           Security                    Market
      Amount           Description                   Value
     ---------      ----------------              ------------
Corporate Bonds (25.0%):
Automotive (1.3%):
         500,000 Ford Motor Credit Corp.,
                  6.25%, 12/8/05                  $  498,125
                                                   ---------
Financial (18.3%):

       1,000,000 Chemical Bank, 8.50%,
                  2/15/02                          1,126,250
       1,000,000 Chemical Master Credit Card
                  Trust I, 6.23%, 6/15/03,
                  Series 1995-2                    1,018,680
       1,000,000 Comerica, Inc., 7.25%,
                  8/1/07                           1,060,000
       1,000,000 First Chicago Master Trust II,
                  Series 1994L, 7.15%,
                  4/15/01                          1,055,260
         500,000 Grand Metropolitan
                  Investment, 7.45%,
                  4/15/35                            548,750
         500,000 Lehman Brothers Holdings,
                  7.13%, 9/15/03                     513,125
         500,000 Lehman Brothers Holdings,
                  8.50%, 5/1/07                      562,500
       1,000,000 MBNA Master Credit Card
                  Trust, 6.05%, 11/15/02           1,012,010
                                                   ---------
                                                   6,896,575
                                                   ---------
Telecommunication (2.7%):
1,000,000 U.S. West Capital Corp.,
                6.31%, 11/1/05                     1,020,000
                                                   ---------
Tobacco (2.7%):
1,000,000 Philip Morris Cos., Inc.,
                7.50%, 3/15/97                     1,021,250
                                                   ---------
  Total Corporate Bonds                            9,435,950
                                                   ---------
U.S. GOVERNMENT AGENCIES (62.2%):
Federal Home Loan Bank:

1,000,000   5.60%, 7/24/97                         1,004,240
  500,000   8.07%, 2/27/02                           534,675
  875,000   6.38%, 4/29/03                           883,470

     Shares or
     Principal           Security                    Market
      Amount           Description                   Value
     ---------      ----------------              ------------
U.S. Government Agencies, continued:
Federal Home Loan Mortgage Corp.:

1,000,000   6.55%, 1/4/00                        $  1,032,760
  500,000   6.33%, 2/16/00                            500,430
1,000,000   6.78%, 3/28/01                          1,002,220
1,000,000   7.68%, 5/23/01                          1,034,610
1,000,000   7.35%, 5/16/05                          1,055,430
  500,000   7.50%, 3/15/15                            508,105
1,000,000   7.00%, 10/15/17                         1,019,230
1,000,000   6.00%, 1/15/18                          1,003,930
1,000,000   7.20%, 6/15/18                          1,016,100
1,250,000   5.85%, 1/25/19                          1,231,675

Federal National Mortgage Association:

1,000,000   5.33%, 6/26/98                            995,160
  500,000   9.05%, 4/10/00                            564,235
  625,000   6.38%, 6/25/03                            630,481
  625,000   6.05%, 6/30/03                            637,400
  888,146   6.75%, 8/25/04                            888,769
1,050,000   8.50%, 2/1/05                           1,144,332
1,000,000   7.00%, 9/25/05                          1,014,200
1,000,000   7.00%, 9/25/19                          1,009,700
  600,000   9.50%, 11/10/20                           639,966

Government National Mortgage Association:

  885,6378.00%, 5/15/23
                     Pool #351752                     921,355

Student Loan Marketing Association:

1,000,0006.05%, 9/14/00                             1,019,500
1,000,0007.20%, 11/9/00                             1,066,250
Tennessee Valley Authority:
1,050,0007.88%, 9/15/01                             1,147,125
                                                   ----------
  Total U.S. Government Agencies                   23,505,348
                                                   ----------

U.S. TREASURY BONDS (2.6%):

              410,0006.50%, 4/30/99                   425,039
              500,0007.25%, 5/15/04                   555,215
                                                   ----------
  Total U.S. Treasury Bonds                           980,254
                                                   ----------


                                   Continued

THE RIVERFRONT FUNDS, INC.
U.S. Government Income Fund

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               December 31, 1995

     Shares or
     Principal           Security                    Market
      Amount           Description                   Value
     ---------      ----------------              ------------
U.S. TREASURY NOTES (5.5%):

         500,0005.88%, 3/31/99                    $   508,870
         250,0005.88%, 2/15/04                        255,242
       1,000,0006.50%, 5/15/05                      1,064,190
          250,006.25%, 8/15/23                        257,170
                                                  -----------
  Total U.S. Treasury Notes                         2,085,472
                                                  -----------
YANKEE DOLLAR BONDS (1.1%):

         365,000 Montreal Urban Community,
                 9.13%, 3/15/01                       414,275
                                                  -----------
  Total Yankee Dollar Bonds                           414,275
                                                  -----------
     Shares or
     Principal           Security                    Market
      Amount           Description                   Value
      ------        ----------------              ------------

Investment Companies (2.3%):

         884,394 Dreyfus Treasury Prime
                 Fund                             $   884,394
                                                  -----------
  Total Investment Companies                          884,394
                                                  -----------
  Total (Cost--$35,868,859)(a)                    $37,305,693
                                                  ===========

-------------

Percentages indicated are based on net assets of $37,801,175
(a) Represents cost for the federal income tax purposes and differs value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                      $1,459,613
     Unrealized depreciation                         (22,779)
                                                  ----------
     Net unrealized appreciation                  $1,436,834
                                                  ==========

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
U.S. GOVERNMENT INCOME FUND

                      SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1995

   SHARES OR
   PRINCIPAL            SECURITY              MARKET
    AMOUNT             DESCRIPTION            VALUE
-------------------------------------------------------------
COMMON STOCKS (97.0%):
Aerospace-Aircraft (0.8%):
     800        B.F. Goodrich Co.           $     54,500
   3,000        Raytheon Co.                     141,750
   2,000        Rockwell International Corp.     105,750
   2,000        United Technologies Corp.        189,750
                                            ------------
                                                 491,750
                                            ------------
Apparel (2.2%):
  51,700        Intimate Brands, Inc.            775,500
  11,600        V F Corp.                        611,900
                                            ------------
                                               1,387,400
                                            ------------
Automobile & Parts (2.2%):
  15,100        Eaton Corp.                      809,737
     800        Genuine Parts Co.                 32,800
   7,100        TRW, Inc.                        550,250
                                            ------------
                                               1,392,787
                                            ------------
Banks (8.9%):
  11,500        AmSouth Bancorporation           464,313
  12,000        Bank of Boston Corp.             555,000
   5,500        BayBanks, Inc.                   540,375
  23,100        Central Fidelity Banks, Inc.     739,200
  12,400        Crestar Financial Corp.          733,150
  11,500        First American Corp.             544,812
   1,000        First Virginia Banks, Inc.        41,750
  24,200        Jefferson Bankshares, Inc.       490,050
  30,100        Magna Group, Inc.                714,875
  27,600        Summit Bancorp                   869,400
                                            ------------
                                               5,692,925
                                            ------------
Building Materials (2.0%):
  37,200        Masco Corp.                    1,167,150
   2,000        Sherwin Williams Co.              81,500
                                            ------------
                                               1,248,650
                                            ------------
Chemicals (7.9%):
  11,700        Betz Laboratories, Inc.          479,700
  42,300        Crompton & Knowles Corp.         560,475
     900        Dexter Corp.                      21,263

   SHARES OR
   PRINCIPAL              SECURITY              MARKET
    AMOUNT              DESCRIPTION             VALUE
-------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Chemicals, continued:
   3,500         E.I. du Pont deNemours &
                   Co.                       $   244,563
  91,400         Ethyl Corp.                   1,142,500
   2,000         Great Lakes Chemical Corp.      144,000
  26,500         Lawter International, Inc.      308,062
  17,500         Nalco Chemical Co.              527,187
   3,000         PPG Industries, Inc.            137,250
  11,000         Rohm & Haas Co.                 708,125
  25,600         Witco Corp.                     748,800
                                            ------------
                                               5,021,925
                                            ------------
Chemicals & Drugs (0.2%):
   1,600         Bristol Myers Squibb Co.        137,400
                                            ------------
Consumer Products (1.3%):
  23,000         Corning, Inc.                   736,000
   2,000         Gillette Co.                    104,250
                                            ------------
                                                 840,250
                                            ------------
Cosmetics (0.2%):
   2,000         International Flavors             96,000
                                            ------------
Commercial Services (2.5%):
  20,300         Kelly Services, Inc.-Class A    563,325
  47,500         Ogden Corp.                   1,015,312
                                            ------------
                                               1,578,637
                                            ------------
Department Stores (4.1%):
  27,600         May Department Stores Co.     1,166,100
  16,600         Mercantile Stores Co., Inc.     767,750
  11,800         J.C. Penney Co.                 561,975
   3,000         Sears Roebuck & Co.             117,000
                                            ------------
                                               2,612,825
                                            ------------
Electrical (2.3%):
   6,000         AMP, Inc.                       230,250
  15,100         Thomas & Betts Corp.          1,113,625
   1,500         WW Grainger, Inc.                99,375
                                            ------------
                                               1,443,250
                                            ------------

                                   Continued

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1995

    SHARES OR
    PRINCIPAL              SECURITY                  MARKET
     AMOUNT               DESCRIPTION                VALUE
---------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Electronics (2.7%):
   4,000           General Electric Co.          $   288,000
  39,800           General Signal Corp.            1,288,525
   3,000           Loral Corp.                       106,125
   1,500           National Service Industries,
                     Inc.                             48,563
                                                 -----------
                                                   1,731,213
                                                 -----------
Energy & Oil (0.2%):
   1,000           British Petroleum, PLC-ADR        102,125
                                                 -----------
Financial Services (2.6%):
  39,700           ITT Industries, Inc.              952,800
   5,500           J.P. Morgan & Co.                 441,375
   4,000           Norwest Corp.                     132,000
   2,000           Student Loan Marketing
                     Assoc.                          131,750
                                                 -----------
                                                   1,657,925
                                                 -----------
Food Processing (0.8%):
  15,100           Dean Foods Co.                    415,250
   9,500           Tasty Baking Co.                  115,188
                                                 -----------
                                                     530,438
                                                 -----------
Foreign (2.2%):
  90,500           Hanson Trust, PLC               1,380,125
                                                 -----------
Holding Company (1.7%):
  7,800            Unilever N.V.                   1,097,850
                                                 -----------
Household Products/Wares (1.1%):
  8,600            Colgate-Palmolive Co.             604,150
  1,000            Procter & Gamble Co.               83,000
                                                 -----------
                                                     687,150
                                                 -----------
Industrial Machinery (2.0%):
  29,400           Cooper Industries, Inc.         1,080,450
   7,900           Goulds Pumps, Inc.                197,500
                                                 -----------
                                                   1,277,950
                                                 -----------
Insurance (5.3%):
   2,781           Allstate Corp.                    114,369

      SHARES OR
      PRINCIPAL              SECURITY              MARKET
       AMOUNT               DESCRIPTION            VALUE
---------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Insurance, continued:
 13,800            American Financial Group      $   422,625
 26,400            American General Corp.            920,700
  1,500            American International Group      138,750
 22,500            ITT Hartford Group, Inc.(b)     1,088,437
 15,500            Torchmark Corp.                   701,375
                                                 -----------
                                                   3,386,256
                                                 -----------
Manufacturing--Miscellaneous (0.4%):
   3,500           Minnesota Mining &
                     Manufacturing Co.               231,875
                                                 -----------
Medical Services & Supplies (0.2%):
   1,500           Becton Dickinson & Co.            112,500
                                                 -----------
Metals (1.4%):
  15,500           Reynolds Metals Co.               877,687
                                                 -----------
Oil--International (0.5%):
   5,000           Chevron Corp.                     262,500
   1,000           Exxon Corp.                        80,125
                                                 -----------
                                                     342,625
                                                 -----------
Oil Equipment, Wells & Services (1.7%):
  45,100           Dresser Industries, Inc.        1,099,312
                                                 -----------
Oil & Gas Production (10.4%):
  10,800           Amoco Corp.                       776,250
  19,200           Ashland, Inc.                     674,400
   9,800           Atlantic Richfield Co.          1,085,350
  50,400           Occidental Petroleum Corp.      1,077,300
  34,000           Repsol, S.A.-ADR                1,117,750
  42,800           USX-Marathon Group                834,600
  38,500           Unocal Corp.                    1,121,312
                                                 -----------
                                                   6,686,962
                                                 -----------
Packaged Food (3.9%):
   4,500           Flower's Industries, Inc.          54,563
  11,800           General Mills, Inc.               681,450
  39,400           Grand Metropolitan, PLC-
                     ADR                           1,132,750
  33,000           Lance, Inc.                       540,375

                                   Continued

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1995

     SHARES OR
     PRINCIPAL              SECURITY              MARKET
      AMOUNT               DESCRIPTION            VALUE
------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Packaged Food, continued:

   2,500             Sara Lee Corp.             $    79,688
                                               ------------
                                                  2,488,826
                                               ------------
Pharmaceuticals (4.2%):
   3,000             Abbott Laboratories            125,250
   9,000             Merck & Co., Inc.              591,750
   3,000             Pfizer, Inc.                   189,000
   6,000             Schering-Plough                328,500
  14,600             Warner-Lambert Co.           1,418,025
                                               ------------
                                                  2,652,525
                                               ------------
Photography (0.6%):
   5,500             Eastman Kodak Co.              368,500
                                               ------------
Pipelines (2.1%):
  27,500             Tenneco, Inc.                1,364,687
                                               ------------
Printing & Publishing (1.8%):
  17,900             Dun & Bradstreet Corp.       1,159,025
                                               ------------
Real Estate Investment Trusts (0.2%):
   3,000             Federal Realty Investment
                       Trust                         68,250
   3,200             New Plan Realty Trust           70,000
                                               ------------
                                                    138,250
                                               ------------
Restaurants (0.1%):
   1,800             Luby's Cafeterias, Inc.         40,050
                                               ------------
Retail (0.4%):
   5,000             Winn Dixie Stores, Inc.        184,375
   5,000             Woolworth Corp.                 65,000
                                               ------------
                                                    249,375
                                               ------------
Savings & Loan (0.9%):
  30,000             Roosevelt Financial Group,
                       Inc.                         581,250
                                               ------------
Tobacco (1.2%):
   5,000             American Brands, Inc.          223,125
   5,000             Philip Morris Cos., Inc.       452,500

     SHARES OR
     PRINCIPAL              SECURITY              MARKET
      AMOUNT               DESCRIPTION            VALUE
------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Tobacco, continued:
   1,300            UST, Inc.                    $    43,388
                                                ------------
                                                     719,013
                                                ------------
Tools (0.6%):
   4,000            Illinois Tool Works              236,000
   3,600            Snap-On, Inc.                    162,900
                                                ------------
                                                     398,900
                                                ------------
Transportation (1.1%):
   5,800            Canadian National Railway
                      Co.(b)                          87,000
   2,500            Illinois Central Corp.            95,938
   2,500            Norfolk Southern Corp.           198,438
  13,500            Ryder System, Inc.               334,125
                                                ------------
                                                     715,501
                                                ------------
Utilities--Electric (4.2%):
  27,191            Cinergy Corp.                    832,724
   1,000            KU Energy Corp.                   30,000
  22,000            Peco Energy Co.                  662,750
  18,300            Public Services Enterprise
                      Group                          560,437
  14,400            Texas Utilities Co.              592,200
                                                ------------
                                                   2,678,111
                                                ------------
Utilities--Gas (0.1%):
   1,500            Consolidated Natural Gas Co.      68,063
   1,000            Washington Gas & Light Co.        20,500
                                                ------------
                                                      88,563
                                                ------------
Utilities--Telecommunications (7.8%):
  17,600            ALLTEL Corp.                     519,200
  46,800            Frontier Corp.                 1,404,000
  15,600            GTE Corp.                        686,400
   1,200            Pacific Telesis Group             40,350
  30,200            Southern New England
                      Telecommunications Corp.     1,200,450
  26,400            Sprint Corp.                   1,052,700

                                   Continued

THE RIVERFRONT FUNDS, INC.
INCOME EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1995

     SHARES OR
     PRINCIPAL                SECURITY               MARKET
      AMOUNT                 DESCRIPTION             VALUE
----------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Utilities--Telecommunications, continued:
   1,500             US West, Inc.                  $    53,625
                                                   ------------
                                                      4,956,725
                                                   ------------
 Total Common Stocks                                 61,745,093
                                                   ------------
CONVERTIBLE CORPORATE BONDS (1.9%):
Financial (0.4%):
  50,000             Chubb Capital Corp., 6.00%,
                       5/15/98                           57,250
  50,000             Cincinnati Financial Corp.,
                       5.50%, 5/1/02                     69,500
  50,000             South Carolina National Corp.,
                       6.50%, 5/15/01                   118,375
                                                   ------------
                                                        245,125
                                                   ------------
Industrial (0.3%):
  50,000             Hazleton Labs, 6.50%,
                       5/15/06                          123,250
  50,000             Liebert Corp., 8.00%,
                       11/15/10                         145,500
                                                   ------------
                                                        268,750
                                                   ------------

     SHARES OR
     PRINCIPAL             SECURITY               MARKET
     AMOUNT               DESCRIPTION             VALUE
----------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS, CONTINUED:
Manufacturing (0.2%):
 100,000           Allegheny Ludlum Corp.,
                     5.88%, 3/15/02              $   103,625
                                                ------------
Oil & Gas--Domestic (0.2%):
 100,000           Pennzoil Co., 6.50%, 1/15/03      128,500
                                                ------------
Restaurant (0.1%):
  85,000           Cooker Restaurant, 6.75%,
                     10/1/02                          68,000
                                                ------------
Retail (0.5%):
 300,000           Federated Department Stores,
                     5.00%, 10/1/03                  300,375
                                                ------------
Toys (0.2%):
 100,000           Hasbro, Inc., 6.00%,
                     11/15/98                        110,500
                                                ------------
 Total Convertible Corporate Bonds                 1,224,875
                                                ------------
 Total (Cost--$57,587,972)(a)                    $62,969,968
                                                ============

----------------
Percentages indicated are based on net assets of $63,678,389.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $96,134. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation         $ 6,388,955
        Unrealized depreciation          (1,103,093)
                                        -----------
        Net unrealized appreciation     $ 5,285,862
                                        ===========

(b) Represents non-income producing securities.

                     See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
OHIO TAX-FREE BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1995

    SHARES OR
    PRINCIPAL                                          SECURITY                                              MARKET
     AMOUNT                                           DESCRIPTION                                            VALUE
----------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BONDS (93.3%):
   100,000        Aurora, City School District, 5.40%, 12/1/06                                            $   105,000
   100,000        Bowling Green, City School District, 5.70%, 12/1/11                                         102,375
   230,000        Butler County, Hospital Facilities, 6.00%, 11/15/10, Callable 5/15/04                       240,925
   250,000        Butler County, Sewer System Revenue, Series B, 6.20%, 12/1/09                               265,937
   250,000        Canton, Waterworks System, 5.75%, 12/1/10                                                   262,187
   100,000        Chillicothe, Water System Revenue, 5.10%, 12/1/05                                           101,625
   200,000        Cincinnati, GO, 4.50%, 12/1/97                                                              202,250
   250,000        Cincinnati, GO, 5.25%, 12/1/01                                                              262,813
   250,000        Clermont County, Waterworks Revenue, 6.63%, 12/1/16                                         284,062
   250,000        Columbus, GO, 5.90%, 1/1/01                                                                 267,812
   250,000        Columbus, GO, 5.50%, 5/15/08, Callable 5/15/06                                              263,125
   250,000        Columbus, Sewer Revenue, 6.13%, 6/1/03                                                      277,812
   250,000        Columbus, Sewer Revenue, 8.00%, 6/1/08                                                      259,275
   200,000        Columbus, GO, 5.65%, 6/15/11                                                                207,750
   100,000        Delaware County, GO, 5.60%, 12/1/10                                                         102,625
   100,000        Dover, Municipal Electric System Revenue, 5.35%, 12/1/06                                    104,125
   250,000        Franklin County, Hospital Revenue, Riverside United Methodist-A, 5.30%, 5/15/02             257,813
   250,000        Franklin County, Hospital Revenue, 5.25%, 6/1/08                                            250,938
   250,000        Fremont, GO, 5.45%, 12/15/07                                                                259,688
   250,000        Gahanna, GO, 5.85%, 6/1/08                                                                  267,812
   250,000        Hamilton County, Building Improvement & Refunding Museum Center, 5.75%,
                    12/1/00                                                                                   265,625
    80,000        Hamilton County, Sewer Systems, Series A, 6.40%, 12/1/04                                     89,100
   170,000        Hamilton County, Sewer System Unrefunded, Series A, 6.40%, 12/1/04                          188,488
   250,000        Hilliard, School District, 5.35%, 12/1/04                                                   261,875
   250,000        Kings Local School District, 5.75%, 12/1/10                                                 260,625
   100,000        Lake County, Human Services Building, GO, 5.70%, 12/1/15                                    103,500
   250,000        Lakota, Local School District, 6.00%, 12/1/07, Callable 12/1/02                             265,313
   250,000        Mahoning County, 5.60%, 12/1/02                                                             265,938
   250,000        Mahoning County, GO, 5.70%, 12/1/08                                                         263,125
   100,000        Marysville, School District, 5.30%, 12/1/09                                                 101,250
   200,000        Mason, City School District, GO, 5.20%, 12/1/08                                             203,750
   250,000        Middletown, Capital Facilities Improvement Refunding, 5.60%, 12/1/05                        261,250
   100,000        Montgomery County, 5.40%, 9/1/09                                                            101,625
   250,000        State Building Authority, 5.70%, 9/1/01                                                     265,938
   250,000        State Building Authority, 6.00%, 10/1/07                                                    271,250

                                   Continued

THE RIVERFRONT FUNDS, INC.
OHIO TAX-FREE BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1995

     SHARES OR
     PRINCIPAL                                             SECURITY                                                MARKET
      AMOUNT                                              DESCRIPTION                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BONDS, CONTINUED:
    245,000          State Building Authority, 6.13%, 10/1/09                                                  $   265,825
     95,000          State Building Authority, 6.25%, 6/1/11                                                       100,106
    100,000          State, GO, 5.60%, 8/1/02                                                                      107,000
    250,000          State Public Facilities Commission, Higher Education Capital Facilities-Series II-B,
                       5.70%, 11/1/03                                                                              268,437
    200,000          State Public Facilities Commission, Higher Education Capital Facilities-Series II-A,
                       5.20%, 5/1/05                                                                               206,500
    250,000          State Public Facilities Commission, Park & Recreations Facilities, Series II-A, 5.25%,
                       6/1/06                                                                                      255,000
    250,000          State Special Obligation, 5.45%, 6/1/99                                                       260,625
    250,000          State Water Development Authority Revenue, 5.75%, 6/1/03                                      266,875
    250,000          State Water Development Authority Revenue, 5.75%, 12/1/05, Callable 12/1/02                   265,937
    150,000          State Water Development Authority Revenue, 5.70%, 12/1/11                                     155,063
    250,000          Olentangy Local School District-Series A, 5.70%, 12/1/05                                      270,312
    100,000          Solon, GO, 5.25%, 12/1/07                                                                     102,375
    250,000          University of Cincinnati, Series R3, 5.80%, 6/1/04                                            267,500
    250,000          Warren County, Waterworks Revenue, 5.75%, 12/1/09                                             259,688
    100,000          West Clermont, Local School District, 5.55%, 12/1/06                                          105,250
    250,000          Woodridge, Local School District, 5.75%, 12/1/07, Callable 12/1/04                            265,625
                                                                                                              ------------
      Total Ohio Municipal Bonds                                                                                10,936,719
                                                                                                              ------------

INVESTMENT COMPANIES (6.1%):
    375,000          Dreyfus Municipal Money Market Fund                                                           375,000
    338,995          Goldman Tax-Free Fund                                                                         338,995
                                                                                                              ------------
   Total Investment Companies                                                                                      713,995
                                                                                                              ------------
   Total (Cost--$11,092,335)(a)                                                                                 $11,650,714
                                                                                                              ============

------------

Percentages indicated are based on net assets of $11,717,041.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation         $   562,460
        Unrealized depreciation              (4,081)
                                        -----------
        Net unrealized appreciation     $   558,379
                                        ===========

GO--General Obligation

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
FLEXIBLE GROWTH FUND

                      SCHEDULE OF PORTFOLIO INVESTMENTS
                              DECEMBER 31, 1995

    SHARES OR
    PRINCIPAL             SECURITY                MARKET
     AMOUNT              DESCRIPTION              VALUE
-----------------------------------------------------------
COMMON STOCKS (45.1%):
Aerospace--Aircraft (1.8%):
   2,200          Lockheed Martin Corp.       $   173,800
   1,900          Watkin-Johnson Co.               83,125
                                              -----------
                                                  256,925
                                              -----------

Banks (1.2%):
   2,500          Citicorp                        168,125
                                              -----------

Beverages (0.9%):
   2,000          Anheuser-Busch Cos., Inc.       133,750
                                              -----------

Chemicals & Drugs (3.6%):
   4,000          Bristol Myers Squibb Co.        343,500
   2,500          E.I. du Pont deNemours &
                    Co.                           174,687
                                              -----------
                                                  518,187
                                              -----------

Computers & Software (2.2%):
   2,000          Compaq Computer Corp.(b)         96,000
   4,800          Seagate Technology, Inc.(b)     228,000
                                              -----------
                                                  324,000
                                              -----------

Electronics (2.9%):
   3,500          Arrow Electronics, Inc.(b)      150,937
   2,000          Tektronix, Inc.                  98,250
   3,200          Texas Instruments, Inc.         165,600
                                              -----------
                                                  414,787
                                              -----------

Energy--Oil (2.1%):
   2,000          British Petroleum PLC-ADR       204,250
   1,300          Exxon Corp.                     104,163
                                              -----------
                                                  308,413
                                              -----------

Food Processing (3.0%):
   4,400          Archer Daniels Midland Co.       79,200
   4,500          H.J. Heinz Co.                  149,062
   4,000          IBP, Inc.                       202,000
                                              -----------
                                                  430,262
                                              -----------

Forest Products (0.5%):
   2,000          International Paper Co.          75,750
                                              -----------

     SHARES OR
     PRINCIPAL             SECURITY             MARKET
     AMOUNT               DESCRIPTION           VALUE
-----------------------------------------------------------
COMMON STOCKS, CONTINUED:
Grocery (1.6%):
   6,000           Kroger Co.(b)               $   225,000
                                              ------------

Household Products/Wares (1.3%):
   2,700           Clorox Co.                      193,388
                                              ------------

Insurance--Fire & Casualty (1.5%):
   3,000           Transatlantic Holdings, Inc.    220,125
                                              ------------

Leisure Time (0.8%):
   5,000           Brunswick Corp.                 120,000
                                              ------------

Manufacturing (0.8%):
   4,000           TRINOVA Corp.                   114,500
                                              ------------

Metals (1.3%):
   8,000           Placer Dome, Inc.               193,000
                                              ------------

Mining (2.5%):
   5,000           Barrick Gold Corp.              131,875
   4,000           Homestake Mining Co.             62,500
  14,000           Santa Fe Pacific Gold
                     Corp.(b)                      169,750
                                              ------------
                                                   364,125
                                              ------------

Natural Gas (3.6%):
   3,500           Enron Corp.                     133,438
   6,000           Pacific Enterprises             169,500
   8,000           Panhandle Eastern Corp.         223,000
                                              ------------
                                                   525,938
                                              ------------

Oil & Gas Producers (2.3%):
   1,200           Mobil Corp.                     134,400
   9,000           YPF Sociedad Anonima-
                   Sponsored-ADR                   194,625
                                              ------------
                                                   329,025
                                              ------------

Retail (1.9%):
   6,000           Walgreen Co.                    179,250
   3,000           Albertson's, Inc.                98,625
                                              ------------
                                                   277,875
                                              ------------

                                   Continued

THE RIVERFRONT FUNDS, INC.
FLEXIBLE GROWTH FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1995

     SHARES OR
     PRINCIPAL               SECURITY                MARKET
      AMOUNT               DESCRIPTION               VALUE
----------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Tobacco (2.1%):
   3,300            Philip Morris Cos., Inc.     $   298,650
                                                 -----------
Utilities--Electric (4.0%):
   3,000            Chilgener S.A.-ADR(b)             75,000
   7,000            Consolidated Edison of New
                    York                             224,000
   3,500            Duke Power Co.                   165,812
   1,900            Northern States Power Co.         93,338
                                                 -----------
                                                     558,150
                                                 -----------
Utilities--Telecommunications (3.2%):
   4,500            Ameritech Corp.                  265,500
   5,000            Telefonica De Argentina-
                      ADR(b)                         136,250
   2,000            Telefonos De Mexico, S.A.-
                      ADR                             63,750
                                                 -----------
                                                     465,500
                                                 -----------
  Total Common Stocks                              6,515,475
                                                 -----------
U.S. GOVERNMENT AGENCIES (3.5%):
Federal Home Loan Bank:
 100,000            5.97%, 12/14/98                  100,076
 400,000            5.78%, 1/8/99                    400,000
                                                 -----------
  Total U.S. Government Agencies                     500,076
                                                 -----------

   SHARES OR
   PRINCIPAL           SECURITY              MARKET
    AMOUNT            DESCRIPTION            VALUE
------------------------------------------------------
U.S. TREASURY BILLS (8.1%):
1,200,000        5/30/96                  $ 1,174,752
                                         ------------
U.S. TREASURY BONDS (28.3%):
2,250,000        6.25%, 2/15/03             2,348,032
  950,000        7.25%, 5/15/04             1,054,909
  550,000        8.13%, 8/15/19               691,251
                                         ------------
   Total U.S. Treasury Bonds                4,094,192
                                         ------------
U.S. TREASURY NOTES (15.1%):
  300,000        7.50%, 1/31/96               300,567
  300,000        6.88%, 4/30/97               306,372
  700,000        6.50%, 5/15/97               711,914
  200,000        6.25%, 5/31/00               206,774
  400,000        7.25%, 5/15/16               456,508
  200,000        6.25%, 8/15/23               205,736
                                         ------------
   Total U.S. Treasury Notes                2,187,871
                                         ------------
U.S. TREASURY STRIPS (1.0%):
  460,000        2/15/15                      145,273
                                         ------------
INVESTMENT COMPANIES (1.3%):
  194,000        Dreyfus Treasury Prime
                   Fund                       194,000
                                         ------------
  Total Investment Companies                  194,000
                                         ------------
  Total (Cost--$13,611,629)(a)            $14,811,639
                                         ============

--------------


Percentages indicated are based on net assets of $14,456,894.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation         $ 1,256,995
        Unrealized depreciation             (56,985)
                                        -----------
        Net unrealized appreciation     $ 1,200,010
                                        ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

THE RIVERFRONT FUNDS, INC.
STOCK APPRECIATION FUND

                      SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1995

   SHARES OR
   PRINCIPAL             SECURITY                  MARKET
    AMOUNT              DESCRIPTION                VALUE
-------------------------------------------------------------
COMMON STOCKS (91.0%):
Aerospace--Aircraft (0.3%):
   1,500         Lockheed Martin Corp.         $   118,500
                                              ------------

Apparel (7.6%):
  30,000         Donnkenny, Inc.(b)                543,750
  15,000         Jones Apparel Group(b)            590,625
  24,000         The Men's Wearhouse,
                   Inc.(b)                         618,000
  12,000         Nike, Inc.-Class B                835,500
  10,000         St. John's Knits, Inc.            531,250
                                              ------------
                                                 3,119,125
                                              ------------

Banks (3.2%):
  15,000         Bank of Boston Corp.              693,750
  14,000         Corestates Financial Corp.        530,250
   2,500         Norwest Corp.                      82,500
                                              ------------
                                                 1,306,500
                                              ------------

Beverages (0.3%):
   2,000         PepsiCo, Inc.                     111,750
                                              ------------

Brokerage (2.9%):
  20,000         Raymond James Financial,
                   Inc.                            422,500
  10,000         Charles Schwab Corp.              201,250
   5,000         Donaldson Lufkin & Jenrette       156,250
  16,875         Waterhouse Investor Services,
                   Inc.                            417,656
                                              ------------
                                                 1,197,656
                                              ------------

Chemicals (0.9%):
  10,000         Union Carbide Holding
                   Corp.                           375,000
                                              ------------

Commercial Services (3.1%):

  12,500         Checkpoint Systems, Inc.(b)       467,187
  15,000         CUC International, Inc.(b)        511,875
  10,000         Franklin Quest Co.(b)             195,000
   2,000         Reuters Holdings-PLC ADR          110,250
                                              ------------
                                                 1,284,312
                                              ------------

    SHARES OR
    PRINCIPAL             SECURITY                 MARKET
     AMOUNT              DESCRIPTION               VALUE
--------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Computer Services (3.1%):
  10,000          HBO & Co.                    $   766,250
  20,000          National Data Corp.              495,000
                                              ------------
                                                 1,261,250
                                              ------------

Computers & Peripherals (3.0%):
  15,000          Gateway 2000, Inc.(b)            367,500
  10,000          Read-Rite Corp.(b)               232,500
   7,000          U.S. Robotics Corp.(b)           614,250
                                              ------------
                                                 1,214,250
                                              ------------

Computers & Software (16.7%):
  12,500          Active Voice Corp.(b)            343,750
  20,250          Bay Networks, Inc.(b)            832,780
  10,000          Cisco Systems, Inc.(b)           746,250
  12,000          Cognos, Inc.(b)                  535,500
  10,000          Dialogic Corp.(b)                385,000
  20,000          Global Village
                    Communication, Inc.(b)         387,500
  12,300          In Focus Systems, Inc.(b)        444,338
   7,000          Microsoft Corp.(b)               614,250
  10,000          Oracle Corp.(b)                  423,750
  15,000          Quarterdeck Corp.(b)             412,500
  10,000          Seagate Technology, Inc.(b)      475,000
  10,000          Sybase, Inc.(b)                  360,000
  13,500          Synopsys, Inc.(b)                513,000
   9,000          3 Com Corp.(b)                   419,625
                                              ------------
                                                 6,893,243

                                              ------------
Construction (1.7%):
  10,000          Centex Corp.                     347,500
  14,900          Toll Brothers, Inc.(b)           342,700
                                              ------------
                                                   690,200
                                              ------------

Drugs (3.4%):
  10,000          Amgen, Inc.(b)                   593,750
   1,500          Bristol Myers Squibb Co.         128,813
  10,000          Glaxo Holdings-ADR               282,500

                                   Continued

THE RIVERFRONT FUNDS, INC.
STOCK APPRECIATION FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1995

   SHARES OR
   PRINCIPAL             SECURITY               MARKET
    AMOUNT              DESCRIPTION             VALUE
--------------------------------------------------------
COMMON STOCKS, CONTINUED:
Drugs, continued:
   6,000         Merck & Co., Inc.           $   394,500
                                            ------------
                                               1,399,563
                                            ------------

Electronics (4.4%):
  15,000         Alliance Semiconductor
                   Corp.(b)                      174,375
  15,000         Analog Devices, Inc.(b)         530,625
  14,000         Linear Technology Corp.         549,500
  14,000         Maxim Integrated Products,
                   Inc.(b)                       539,000
                                            ------------
                                               1,793,500
                                            ------------

Environmental Control (0.7%):
  11,400         Imco Recycling, Inc.            279,300
                                            ------------

Financial Services (3.6%):
  10,000         Aames Financial Corp.           278,750
  12,000         Green Tree Financial Corp.      316,500
  27,500         The Money Store, Inc.           429,688
  20,000         Olympic Financial Ltd.(b)       325,000
      10         Transport Holdings, Inc.-
                   Class A(b)                        408
   2,000         Travelers Group, Inc.           125,750
                                            ------------
                                               1,476,096
                                            ------------

Food Services (3.1%):
  19,000         Daka International, Inc.(b)     522,500
  20,000         Starbucks Corp.(b)              420,000
  15,000         Wendy's International, Inc.     318,750
                                            ------------
                                               1,261,250
                                            ------------

Healthcare Services (8.1%):
  12,500         Columbia HCA Healthcare
                   Corp.                         634,375
  20,000         HEALTHSOUTH Corp.(b)            582,500
  10,000         Integrated Health Services,
                   Inc.                          250,000
  22,000         Maxicare Health Plans,
                   Inc.(b)                       591,250

      SHARES OR
      PRINCIPAL               SECURITY                 MARKET
       AMOUNT                DESCRIPTION               VALUE
---------------------------------------------------------------
COMMON STOCKS, CONTINUED:
Healthcare Services, continued:
   7,000              Pacificare Health Systems,
                        Inc. Class B(b)             $   609,000
  10,000              United Healthcare Corp.           655,000
                                                    -----------
                                                      3,322,125
                                                    -----------

Household Products/Wares (0.3%):
   1,500              Clorox Co.                        107,438
                                                    -----------

Insurance (2.8%):
   7,354              Allstate Corp.                    302,433
  10,000              W.R. Berkley Corp.                537,500
   2,000              CNA Financial Corp.(b)            227,000
   2,500              Providian Corp.                   101,875
                                                    -----------
                                                      1,168,808
                                                    -----------

Medical Supplies & Services (9.1%):
  20,000              Amsco International, Inc.(b)      297,500
  15,000              Boston Scientific Corp.(b)        735,000
  15,000              Idexx Laboratories, Inc.(b)       705,000
  14,000              Medtronic, Inc.                   782,250
  25,000              Mentor Corp.                      575,000
  20,000              Steris Corp.(b)                   645,000
                                                    -----------
                                                      3,739,750
                                                    -----------

Oil Equipment, Wells & Services (1.2%):
   2,000              Halliburton Co.                   101,250
  12,500              Tidewater, Inc.                   393,750
                                                    -----------
                                                        495,000
                                                    -----------

Retail-Office Supplies (2.7%):
  15,000              Corporate Express, Inc.(b)        451,875
  15,000              Officemax, Inc.(b)                335,625
  12,500              Staples, Inc.(b)                  304,688
                                                    -----------
                                                      1,092,188
                                                    -----------

Retail-Specialty (2.5%):
  26,000              Sunglass Hut International(b)     617,500
  10,000              Fastenal Co.                      422,500
                                                    -----------
                                                      1,040,000
                                                    -----------

                                   Continued

THE RIVERFRONT FUNDS, INC.
STOCK APPRECIATION FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1995

   SHARES OR
   PRINCIPAL            SECURITY                 MARKET
    AMOUNT             DESCRIPTION               VALUE
---------------------------------------------------------
COMMON STOCKS, CONTINUED:
Savings & Loan (2.1%):
  15,000        Coast Savings Financial,
                  Inc.(b)                    $   519,375
  20,000        Glendale Federal Bank(b)         350,000
                                             -----------
                                                 869,375
                                             -----------

Telecommunications (3.0%):
  10,000        Aspect Telecommunications
                  Corp.(b)                       335,000
  12,500        DSC Communications
                  Corp.(b)                       460,937
  12,500        Worldcom, Inc.(b)                440,625
                                             -----------
                                               1,236,562
                                             -----------

Textiles (0.9%):
  15,000        G&K Services, Inc.-Class A       382,500
                                             -----------

Tobacco (0.3%):
   1,500        Philip Morris Cos., Inc.         135,750
                                             -----------
  Total Common Stocks                         37,370,991
                                             -----------

    SHARES OR
    PRINCIPAL            SECURITY                MARKET
     AMOUNT             DESCRIPTION              VALUE
----------------------------------------------------------
INVESTMENT COMPANIES (5.0%):
2,050,000         Dreyfus Treasury Prime
                    Fund                      $ 2,050,000
                                              -----------
   Total Investment Companies                   2,050,000
                                              -----------
   Total Investments                           39,420,991
                                              -----------

REPURCHASE AGREEMENTS (3.8%):
1,579,159         Provident, 5.50%, dated
                    12/29/95, due 1/2/96
                    (Collateralized
                    by 4,604,823 Federal
                    National Mortgage Association,
                    6.24%, 2/25/23, market
                    value--$4,596,189)(c)         579,159
                                              -----------
   Total Repurchase Agreements                  1,579,159
                                              -----------
   Total (Cost--$33,882,327)(a)               $41,000,150
                                              ===========

--------------


Percentages indicated are based on net assets of $41,067,172.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation         $ 8,076,748
        Unrealized depreciation            (958,925)
                                        -----------
        Net unrealized appreciation     $ 7,117,823
                                        ===========

(b) Represents non-income producing securities.

(c) Provident Bank and The Riverfront Funds, Inc. are affiliated parties.

                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995


1.   ORGANIZATION:

     The Riverfront Funds, Inc. (the "Fund"), was organized as a Maryland Corporation on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is authorized to issue six series of shares of capital stock, representing interests in different portfolios of securities as follows: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Flexible Growth Fund and The Riverfront Stock Appreciation Fund (each, a "Portfolio"; and collectively, the "Portfolios"). During the year, the Fund acquired all six of the investment portfolios of MIM Mutual Funds, Inc. and combined them with three of the Fund's Portfolios including the newly created Stock Appreciation Fund.

     The Fund is authorized to issue 3,000,000,000 shares with a par value of $0.001. Sales of shares of the Portfolios may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

     The U.S. Government Income Fund, the Income Equity Fund, the Ohio Tax-Free Bond Fund, the Flexible Growth Fund and the Stock Appreciation Fund (collectively, "the variable net asset value funds") each offers two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only Investor A Shares. Investor A shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Portfolios' prospectuses. Certain redemptions of Investor B shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Portfolios' prospectuses. Each share class has identical rights and privileges, except with respect to distribution and services (12b-1) fees paid by each share class, voting rights on matters affecting a single share class, and the exchange privileges of each share class.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


     SECURITIES VALUATION:

     Investments of the money market fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Investments in common and preferred stocks, corporate bonds, municipal securities, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations on the principal exchange

                                   Continued

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995


     (closing sales prices if the over-the-counter National Market System) in which such securities are normally traded. Short-term investments maturing in 60 days or less are valued at amortized cost which, combined with accrued interest, approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value by the investment adviser under the supervision of the Fund's Board of Directors. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.


     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.


     REPURCHASE AGREEMENTS:

     The Portfolios may acquire repurchase agreements from financial institutions such as banks and broker dealers which Provident, as investment adviser, or the Portfolio's sub-investment adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.


     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. These differences are primarily due to differing treatments for dollar roll transactions, deferral of certain losses and expiring capital loss carryforwards.

                                   Continued

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995


     FEDERAL INCOME TAXES:

     It is the policy of each Portfolio to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.


     ESTIMATES:

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


3.   REORGANIZATION

     On June 26, 1995, the Fund entered into an Agreement and Plan of Reorganization and Liquidation (the "Plan") with MIM Mutual Funds, Inc. ("MIM"), a Maryland corporation. Pursuant to the Plan, the money market fund acquired all or substantially all of the assets of the Money Market Fund of MIM and the Income Equity Fund acquired all or substantially all of the assets of each of the Bond Income Fund, AFA Equity Income Fund and Stock Income Fund of MIM (collectively, the "Acquired Funds"), in exchange for the assumption of such Acquired Funds' stated liabilities and a number of full and fractional Investor A shares of the Money Market Fund or the Income Equity Fund, having an aggregate net asset value equal to such Acquired Funds' net assets (the "Reorganization"). Additionally, the MIM Stock Appreciation Fund and MIM Stock Growth Fund were acquired by the newly created Riverfront Stock Appreciation Fund. At a Special Meeting, held September 27, 1995, the shareholders of MIM approved the Reorganization which took effect September 30, 1995. The following is a summary of shares outstanding, net asset value per share and unrealized appreciation immediately before and after the Reorganization:


                              Before Reorganization        After Reorganization
                         ------------------------------    --------------------
                                            Riverfront         Riverfront
                             MIM          U.S. Government    U.S. Government
                         Money Market    Securities Money    Securities Money
                             Fund          Market Fund         Market Fund
                         ------------    ----------------    ----------------
     Shares                4,865,634        139,885,336         144,750,970
     Net Assets           $4,865,634       $139,883,045        $144,748,679
     Net Asset Value           $1.00              $1.00               $1.00


                                                  Before Reorganization                           After Reorganization
                             ------------------------------------------------------------------   --------------------
                               MIM Bond        MIM Stock    MIM AFA Equity    Riverfront Income     Riverfront Income
                             Income Fund    Income Fund      Income Fund         Equity Fund           Equity Fund
                             -----------    ------------    --------------    -----------------   --------------------
     Shares                      175,098        555,565          66,038            4,174,301             4,968,243
     Net Assets               $1,911,667     $7,001,927        $813,625          $51,090,349           $60,817,568
     Net Asset Value:             $10.92*        $12.60*         $12.32*
       Investor A Shares                                                              $12.25                $12.25
       Investor B Shares                                                              $12.00                $12.00
     Unrealized Appreciation  $  254,298     $1,425,640        $ 70,$83          $ 2,235,485           $ 3,985,706

     --------

     * Prior to the reorganization, MIM offered only one class of shares of each Acquired Fund.

                                   Continued

THE RIVERFRON FUNDS, INC.

                               DECEMBER 31, 1995


4.   CAPITAL SHARE TRANSACTIONS:

     Transactions in capital shares for the Fund were as follows:

                                       U.S. Government Securities            U.S. Government
                                           Money Market Fund                   Income Fund                  Income Equity Fund
                                      -----------------------------    -----------------------------    ----------------------------
                                       Year Ended       Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
                                      December 31,     December 31,    December 31,     December 31,    December 31,    December 31,
                                          1995           1994 (a)          1995           1994 (a)          1995          1994 (a)
                                      ------------     ------------    ------------     ------------    ------------    ------------
     CAPITAL TRANSACTIONS:
     INVESTOR A SHARES:
       Proceeds from shares issued   $ 331,872,719     $ 252,936,958    $ 4,352,572      $ 7,849,466      $ 9,389,60    $13,962,314
       Proceeds from shares issued
          in connection with
          acquisition                    4,865,634                                                         9,727,219
       Dividends reinvested              1,518,099           569,500        569,125          333,435       8,635,353        900,398
       Cost of shares redeemed        (330,133,820)     (237,338,519)    (4,089,227)      (2,238,879)     (7,219,484)    (2,457,054)
                                     -------------     -------------    -----------      -----------     -----------    -----------
       Change in net assets from
          Investor A share
          transactions               $   8,122,632     $  16,167,939    $   832,470      $ 5,944,022     $20,532,690    $12,405,658
                                     =============     =============    ===========      ===========     ===========    ===========

     INVESTOR B SHARES:
       Proceeds from shares issued                                      $ 1,317,928                      $ 2,765,814
       Dividends reinvested                                                   9,712                           13,294
       Cost of shares redeemed                                              (96,002)                         (43,350)
                                                                        -----------                      -----------
       Change in net assets from
          Investor B share
          transactions                                                  $ 1,231,638                      $ 2,735,758
                                                                        ===========                      ===========

     SHARE TRANSACTIONS:
     INVESTOR A SHARES:
       Issued                          331,872,719       252,936,958        469,561          838,911         828,287      1,295,899
       Issued in connection with
          acquisition                    4,865,634                                                           793,942
       Reinvested                        1,518,099           569,500         60,733           36,232         763,006         84,342
       Redeemed                       (330,133,820)     (237,338,519)      (435,482)        (243,620)       (630,554)      (230,101)
                                     -------------     -------------    -----------      -----------     -----------    -----------
       Change in Investor A Shares       8,122,632        16,167,939         94,812          631,523       1,754,681      1,150,140
                                     =============     =============    ===========      ===========     ===========    ===========
     INVESTOR B SHARES:
       Issued                                                               123,342                          241,570
       Reinvested                                                               903                            1,125
       Redeemed                                                              (8,962)                          (3,605)
                                                                         ----------                      ----------
       Change in Investor B Shares                                          115,283                          239,090
                                                                        ===========                      ===========

     --------
     (a)  Audited by other auditors.

                                   Continued

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995


                                                                                Flexible Growth            Stock Appreciation
                                              Ohio Tax-Free Bond Fund                Fund                        Fund
                                           -----------------------------    -----------------------------  ------------------
                                                           Period from                      Period from
                                                          August 1, 1994                   August 1, 1994
                                            Year Ended        through        Year Ended       through       October 1, 1995
                                           December 31,     December 31,    December 31,    December 31,      December 31,
                                               1995           1994(a)           1995          1994(a)           1995(b)
                                           ------------   --------------    ------------   --------------   ---------------
     CAPITAL TRANSACTIONS:
     INVESTOR A SHARES:
       Proceeds from shares issued           $297,450      $10,355,0088      $6,257,968      $2,833,344       $   738,522
       Dividends reinvested                     8,453                27         282,271          13,957         1,542,781
       Cost of shares redeemed               (109,278)                         (717,635)       (100,558)       (3,611,887)
                                             --------      ------------      ----------      ----------       -----------
       Change in net assets from Investor A
          share transactions                 $196,625       $10,355,115      $5,822,604      $2,746,743       $(1,330,584)
                                             ========      ============      ==========      ==========       ===========
     INVESTOR B SHARES:
       Proceeds from shares issued           $598,493                        $4,818,782                       $    71,986
       Dividends reinvested                     9,755                            52,617
       Cost of shares redeemed                 (5,034)                         (188,581)
                                             --------                        ----------                       -----------
       Change in net assets from Investor B
          share transactions                 $603,214                        $4,682,818                       $    71,986
                                             ========                        ==========                       ===========
     SHARE TRANSACTIONS:
     INVESTOR A SHARES:
       Issued                                  29,259         1,036,159         593,056         285,468            76,082
       Reinvested                                 833                 3          25,863           1,408           164,279
       Redeemed                               (10,732)                          (65,727)      - (10,174)         (370,208)
                                             --------      ------------      ----------      ----------       -----------
       Change in Investor A Shares             19,360         1,036,162         553,192         276,702          (129,847)
                                             ========      ============      ==========      ==========       ===========
     INVESTOR B SHARES:
       Issued                                  57,922                           442,046                             7,299
       Reinvested                                 927                             4,698
       Redeemed                                  (491)                          (16,667)
                                             --------                        ----------                       -----------
       Change in Investor B Shares             58,358                           430,077                             7,299
                                             ========                        ==========                       ===========

     --------
     (a) Period from commencement of operations. Audited by other auditors.
     (b) Period from date acquired by Riverfront Stock Appreciation Fund.


5.   RELATED PARTY TRANSACTIONS

     Provident has entered into an Investment Advisory Agreement with the Fund whereby Provident supervises and manages the investment and reinvestment of the assets of the U.S. Government Securities Money Market Fund, the U.S. Government Income Fund, the Ohio Tax-Free Bond Fund and the Stock Appreciation Fund. Under the terms of the Investment Advisory Agreement, Provident is entitled to receive fees based on a percentage of the average net assets of each Portfolio.

     At meetings held on May 19, 1995 and June 26, 1995, the Board of Directors of the Fund approved an increase from 0.75% to 0.95% in the investment advisory fee paid to Provident by the Income Equity Fund. In addition, the Board approved a new sub-investment advisory agreement between Provident and DePrince, Race & Zollo, Inc. on behalf of the Income Equity Fund which also increased the sub-investment advisory fees paid by Provident to the new sub-investment adviser. At a Special Meeting, held July 31, 1995, the

                                   Continued

     THE RIVERFRONT FUNDS, INC.

                               December 31, 1995

     shareholders of the Income Equity Fund approved the proposed amendments to the investment advisory agreement to increase the investment advisory fees and to enter into the agreement with the new sub-investment adviser. The amendments took effect August 15, 1995.

     Pursuant to the terms of the Investment Advisory Agreement with the Fund, Provident has entered into Sub-Investment Advisory Agreements with DePrince, Race & Zollo, Inc. ("DePrince"), for the Income Equity Fund and with James Investment Research ("JIR") for the Flexible Growth Fund. DePrince and JIR provide investment advice to and supervise the investment program of the Income Equity Fund and the Flexible Growth Fund, respectively. Under the terms of the Sub-Investment Advisory Agreements, JIR receives from Provident fees calculated at 0.50% of the average daily net assets of the Flexible Growth Fund, and DePrince receives from Provident fees calculated at 0.50% of average daily net assets up to $55 million and 0.55% of average daily net assets up to $75 million of the Income Equity Fund.

     In addition to serving as Investment Adviser, Provident serves as custodian and fund accountant to the Portfolios. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Portfolio.

     During the year ended December 31, 1995, Provident Securities Investor, Inc. ("PSI"), an affiliate of Provident which is a registered broker dealer, executed transactions to purchase and sell portfolio investments on behalf of the Fund. The Fund paid PSI approximately $85,000 that has been included in investments at cost, as commissions for such transactions.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

     BISYS, with whom certain officers and a director of the Fund are affiliated, serves the Fund as Administrator, principal underwriter and distributor. Such officers and director are paid no fees directly by the Portfolios for serving as officers and as director of the Fund. Under the terms of the Administration Agreement, BISYS' fees are computed at 0.20% of the average daily net assets of each Portfolio.

     Provident also serves as Transfer Agent and Shareholder Servicing Agent to the Fund, and BISYS Ohio serves as Sub-Transfer Agent for the Investor B Shares. Under the terms of the Master Transfer and Record-keeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Portfolio and certain out-of-pocket expenses. Under the terms of the Shareholder Servicing Agreement, Provident may receive a fee computed daily at an annual rate of up to 0.25% of the average daily net assets of certain shares of each Portfolio. This fee may be used to reimburse BISYS or other providers of Record keeping and/or administrative support services. As of December 31, 1995, there were no shareholder servicing agreements entered into on behalf of any of the Portfolios.

     The Fund has adopted an Investor A Distribution and Shareholder Service Plan ("Investor A Plan") and an Investor B Distribution and Shareholder Service Plan ("Investor B Plan"), each in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Investor A Plan, each Portfolio is


                                   Continued

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995


     authorized to pay or reimburse BISYS, as distributor of Investor A shares, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net assets of Investor A Shares of each Portfolio. Pursuant to the Investor B Plan, each variable net asset value fund is authorized to pay or reimburse BISYS, as distributor of Investor B shares, (a) a distribution fee in an amount not to exceed, on an annual basis, 0.75% of the average daily net assets of Investor B shares of that Portfolio and
     (b) a service fee in an amount not to exceed 0.25% of the average daily net asset value of Investor B Shares of that Portfolio. These fees may be used by BISYS to pay banks, broker dealers and other institutions, including Provident, DePrince and JIR, or to reimburse BISYS or its affiliates, to finance any activity which is principally intended to result in the sale of shares or to compensate for providing shareholder services. For the year ended December 31, 1995, BISYS received $214,820 from commissions on sales of capital shares, of which $190,064 was reallowed to dealers of the Fund's shares including $186,048 to affiliates of the Fund.

     Provident and certain of its affiliates own shares of Portfolios of the Fund. As of December 31, 1995, the aggregate values of Capital shares owned by Provident and its affiliates were as follows (amounts in thousands):

U.S. Government Income Fund                                             $31,623
Income Equity Fund                                                        5,273
Ohio Tax-Free Bond Fund                                                  10,510
Flexible Growth Fund                                                      2,055


     Fees may be voluntarily reduced or reimbursed to assist the Portfolios in maintaining competitive expense ratios.

     Information regarding these transactions is as follows for the year ended December 31, 1995:

                                                                       U.S. Government                         Income
                                                                      Securities Money   U.S. Government       Equity
                                                                         Market Fund       Income Fund          Fund
                                                                      ----------------   ---------------       -------
     INVESTMENT ADVISORY FEES:
     Annual fee before voluntary fee reductions (percentage of
        average daily net assets)                                             0.15%             0.40%             0.95%
     Voluntary fee reductions                                                                                  $11,516

     12b-1 FEES (INVESTOR A):
     Voluntary fee reductions                                             $369,910           $33,246           $30,381

     CUSTODIAN AND ACCOUNTING FEES:                                       $ 73,973           $36,115           $72,596

     TRANSFER AGENT FEES:                                                 $ 59,257           $37,402           $42,860

     REIMBURSED FEES:                                                                        $   548           $62,119

                                   Continued

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995

                                                        Ohio Tax-Free        Flexible    Stock Appreciation
                                                          Bond Fund        Growth Fund         Fund (a)
                                                        -------------      -----------   ------------------
     INVESTMENT ADVISORY FEES:
     Annual fee before voluntary fee reductions
        (percentage of average daily net assets)             0.50%             0.90%              0.80%
     Voluntary fee reductions                              $11,234           $25,567           $   900

     12b-1 FEES (INVESTOR A):
     Voluntary fee reductions                              $ 4,699           $ 5,552           $   281

     CUSTODIAN AND ACCOUNTING FEES:                        $15,708           $12,666           $15,578

     TRANSFER AGENT FEES:                                  $25,445           $22,857           $ 9,834

     REIMBURSED FEES:                                      $   544           $44,178

     --------
     (a) For the period from October 1, 1995 (date acquired by Riverfront Stock Appreciation Fund) through December 31, 1995.


6.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1995 are as follows:

                                          Purchases          Sales
                                         -----------      -----------
     U.S. Government Income Fund         $26,035,286      $23,842,104
     Income Equity Fund                   90,884,221       83,829,266
     Ohio Tax-Free Bond Fund               6,043,089        3,396,960
     Flexible Growth Fund                 10,928,467          891,684
     Stock Appreciation Fund              23,560,396(a)    17,024,763(a)

     --------
     (a) For the period from October 1, 1995 (date acquired by Riverfront Stock Appreciation Fund) to December 31, 1995.


7.   FEDERAL INCOME TAXES:

     For federal income tax purposes, the following Portfolios have capital loss carryforwards as of December 31, 1995, which are available to offset future capital gains, if any:

                                                          Expires     Amount
                                                          -------   ----------
     U.S. Government Securities Money Market Fund......     2002    $      875
     U.S. Government Securities Money Market Fund......     2003    $    1,415

     U.S. Government Income Fund.......................     2002    $1,393,386
     U.S. Government Income Fund.......................     2003    $  513,952
     Ohio Tax-Free Bond Fund...........................     2002    $    8,658


                                   Continued

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995


8.   ELIGIBLE DISTRIBUTIONS (UNAUDITED):

     The Fund designated the following eligible distributions for the dividends 1995:

                                                          Income       Flexible
                                                        Equity Fund   Growth Fund
                                                        -----------   -----------
     Dividend Income                                     $1,590,886     $89,366
     Dividend Income Per Share--Investor A Shares        $    0.235     $ 0.075
     Dividend Income Per Share--Investor B Shares        $    0.113     $ 0.054


9.   EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED):

     The Fund designated the following exempt-interest income for the Ohio Tax-Free Bond Fund for the year ended December 31, 1995:

                                             Investor A Share    Investor B Shares
                                             ----------------    -----------------
     Exempt-interest distributions               $395,917             $12,980
     Exempt-interest distribution per share      $  0.376             $ 0.267


     The percentage break-down of the exempt-interest by state for the Ohio Tax-Free Bond Fund for the year ended December 31, 1995 was as follows:

     Florida                                                           0.9%
     Georgia                                                           0.5%
     Louisiana                                                         1.5%
     Ohio                                                             94.6%
     Tennessee                                                         0.6%
     Texas                                                             1.9%
                                                                     -----
                                                                     100.0%


10.  CAPITAL GAIN DISTRIBUTIONS (UNAUDITED)

     The Fund declared and distributed capital gains to shareholders in the following amounts per share for the taxable year ended December 31, 1995:

                                         Long-term       Short-term
     Income Equity Fund                   0.1210          1.2140
     Flexible Growth Fund                 0.0162          0.0885
     Stock Appreciation Fund(a)           0.0585          0.3158


(a) For the period from October 1, 1995 (date acquired by Riverfront Stock Appreciation Fund) through December 31, 1995.

THE RIVERFRONT FUNDS, INC.

                               December 31, 1995


                              FINANCIAL HIGHLIGHTS

                                                         U.S. Government Securities Money Market Fund



                                                                                                  October 1,
                                                              Years ended December 31,              1992 to
                                                       --------------------------------------    December 31,
                                                          1995        1994 (d)      1993 (d)      1992 (a)(d)
                                                       ----------    ----------    ----------    ------------
Net Asset Value, Beginning of Period                   $     1.00    $     1.00    $     1.00     $     1.00
                                                       ----------    ----------    ----------     ----------

INVESTMENT ACTIVITIES
   Net investment income                                     0.05          0.04          0.03           0.01
                                                       ----------    ----------    ----------     ----------
   Total from Investment Activities                          0.05          0.04          0.03           0.01
                                                       ----------    ----------    ----------     ----------
DISTRIBUTIONS
   Net investment income                                    (0.05)        (0.04)        (0.03)         (0.01)
   Total Distributions                                      (0.05)        (0.04)        (0.03)         (0.01)
                                                       ----------    ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $     1.00    $     1.00    $     1.00     $     1.00
                                                       ==========    ==========    ==========     ==========
Total Return                                                 5.52%         3.78%         2.90%          0.80%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $  157,495    $  149,374    $  133,207     $   37,083
Ratio of expenses to average net assets                      0.58%         0.51%         0.32%          0.01%(c)
Ratio of net investment income to average net assets         5.34%         3.70%         2.85%          3.09%(c)
Ratio of expenses to average net assets*                     0.83%         0.80%         0.42%          0.68%(c)
Ratio of net investment income to average net assets*        5.09%         3.41%         2.75%          2.42%(c)

--------
* During the period, certain fees were voluntarily reduced. In addition, the manager or investment adviser reimbursed expenses to the Portfolio. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d)  Audited by other auditors.



                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.


                              FINANCIAL HIGHLIGHTS


                                                                          U.S. GOVERNMENT INCOME FUND
                                                   --------------------------------------------------------------------------
                                                                    JANUARY 17,
                                                    YEAR ENDED        1995 TO              YEARS ENDED DECEMBER 31,
                                                   DECEMBER 31,     DECEMBER 31,    -----------------------------------------
                                                       1995           1995(a)        1994(f)    1993(f)   1992(b)(f)  1991(f)
                                                   ------------     ------------    ---------  ---------  ----------  -------
                                                    INVESTOR A       INVESTOR B
                                                   ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  8.92           $10.00        $  9.91    $  9.76     $ 10.00   $10.00
                                                     -------           ------        -------    -------     -------   ------

INVESTMENT ACTIVITIES
   Net investment income                                0.54             0.43           0.54       0.51        0.10     0.73
    Net realized and unrealized gains (losses) from
      investments                                       0.79             0.94          (0.99)      0.20       (0.23)
                                                     -------           ------        -------    -------     -------   ------
      Total from Investment Activities                  1.33             1.37          (0.45)      0.71       (0.13)    0.73
                                                     -------           ------        -------    -------     -------   ------
DISTRIBUTIONS
   Net investment income                               (0.54)           (0.42)         (0.54)     (0.50)      (0.10)   (0.73)
   In excess of net investment income                                                             (0.06)      (0.01)
                                                     -------           ------        -------    -------     -------   ------
      Total Distributions                              (0.54)           (0.42)         (0.54)     (0.56)      (0.11)   (0.73)
                                                     -------           ------        -------    -------     -------   ------
NET ASSET VALUE, END OF PERIOD                       $  9.71           $10.95        $  8.92  $    9.91 $      9.76   $10.00
                                                     =======           ======        =======    =======     =======   ======
Total Return (excludes sales charge)                   15.22%           13.96%(e)      (4.64)%     7.38%      (1.31)%     NA

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                    $36,538           $1,263        $32,721    $30,078     $24,588   $   33
Ratio of expenses to average net assets                 1.09%            1.90%(c)       0.86%      0.65%       0.66%    0.00%
Ratio of net investment income to average net assets    5.74%            4.80%(c)       5.78%      5.05%       4.00%    7.34%
Ratio of expenses to average net assets*                1.18%            1.90%(c)       1.14%      1.08%       1.06%
Ratio of net investment income to average net assets*   5.65%            4.80%(c)       5.49%      4.62%       3.60%
Portfolio Turnover                                        75%(d)           75%(d)         83%       220%        117%       0%

--------
* During the period, certain fees were voluntarily reduced. In addition, the manager or investment adviser reimbursed expenses to the Portfolio. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)   Period from commencement of operations.
(b) Investment operations and sales of shares to the public began on October 1, 1992.
(c)   Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(f)   Audited by other auditors.


                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.


                              FINANCIAL HIGHLIGHTS


                                                                                  INCOME EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                                       JANUARY 17,
                                                       YEAR ENDED        1995 TO               YEARS ENDED DECEMBER 31,
                                                      DECEMBER 31,     DECEMBER 31,    -----------------------------------------
                                                          1995           1995(a)        1994(f)   1993(f)   1992(b)(f)   1991(f)
                                                      ------------     ------------    ---------  --------  ----------   -------
                                                       INVESTOR A       INVESTOR B
                                                      ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.15           $10.00        $ 10.63   $ 10.78    $ 10.00     $10.00
                                                        -------           ------        -------   -------    -------     ------

INVESTMENT ACTIVITIES
   Net investment income                                   0.27             0.13           0.32      0.28       0.08       0.73
    Net realized and unrealized gains from investments     2.89             2.78                     1.01       0.80
                                                        -------           ------        -------   -------    -------     ------
   Total from Investment Activities                        3.16             2.91           0.32      1.29       0.88       0.73
                                                        -------           ------        -------   -------    -------     ------
DISTRIBUTIONS
   Net investment income                                  (0.27)           (0.13)         (0.31)    (0.27)     (0.08)     (0.73)
   In excess of net investment income                                                               (0.03)     (0.01)
   Net realized gains                                     (1.34)           (0.93)         (0.49)    (1.14)
   In excess of net realized gains                                                                             (0.01)
   Total Distributions                                    (1.61)           (1.06)         (0.80)    (1.44)     (0.10)     (0.73)
                                                        -------           ------        -------   -------    -------     ------
NET ASSET VALUE, END OF PERIOD                          $ 11.70           $11.85        $ 10.15   $ 10.63    $ 10.78     $10.00
                                                        =======           ======        =======   =======    =======     ======
Total Return (excludes sales charge)                      31.45%           29.28%(e)       3.08%    12.11%      8.74%        NA

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                       $60,845           $2,833        $34,965   $24,387    $12,262     $   43
Ratio of expenses to average net assets                    1.49%            2.46%(c)       1.30%     1.47%      1.48%      0.00%
Ratio of net investment income to average net assets       2.27%            1.12%(c)       2.93%     2.55%      3.16%      7.34%
Ratio of expenses to average net assets*                   1.74%            2.51%(c)       1.58%     1.64%      2.02%
Ratio of net investment income to average net assets*      2.02%            1.07%(c)       2.65%     2.38%      2.62%
Portfolio Turnover                                          180%(d)          180%(d)        119%      145%        12%         0%

--------
* During the period, certain fees were voluntarily reduced. In addition, the manager or investment adviser reimbursed expenses to the Portfolio. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)   Period from commencement of operations.
(b) Investment operations and sales of shares to the public began on October 1, 1992.
(c)   Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(f)   Audited by other auditors.


                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.


                              FINANCIAL HIGHLIGHTS


                                       OHIO TAX-FREE BOND FUND                                 FLEXIBLE GROWTH FUND
                            ------------------------------------------------   ----------------------------------------------------
                                             JANUARY 17,      FROM AUGUST 1,                     JANUARY 17,      FROM SEPTEMBER 1,
                             YEAR ENDED        1995 TO         1994 THROUGH      YEAR ENDED        1995 TO          1994 THROUGH
                            DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                               1995            1995(a)         1994(a)(f)           1995           1995(a)           1994(a)(f)
                            ------------     ------------     --------------    ------------     ------------     -----------------
                             INVESTOR A       INVESTOR B                         INVESTOR A       INVESTOR B
                            ------------     ------------                       ------------     ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  9.83           $10.00            $ 10.00          $ 9.79           $10.00             $10.00
                              -------           ------            -------          ------           ------             ------
INVESTMENT ACTIVITIES
  Net investment income         0.39              0.27               0.12            0.35             0.25               0.10
   Net realized and
     unrealized gains
     (losses) from
     investments                0.67              0.73              (0.17)           1.66             1.79              (0.18)
                             -------            ------            -------          ------           ------             ------
     Total from Investment
       Activities               1.06              1.00              (0.05)           2.01             2.04              (0.08)
                             -------            ------            -------          ------           ------             ------
DISTRIBUTIONS
  Net investment income        (0.38)            (0.27)             (0.12)          (0.34)           (0.24)             (0.13)
  Net realized gains                                                                (0.10)           (0.10)
                             -------            ------            -------          ------           ------             ------
  Total Distributions          (0.38)            (0.27)             (0.12)          (0.44)           (0.34)             (0.13)
                             -------            ------            -------          ------           ------             ------
NET ASSET VALUE, END OF
   PERIOD                    $ 10.51            $10.73            $  9.83          $11.36           $11.70             $ 9.79
                             =======            ======            =======          ======           ======             ======
Total Return (excludes
   sales charge)               10.96%            10.10%(e)          (0.47)%(e)      20.83%           20.53%(c)          (0.82)%(e)


RATIOS/SUPPLEMENTAL DATA:

Net Assets at end of period
   (000)                     $11,091            $  626            $10,190          $9,427           $5,030             $2,709
Ratio of expenses to
   average net assets           1.49%             2.27%(d)           1.08%(d)        1.28%            2.04%(d)           1.48%(d)
Ratio of net investment
   income to average net
   assets                       3.77%             3.01%(d)           2.92%(d)        3.48%            2.69%(d)           4.01%(d)
Ratio of expenses to
   average net assets*          1.64%             2.41%(d)           1.44%(d)        1.67%            2.84%(d)           4.61%(d)
Ratio of net investment
   income to average net
   assets*                      3.62%             2.87%(d)           2.56%(d)        3.09%            1.89%(d)           0.88%(d)
Portfolio Turnover                34%(b)            34%(b)             29%             13%(b)           13%(b)              1%

--------
* During the period, certain fees were voluntarily reduced. In addition, the manager or investment adviser reimbursed expenses to the Portfolios. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(c) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(d)  Annualized.
(e)  Not annualized.
(f)  Audited by other auditors.


                       See notes to financial statements.

THE RIVERFRONT FUNDS, INC.


                              FINANCIAL HIGHLIGHTS


                                                                       STOCK APPRECIATION FUND
                                       ------------------------------------------------------------------------------------------
                                       FROM OCTOBER 1,    FROM OCTOBER 1,
                                         1995 THROUGH       1995 THROUGH
                                        DECEMBER 31,        DECEMBER 31,                    YEARS ENDED SEPTEMBER 30,
                                       ---------------    ---------------    ----------------------------------------------------
                                          1995(b)           1995(a)(b)        1995(f)    1994(f)    1993(f)    1992(f)    1991(f)
                                       ---------------    ---------------    ---------  ---------  ---------  ---------  --------
                                        INVESTOR A          INVESTOR B
NET ASSET VALUE, BEGINNING OF
    PERIOD                               $ 10.00              $10.00          $  8.25    $ 10.18    $  7.98    $  7.70   $  4.64
                                         -------              ------          -------    -------    -------    -------   -------

INVESTMENT ACTIVITIES
   Net investment loss                     (0.01)              (0.01)           (0.07)     (0.12)     (0.17)     (0.08)    (0.11)
    Net realized and unrealized gains
      (losses) from investments.....       (0.12)              (0.08)            2.14      (1.26)      2.57       1.41      3.17
                                         -------              ------          -------    -------    -------    -------   -------
        Total from Investment Activities   (0.13)              (0.09)            2.07      (1.38)      2.40       1.33      3.06
                                         -------              ------          -------    -------    -------    -------   -------
DISTRIBUTIONS
   Net realized gains                      (0.37)                               (0.32)     (0.55)     (0.20)     (1.05)
                                         -------              ------          -------    -------    -------    -------   -------
        Total Distributions                (0.37)                               (0.32)     (0.55)     (0.20)     (1.05)
                                         -------              ------          -------    -------    -------    -------   -------
NET ASSET VALUE, END OF PERIOD           $  9.50              $ 9.91          $ 10.00    $  8.25    $ 10.18    $  7.98   $  7.70
                                         =======              ======          =======    =======    =======    =======   =======
Total Return (excludes sales charge)       (1.20)%(c)          (0.90)%(c)       25.12%    (13.91)%    30.61%     16.69%    66.04%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)        $40,995              $   72          $44,500    $47,880    $59,330    $28,750    $9,600
Ratio of expenses to average net assets     1.76%(d)            2.30%(d)         2.61%      2.44%      2.47%      2.70%     2.89%
Ratio of net investment income to
    average net assets                     (0.49)%(d)          (1.69)%(d)       (0.73)%    (1.35)%    (1.85)%    (1.00)%   (1.72)%
Ratio of expenses to average net
    assets*                                 1.77%(d)            2.39%(d)
Ratio of net investment income to
    average net assets*                    (0.50)%(d)          (1.78)%(d)
Portfolio turnover                            46%(e)              46%(e)          197%       254%       216%       288%      240%

* During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses to the Portfolios. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)   Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of the net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c)   Not annualized.
(d)   Annualized.
(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f)   Audited by other auditors.


                       See notes to financial statements.

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Fund with regard to portfolio investments for the Funds including Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Fund and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

         Description of the six highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rate Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Description of the six highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated circumstances.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB Bonds which are rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Description of six highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         A-       because of economic conditions.

         A+       Protection factors are average but adequate.  However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

         BBB Debt has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

         Description of the six highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payments of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         IBCA's description of its six highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

         B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

         Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicated where within the respective category the issue is placed):

         AAA The highest category; indicates ability to repay principal and interest on a timely basis is very high.

         AA The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB The lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BB While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

         B Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                           - Leading market positions in well-established industries.

                           -        High rates of return on funds employed.

                           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                           - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rate d below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+ Obligations supported by the highest capacity for timely repayment.

         A1 Obligations supported by a very strong capacity for timely repayment.

         A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         Thomson's description of its three highest short-term ratings:

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

Municipal Obligations Ratings

         The following summarizes the three highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG-1 or VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2 or VMIG-2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG-3 or VMIG-3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         S&P SP-1, SP-2, and SP-3 municipal note ratings (the three highest ratings assigned) are described as follows:

                  "SP-1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                  "SP-2": Satisfactory capacity to pay principal and interest.

                  "SP-3": Speculative capacity to pay principal and interest.

         The following summarizes the four highest ratings used by Moody's for state and municipal bonds:

                  "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  "A": Bonds which possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa": Bonds which are considered as medium grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         The following summarizes the four highest ratings used by S&P for state and municipal bonds:

                  "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                  "A": Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  "BBB": Debt which has adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

                             Registration Statement

                                       of

                           THE RIVERFRONT FUNDS, INC.

                                       on

                                    Form N-1A

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a)          Financial Statements:

     Included in Part A:

     (i)          The Riverfront U.S. Government Securities Money Market
                  Fund

                  Financial Highlights

    (ii)          The Riverfront U.S. Government Income Fund

                  Financial Highlights

   (iii)          The Riverfront Income Equity Fund

                  Financial Highlights

    (iv)          The Riverfront Ohio Tax-Free Bond Fund

                  Financial Highlights


     (v)          The Riverfront Balanced Fund


                  Financial Highlights

    (vi)          The Riverfront Stock Appreciation Fund

                  Financial Highlights


   (vii)          The Riverfront Large Company Select Fund

                  None


   Included in Part B:

     (i)          The Riverfront U.S. Government Securities Money Market
                  Fund

                  Statement of Assets and Liabilities dated June 30, 1996 (unaudited)

                  Statement of Operations for the six months ended June 30, 1996 (unaudited)

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995

                  Schedule of Portfolio Investments dated June 30, 1996 (unaudited)

                  Notes to Financial Statements as of June 30, 1996
                  (unaudited)

                  Financial Highlights for the six months ended June 30, 1996 (unaudited) and the years ended December 31, 1995, 1994 and 1993, and the period from commencement of operations (October 1, 1992) to December 31, 1992


                  Statement of Assets and Liabilities dated December 31,
                  1995

                  Statement of Operations for the year ended December 31,
                  1995

                  Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994

                  Schedule of Portfolio Investments dated December 31, 1995

                  Notes to Financial Statements as of December 31, 1995

                  Report of Independent Auditors dated January 15, 1996

                  Financial Highlights for the years ended December 31, 1995, 1994 and 1993, and the period from commencement of operations (October 1, 1992) to December 31, 1992

    (ii)          The Riverfront U.S. Government Income Fund


                  Statement of Assets and Liabilities dated June 30, 1996 (unaudited)

                  Statement of Operations for the six months ended June 30, 1996 (unaudited)

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995

                  Schedule of Portfolio Investments dated June 30, 1996 (unaudited)

                  Notes to Financial Statements as of June 30, 1996
                  (unaudited)

                  Financial Highlights for the six months ended June 30, 1996 (unaudited) and the years ended December 31, 1995, 1994 and 1993, and the period from commencement of operations (October 1, 1992) to December 31, 1992


                  Statement of Assets and Liabilities dated December 31,
                  1995

                  Statement of Operations for the year ended December 31,
                  1995

                  Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994

                  Schedule of Portfolio Investments dated December 31, 1995

                  Notes to Financial Statements as of December 31, 1995

                  Report of Independent Auditors dated January 15, 1996

                  Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 (Investor A shares), and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B shares)

   (iii)          The Riverfront Income Equity Fund


                  Statement of Assets and Liabilities dated June 30, 1996 (unaudited)

                  Statement of Operations for the six months ended June 30, 1996 (unaudited)

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995

                  Schedule of Portfolio Investments dated June 30, 1996 (unaudited)

                  Notes to Financial Statements as of June 30, 1996
                  (unaudited)

                  Financial Highlights for the six months ended June 30, 1996 (unaudited) and the years ended December 31, 1995, 1994 and 1993, and the period from commencement of operations (October 1, 1992) to December 31, 1992

                  Statement of Assets and Liabilities dated December 31,
                  1995

                  Statement of Operations for the year ended December 31,
                  1995

                  Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994

                  Schedule of Portfolio Investments dated December 31, 1995

                  Notes to Financial Statements as of December 31, 1995

                  Report of Independent Auditors dated January 15, 1996

                  Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 (Investor A shares), and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B shares)

    (iv)          The Riverfront Ohio Tax-Free Bond Fund


                  Statement of Assets and Liabilities dated June 30, 1996 (unaudited)

                  Statement of Operations for the six months ended June 30, 1996 (unaudited)

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995

                  Schedule of Portfolio Investments dated June 30, 1996 (unaudited)

                  Notes to Financial Statements as of June 30, 1996
                  (unaudited)

                  Financial Highlights for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995, and the period from commencement of operations (August 1, 1994) to December 31, 1994


                  Statement of Assets and Liabilities dated December 31,
                  1995

                  Statements of Operations for the year ended December 31,
                  1995

                  Statements of Changes in Net Assets for the year ended December 31, 1995, and the period from commencement of operations (August 1, 1994) to December 31, 1994

                  Schedule of Portfolio Investments dated December 31, 1995

                  Notes to Financial Statements as of December 31, 1995

                  Report of Independent Auditors dated January 15, 1996

                  Financial Highlights for the year ended December 31, 1995 and the period from commencement of operations (August 1, 1994) to December 31, 1994 (Investor A shares) and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B shares)


         (v)      The Riverfront Balanced Fund

                  Statement of Assets and Liabilities dated June 30, 1996 (unaudited)

                  Statement of Operations for the six months ended June 30, 1996 (unaudited)

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995

                  Schedule of Portfolio Investments dated June 30, 1996 (unaudited)

                  Notes to Financial Statements as of June 30, 1996
                  (unaudited)

                  Financial Highlights for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995, and the period from commencement of operations (September 1, 1994) to December 31, 1994


                  Statement of Assets and Liabilities dated December 31,
                  1995

                  Statement of Operations for the year ended December 31,
                  1995

                  Statements of Changes in Net Assets for the year ended December 31, 1995, and the period from commencement of operations (September 1, 1994) to December 31, 1994

                  Schedule of Portfolio Investments dated December 31, 1995

                  Notes to Financial Statements as of December 31, 1995

                  Report of Independent Auditors dated January 15, 1996

                  Financial Highlights for the year ended December 31, 1995 and the period from commencement of operations

                  (September 1, 1994) to December 31, 1994 (Investor A shares) and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B shares)

    (vi)          The Riverfront Stock Appreciation Fund


                  Statement of Assets and Liabilities dated June 30, 1996 (unaudited)

                  Statement of Operations for the six months ended June 30, 1996 (unaudited)

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 (unaudited) and the year ended December 31, 1995

                  Schedule of Portfolio Investments dated June 30, 1996 (unaudited)

                  Notes to Financial Statements as of June 30, 1996
                  (unaudited)

                  Financial Highlights for the six months ended June 30, 1996 (unaudited) and for the period from the date of acquisition (October 1, 1995) to December 31, 1995 and the years ended September 30, 1995, 1994, 1993 and 1992 (Investor A shares) and the six months ended June 30, 1996 (unaudited) and the period from commencement of operations (October 1, 1995) to December 31, 1995 (Investor B shares)


                  Statement of Assets and Liabilities dated December 31,
                  1995

                  Statement of Operations for the period from the date of acquisition (October 1, 1995) to December 31, 1995

                  Statements of Changes in Net Assets for the period from the date of acquisition (October 1, 1995) to December 31, 1995 and the years ended September 30, 1995 and 1994

                  Schedule of Portfolio Investments dated December 31, 1995

                  Financial Highlights for the period from the date of acquisition (October 1, 1995) to December 31, 1995 and the years ended September 30, 1995, 1994, 1993, 1992 and 1991
                  (Investor A shares) and the period from commencement of operations (October 1, 1995) to December 31, 1995 (Investor B shares)

                  Notes to Financial Statements as of December 31, 1995

                  Report of Independent Auditors dated January 15, 1996


       (vii)      The Riverfront Large Company Select Fund

                  To be filed by amendment

      (viii) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.


         (b)      Exhibits


      (1)(a) A copy of Registrant's Articles of Incorporation is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 16 to Registrant's
                  Registration Statement (No. 33-34154) filed on April 26,
                  1996.

         (b) A copy of the form of an Amendment to Registrant's Articles of Incorporation, as filed with the State of Maryland, which changed the name of Registrant and its series designations and increased the authorized common stock of Registrant is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (c) A copy of a form of Amendment to Registrant's Articles of Incorporation, filed with the State of Maryland, which changed the series designation of certain portfolios of Registrant is incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (d) A copy of a form of Amendment to Registrant's Articles of Incorporation, as filed with the State of Maryland, which created two new portfolios and two classes of stock for certain portfolios of Registrant is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No.
                  33-34154) filed on April 26, 1996.

         (e) A copy of a form of Amendment to Registrant's Articles of Incorporation, as filed with the State of Maryland, which reclassified the shares of a specific series is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 16 to Registrant's
                  Registration Statement (No. 33-34154) filed on April 26,
                  1996.

         (f) A copy of a form of Articles Supplementary to Registrant's Articles of Incorporation, as filed with the

                  State of Maryland, which created a new portfolio is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 16 to Registrant's
                  Registration Statement (No. 33-34154) filed on April 26,
                  1996.

         (g) A copy of a form of Articles Supplementary to Registrant's Articles of Incorporation, as filed with the State of Maryland, which created a new portfolio.

      (2)(a) Registrant's By-Laws are incorporated by reference to Exhibit (2)(a) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (b) Form of Amendment to Registrant's Bylaws is incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (c) Form of Amendment to Article IV of Registrant's Bylaws as adopted February 24, 1995 is incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.


         (3)      Not applicable.

         (4) Certificates for shares are not issued. Articles VI and VIII of the Articles of Incorporation, filed as Exhibit 1 hereto, define the rights of holders of shares.


      (5)(a) Investment Advisory Agreement dated as of August 1, 1994, as proposed to be amended as of January 1, 1997, between the Registrant and The Provident Bank.

         (b) Sub-Investment Advisory Agreement dated August 1, 1994, between The Provident Bank and James Investment Research, Inc. is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (c) Sub-Investment Advisory Agreement dated as of August 15, 1995, as proposed to be amended as of January 1, 1997, between The Provident Bank and DePrince, Race & Zollo, Inc.

      (6)(a) Distribution Agreement, dated February 1, 1994, and amended as of November 17, 1995, as proposed to be further amended as of January 1, 1997, between Registrant and BISYS Fund Services Limited Partnership.

         (b) Form of Dealer Agreement between The Winsbury Company Limited Partnership and Provident Securities & Investment Company was filed on September 21, 1995, with Post-Effective Amendment No. 14 as Exhibit (6)(b) and is incorporated by reference herein.

         (7)      Not applicable.


         (8) Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement dated August 1, 1994, as proposed to be amended as of January 1, 1997, between the Registrant and The Provident Bank.

      (9)(a) Administration Agreement, dated February 1, 1996, as proposed to be amended as of January 1, 1997, between the Registrant and BISYS Fund Services Limited Partnership.

         (b) Master Transfer and Recordkeeping Agreement, dated as of February 24, 1992, as proposed to be amended as of January 1, 1997, between the Registrant and The Provident
                  Bank.


         (c) Shareholder Services Plan adopted January 6, 1994, as amended as of June 8, 1994, was filed on November 9, 1994, with Post-Effective Amendment No. 8 as Exhibit (9)(c) and is incorporated by reference herein.

         (d) Form of Servicing Agreement to Shareholder Services Plan, as amended, was filed on November 9, 1994, with Post-Effective Amendment No. 8 as Exhibit (9)(d) and is incorporated by reference herein.

         (e) Sub-Transfer Agency Agreement dated as of January 1, 1995, as amended as of August 15, 1995, between The Provident Bank and BISYS Fund Services Ohio, Inc. was filed on September 21, 1995, with Post-Effective Amendment No. 14 as Exhibit (9)(e) and is incorporated by reference herein.

         (f) Agreement and Plan of Reorganization and Liquidation dated as of June 26, 1995, between the Registrant and MIM Mutual Funds, Inc. was filed on September 21, 1995, with Post-Effective Amendment No. 14 as Exhibit (9)(f) and is incorporated by reference herein.


        (10) Opinion of counsel as to the legality of the shares of The Riverfront Large Company Select Fund. Opinion of counsel as to the legality of the shares of The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Stock Appreciation Fund and The Riverfront Flexible Growth Fund was filed with Registrant's Rule 24f-2 Notice on February 28, 1996.

        (11)      Consent of Ernst & Young LLP, independent auditors.

        (12)      Not applicable.

        (13) A copy of the Subscription Agreement was filed on April 10, 1990, as Exhibit (13) to the Registrant's
                  Registration Statement and is incorporated by reference herein.

        (14)      Not applicable.


     (15)(a) Investor A Distribution and Shareholder Service Plan and Agreement, as amended as of November 17, 1995.

         (b) Investor B Distribution and Shareholder Service Plan and Agreement, as amended as of November 17, 1995.


         (c) Form of Dealer Agreement between The Winsbury Company Limited Partnership and Provident Securities & Investment Company was filed on September 21, 1995, with Post-Effective Amendment No. 14 as Exhibit (15)(d) and is incorporated by reference herein.

     (16)(a) Computation of Performance Quotations for The Riverfront U.S. Government Securities Money Market Fund was filed on June 2, 1994, with Post-Effective Amendment No. 7 as Exhibit (16) (a) and is incorporated by reference herein.

         (b) Computation of Performance Quotations for The Riverfront U.S. Government Income Fund and The Riverfront Income Equity Fund was filed on June 2, 1994, with
                  Post-Effective Amendment No. 7 as Exhibit (16)(b) and is incorporated by reference herein.

         (c) Computation of Performance Quotations for The Riverfront Ohio Tax-Free Bond Fund was filed on January 31, 1995, with Post-Effective Amendment No. 9 as Exhibit (16)(c) and is incorporated by reference herein.

         (d) Computation of Performance Quotations for The Riverfront Flexible Growth Fund was filed on January 31, 1995, with Post-Effective Amendment No. 9 as Exhibit (16)(d) and is incorporated by reference herein.

         (e) Computation of Performance Quotations for The Riverfront Stock Appreciation Fund was filed on September 21, 1995, with Post-Effective Amendment No. 14 as Exhibit (16)(e) and is incorporated by reference herein.

         (f) Computation of Performance Quotations for The Riverfront Large Company Select Fund.


        (17)      Financial Data Schedules.

        (18)      None.

     (19)(a) Copies of the Powers of Attorney of the Officers and Directors of the Registrant were filed on March 1, 1994, with Post-Effective Amendment No. 6 as Exhibit (17) and are incorporated by reference herein.

         (b) Power of Attorney for George P. Landreth was filed on June 2, 1994, with Post-Effective Amendment No. 7 as Exhibit (17)(b) and is incorporated by reference herein.

         (c)      Power of Attorney for Walter B. Grimm was filed on
                  April 11, 1995, with Post-Effective Amendment No. 10 as Exhibit (18)(c) and is incorporated by reference herein.


         (d) Power of Attorney for Harvey M. Salkin is incorporated by reference to Exhibit (19)(a) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.


         (e)      Consent of Baker & Hostetler

Item 25. Persons Controlled by or Under Common Control With Registrant

                  Not Applicable.

Item 26. Number of Holders of Securities


                                                                                 Number of Record
                                                                                 ----------------
                                                                                   Holders as of
                                                                                   -------------
Title of Series                                                                   October 16, 1996
---------------                                                                   ----------------
                                                                                Investor A Investor B
                                                                                ---------------------
The Riverfront U.S. Government Securities
 Money Market Fund, shares of
 capital stock, $.001 par value                                                 514               N/A

The Riverfront U.S. Government
 Income Fund, shares of capital
 stock, $.001 par value                                                          23                63

The Riverfront Income Equity Fund,
 shares of capital stock, $.001 par value                                       934               464

The Riverfront Ohio Tax-Free Bond Fund,
 shares of capital stock, $.001 par value                                         7                23

The Riverfront Flexible Growth Fund,
 shares of capital stock, $.001 par value                                        37               604

The Riverfront Stock Appreciation Fund,
 shares of capital stock, $.001 par value                                     4,809                58

The Riverfront Large Company Select Fund,
 shares of capital stock, $.001 par value                                         0                 0


Item 27.          Indemnification

         Provisions relating to the indemnification of the Registrant's Directors and officers were filed on February 11, 1991, with the Registrant's Post-Effective Amendment No. 1 and are incorporated by reference herein.

Item 28. Businesses and Other Connections of Investment Adviser

                  (a) To the knowledge of Registrant, none of the officers or directors of Provident, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                              Position with
Name                        The Provident Bank               Other Business
----                        ------------------               --------------

Jack M. Cook                     Director                   President, Christ
                                                            Hospital

Thomas D. Grote, Jr.             Director                   President, Mid-
                                                            Atlantic Mechanical,
                                                            Inc.

S. Paul Mathews                  Director                   Attorney, Mathews
                                                            and Mathews

Sidney A. Peerless,              Director                   M.D., E.N.T.,
M.D.                                                        Associates of
                                                            Cincinnati

Joseph A. Steger,                Director                   President,
Ph.D.                                                       University of
                                                            Cincinnati

         (b) To the knowledge of Registrant, none of the officers or directors of DePrince, Race & Zollo, Inc. ("DRZ") except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers of DRZ who are engaged in any other business, profession, vocation or employment of a substantial nature.

                            Position with
Name                             DRZ                    Other Business
----                        -------------               --------------
Gregory M. DePrince         Director                    Prior to April 1995,
                                                        Director and Senior
                                                        Vice President of
                                                        SunBank Capital
                                                        Management, N.A.,
                                                        200 South Orange
                                                        Avenue, Orlando,
                                                        Florida 32801

John D. Race                Director                    Prior to April 1995,
                                                        Director, Executive
                                                        Vice President and
                                                        Chief Administrative
                                                        Officer of SunBank
                                                        Capital Management,
                                                        N.A., 200 South
                                                        Orange Avenue,
                                                        Orlando, Florida
                                                        32801

Victor A. Zollo             Director and                Prior to April 1995,
                            President                   Director and Senior
                                                        Vice President of
                                                        SunBank Capital
                                                        Management, N.A.,
                                                        200 South Orange
                                                        Avenue, Orlando,
                                                        Florida 32801

                  (c) To the knowledge of Registrant, none of the officers or directors of James Investment Research, Inc. ("JIR"), except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business address of the directors and officers of JIR who are engaged in any other business, profession, vocation or employment of a substantial nature.

                           Position with
Name                            JIR               Other Business
----                       -------------          --------------
Jerome G. Peppers        Director                 Professor and
                                                  Associate Dean, Air
                                                  Force Institute of
                                                  Technology, Wright-
                                                  Patterson Air Force
                                                  Base, Dayton, Ohio.

Robert G. Hawkins        Director                 Dean and Professor,
                                                  Rensselaer
                                                  Polytechnic
                                                  Institute, Troy, New
                                                  York.

Item 29.          Principal Underwriter

                  (a) BISYS Fund Services Limited Partnership, d/b/a BISYS Fund Services acts as administrator and distributor for Registrant. BISYS Fund Services currently serves as distributor of American Performance Funds, the Pacific Capital Funds, The HighMark Group, The Parkstone Group of Funds, The Sessions Group, the AmSouth Mutual Funds, The Coventry Group, the BB&T Mutual Funds Group, The ARCH Funds, Inc., The M.S.D. & T. Funds, Inc., the Summit Investment Trust, the Qualivest Funds, The Victory Portfolios, the MMA Praxis Mutual Funds and the MarketWatch Funds, each of which is a management investment company.

                  (b) To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

                                   Positions and                   Positions and
Name and Principal                 Offices with                    Offices with
Business Address                   BISYS Fund Services             Registrant
------------------                 -------------------             -------------

The BISYS Group, Inc.              Sole Shareholder of             None
150 Clove Road                     BISYS Fund Services,
Little Falls, New Jersey           Inc.
07424

BISYS Fund Services, Inc.          Sole General Partner            None
150 Clove Road
Little Falls, New Jersey
07424

WC Subsidiary Corporation          Limited Partner                 None
150 Clove Road
Little Falls, New Jersey
07424


                  (c) None

Item 30.          Location of Accounts and Records

                  (1) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).

                  (2) The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202 (records relating to its functions as investment adviser, manager, custodian, transfer agent and fund accountant).

                  (3) DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, Florida 32801 (records relating to its functions as sub-investment adviser for The Riverfront Income Equity Fund).

                  (4) James Investment Research, Inc., 1349 Fairground Road, Beavercreek, Ohio 45385 (records relating to its functions as sub-investment adviser for The Riverfront Flexible Growth Fund).

                  (5) Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215 (Articles of Incorporation, Bylaws and Minutes).

                  (6) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as sub-transfer agent).

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings


                  Registrant undertakes to file a post-effective amendment, using reasonably current financial statements of The Riverfront Large Company Select Fund, which need not be certified, within four to six months of the commencement of operations of such Fund.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio, on the 17th day of October, 1996.
                                            THE RIVERFRONT FUNDS, INC.


                                            By /s/Stephen G. Mintos
                                               ---------------------------------
                                               Stephen G. Mintos
                                               President and Chairman
                                               of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities designated on the 17th day of October, 1996.

SIGNATURES                                            TITLE
----------                                            -----

/s/ Stephen G. Mintos                        President and Director
------------------------------
Stephen G. Mintos
                                             Treasurer (Principal Accounting
/s/*Walter B. Grimm                          and Financial Officer) and Vice
------------------------------                                President
Walter B. Grimm



/s/* J. Virgil Early                         Director
------------------------------
J. Virgil Early

/s/* William M. Higgins                      Director
------------------------------
William M. Higgins

/s/* Harvey M. Salkin                        Director
------------------------------
Harvey M. Salkin

                                            *By /s/ Stephen G. Mintos
                                                --------------------------------
                                                Stephen G. Mintos
                                                Attorney-in-Fact

*Stephen G. Mintos, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officer of the Registrant pursuant to powers of attorney duly executed by such persons.

                                Index to Exhibits

Sequentially
Numbered
Exhibit No.                Description                                   Page
-----------                -----------                                   ----


1.       (a)      The Registrant's Articles of Incorporation was
                  filed as Exhibit (1)(a) to Post-Effective
                  Amendment No. 16 to Registrant's Registration
                  Statement (No. 33-34154) filed on April 26,
                  1996.

         (b) Amendment No. 1 to the Registrant's Articles of Incorporation was filed as Exhibit (1)(b) to Post-Effective Amendment No. 16 to
                  Registrant's Registration Statement (No.
                  33-34154) filed on April 26, 1996.

         (c) Amendment No. 2 to the Registrant's Articles of Incorporation was filed as Exhibit (1)(c) to Post-Effective Amendment No. 16 to
                  Registrant's Registration Statement (No.
                  33-34154) filed on April 26, 1996.

         (d) Form of Amendment to Registrant's Articles of Incorporation, as filed with the State of Maryland, which created two new portfolios and two classes of stock for certain portfolios of Registrant was filed as Exhibit (1)(d) to Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (e) Form of Amendment to Registrant's Articles of Incorporation, as filed with the State of Maryland, which reclassified the shares of a specific series was filed as Exhibit (1)(e) to Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (f) Form of Articles Supplementary to Registrant's Articles of Incorporation, as filed with the State of Maryland, which created a new portfolio was filed as Exhibit (1)(f) to Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (g) A copy of a form of Articles Supplementary to Registrant's Articles of Incorporation, as

Sequentially
Numbered
Exhibit No.                Description                                   Page
-----------                -----------                                   ----

                  filed with the State of Maryland, which
                  created a new portfolio.


2.       (a)      Bylaws of Registrant were filed as Exhibit
                  (2)(a) to Post-Effective Amendment No. 16 to
                  Registrant's Registration Statement (No.
                  33-34154) filed on April 26, 1996.

         (b) Amendment No. 1 to Registrant's Bylaws was filed as Exhibit (2)(b) to Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (c)      Form of Amendment to Article IV of
                  Registrant's Bylaws as adopted February 24,
                  1995, was filed as Exhibit (2)(c) to
                  Post-Effective Amendment No. 16 to
                  Registrant's Registration Statement (No.
                  33-34154) filed on April 26, 1996.


3.                Not applicable.

4.                Certificates for shares are not issued.
                  Articles VI and VIII of the Articles of
                  Incorporation, filed as Exhibit 1 hereto, define the rights of holders of shares.


5.       (a)      Investment Advisory Agreement dated as of
                  August 1, 1994, as proposed to be amended as of January 1, 1997, between Registrant and The
                  Provident Bank.

         (b)      Sub-Investment Advisory Agreement dated
                  August 1, 1994, between The Provident Bank and James Investment Research, Inc. was filed as Exhibit (5)(b) to Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

         (c) Sub-Investment Advisory Agreement dated as of August 15, 1995, as proposed to be amended as of January 1, 1997, between The Provident Bank and DePrince, Race & Zollo, Inc.

Sequentially
Numbered
Exhibit No.                Description                                   Page
-----------                -----------                                   ----


6.       (a)      Distribution Agreement, dated February 1,
                  1994, and amended as of November 17, 1995, as proposed to be further amended as of January
                  1, 1997, between Registrant and BISYS Fund
                  Services Limited Partnership.

         (b) Form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company. Filed as Exhibit (6)(b) to Registrant's Post-Effective Amendment No. 14 on September 21, 1995.

7.                Not applicable.

8.                Amended and Restated Custodian, Fund
                  Accounting and Recordkeeping Agreement dated August 1, 1994, as proposed to be amended as of January 1, 1997, between Registrant and The
                  Provident Bank.

9.       (a)      Administration Agreement, dated February 1,
                  1996, as proposed to be amended as of January
                  1, 1997, between the Registrant and BISYS Fund
                  Services Limited Partnership.

         (b) Master Transfer and Recordkeeping Agreement, dated as of February 24, 1992, as proposed to be amended as of January 1, 1997, between Registrant and The Provident Bank.

         (c)      Shareholder Services Plan adopted January 6,
                  1994, as amended as of June 8, 1994. Filed as Exhibit (9)(c) to Registrant's Post-Effective
                  Amendment No. 8 on November 9, 1994.

         (d)      Form of Servicing Agreement to Shareholder
                  Services Plan as amended.  Filed as Exhibit
                  (9)(d) to Registrant's Post-Effective
                  Amendment No. 8 on November 9, 1994.

         (e) Sub-Transfer Agency Agreement dated as of January 1, 1995, as amended as of July 6, 1995, between The Provident Bank and BISYS Fund Services Ohio, Inc. was filed as Exhibit
                  (9)(e) to Registrant's Post-Effective
                  Amendment No. 14 on September 21, 1995.

Sequentially
Numbered
Exhibit No.                Description                                   Page
-----------                -----------                                   ----


         (f) Agreement and Plan of Reorganization and Liquidation dated as of June 26, 1995, between the Registrant and MIM Mutual Funds, Inc. was filed as Exhibit (9)(f) to Registrant's Post-Effective Amendment No. 14 on September 21, 1995.

10. An Opinion of Counsel as to the legality of the shares of The Riverfront Large Company Select Fund. An Opinion of Counsel as to the legality of the shares of The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Stock Appreciation Fund and The Riverfront Flexible Growth Fund was filed with Registrant's Rule 24f-2 Notice on February 28, 1996.


11. Consent of Ernst & Young LLP, independent auditors.

12.               Not applicable.

13.               The Subscription Agreement.  Filed as an
                  Exhibit to Registrant's Registration Statement on April 10, 1990.

14.               Not applicable.


15.      (a)      Investor A Distribution and Shareholder
                  Service Plan and Agreement, as amended as of November 17, 1995.

         (b)      Investor B Distribution and Shareholder
                  Service Plan and Agreement, as amended as of November 17, 1995.

         (c) Form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company. Filed as Exhibit (15)(d) to Registrant's Post-Effective Amendment No. 14 on September 21, 1995.


16.      (a)      Schedules for the calculation of performance
                  quotations for The Riverfront U.S. Government
                  Securities Money Market Fund were filed as
                  Exhibit (16) (a) to Registrant's
                  Post-Effective Amendment No. 7 on June 2,
                  1994.

Sequentially
Numbered
Exhibit No.                Description                                   Page
-----------                -----------                                   ----


         (b) Schedules for the calculation of performance quotations for The Riverfront U.S. Government Income Fund and The Riverfront Income Equity Fund were filed as Exhibit (16)(b) to Registrant's Post-Effective Amendment No. 7 on June 2, 1994.

         (c) Schedules for the calculation of performance quotations for The Riverfront Ohio Tax-Free Bond Fund were filed as Exhibit (16)(c) to Registrant's Post-Effective Amendment No. 9 on January 31, 1995.

         (d) Schedule for the calculation of performance quotations for The Riverfront Flexible Growth
                  Fund was filed as Exhibit (16)(d) to
                  Registrant's Post-Effective Amendment No. 9 on
                  January 31, 1995.

         (e) Schedule for the calculation of performance quotations for The Riverfront Stock
                  Appreciation Fund was filed as Exhibit (16)(e) to Registrant's Post-Effective Amendment No.
                  14 on September 21, 1995.

         (f) Schedule for the calculation of performance quotations for The Riverfront Large Company
                  Select Fund.


17.               Financial Data Schedules.

18.               None.

19.      (a)      Powers of Attorney of the Officers and
                  Directors of the Registrant were filed as an Exhibit to Registrant's Post-Effective
                  Amendment No. 6 on March 1, 1994.

         (b) Power of Attorney for George P. Landreth was filed as Exhibit (17)(b) to Registrant's Post-
                  Effective Amendment No. 7 on June 2, 1994.

         (c) Power of Attorney for Walter B. Grimm was filed as Exhibit (18)(c) to Registrant's Post-
                  Effective Amendment No. 10 on April 11, 1995.


         (d) Power of Attorney for Harvey M. Salkin was filed as Exhibit (19)(d) to Registrant's Post-
                  Effective Amendment No. 16 filed on April 26,
                  1996.


         (e)      Consent of Baker & Hostetler.

As filed with the Securities and Exchange Commission October 18, 1996

                                              1933 Act Registration No. 33-34154
                                                      1940 Act File No. 811-6082




                                   EXHIBITS TO



                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]






                         Post-Effective Amendment No. 17              [x]




                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                    [x]





                                Amendment No. 18                      [x]






                           The Riverfront Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)


                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (800) 899-4600